As filed with the Securities and Exchange Commission on April 22, 2013

Registration No. 333-108525

811-21427

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

WRL FREEDOM PREMIER III VARIABLE ANNUITY

FORM N-4

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 23

AND

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 24

SEPARATE ACCOUNT VA U

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8468

Darin D. Smith

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2013 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

WRL FREEDOM PREMIER® III VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA U

By

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus

May 1, 2013

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Western Reserve Life Assurance Co. of Ohio. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

An optional Premium Enhancement Rider is available at the time you purchase your policy. If you elect this rider, the Company will add a credit to your policy value for each premium payment that you make. There is an extra charge for this rider. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement rider. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the WRL Freedom Premier® III Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2013. Please call us at (800) 851-9777 or write us at: Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK

The subaccounts available under this policy invest in underlying funds of the Portfolio companies listed below:

ACCESS ONE TRUST

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

PROFUNDS

TRANSAMERICA SERIES TRUST

For a complete list of the available subaccounts, please refer to “Appendix - Portfolios Associated with the Subaccounts”. For more information on the underlying funds, please refer to the prospectus for the underlying fund.

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TABLE OF CONTENTS continued

APPENDIX
EXCESS INTEREST ADJUSTMENT EXAMPLES	105
APPENDIX
DEATH BENEFIT	109
APPENDIX
BENEFICIARY EARNINGS ENHANCEMENT - EXTRA II RIDER	112
APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS	113
APPENDIX
PAM METHOD TRANSFERS	120
APPENDIX
RIDER GRID VARIATIONS	124

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative Office — Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 851-9777. All premium payments, loan repayments, correspondence and notices should be sent to this address.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus
•

gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA U, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

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Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Western Reserve Life Assurance Co. of Ohio (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed in the “Appendix – Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

PURCHASE

The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix – Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

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EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8.50% of premium payments surrendered within eight years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments. If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depends on the death benefit option that you select, as follows:

•	1.25% if you do not choose an optional guaranteed minimum death benefit

•	1.30% if you choose the Return of Premium Death Benefit

•	1.50% if you choose the Annual Step-Up Death Benefit

•	1.55% if you choose the 5% Annually Compounding Death Benefit

•	1.65% if you choose the Double Enhanced Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Premium EnhancementSM Rider, then there is a fee equal to an annual rate of 0.25% (0.15% if the optional Liquidity Rider, which also has a fee, is also elected) of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

•	0.20% AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.15% Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

If you elect the Beneficiary Earnings Enhancement - Extra II (“BEE -Extra II”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

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If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges and/or excess interest adjustments. You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally)

on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

ANNUITY PAYMENTS

(THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down.

However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each annuity payment.

DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Double Enhanced Death Benefit

•	5% Annually Compounding Death Benefit

•	Annual Step-Up Death Benefit

•	Return of Premium Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

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After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.

TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.

•

You may elect an optional rider that might pay an additional amount on top of the policy death benefit, in certain circumstances. This feature is called the “Beneficiary Earnings Enhancement - Extra II” (“BEE - Extra II”). There is an extra charge for this rider.

•

Under certain medically related circumstances, you may surrender all or a portion of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•

Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charges or excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider,

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we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.

•

You may elect to purchase an optional rider in which the initial premium payment and each subsequent premium payment will receive a premium enhancement that is added to your policy value. You may only elect this rider at the time you purchase your policy (age limitations may apply). This feature is called the Premium EnhancementSM Rider. There is an extra charge for this rider.

OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts

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(those in operation by year end December 31, 2012) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.

INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Western Reserve Life Assurance Co. of Ohio

Administrative Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 851-9777

All premium payments, loan repayments, correspondence and notices should be sent to this address.

You may check your policy at www.westernreserve.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.

You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered) Base Policy	8.50%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $30 per policy

Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.10%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.25%

Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Double Enhanced Death Benefit	0.40%
5% Annually Compounding Death Benefit	0.30%
Annual Step-Up Death Benefit	0.25%
Return of Premium Death Benefit	0.05%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.20%
Premium Enhancement Rider	0.25%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.35%

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Optional Rider Fees:

Beneficiary Earnings Enhancement - Extra II (annual charge based on policy value)	0.55%
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	0.90%

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available for Sales:

5 for LifeSM Rider (annual charge - a % of Total Withdrawal Base)	0.60%
5 for LifeSM with Growth (with additional death benefit)	0.85%
5 for LifeSM with Growth (without additional death benefit)	0.60%

Income SelectSM for Life - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base)
Base Benefit (Single Life)	0.40%
Base Benefit (Joint Life)	0.60%
Additional Benefits available with Income SelectSM for Life Rider
Growth Benefit (Single Life)	0.25%
Growth Benefit (Joint Life)	0.50%
Death Benefit (Single Life)	0.25%
Death Benefit (Joint Life)	0.20%
Income EnhancementSM Benefit (Single Life)	0.15%
Income EnhancementSM (Joint Life)	0.30%
Total Income SelectSM for Life Rider (Single Life) Fees with Highest Combination of Benefits	1.05%
Total Income SelectSM for Life Rider (Joint Life) Fees with Highest Combination of Benefits	1.60%

Retirement Income ChoiceSM Rider - Single Life Option (annual charge - a % of Withdrawal Base)
Base Benefit (Maximum)	1.35%
Base Benefit (Current)	0.60%
Additional Benefits available with the Retirement Income ChoiceSM Rider:
Death Benefit	0.25%
Maximum Total Retirement Income ChoiceSM Rider Fees (Single Life) with Highest Combination of Benefits	1.75%
Current Total Retirement Income ChoiceSM Rider Fees (Single Life) with Highest Combination of Benefits	1.00%

Retirement Income ChoiceSM Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income ChoiceSM Rider:
Death Benefit	0.20%
Income EnhancementSM Benefit	0.30%
Maximum Total Retirement Income ChoiceSM Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%
Current Total Retirement Income ChoiceSM Rider Fees (Joint Life) with Highest Combination of Benefits	1.40%

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Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider - Single Life Option
(annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income ChoiceSM with
Double Initial Withdrawal Base Benefit Rider:
Death Benefit	0.25%
Income EnhancementSM Benefit	0.15%
Maximum Total Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.05%
Current Total Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	1.30%

Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income ChoiceSM with
Double Withdrawal Base Benefit Rider:
Death Benefit	0.20%
Income EnhancementSM Benefit	0.30%
Maximum Total Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.15%
Current Total Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	1.40%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2012 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.35%
Highest Gross	2.36%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2012, and the base policy with the combination of available optional features or riders

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with the highest fees and expenses, including the Living Benefits Rider, highest Fund Facilitation Fee, Annual Step-Up Death Benefit, and Beneficiary Earnings Enhancement - Extra II Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples (Highest Gross):

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

1 Year	$1322
3 Years	$2300
5 Years	$3233
10 Years	$5567

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

1 Year	$556
3 Years	$1670
5 Years	$2783
10 Years	$5567

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

1 Year	$1370
3 Years	$2438
5 Years	$2953
10 Years	$5689

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

1 Year	$605
3 Years	$1808
5 Years	$2953
10 Years	$5689

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Policy Owner Transaction Expenses:

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium, regardless of how policy value is allocated among the investment choices. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See EXPENSES.

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Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, including overnight delivery, duplicate policies; non-sufficient checks on new business; duplicate 1099 and 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%) and the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 (0.15%). See EXPENSES.

Liquidity Rider: This fee is only charged for the first four policy years.

Optional Premium Enhancement Rider: This fee (0.25%) (0.15% if the optional Liquidity Rider, which also has a fee, is also elected) is in addition to the mortality and expense risk fee.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Double Enhanced Death Benefit fee, the Liquidity Rider fee, the Premium EnhancementSM Rider (0.15% if the Liquidity Rider is also elected), plus the Fund Facilitation Fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.

Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Beneficiary Earnings Enhancement - Extra II: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees:

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” Total Withdrawal Base is equal to: the

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“principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available

5 for LifeSM Rider, 5 for LifeSM with Growth Rider and Income SelectSM for Life Rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.

Income SelectSM for Life Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Income SelectSM for Life Rider with one or more of the following options - Growth Option, Additional Death Payment Option and Joint Life Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life Rider base benefit fee.

Retirement Income ChoiceSM Rider and Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM Rider and Retirement Income ChoiceSM with Double Withdrawal Benefit Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income ChoiceSM Rider and Retirement Income ChoiceSM with Double Withdrawal Benefit Rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect premium tax charges, special service fees or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Annuitization: You cannot annuitize before the fourth policy anniversary.

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THE ANNUITY POLICY

This prospectus describes the WRL Freedom Premier® III Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

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Premium Payments

You should make checks for premium payments payable only to Western Reserve Life Assurance Co. of Ohio and send them to the Administrative Office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Western Reserve Life Assurance Co. of Ohio, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

For issue ages 0-80, we reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative premium payments over

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$500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made.

You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, subject to the limitations described under “Telephone Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m., Eastern time. Holidays are generally not business days.

INVESTMENT CHOICES

The WRL Freedom Premier® III Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the

21

capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares

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of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment. Any subsequent premium payments, asset rebalance programs or dollar cost averaging transactions into a closed subaccount will be re-allocated to the remaining available investment choices according to the investment allocation instructions you previously provided. Under asset rebalance programs the value remaining in the closed fund will be excluded from any future rebalancing. The value of the closed fund will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed fund to another investment choice. If you decide to re-allocate the value of the closed fund, you will need to provide us with instructions to achieve your goal.

If you allocate premium to a subaccount that is closed to new investment, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and the premium will be returned.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly,

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neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders, transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount

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that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See OTHER

INFORMATION - Sending Forms and Transaction Requests in Good Order.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

The market timing policy and the related procedures (discussed below) do not apply to the ProFunds or Access subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity. If you invest in the

ProFunds or Access subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;
(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or
(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and
(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

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We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us (except in the ProFunds or Access subaccounts as discussed above) if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to

26

smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

For contracts with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, contract owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios.

Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or
•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders

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generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

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ProFunds and Access Subaccounts. The restrictions above do not apply to ProFunds nor Access subaccounts.

Because the above restrictions do not apply to the ProFunds nor Access subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing and disruptive trading, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).

Third Party Investment Services

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.

Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Policies. Western Reserve, therefore, takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

Note carefully:

•	Western Reserve does not offer, and does not engage any third parties to offer, investment allocation services of any type for use with the Policy.
•

Western Reserve is not party to any agreement that you may have with any third parties that offer investment allocation services for use with your Policy. Western Reserve is not responsible for any recommendations such investment advisers make, any investment strategies they choose to follow, or any specific transfers they make on your behalf.

•	Any fee that is charged by third parties offering investment allocation services for use with your Policy is in addition to the fees and expenses that apply under your Policy.
•	If you make withdrawals of policy value to pay advisory fees, then taxes may apply to any such withdrawals and tax penalties may be assessed on withdrawals made before you attain age 59 1/2.

EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy once each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the

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surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the eight years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	8.5%
1 - 2	8%
2 - 3	7%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
7 - 8	2%
more than 8	0%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of adjusted policy value surrendered)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

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•	this surrender charge is a percentage of the adjusted policy value surrendered and not a percentage of premium; and
•	under this payment option, there is no surrender charge free amount.

Liquidity Rider Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8.5%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%

Excess Interest Adjustment

Surrenders (full and partial), transfers, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.

During the accumulation phase:

•	For the Account Value Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.10%.
•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%.
•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.35%.
•	For the 5% Annually Compounding Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.40%.
•	For the Double Enhanced Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.50%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;
•	you surrender the policy; or
•	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

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Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services you request.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Service Charge

During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Administrative Charges

We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. We apply the fee to funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.20% AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
•	0.15% Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

Liquidity Rider

If you elect the Liquidity Rider, then there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first four policy years.

Premium EnhancementSM Rider

If you elect the Premium EnhancementSM Rider, then there is a rider fee at an annual rate of 0.25% (0.15% if the optional Liquidity Rider, which also has a fee, is also elected) of the daily net asset value. In addition to the rider fee, the Company may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

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Beneficiary Earnings Enhancement - Extra II

If you elect the Beneficiary Earnings Enhancement - Extra II, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.90% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Reduced Fees and Charges

We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.

Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.

We (and/or our affiliates) may receive some or all of the following types of payments:

• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain funds available as investment choices under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

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• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:

Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.	0.25%
ACCESS ONE TRUST	0.50%
PROFUNDS	0.50%
FIDELITY ® VARIABLE INSURANCE
PRODUCTS FUND	0.30%
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST	0.50%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services provided.

TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2012 we and TCI received $15,858,053.12 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

Other Payments. We and our affiliates, including TCI and Transamerica Financial Advisors, Inc. (“TFA”), also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):

•

may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI’s wholesalers at TCI’s national and regional sales

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conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.
•	may pay TFA varying amounts to obtain access to TFA’s wholesaling and selling representatives;
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2012, TCI or its affiliates received total revenue sharing payments in the amount of $4,254,521.64 from the following Fund managers and/or subadvisers to participate in TCI’s events: AEGON USA Investment Management • Alliance Bernstein Investments • American Funds • BlackRock Investment Management, LLC. • Fidelity Investments • Franklin Templeton Investments • GE Asset Management • Hanlon Investment Management Inc. • ING Clarion Real Estate Securities • Invesco AIM • Janus Capital • Jennison Associates • Legg Mason Capital Management • Logan Circle Investment Partners • Madison Asset Management • Morgan Stanley Investment Management • Natixis Global Asset Management • Oppenheimer Funds • Pacific Investment Management Company • Wellington Management Company.

Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.

ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy.

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Surrenders from qualified policies may be restricted or prohibited.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.

If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.

Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica AEGON Money Market VP portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA AEGON Money Market subaccount until the portfolio is liquidated.

Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

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Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Surrenders (full and partial), transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial) if the guaranteed interest rate set by the Company for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S = Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;

G = Is the guaranteed interest rate for the guaranteed period applicable to “S”;

C = Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 0.25%; and
M = Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.

* = multiplication

Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

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Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	Any surrenders over $250,000;
•	Certain surrenders on or within 15 days of an address change;
•	Any surrender request made on or within 15 days of an ownership change;
•

Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

•	Any surrender when the Company does not have an originating or guaranteed signature on file;
•	Any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 851-9777.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

ANNUITY PAYMENTS

(THE INCOME PHASE)

You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The latest annuity commencement date generally cannot be after the date specified in your policy unless a later date is agreed to by us. The earliest annuity commencement date is at least 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy).

After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than the amount specified in your policy.) We may require proof of life before making annuity payments.

In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not

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change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

You must also decide if you want your annuity payments to be guaranteed for the annuitant’s lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime. The last payment will be the payment immediately before the annuitant’s death.
•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.
•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount (i.e., the adjusted policy value).

•

Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before

39

requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.
•

Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see

“Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies or we may limit certain options to ensure they comply with the applicable tax law provisions.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving payments dies prior to the end of the guaranteed period;

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THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and
•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive a lump sum. The guarantees of these death benefits are based on our claims-paying ability.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we may require due proof of death from all beneficiaries before paying the death proceeds. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.

Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary’s instructions.

The Company may permit the beneficiary to give a “one-time” written instruction to reallocate the investments in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant’s death.

When We Pay A Death Benefit

We will pay a death benefit IF:

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•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and
•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner’s death (who is not the annuitant) the entire interest must be distributed within five years. See the SAI for a more detailed discussion of the distribution requirements under the Code.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;

THEN:

•	no additional payments will be made (there is no death benefit).

NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and
•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner’s estate.

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Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greater of:

•	the account value which is the greater of the policy value or cash value on the date we receive the required information in good order at our Administrative Office;
•

the guaranteed minimum death benefit (discussed below), plus premium payments, less adjusted partial surrenders, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding Death Benefit calculations.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 5% Annually Compounding through age 80 Death Benefit, which is equal to:
•	the total premium payments; less
•	any adjusted partial surrenders;
•	accumulated at an effective annual rate of 5% from each premium payment date and each surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Annual Step-Up through age 80 Death Benefit, which is equal to:
•	the largest policy value on the policy date or on any policy anniversary before the earlier of the annuitant’s date of death or the annuitant’s 86th birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date. There is an extra charge for this death benefit of 0.40% annually.

5% Annually Compounding Death Benefit

The 5% Annually Compounding Death Benefit is equal to:

•	The premium payments; less
•	Any adjusted partial withdrawals;

Accumulated at an effective annual rate of 5% from the premium payment date or partial withdrawal date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date. There is an extra charge for this death benefit of 0.30% annually.

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Annual Step-Up Death Benefit

Under this option, on each policy anniversary prior to your 86th birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 86th birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 81 or older on the policy date. There is an extra charge for this death benefit of 0.25% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death.

This benefit is not available if you or the annuitant is 91 or older on the policy date. There is an extra charge for this death benefit of 0.05% annually.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy. The guarantees of these death benefits are based on our claims-paying ability.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.

The formula used to calculate the adjusted partial surrender amount, is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.

We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

TAX INFORMATION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. The federal income tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal

44

income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.

Introduction

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the account value over the investment in the policy during each taxable year.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or an employer sponsored retirement program, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan’s provisions and a policy’s provisions, the plan’s provisions will control.

If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.

You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (either as a surrender, withdrawal, or as annuity payments). Under certain circumstances, however, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy.

The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

The value of death benefit options and riders elected may need to be considered in calculating minimum required distributions from a qualified plan/or policy.

Taxation of Us

We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account,

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we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Tax Status of the Policy

Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The policy owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”

Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.

Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.

We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting dated and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death that will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity starting date, such owner’s surviving spouse is the sole beneficiary, under the nonqualified policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the

46

primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.

The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy or any riders by persons who do not meet the definition of “spouse” under federal law - e.g., civil union partners and same-sex marriage spouses - may have adverse tax consequences. Consult a tax adviser for more information on this subject.

Taxation of Annuities

The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser. A policy owned by a trust using the grantor’s social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.

Different Individual Owner and Annuitant

If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.

Annuity Starting Date

This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the

47

definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.

Taxation of Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies

When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy over the “investment in the policy.” In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.

If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.

The Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals will be exempt from the penalty tax. They include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after an owner dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series

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of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer’s designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.

Guaranteed Lifetime Withdrawal Benefits

For policies with a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.

Aggregation

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity policy’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.

Tax-Free Exchanges

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity policy for another annuity contract or a qualified long-term care insurance contract. Generally, an annuity policy issued in an exchange for another annuity policy is treated as new for purposes of the penalty and distribution at death rules.

If the initial contribution is made as a result of an exchange or surrender of another annuity policy, we may require that you provide information relating to the federal income tax status of the previous annuity policy to us.

Revenue Procedure 2011-38 significantly eases the restrictions on partial transfers previously adopted by the IRS. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Section 1035 of the Code if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange and annuity payments that satisfy the newly enacted partial annuitization rule of Section 72(a)(2) of the code will not be treated as a distribution from either the old or new policy.

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Pursuant to interim guidance provided in IRS Notice 2011-68, the IRS confirmed that it is permissible to partially exchange a portion of the cash surrender value of an annuity for a qualified long-term care insurance contract, provided that the requirements of Section 1035 are met. However, further guidance is needed regarding the application of Rev. Proc. 2011-38 to such transfers. Please discuss the tax consequences of any contemplated 1035 exchange transaction with a competent tax adviser.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. While distributions from qualified policies are not subject to tax, such distributions may be includible in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from you qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.

Taxation of Surrenders and Partial Withdrawals - Qualified Policies

In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. If you do not have any non-deductible purchase payments, your investment in the contract will be treated as zero.

The IRS has not reviewed this policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements. The actuarial present value of death and/or living benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional death benefit.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrenders; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity starting dates, the exchange of a

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policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Separate Account Charges

It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.

Withholding

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Beginning in 2013, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation (currently $5,250,000) and 40% respectively.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity

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policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Foreign Account Tax Compliance Act (“FATCA”)

Beginning in 2014, we may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective foreign entities are advised to consult with a competent tax adviser regarding the application of FATCA to their particular situation.

Qualified Policies

The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code or to an annuity that is qualified funding asset as defined in the Code Section 130(d) of the Code. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover

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amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the

Code. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following attaining age 59 1/2, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the

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greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Ineligible Owners-Qualified

We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/HR-10 plans and any other types of plans at our sole discretion.

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Qualified Plan Distribution

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.

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This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment. Any payment in excess of your remaining surrender charge free amount may be subject to a surrender charge.

Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $50. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender that exceeds the surrender charge free amount while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate. If the request does not exceed the surrender charge free amount, future systematic payment will be recalculated based on the remaining free amounts.

Keep in mind that surrenders under the Systematic Payout Option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

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Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Initial Payment Guarantee. The application and operation of the Initial Payment Guarantee are governed by the terms and conditions of the policy itself.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.

Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

Please note:

•	This feature terminates upon annuitization and there is a mandatory annuitization date.

•	We may credit interest in the fixed account at a lower rate if you select this rider.

The Liquidity Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Liquidity Rider.

Premium EnhancementSM Rider

An optional Premium EnhancementSM Rider is available at the time you buy your policy. If you elect this rider, each premium payment will receive a premium enhancement that the Company adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

You may only elect the Premium EnhancementSM Rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 4% (currently 2% if the Liquidity Rider is also elected) of the amount of the premium payment; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

The Company may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

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•	exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement;
•	a death benefit is payable within one year from the time we apply the premium enhancement; or
•	annuitization within one year from the time we apply the premium enhancement.

Please note: If we recapture the premium enhancement, it will be the dollar amount that we added to the policy, not a percentage of your policy value at the time of recapture. Thus, if your policy is worth less (or more) than at the time of purchase, the effect of the recapture on your policy value on a percentage basis may be greater (or less) than the original percentage added. You bear the investment risk on the premium enhancement.

Rider Fee. There is a daily charge for the Premium EnhancementSM Rider at an annual rate of 0.25% (0.15% if Liquidity Rider is also elected) of the assets in each subaccount. In addition to the rider fee, the Company expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Other Terms and Conditions: If you elect this rider, you are not able to elect the Double Enhanced Death Benefit or the 5% Annually Compounding Death Benefit. Please consult your registered representative for information concerning any such limitations.

Termination. The rider is irrevocable.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.

The Premium EnhancementSM Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Premium EnhancementSM Rider.

Beneficiary Earnings Enhancement - Extra II

The optional Beneficiary Earnings Enhancement - Extra II rider pays an additional death benefit amount when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Beneficiary Earnings Enhancement - Extra II is only available for issue ages through age 75.

Beneficiary Earnings Enhancement - Extra II Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•

If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution + rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Beneficiary Earnings Enhancement - Extra II if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

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For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix - Beneficiary Earnings Enhancement - Extra II” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement - Extra II benefit amount.

Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Beneficiary Earnings Enhancement - Extra II, then the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement - Extra II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution + benefit is still being offered. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.

Please note: the rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative Office in writing in good order,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement - Extra II may not be re-elected, if still being offered, for one year.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Beneficiary Earnings Enhancement - Extra II may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Beneficiary Earnings Enhancement - Extra II.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances:

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because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make certain transactions by telephone upon our receipt of the appropriate authorization.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for losses resulting from telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is

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required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from either the fixed account or money market (see the Dollar Cost Averaging election form).

•

Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or
•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and
•	any amount in a variable source will remain in that variable investment choice; and
•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•

the additional premium payments will be allocated according to the current payment allocations at that time and will not reactivate a completed Dollar Cost Averaging program. (New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed.)

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium among the subaccounts as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

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THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment.

A Dollar Cost Averaging program can be used in conjunction with a guaranteed minimum withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset Rebalancing can be used in conjunction with a guaranteed minimum withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the PAM investment choices as applicable under the Portfolio Allocation Method. There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:

•	5 for LifeSM Rider

•	5 for LifeSM with Growth Rider

•	Income SelectSM for Life Rider

•	Retirement Income ChoiceSM Rider

•	Retirement Income Choice® with Double Withdrawal Base Benefit Rider

See Rider Grid for additional information on each of these riders.

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal Solution Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

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•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit nor the 5% Annually Compounding Death Benefit options.
•	Certain protections under the rider are available only if you hold the rider for ten years.
•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit of Living Benefit Rider

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value(less any premium enhancements if the rider is added in the first policy year) . After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

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Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any may be subject to excess interest adjustments; and that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix—Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value (the policy value will then be subject to investment risk). This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider

If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

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Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)

Example. Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any may be subject to excess interest adjustments; and) in excess of the maximum withdrawal amount is an excess withdrawal.
•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to may be subject to excess interest adjustments; and; and
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION)

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year

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immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.
•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59 1/2. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value(less any premium enhancements if the rider is added in the first policy year) . After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).

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We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value(less any premium enhancements if the rider is added in the first policy year) . After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant’s death.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any may be subject to excess interest adjustments; and that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.

Rider Fee. A rider fee, 0.90% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal

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amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA AEGON U.S. Government Securities - Service Class subaccount (which invests in the Transamerica AEGON U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM TA AEGON U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment choices if your policy is greater than guarantees under the rider.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment choices.

Transactions you make also affect the number of PAM transfers including:

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•	additional premium payments; and
•	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.

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See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);

•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy to zero; or
•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider.

OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There maybe limitations on your ability to change the ownership of a qualified plan. An ownership change may be a taxable event.

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Beneficiary

The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine

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whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. However, in certain cases where applications or transaction requests are transmitted electronically through or by a broker/dealer, “receipt” can mean the point in time when the application or transaction request is electronically transmitted by the broker/dealer (or other financial intermediary), provided that we actually receive the application or transaction request promptly and in good order. We reserve the right to reject electronic transactions that do not meet our requirements.

Regulatory Modifications to Policy

We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.

Certain Offers

We may pay you more than your current cash value for your voluntary participation in certain offerings. We will notify you of the terms of any such offers.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be

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worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Abandoned or Unclaimed Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

Legal Proceedings

We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

We are currently being audited on behalf of multiple states’ treasury and controllers’ offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and contract holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that result from these examinations will have a material adverse impact on

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the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

Western Reserve Life Assurance Co. of Ohio

Western Reserve Life Assurance Co. of Ohio was incorporated under the laws of the State of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, and all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.

Financial Condition of the Company

We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may

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incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI’s available on the SEC’s website at http://www.sec.gov. Our financial strength can be found on our website.

The Separate Account

The Company established a separate account, called Separate Account VA U, under the laws of the State of Ohio on August 4, 2003. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

The Funds

At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefor bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution

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and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 8.65% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, Western Reserve, Transamerica Financial Advisors, Inc. (TFA)

and other affliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.

Special Compensation For Affiliated Wholesaling and Selling Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

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Western Reserve’s main distribution channel is TFA, an affiliate, who sell Western Reserve products.

Western Reserve covers the cost of TFA’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems, that are provided directly to TFA. These facilities and services are necessary for TFA’s administration and operation, and Western Reserve is compensated by TFA for these expenses based on TFA’s usage. In addition, Western Reserve and other affiliates pay for certain sales expenses of TFA, including the costs of preparing and producing prospectuses and sales promotional materials for the policy.

TFA pays its branch managers a portion of the commissions received from Western Reserve for the sale of the policies. Sales representatives receive a portion of the commissions for their sales of policies in accordance with TFA’s internal compensation programs.

Sales representatives and their managers at TFA may receive, directly or indirectly, additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with TFA’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans, loan guaranties, or loan forgiveness to assist a firm or a representative in connection with systems, operating, marketing and other business expenses. The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, TFA’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the policies by affiliated selling firms may help sales representatives and/or their managers qualify for certain cash and non-cash benefits, and may provide such persons with special incentive to sell our policies. For example, TFA’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON N.V. (Western Reserve’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares. A portion of the contributions of commissions by TFA’s representatives may be matched by TFA.

TFA’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

Additional Compensation that We, TCI and/or our Affiliates Pay to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, and events and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms. These special compensation arrangements are not offered to all selling firms, and the terms of such arrangements may differ between selling firms.

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Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Policies or other criteria.

Overrides we paid on certain products to our affiliates, TFA and Life Investors Financial Group, in 2012 .

No specific charge is assessed directly to Policy owners or the separate account to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy - General Provisions

Investment Experience

Performance

Historical Performance Data

Published Ratings

State Regulation of Western Reserve Life Assurance

Co. of Ohio

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A - Condensed Financial Information

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APPENDIX

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider as we deem necessary to support the guarantees under this rider.

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
ACCESS ONE TRUST
Access VP High Yield FundSM	Access VP High Yield FundSM	ProFund Advisors LLC
Investment Objective: To correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser’s determination of reasonable risk.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Index 500 Portfolio – Service Class 2	Fidelity ® VIP Index 500 Portfolio – Service Class 2	Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser
Investment Objective: Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.
PROFUNDS
ProFund VP Asia 30	ProFund VP Asia 30	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.
ProFund VP Basic Materials	ProFund VP Basic Materials	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM.
ProFund VP Bull	ProFund VP Bull	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 ® Index.
ProFund VP Consumer Services	ProFund VP Consumer Services	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.
ProFund VP Emerging Markets	ProFund VP Emerging Markets	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of The Bank of New York Mellon Emerging Markets 50 ADR ® Index.
ProFund VP Europe 30	ProFund VP Europe 30	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.
ProFund VP Falling US Dollar	ProFund VP Falling US Dollar	ProFund Advisors LLC
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index
ProFund VP Financials	ProFund VP Financials	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.
ProFund VP International	ProFund VP International	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Morgan Stanley Capital International Europe Australasia Far East (“MSCI EAFE”) Index.
ProFund VP Japan	ProFund VP Japan	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.
ProFund VP Mid-Cap	ProFund VP Mid-Cap	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 ®
ProFund VP Money Market (2)	ProFund VP Money Market (2)	ProFund Advisors LLC
Investment Objective: Seeks a high level of current income consistent with liquidity and preservation of capital.
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100 Index.
ProFund VP Oil & Gas	ProFund VP Oil & Gas	ProFund Advisors LLC

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PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil and GasSM Index.
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. PharmaceuticalsSM Index.
ProFund VP Precious Metals	ProFund VP Precious Metals	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index.
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets	ProFund Advisors LLC
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR ® Index.
ProFund VP Short International	ProFund VP Short International	ProFund Advisors LLC
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of Morgan Stanley Capital International Europe Australasia Far East (“MSCI EAFE”) Index.
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100	ProFund Advisors LLC
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100 ® Index.
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap	ProFund Advisors LLC
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of Russell 2000 ® Index.
ProFund VP Small-Cap	ProFund VP Small-Cap	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000 ® Index.
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 ® Value Index.
ProFund VP Telecommunications	ProFund VP Telecommunications	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TelecommunicationsSM Index.
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap	ProFund Advisors LLC
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to twice (200%) of the daily performance of the Russell 2000 ® Index.
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus	ProFund Advisors LLC
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 ® Index.
ProFund VP Utilities	ProFund VP Utilities	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to one and one quarter (125%) the movement of the most recently issued 30-Year U.S. Treasury Bond.
TRANSAMERICA SERIES TRUST
TA AEGON High Yield Bond - Service Class	Transamerica AEGON High Yield Bond VP – Service Class	AEGON USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA AEGON Money Market - Service Class(2)	Transamerica AEGON Money Market VP – Service Class(2)	AEGON USA Investment Management, LLC
Investment Objective: Invests in high quality, U.S. dollar-denominated short-term money market instruments.
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	Transamerica AEGON Active Asset Allocation - Moderate VP - Service Class	AEGON USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	Transamerica AEGON Active Asset Allocation - Conservative VP - Service Class	AEGON USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA AEGON Tactical Vanguard ETF - Growth - Service Class	Transamerica AEGON Active Asset Allocation - Moderate Growth VP - Service Class	AEGON USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as secondary objective.

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PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
TA AEGON U.S. Government Securities - Service Class	Transamerica AEGON U.S. Government Securities VP – Service Class	AEGON USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA AllianceBernstein Dynamic Allocation - Service Class	Transamerica AllianceBernstein Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	Transamerica Asset Management, Inc.
Investment Objective: ital.
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	Transamerica Asset Management, Inc.
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	Transamerica Asset Management, Inc.
Investment Objective: Long-term capital appreciation.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	Transamerica Asset Management, Inc.
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	Transamerica Asset Management, Inc.
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Barrow Hanley Dividend Focused - Service Class(3)	Transamerica Barrow Hanley Dividend Focused VP – Service Class(3)	Barrow, Hanley, Mewhinney, and Strauss, LLC(3)
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA Hanlon Income - Service Class	Transamerica Hanlon Income VP – Service Class	Hanlon Investment Management, Inc.
Investment Objective: Conservative stability.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	Transamerica Asset Management, Inc.
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor’s 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP – Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.

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PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Long-term capital appreciation.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Capital appreciation.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and BlackRock Financial Management, Inc.
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class(4)	Transamerica PIMCO Tactical – Balanced VP – Service Class(4)	Pacific Investment Management Company LLC(4)
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class(5)	Transamerica PIMCO Tactical – Conservative VP – Service Class(5)	Pacific Investment Management Company LLC(5)
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class(6)	Transamerica PIMCO Tactical – Growth VP – Service Class(6)	Pacific Investment Management Company LLC(6)
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA Systematic Small Mid Cap Value - Service Class(7)	Transamerica Systematic Small/Mid Cap Value VP – Service Class(7)	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Vanguard ETF - Aggressive Growth - Service Class(8)	Transamerica Vanguard ETF Portfolio - Aggressive Growth VP - Service Class(8)	AEGON USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.
TA Vanguard ETF - Balanced - Service Class(9)	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class(9)	AEGON USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.
TA Vanguard ETF - Conservative - Service Class(10)	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class(10)	AEGON USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Vanguard ETF - Growth - Service Class(11)(12)	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class(11)(12)	AEGON USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA WMC Diversified Growth - Service Class	Transamerica WMC Diversified Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.

(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your

82

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs; financial objectives; investment goals; time horizons; and risk tolerance.

(2)

There can be no assurance that the Transamerica AEGON Money Market VP - Service Class portfolio or the ProFund Money Market VP portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA AEGON Money Market - Service Class subaccount or the ProFund Money Market VP subaccount may become extremely low and possibly negative.

(3)	Formerly known as Transamerica BlackRock Large Cap Value VP and formerly subadvised by BlackRock Investment Management, LLC.
(4)	Formerly known as Transamerica Hanlon Balanced VP and formerly subadvised by Hanlon Investment Management, Inc.
(5)	Formerly known as Transamerica Hanlon Growth and Income VP formerly subadvised by Hanlon Investment Management, Inc.
(6)	Formerly known as Transamerica Hanlon Growth VP formerly subadvised by Hanlon Investment Management, Inc.
(7)	Effective on or about May 1, 2013, Transamerica Third Avenue Value VP merged into Transamerica Systematic Small/Mid Cap Value VP.
(8)	Portfolio name formerly known as Transamerica Index 100 VP and subaccount name formerly known as TA Vanguard ETF Index - Aggressive Growth.
(9)	Portfolio name formerly known as Transamerica Index 50 VP and subaccount name formerly known as TA Vanguard ETF Index - Balanced.
(10)	Portfolio name formerly known as Transamerica Index 35 VP and subaccount name formerly known as TA Vanguard ETF Index - Conservative.
(11)	Portfolio name formerly known as Transamerica Index 75 VP and subaccount name formerly known as TA Vanguard ETF Index - Growth.
(12)	Effective on or about May 1, 2013, Transamerica Efficient Markets VP merged into Transamerica Vanguard ETF Portfolio - Growth VP.

83

CLOSED INVESTMENT OPTIONS:

Effective open of business September 17, 2012, the following subaccount is closed to new investments:

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	Franklin Templeton Services, LLC
Investment Objective: Capital appreciation with a secondary goal of income.

84

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (excluding any applicable fund facilitation fees) available on December 31, 2012. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	1-800-851-9777
writing:	Western Reserve Life Assurance Co. of Ohio
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Subaccount	Year	Separate Account Expense 2.15%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.199616	$1.258742	0
Subaccount Inception Date January 12, 2004	2011	$1.197129	$1.199616	0
	2010	$1.124923	$1.197129	0
	2009	$0.919985	$1.124923	0
	2008	$1.195769	$0.919985	221,256
	2007	$1.150874	$1.195769	222,480
	2006	$1.077074	$1.150874	223,710
	2005	$1.047686	$1.077074	224,948
	2004	$1.000000	$1.047686	0
TA Asset Allocation - Growth - Service Class	2012	$1.097686	$1.207599	0
Subaccount Inception Date January 12, 2004	2011	$1.188966	$1.097686	0
	2010	$1.059340	$1.188966	0
	2009	$0.835330	$1.059340	0
	2008	$1.416539	$0.835330	1,170
	2007	$1.345767	$1.416539	221,881
	2006	$1.192441	$1.345767	231,567
	2005	$1.088240	$1.192441	230,921
	2004	$1.000000	$1.088240	189,843
TA Asset Allocation - Moderate - Service Class	2012	$1.212106	$1.294563	0
Subaccount Inception Date January 12, 2004	2011	$1.234505	$1.212106	3,358
	2010	$1.144970	$1.234505	3,390
	2009	$0.926794	$1.144970	42,481
	2008	$1.282832	$0.926794	45,169
	2007	$1.216483	$1.282832	97,938
	2006	$1.117290	$1.216483	98,197
	2005	$1.065294	$1.117290	54,973
	2004	$1.000000	$1.065294	52,510
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.178414	$1.273149	0
Subaccount Inception Date January 12, 2004	2011	$1.231734	$1.178414	11,196
	2010	$1.119357	$1.231734	11,303
	2009	$0.894203	$1.119357	73,862
	2008	$1.361874	$0.894203	74,620
	2007	$1.293548	$1.361874	69,211
	2006	$1.163732	$1.293548	69,288
	2005	$1.083498	$1.163732	69,370
	2004	$1.000000	$1.083498	142,308

85

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.15%
		Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class	2012	$0.840438	$0.925351	0
Subaccount Inception Date May1, 2006	2011	$0.928429	$0.840438	9,893
	2010	$0.860268	$0.928429	9,987
	2009	$0.679492	$0.860268	10,081
	2008	$1.090028	$0.679492	4,879
	2007	$1.026410	$1.090028	0
	2006	$1.000000	$1.026410	0
TA Barrow Hanley Dividend Focused-Service Class(3)	2012	$1.169776	$1.276367	0
Subaccount Inception Date January 12, 2004	2011	$1.166224	$1.169776	0
	2010	$1.081516	$1.166224	0
	2009	$0.971541	$1.081516	0
	2008	$1.505275	$0.971541	0
	2007	$1.473739	$1.505275	13,724
	2006	$1.290803	$1.473739	31,283
	2005	$1.139257	$1.290803	28,941
	2004	$1.000000	$1.139257	1,608
TA Clarion Global Real Estate Securities - Service Class	2012	$1.396891	$1.708885	0
Subaccount Inception Date January 12, 2004	2011	$1.518102	$1.396891	0
	2010	$1.344944	$1.518102	0
	2009	$1.032939	$1.344944	0
	2008	$1.835126	$1.032939	0
	2007	$2.013912	$1.835126	11,143
	2006	$1.449514	$2.013912	52,020
	2005	$1.308141	$1.449514	24,961
	2004	$1.000000	$1.308141	59
TA JPMorgan Tactical Allocation - Service Class	2012	$0.980096	$1.031007	0
Subaccount Inception Date January 12, 2004	2011	$0.967770	$0.980096	0
	2010	$0.992719	$0.967770	0
	2009	$0.975597	$0.992719	0
	2008	$1.045224	$0.975597	0
	2007	$1.075322	$1.045224	11,497
	2006	$1.071874	$1.075322	11,562
	2005	$1.045464	$1.071874	13,099
	2004	$1.000000	$1.045464	3,101
TA Janus Balanced - Service Class	2012	$0.868145	$0.956003	0
Subaccount Inception Date November 19, 2009	2011	$0.994274	$0.868145	0
	2010	$0.985097	$0.994274	0
	2009	$0.986557	$0.985097	0
TA PIMCO Tactical - Balanced - Service Class(4)	2012	$0.911464	$0.900943	0
Subaccount Inception Date November 19, 2009	2011	$0.963867	$0.911464	0
	2010	$1.019905	$0.963867	0
	2009	$0.998145	$1.019905	0
TA PIMCO Tactical - Conservative - Service Class(5)	2012	$0.886923	$0.881399	0
Subaccount Inception Date November 19, 2009	2011	$0.978988	$0.886923	0
	2010	$1.021652	$0.978988	0
	2009	$0.997251	$1.021652	0
TA PIMCO Tactical -Growth - Service Class(6)	2012	$0.858399	$0.846045	0
Subaccount Inception Date November 19, 2009	2011	$0.992054	$0.858399	0
	2010	$1.020574	$0.992054	0
	2009	$0.996383	$1.020574	0

86

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.15%
		Beginning AUV	Ending AUV	# Units
TA Hanlon Income - Service Class	2012	$0.990534	$1.003216	0
Subaccount Inception Date November 19, 2009	2011	$0.982979	$0.990534	0
	2010	$1.002928	$0.982979	0
	2009	$0.999942	$1.002928	0
TA Jennison Growth - Initial Class	2012	$1.015629	$1.147335	0
Subaccount Inception Date April 29, 2010	2011	$1.045494	$1.015629	0
	2010	$0.000000	$1.045494	0
TA JPMorgan Core Bond - Service Class	2012	$1.310863	$1.344136	0
Subaccount Inception Date January 12, 2004	2011	$1.248565	$1.310863	0
	2010	$1.181000	$1.248565	0
	2009	$1.102912	$1.181000	0
	2008	$1.070470	$1.102912	0
	2007	$1.025765	$1.070470	0
	2006	$1.011061	$1.025765	0
	2005	$1.011824	$1.011061	0
	2004	$1.000000	$1.011824	0
TA JPMorgan Enhanced Index - Service Class	2012	$1.062286	$1.207170	0
Subaccount Inception Date January 12, 2004	2011	$1.079957	$1.062286	0
	2010	$0.960504	$1.079957	0
	2009	$0.758725	$0.960504	0
	2008	$1.240601	$0.758725	0
	2007	$1.215139	$1.240601	1,459
	2006	$1.079630	$1.215139	1,469
	2005	$1.068598	$1.079630	6,462
	2004	$1.000000	$1.068598	1,455
TA Morgan Stanley Capital Growth - Service Class	2012	$1.056328	$1.191192	0
Subaccount Inception Date January 12, 2004	2011	$1.147722	$1.056328	0
	2010	$0.922505	$1.147722	0
	2009	$0.738706	$0.922505	0
	2008	$1.189197	$0.738706	0
	2007	$1.205695	$1.189197	1,227
	2006	$1.041089	$1.205695	1,235
	2005	$1.024427	$1.041089	9,637
	2004	$1.000000	$1.024427	4,850
TA AEGON High Yield Bond - Service Class	2012	$1.333148	$1.528105	0
Subaccount Inception Date January 12, 2004	2011	$1.302643	$1.333148	0
	2010	$1.186292	$1.302643	0
	2009	$0.825140	$1.186292	0
	2008	$1.130922	$0.825140	0
	2007	$1.135744	$1.130922	0
	2006	$1.048749	$1.135744	0
	2005	$1.055385	$1.048749	0
	2004	$1.000000	$1.055385	0
TA MFS International Equity - Service Class	2012	$0.776043	$0.925788	0
Subaccount Inception Date May 1, 2007	2011	$0.882929	$0.776043	0
	2010	$0.817640	$0.882929	0
	2009	$0.631608	$0.817640	0
	2008	$1.001011	$0.631608	0
	2007	$1.000000	$1.001011	0

87

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.15%
		Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class	2012	$1.276905	$1.341426	0
Subaccount Inception Date January 12, 2004	2011	$1.231056	$1.276905	8,043
	2010	$1.175967	$1.231056	8,119
	2009	$1.037788	$1.175967	8,196
	2008	$1.093790	$1.037788	4,656
	2007	$1.027020	$1.093790	0
	2006	$1.009682	$1.027020	0
	2005	$1.010797	$1.009682	0
	2004	$1.000000	$1.010797	0
TA T. Rowe Price Small Cap - Service Class	2012	$1.336899	$1.510310	0
Subaccount Inception Date January 12, 2004	2011	$1.345227	$1.336899	0
	2010	$1.025008	$1.345227	0
	2009	$0.756911	$1.025008	0
	2008	$1.215900	$0.756911	0
	2007	$1.136762	$1.215900	9,507
	2006	$1.123612	$1.136762	9,559
	2005	$1.039589	$1.123612	24,628
	2004	$1.000000	$1.039589	3,788
TA Third Avenue Value - Service Class(7)	2012	$1.086268	$1.281658	0
Subaccount Inception Date January 12, 2004	2011	$1.297670	$1.086268	0
	2010	$1.150983	$1.297670	0
	2009	$0.874026	$1.150983	33,907
	2008	$1.520744	$0.874026	85,848
	2007	$1.539093	$1.520744	119,875
	2006	$1.357762	$1.539093	64,604
	2005	$1.170655	$1.357762	40,633
	2004	$1.000000	$1.170655	6,604
TA Efficient Markets - Service Class(8)	2012	$1.259112	$1.382909	0
Subaccount Inception Date November 10, 2008	2011	$1.314939	$1.259112	0
	2010	$1.195259	$1.314939	0
	2009	$1.035918	$1.195259	0
	2008	$1.000000	$1.035918	0
TA Multi-Managed Balanced - Service Class	2012	$1.338683	$1.472806	0
Subaccount Inception Date January 12, 2004	2011	$1.317954	$1.338683	0
	2010	$1.086724	$1.317954	0
	2009	$0.881468	$1.086724	0
	2008	$1.335547	$0.881468	0
	2007	$1.203448	$1.335547	2,490
	2006	$1.130448	$1.203448	2,413
	2005	$1.071240	$1.130448	1,928
	2004	$1.000000	$1.071240	1,932
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.142493	$1.183134	0
Subaccount Inception Date January 12, 2004	2011	$1.147895	$1.142493	0
	2010	$1.074255	$1.147895	0
	2009	$0.836617	$1.074255	0
	2008	$1.356590	$0.836617	0
	2007	$1.171638	$1.356590	2,203
	2006	$1.081561	$1.171638	2,218
	2005	$1.066963	$1.081561	2,253
	2004	$1.000000	$1.066963	2,195

88

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.15%
		Beginning AUV	Ending AUV	# Units
TA WMC Diversified Growth - Service Class	2012	$1.108874	$1.225013	0
Subaccount Inception Date January 12, 2004	2011	$1.178999	$1.108874	0
	2010	$1.025127	$1.178999	0
	2009	$0.812400	$1.025127	0
	2008	$1.541951	$0.812400	0
	2007	$1.357490	$1.541951	965
	2006	$1.279356	$1.357490	49,064
	2005	$1.123845	$1.279356	5,704
	2004	$1.000000	$1.123845	989
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.004866	$1.050298	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$1.004866	0
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.988136	$1.073184	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$0.988136	0
TA AEGON Money Market - Service Class	2012	$0.975988	$0.955372	0
Subaccount Inception Date January 12, 2004	2011	$0.996872	$0.975988	40,265
	2010	$1.018251	$0.996872	40,647
	2009	$1.040021	$1.018251	60,825
	2008	$1.039945	$1.040021	76,717
	2007	$1.014082	$1.039945	0
	2006	$0.991496	$1.014082	1,458
	2005	$0.986822	$0.991496	1,377
	2004	$1.000000	$0.986822	0
TA Systematic Small Mid Cap Value - Service Class(7)	2012	$1.702992	$1.934372	0
Subaccount Inception Date May 1, 2004	2011	$1.790725	$1.702992	0
	2010	$1.406519	$1.790725	0
	2009	$1.005424	$1.406519	35,471
	2008	$1.742427	$1.005424	94,944
	2007	$1.431040	$1.742427	115,558
	2006	$1.240690	$1.431040	54,834
	2005	$1.118916	$1.240690	27,593
	2004	$1.000000	$1.118916	0
TA AEGON U.S. Government Securities - Service Class	2012	$1.197133	$1.228820	0
Subaccount Inception Date January 12, 2004	2011	$1.139760	$1.197133	4,661
	2010	$1.117090	$1.139760	4,705
	2009	$1.095137	$1.117090	4,750
	2008	$1.041517	$1.095137	4,793
	2007	$1.005871	$1.041517	0
	2006	$0.996944	$1.005871	0
	2005	$0.998533	$0.996944	0
	2004	$1.000000	$0.998533	0
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.079305	$1.126394	0
Subaccount Inception Date November 19, 2009	2011	$1.068541	$1.079305	3,843
	2010	$0.997500	$1.068541	3,879
	2009	$0.999942	$0.997500	0
TA Vanguard ETF - Balanced - Service Class(10)	2012	$0.999957	$1.060992	0
Subaccount Inception Date May 1, 2008	2011	$1.006651	$0.999957	0
	2010	$0.928956	$1.006651	0
	2009	$0.814316	$0.928956	0
	2008	$1.000000	$0.814316	0

89

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.15%
		Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Growth - Service Class(8)(11)	2012	$0.927966	$1.013286	0
Subaccount Inception Date May 1, 2008	2011	$0.958745	$0.927966	9,488
	2010	$0.866647	$0.958745	9,578
	2009	$0.718684	$0.866647	5,169
	2008	$1.000000	$0.718684	0
TA Vanguard ETF - Aggressive Growth - Service Class(12)	2012	$1.078183	$1.230226	0
Subaccount Inception Date November 19, 2009	2011	$1.146248	$1.078183	0
	2010	$1.023437	$1.146248	0
	2009	$0.999942	$1.023437	0
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.345307	$1.432400	0
Subaccount Inception Date January 12, 2004	2011	$1.476301	$1.345307	0
	2010	$1.128928	$1.476301	0
	2009	$0.720204	$1.128928	0
	2008	$1.373698	$0.720204	0
	2007	$1.148073	$1.373698	1,953
	2006	$1.070067	$1.148073	1,897
	2005	$1.018533	$1.070067	1,514
	2004	$1.000000	$1.018533	1,519
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.197133	$1.228820	0
Subaccount Inception Date January 12, 2004	2011	$1.139760	$1.197133	0
	2010	$1.117090	$1.139760	0
	2009	$1.095137	$1.117090	29,895
	2008	$1.041517	$1.095137	36,715
	2007	$1.005871	$1.041517	0
	2006	$0.996944	$1.005871	0
	2005	$1.000000	$0.996944	0
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1)	2012	$1.256225	$1.391388	0
Subaccount Inception Date November 10, 2008	2011	$1.326218	$1.256225	0
	2010	$1.230654	$1.326218	0
	2009	$1.012092	$1.230654	0
	2008	$1.000000	$1.012092	0
Fidelity ® VIP Index 500 Portfolio – Service Class 2	2012	$1.080544	$1.223024	0
Subaccount Inception Date January 12, 2004	2011	$1.084376	$1.080544	0
	2010	$0.965473	$1.084376	0
	2009	$0.780861	$0.965473	0
	2008	$1.269439	$0.780861	0
	2007	$1.232995	$1.269439	1,163
	2006	$1.091009	$1.232995	0
	2005	$1.065846	$1.091009	0
	2004	$1.000000	$1.065846	9,207
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.303046	$1.466827	0
Subaccount Inception Date November 10, 2008	2011	$1.355619	$1.303046	3,090
	2010	$1.257960	$1.355619	3,119
	2009	$0.989426	$1.257960	0
	2008	$1.000000	$0.989426	0
ProFund VP Asia 30	2012	$0.675328	$0.763351	0
Subaccount Inception Date September 6, 2007	2011	$0.944944	$0.675328	0
	2010	$0.847396	$0.944944	0
	2009	$0.561360	$0.847396	0
	2008	$1.166180	$0.561360	8,028
	2007	$1.000000	$1.166180	0

90

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.15%
		Beginning AUV	Ending AUV	# Units
ProFund VP Basic Materials	2012	$0.874124	$0.928241	0
Subaccount Inception Date September 6, 2007	2011	$1.064896	$0.874124	0
	2010	$0.838715	$1.064896	0
	2009	$0.527647	$0.838715	0
	2008	$1.109701	$0.527647	0
	2007	$1.000000	$1.109701	0
ProFund VP Bull	2012	$0.764191	$0.851928	0
Subaccount Inception Date June 21, 2007	2011	$0.780583	$0.764191	0
	2010	$0.708272	$0.780583	0
	2009	$0.581850	$0.708272	0
	2008	$0.953648	$0.581850	0
	2007	$1.000000	$0.953648	0
ProFund VP Consumer Services	2012	$0.964042	$1.152209	0
Subaccount Inception Date September 6, 2007	2011	$0.933413	$0.964042	0
	2010	$0.785465	$0.933413	0
	2009	$0.613396	$0.785465	0
	2008	$0.913248	$0.613396	0
	2007	$1.000000	$0.913248	0
ProFund VP Emerging Markets	2012	$0.750756	$0.783158	0
Subaccount Inception Date September 6, 2007	2011	$0.955070	$0.750756	0
	2010	$0.888770	$0.955070	0
	2009	$0.559189	$0.888770	0
	2008	$1.144697	$0.559189	0
	2007	$1.000000	$1.144697	0
ProFund VP Europe 30	2012	$0.653280	$0.745589	0
Subaccount Inception Date September 6, 2007	2011	$0.732383	$0.653280	0
	2010	$0.728925	$0.732383	0
	2009	$0.562841	$0.728925	0
	2008	$1.026865	$0.562841	0
	2007	$1.000000	$1.026865	0
ProFund VP Falling US Dollar	2012	$0.900461	$0.874615	0
Subaccount Inception Date September 6, 2007	2011	$0.945525	$0.900461	0
	2010	$0.991504	$0.945525	0
	2009	$0.980322	$0.991504	0
	2008	$1.055447	$0.980322	0
	2007	$1.000000	$1.055447	0
ProFund VP Financials	2012	$0.430411	$0.525504	0
Subaccount Inception Date September 6, 2007	2011	$0.510236	$0.430411	0
	2010	$0.469849	$0.510236	0
	2009	$0.417323	$0.469849	0
	2008	$0.862062	$0.417323	0
	2007	$1.000000	$0.862062	0
ProFund VP International	2012	$0.592352	$0.672212	0
Subaccount Inception Date September 6, 2007	2011	$0.706370	$0.592352	0
	2010	$0.669316	$0.706370	0
	2009	$0.548531	$0.669316	0
	2008	$1.007921	$0.548531	0
	2007	$1.000000	$1.007921	0

91

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.15%
		Beginning AUV	Ending AUV	# Units
ProFund VP Japan	2012	$0.415501	$0.500045	0
Subaccount Inception Date September 6, 2007	2011	$0.521017	$0.415501	0
	2010	$0.569417	$0.521017	0
	2009	$0.527204	$0.569417	0
	2008	$0.910459	$0.527204	0
	2007	$1.000000	$0.910459	0
ProFund VP Mid-Cap	2012	$0.869927	$0.983858	0
Subaccount Inception Date September 6, 2007	2011	$0.927392	$0.869927	0
	2010	$0.763677	$0.927392	0
	2009	$0.587088	$0.763677	0
	2008	$0.973154	$0.587088	0
	2007	$1.000000	$0.973154	0
ProFund VP Money Market	2012	$0.933636	$0.914054	0
Subaccount Inception Date June 21, 2007	2011	$0.953466	$0.933636	0
	2010	$0.973768	$0.953466	0
	2009	$0.994394	$0.973768	0
	2008	$1.007387	$0.994394	0
	2007	$1.000000	$1.007387	0
ProFund VP Oil & Gas	2012	$0.876529	$0.882846	0
Subaccount Inception Date September 6, 2007	2011	$0.875668	$0.876529	0
	2010	$0.759572	$0.875668	0
	2009	$0.671793	$0.759572	0
	2008	$1.088496	$0.671793	0
	2007	$1.000000	$1.088496	0
ProFund VP NASDAQ-100	2012	$1.019881	$1.160352	0
Subaccount Inception Date June 21, 2007	2011	$1.026815	$1.019881	0
	2010	$0.887035	$1.026815	0
	2009	$0.596082	$0.887035	0
	2008	$1.058754	$0.596082	0
	2007	$1.000000	$1.058754	0
ProFund VP Pharmaceuticals	2012	$1.005543	$1.100952	0
Subaccount Inception Date September 6, 2007	2011	$0.884437	$1.005543	0
	2010	$0.899171	$0.884437	0
	2009	$0.785740	$0.899171	0
	2008	$0.997231	$0.785740	0
	2007	$1.000000	$0.997231	0
ProFund VP Precious Metals	2012	$1.085918	$0.908322	0
Subaccount Inception Date September 6, 2007	2011	$1.373066	$1.085918	0
	2010	$1.055125	$1.373066	0
	2009	$0.796458	$1.055125	0
	2008	$1.175140	$0.796458	0
	2007	$1.000000	$1.175140	0
ProFund VP Short Emerging Markets	2012	$0.462286	$0.393474	0
Subaccount Inception Date September 6, 2007	2011	$0.426711	$0.462286	0
	2010	$0.534313	$0.426711	0
	2009	$1.064291	$0.534313	0
	2008	$0.822242	$1.064291	0
	2007	$1.000000	$0.822242	0

92

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.15%
		Beginning AUV	Ending AUV	# Units
ProFund VP Short International	2012	$0.753851	$0.589164	0
Subaccount Inception Date September 6, 2007	2011	$0.756382	$0.753851	0
	2010	$0.905776	$0.756382	0
	2009	$1.327147	$0.905776	0
	2008	$0.980805	$1.327147	0
	2007	$1.000000	$0.980805	0
ProFund VP Short NASDAQ-100	2012	$0.553120	$0.439645	0
Subaccount Inception Date September 6, 2007	2011	$0.631102	$0.553120	0
	2010	$0.817971	$0.631102	0
	2009	$1.408137	$0.817971	0
	2008	$0.970869	$1.408137	0
	2007	$1.000000	$0.970869	0
ProFund VP Short Small-Cap	2012	$0.537044	$0.425997	0
Subaccount Inception Date June 21, 2007	2011	$0.603410	$0.537044	0
	2010	$0.867489	$0.603410	0
	2009	$1.310365	$0.867489	0
	2008	$1.078809	$1.310365	0
	2007	$1.000000	$1.078809	0
ProFund VP Small-Cap	2012	$0.794826	$0.892755	0
Subaccount Inception Date June 21, 2007	2011	$0.860555	$0.794826	0
	2010	$0.704425	$0.860555	0
	2009	$0.570771	$0.704425	0
	2008	$0.902669	$0.570771	0
	2007	$1.000000	$0.902669	0
ProFund VP Small-Cap Value	2012	$0.820218	$0.932593	0
Subaccount Inception Date September 6, 2007	2011	$0.873672	$0.820218	0
	2010	$0.730891	$0.873672	0
	2009	$0.620102	$0.730891	0
	2008	$0.913929	$0.620102	0
	2007	$1.000000	$0.913929	0
ProFund VP Telecommunications	2012	$0.725007	$0.826900	0
Subaccount Inception Date September 6, 2007	2011	$0.726988	$0.725007	0
	2010	$0.641912	$0.726988	0
	2009	$0.610986	$0.641912	0
	2008	$0.951773	$0.610986	0
	2007	$1.000000	$0.951773	0
ProFund VP UltraSmall-Cap	2012	$0.463844	$0.588046	0
Subaccount Inception Date September 6, 2007	2011	$0.583749	$0.463844	0
	2010	$0.401692	$0.583749	0
	2009	$0.292726	$0.401692	0
	2008	$0.884450	$0.292726	0
	2007	$1.000000	$0.884450	0
ProFund VP U.S. Government Plus	2012	$1.580941	$1.562575	0
Subaccount Inception Date September 6, 2007	2011	$1.125166	$1.580941	0
	2010	$1.043758	$1.125166	0
	2009	$1.582372	$1.043758	0
	2008	$1.079358	$1.582372	0
	2007	$1.000000	$1.079358	0

93

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
ProFund VP Utilities	2012	$0.940586	$0.921987	0
Subaccount Inception Date September 6, 2007	2011	$0.817614	$0.940586	0
	2010	$0.788283	$0.817614	0
	2009	$0.727172	$0.788283	0
	2008	$1.071923	$0.727172	0
	2007	$1.000000	$1.071923	0
Access VP High Yield FundSM	2012	$1.258849	$1.406273	0
Subaccount Inception Date September 6, 2007	2011	$1.251501	$1.258849	0
	2010	$1.098521	$1.251501	0
	2009	$0.959798	$1.098521	0
	2008	$1.028245	$0.959798	0
	2007	$1.000000	$1.028245	0
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	1.015345	0
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.004616	0
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$0.999685	0
TA Market Participation Strategy - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.987937	0

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.287289	$1.362798	10,257,282
Subaccount Inception Date January 12, 2004	2011	$1.273329	$1.287289	12,285,752
	2010	$1.185987	$1.273329	14,337,557
	2009	$0.961384	$1.185987	15,502,489
	2008	$1.238522	$0.961384	14,037,704
	2007	$1.181464	$1.238522	14,733,665
	2006	$1.095988	$1.181464	14,430,621
	2005	$1.056719	$1.095988	12,235,089
	2004	$1.000000	$1.056719	7,503,001
TA Asset Allocation - Growth - Service Class	2012	$1.177930	$1.307466	10,238,734
Subaccount Inception Date January 12, 2004	2011	$1.264654	$1.177930	11,696,908
	2010	$1.116857	$1.264654	15,181,274
	2009	$0.872926	$1.116857	15,927,880
	2008	$1.467189	$0.872926	17,511,200
	2007	$1.381527	$1.467189	26,847,935
	2006	$1.213363	$1.381527	25,275,163
	2005	$1.097614	$1.213363	20,537,855
	2004	$1.000000	$1.097614	10,035,215
TA Asset Allocation - Moderate - Service Class	2012	$1.300675	$1.401568	22,836,776
Subaccount Inception Date January 12, 2004	2011	$1.313064	$1.300675	25,710,804
	2010	$1.207111	$1.313064	30,569,400
	2009	$0.968489	$1.207111	33,189,185
	2008	$1.328693	$0.968489	31,000,297
	2007	$1.248802	$1.328693	44,798,869
	2006	$1.136894	$1.248802	44,855,307
	2005	$1.074467	$1.136894	38,446,637
	2004	$1.000000	$1.074467	22,424,620

94

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.264525	$1.378382	46,154,269
Subaccount Inception Date January 12, 2004	2011	$1.310122	$1.264525	48,152,656
	2010	$1.180114	$1.310122	57,562,132
	2009	$0.934434	$1.180114	61,642,497
	2008	$1.410558	$0.934434	55,363,989
	2007	$1.327918	$1.410558	74,341,269
	2006	$1.184151	$1.327918	66,333,637
	2005	$1.092831	$1.184151	45,633,076
	2004	$1.000000	$1.092831	18,940,718
TA International Moderate Growth - Service Class	2012	$0.883713	$0.981688	4,529,489
Subaccount Inception Date May 1, 2006	2011	$0.967652	$0.883713	5,183,058
	2010	$0.888717	$0.967652	6,082,627
	2009	$0.695766	$0.888717	6,096,936
	2008	$1.106246	$0.695766	5,478,470
	2007	$1.032458	$1.106246	3,391,652
	2006	$1.000000	$1.032458	1,315,507
TA Barrow Hanley Dividend Focused - Service Class(3)	2012	$1.255325	$1.381944	2,181,404
Subaccount Inception Date January 12, 2004	2011	$1.240502	$1.255325	2,553,954
	2010	$1.140256	$1.240502	2,614,543
	2009	$1.015281	$1.140256	1,791,254
	2008	$1.559110	$1.015281	1,200,379
	2007	$1.512915	$1.559110	1,811,798
	2006	$1.313474	$1.512915	2,342,337
	2005	$1.149081	$1.313474	1,053,249
	2004	$1.000000	$1.149081	180,932
TA Clarion Global Real Estate Securities - Service Class	2012	$1.498986	$1.850162	796,458
Subaccount Inception Date January 12, 2004	2011	$1.614717	$1.498986	974,947
	2010	$1.417950	$1.614717	1,216,468
	2009	$1.079416	$1.417950	1,350,507
	2008	$1.900683	$1.079416	1,418,373
	2007	$2.067380	$1.900683	2,679,802
	2006	$1.474943	$2.067380	3,805,594
	2005	$1.319407	$1.474943	2,790,656
	2004	$1.000000	$1.319407	1,226,832
TA JPMorgan Tactical Allocation - Service Class	2012	$1.051731	$1.116248	1,579,756
Subaccount Inception Date January 12, 2004	2011	$1.029388	$1.051731	1,711,382
	2010	$1.046616	$1.029388	1,705,440
	2009	$1.019485	$1.046616	2,148,782
	2008	$1.082598	$1.019485	2,270,517
	2007	$1.038970	$1.082598	3,722,063
	2006	$1.090700	$1.103897	4,817,706
	2005	$1.054486	$1.090700	5,230,056
	2004	$1.000000	$1.054486	2,845,832
TA Janus Balanced - Service Class	2012	$0.884565	$0.982791	313,521
Subaccount Inception Date November 19, 2009	2011	$1.004166	$0.884565	472,186
	2010	$0.986128	$1.004166	398,239
	2009	$0.986582	$0.986128	150,599
TA PIMCO Tactical - Balanced - Service Class(4)	2012	$0.928682	$0.926172	42,119
Subaccount Inception Date November 19, 2009	2011	$0.973440	$0.928682	59,974
	2010	$1.020966	$0.973440	71,396
	2009	$0.998169	$1.020966	45,886

95

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class(5)	2012	$0.903681	$0.906072	200,887
Subaccount Inception Date November 19, 2009	2011	$0.988719	$0.903681	223,822
	2010	$1.022718	$0.988719	214,130
	2009	$0.997275	$1.022718	47,837
TA PIMCO Tactical - Growth - Service Class(6)	2012	$0.874623	$0.869734	85,138
Subaccount Inception Date November 19, 2009	2011	$1.001907	$0.874623	323,710
	2010	$1.021637	$1.001907	332,226
	2009	$0.996407	$1.021637	199,805
TA Hanlon Income - Service Class	2012	$1.009231	$1.031280	1,411,159
Subaccount Inception Date November 19, 2009	2011	$0.992741	$1.009231	1,682,508
	2010	$0.999966	$0.992741	1,885,538
	2009	$0.988719	$1.003976	868,893
TA JPMorgan Core Bond - Service Class	2012	$1.406679	$1.455279	1,951,440
Subaccount Inception Date January 12, 2004	2011	$1.328057	$1.406679	1,849,625
	2010	$1.245121	$1.328057	1,469,967
	2009	$1.152552	$1.245121	2,539,400
	2008	$1.108765	$1.152552	1,864,431
	2007	$1.053040	$1.108765	960,657
	2006	$1.028816	$1.053043	1,134,018
	2005	$1.020550	$1.028816	790,305
	2004	$1.000000	$1.020550	578,796
TA JPMorgan Enhanced Index - Service Class	2012	$1.139915	$1.306956	422,921
Subaccount Inception Date January 12, 2004	2011	$1.148696	$1.139915	671,681
	2010	$1.012639	$1.148696	651,573
	2009	$0.792868	$1.012639	666,162
	2008	$1.284944	$0.792868	571,446
	2007	$1.247416	$1.284944	1,167,784
	2006	$1.098576	$1.247416	796,705
	2005	$1.077814	$1.098576	1,054,002
	2004	$1.000000	$1.077814	1,591,931
TA Morgan Stanley Capital Growth - Service Class	2012	$1.133526	$1.289660	514,894
Subaccount Inception Date January 12, 2004	2011	$1.220767	$1.133526	666,117
	2010	$0.972590	$1.220767	735,092
	2009	$0.771946	$0.972590	586,987
	2008	$1.231692	$0.771946	674,328
	2007	$1.237717	$1.231692	1,178,963
	2006	$1.059368	$1.237717	1,211,730
	2005	$1.033259	$1.059368	1,239,124
	2004	$1.000000	$1.033259	1,141,234
TA AEGON High Yield Bond - Service Class	2012	$1.430544	$1.654386	1,273,570
Subaccount Inception Date January 12, 2004	2011	$1.385541	$1.430544	1,750,932
	2010	$1.250662	$1.385541	2,371,251
	2009	$0.862263	$1.250662	2,394,617
	2008	$1.171341	$0.862263	302,315
	2007	$1.165918	$1.171341	494,975
	2006	$1.067163	$1.165918	1,546,606
	2005	$1.064471	$1.067163	285,552
	2004	$1.000000	$1.064471	280,788

96

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class	2012	$0.808799	$0.973474	844,244
Subaccount Inception Date May 1, 2007	2011	$0.912098	$0.808799	394,834
	2010	$0.837217	$0.912098	559,169
	2009	$0.641028	$0.837217	678,811
	2008	$1.006958	$0.641028	529,812
	2007	$1.000000	$1.006958	583,903
TA Jennison Growth - Service Class	2012	$1.030779	$1.174851	502,931
Subaccount Inception Date April 29, 2010	2011	$1.051746	$1.030779	842,570
	2010	$1.000000	$1.051746	525,851
TA PIMCO Total Return - Service Class	2012	$1.370261	$1.452362	4,211,713
Subaccount Inception Date January 12, 2004	2011	$1.309459	$1.370261	3,671,385
	2010	$1.239836	$1.309459	4,579,432
	2009	$1.084505	$1.239836	4,443,066
	2008	$1.132924	$1.084505	1,948,494
	2007	$1.054338	$1.132924	1,535,592
	2006	$1.027433	$1.054338	1,379,971
	2005	$1.019517	$1.027433	1,409,730
	2004	$1.000000	$1.019517	647,922
TA T. Rowe Price Small Cap - Service Class	2012	$1.434603	$1.635162	562,194
Subaccount Inception Date January 12, 2004	2011	$1.430843	$1.434603	554,126
	2010	$1.080651	$1.430843	1,094,480
	2009	$0.790971	$1.080651	872,475
	2008	$1.259355	$0.790971	790,910
	2007	$1.166953	$1.259355	831,582
	2006	$1.143320	$1.166953	1,396,740
	2005	$1.048551	$1.143320	2,664,103
	2004	$1.000000	$1.048551	424,410
TA Third Avenue Value - Service Class(7)	2012	$1.165668	$1.387628	1,687,238
Subaccount Inception Date January 12, 2004	2011	$1.380269	$1.165668	2,159,936
	2010	$1.213484	$1.380269	2,525,214
	2009	$0.913369	$1.213484	3,043,854
	2008	$1.575116	$0.913369	3,077,286
	2007	$1.580003	$1.575116	5,437,812
	2006	$1.381608	$1.580003	5,901,527
	2005	$1.180749	$1.381608	4,569,962
	2004	$1.000000	$1.180749	2,201,142
TA Efficient Markets - Service Class(8)	2012	$1.294521	$1.434500	197,899
Subaccount Inception Date November 10, 2008	2011	$1.340039	$1.294521	270,318
	2010	$1.207359	$1.340039	272,402
	2009	$1.037196	$1.207359	175,912
	2008	$1.000000	$1.037196	197,061
TA Multi-Managed Balanced - Service Class	2012	$1.436567	$1.594619	2,447,210
Subaccount Inception Date January 12, 2004	2011	$1.401893	$1.436567	1,651,397
	2010	$1.145766	$1.401893	1,523,341
	2009	$0.921155	$1.145766	978,220
	2008	$1.383300	$0.921155	725,686
	2007	$1.235435	$1.383300	775,121
	2006	$1.150301	$1.235435	643,570
	2005	$1.080469	$1.150301	441,236
	2004	$1.000000	$1.080469	426,075

97

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.225976	$1.280942	230,561
Subaccount Inception Date January 12, 2004	2011	$1.220941	$1.225976	349,720
	2010	$1.132561	$1.220941	545,165
	2009	$0.874260	$1.132561	419,572
	2008	$1.405090	$0.874260	288,654
	2007	$1.202787	$1.405090	530,552
	2006	$1.100560	$1.202787	530,249
	2005	$1.076169	$1.100560	505,776
	2004	$1.000000	$1.076169	213,495
TA WMC Diversified Growth - Service Class	2012	$1.189919	$1.326303	2,308,819
Subaccount Inception Date January 12, 2004	2011	$1.254035	$1.189919	2,808,294
	2010	$1.080773	$1.254035	2,590,586
	2009	$0.848962	$1.080773	2,979,820
	2008	$1.597073	$0.848962	2,886,962
	2007	$1.393568	$1.597073	4,966,750
	2006	$1.301820	$1.393568	5,004,670
	2005	$1.133532	$1.301820	3,094,460
	2004	$1.000000	$1.133532	2,090,656
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.005379	$1.060225	156,365
Subaccout Inception Date December 9, 2011	2011	$0.000000	$1.005379	70,841
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.988642	$1.083331	563,451
Subaccount Inception Date December 12, 2011	2011	$0.000000	$0.988642	817,314
TA AEGON Money Market - Service Class	2012	$1.047274	$1.034383	4,956,942
Subaccount Inception Date January 12, 2004	2011	$1.060336	$1.047274	5,341,317
	2010	$1.086807	$1.060336	5,559,088
	2009	$1.077129	$1.073504	7,115,831
	2008	$1.060336	$1.086807	12,819,367
	2007	$1.041050	$1.077129	3,860,358
	2006	$1.008922	$1.041050	2,299,227
	2005	$0.995342	$1.008922	3,530,333
	2004	$1.000000	$0.995342	3,399,298
TA Systematic Small Mid Cap Value - Service Class(7)	2012	$1.822494	$2.088615	1,238,405
Subaccount Inception Date May 1, 2004	2011	$1.899527	$1.822494	1,506,730
	2010	$1.478853	$1.899527	1,852,836
	2009	$1.047827	$1.478853	1,964,794
	2008	$1.799817	$1.047827	1,674,005
	2007	$1.465093	$1.799817	2,852,907
	2006	$1.259050	$1.465093	1,606,608
	2005	$1.125499	$1.259050	1,612,485
	2004	$1.000000	$1.125499	280,786
TA AEGON U.S. Government Securities - Service Class	2012	$1.284635	$1.330409	1,216,064
Subaccount Inception Date January 12, 2004	2011	$1.212326	$1.284635	1,523,426
	2010	$1.177734	$1.212326	2,025,780
	2009	$1.144422	$1.177734	3,275,827
	2008	$1.078770	$1.144422	3,687,242
	2007	$1.032619	$1.078770	574,423
	2006	$1.014459	$1.032619	385,218
	2005	$1.007147	$1.014459	384,076
	2004	$1.000000	$1.007147	525,455

98

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.099705	$1.157932	135,531
Subaccount Inception Date November 19, 2009	2011	$1.079160	$1.099705	0
	2010	$0.998540	$1.079160	0
	2009	$0.999966	$0.998540	0
TA Vanguard ETF - Balanced - Service Class(10)	2012	$1.032943	$1.105780	289,436
Subaccount Inception Date May 1, 2008	2011	$1.030714	$1.032943	56,618
	2010	$0.942791	$1.030714	87,451
	2009	$0.819159	$0.942791	99,721
	2008	$1.000000	$0.819159	2,879
TA Vanguard ETF - Growth - Service Class(8)(11)	2012	$0.958559	$1.056043	784,805
Subaccount Inception Date May 1, 2008	2011	$0.981646	$0.958559	937,445
	2010	$0.879543	$0.981646	989,659
	2009	$0.722951	$0.879543	744,138
	2008	$1.000000	$0.722951	571,628
TA Vanguard ETF - Aggressive Growth - Service Class(12)	2012	$1.098560	$1.264668	4,321
Subaccount Inception Date November 19, 2009	2011	$1.157637	$1.098560	5,178
	2010	$1.024505	$1.157637	0
	2009	$0.999966	$1.024505	0
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.443654	$1.550846	1,088,609
Subaccount Inception Date January 12, 2004	2011	$1.570290	$1.443654	1,772,609
	2010	$1.190239	$1.570290	1,187,442
	2009	$0.752635	$1.190239	1,002,759
	2008	$1.422831	$0.752635	932,011
	2007	$1.178603	$1.422831	1,235,573
	2006	$1.088865	$1.178603	1,142,007
	2005	$1.027325	$1.088865	914,108
	2004	$1.000000	$1.027325	846,034
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.284635	$1.330409	10,607,979
Subaccount Inception Date January 12, 2004	2011	$1.212326	$1.284635	18,293,268
	2010	$1.177734	$1.212326	11,370,248
	2009	$1.144422	$1.177734	22,528,930
	2008	$1.078770	$1.144422	39,589,434
	2007	$1.032619	$1.078770	1,112,969
	2006	$1.014459	$1.032619	28,050
	2005	$1.007147	$1.014459	10,986
	2004	$1.000000	$1.007147	0
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1)	2012	$1.291502	$1.443222	184,492
Subaccount Inception Date November 10, 2008	2011	$1.351492	$1.291502	192,926
	2010	$1.243091	$1.351492	204,158
	2009	$1.013344	$1.243091	244,935
	2008	$1.000000	$1.013344	0
Fidelity ® VIP Index 500 Portfolio – Service Class 2	2012	$1.159538	$1.324155	2,088,838
Subaccount Inception Date January 12, 2004	2011	$1.153421	$1.159538	1,705,668
	2010	$1.071906	$1.153421	2,008,075
	2009	$0.816018	$1.017906	1,965,013
	2008	$1.314839	$0.816018	1,464,748
	2007	$1.265780	$1.314839	1,171,464
	2006	$1.110169	$1.265780	773,524
	2005	$1.075035	$1.110169	702,915
	2004	$1.000000	$1.075035	382,634

99

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.339660	$1.521487	336,808
Subaccount Inception Date November 10, 2008	2011	$1.381473	$1.339660	367,387
	2010	$1.270689	$1.381473	397,173
	2009	$0.990648	$1.270689	382,637
	2008	$1.000000	$0.990648	208,139
ProFund VP Asia 30	2012	$0.701708	$0.800267	417,511
Subaccount Inception Date September 6, 2007	2011	$0.973197	$0.701708	322,804
	2010	$0.865066	$0.973197	524,218
	2009	$0.568013	$0.865066	1,049,044
	2008	$1.169526	$0.568013	212,811
	2007	$1.000000	$1.169526	288,851
ProFund VP Basic Materials	2012	$0.908253	$0.973102	143,541
Subaccount Inception Date September 6, 2007	2011	$1.096729	$0.908253	335,270
	2010	$0.856179	$1.096729	499,955
	2009	$0.533888	$0.856179	857,842
	2008	$1.112879	$0.533888	382,888
	2007	$1.000000	$1.112879	842,640
ProFund VP Bull	2012	$0.795470	$0.894706	164,701
Subaccount Inception Date June 21, 2007	2011	$0.805386	$0.795470	287,200
	2010	$0.724345	$0.805386	1,153,911
	2009	$0.589809	$0.724345	2,125,316
	2008	$0.958122	$0.589809	211,856
	2007	$1.000000	$0.958122	138,272
ProFund VP Consumer Services	2012	$1.001669	$1.207876	20,376
Subaccount Inception Date September 6, 2007	2011	$0.961312	$1.001669	74,783
	2010	$0.801823	$0.961312	97,926
	2009	$0.620653	$0.801823	7,840
	2008	$0.915866	$0.620653	756
	2007	$1.000000	$0.915866	0
ProFund VP Emerging Markets	2012	$0.780111	$0.821051	875,923
Subaccount Inception Date September 6, 2007	2011	$0.983661	$0.780111	549,159
	2010	$0.907315	$0.983661	1,978,622
	2009	$0.565820	$0.907315	1,537,458
	2008	$1.147982	$0.565820	239,872
	2007	$1.000000	$1.147982	91,400
ProFund VP Europe 30	2012	$0.678785	$0.781615	411,887
Subaccount Inception Date September 6, 2007	2011	$0.754274	$0.678785	8,020
	2010	$0.744107	$0.754274	15,590
	2009	$0.569495	$0.744107	97,662
	2008	$1.029815	$0.569495	10,721
	2007	$1.000000	$1.029815	1,187,307
ProFund VP Falling US Dollar	2012	$0.935558	$0.916826	158,388
Subaccount Inception Date September 6, 2007	2011	$0.973759	$0.935558	91,820
	2010	$1.012123	$0.973759	88,464
	2009	$0.991895	$1.012123	116,465
	2008	$1.058469	$0.991895	62,681
	2007	$1.000000	$1.058469	18,740

100

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
ProFund VP Financials	2012	$0.447260	$0.550953	30,540
Subaccount Inception Date September 6, 2007	2011	$0.525537	$0.447260	181,411
	2010	$0.479671	$0.525537	167,793
	2009	$0.422279	$0.479671	303,789
	2008	$0.864541	$0.422279	344,881
	2007	$1.000000	$0.864541	2,573
ProFund VP International	2012	$0.615484	$0.704705	261,676
Subaccount Inception Date September 6, 2007	2011	$0.727485	$0.615484	259,691
	2010	$0.683262	$0.727485	1,064,335
	2009	$0.555013	$0.683262	1,321,653
	2008	$1.010814	$0.555013	102,857
	2007	$1.000000	$1.010814	65,581
ProFund VP Japan	2012	$0.431731	$0.524228	264,392
Subaccount Inception Date September 6, 2007	2011	$0.536602	$0.431731	161,124
	2010	$0.581286	$0.536602	379,393
	2009	$0.533450	$0.581286	683,516
	2008	$0.913075	$0.533450	4,825
	2007	$1.000000	$0.913075	45,859
ProFund VP Mid-Cap	2012	$0.903887	$1.031397	261,847
Subaccount Inception Date September 6, 2007	2011	$0.955120	$0.903887	386,421
	2010	$0.779583	$0.955120	154,247
	2009	$0.594038	$0.779583	457,573
	2008	$0.975945	$0.594038	179,947
	2007	$1.000000	$0.975945	0
ProFund VP Money Market	2012	$0.971777	$0.959950	1,037,556
Subaccount Inception Date June 21, 2007	2011	$0.983747	$0.971777	1,485,073
	2010	$0.995824	$0.983747	2,016,957
	2009	$1.007962	$0.995824	3,643,672
	2008	$1.012111	$1.007962	9,062,041
	2007	$1.000000	$1.012111	7,426,750
ProFund VP Oil & Gas	2012	$0.910747	$0.925508	342,487
Subaccount Inception Date September 6, 2007	2011	$0.901861	$0.910747	573,061
	2010	$0.775399	$0.901861	1,257,252
	2009	$0.679741	$0.775399	1,176,034
	2008	$1.091613	$0.679741	926,455
	2007	$1.000000	$1.091613	307,483
ProFund VP NASDAQ-100	2012	$1.061595	$1.218600	135,043
Subaccount Inception Date June 21, 2007	2011	$1.059422	$1.061595	406,280
	2010	$0.907150	$1.059422	64,147
	2009	$0.604236	$0.907150	39,919
	2008	$1.063719	$0.604236	311,304
	2007	$1.000000	$1.063719	51,137
ProFund VP Pharmaceuticals	2012	$1.044740	$1.154092	25,748
Subaccount Inception Date September 6, 2007	2011	$0.910845	$1.044740	81,873
	2010	$0.917860	$0.910845	11,878
	2009	$0.795015	$0.917860	35,954
	2008	$1.000086	$0.795015	104,014
	2007	$1.000000	$1.000086	0

101

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
ProFund VP Precious Metals	2012	$1.128344	$0.952241	474,150
Subaccount Inception Date September 6, 2007	2011	$1.414152	$1.128344	565,890
	2010	$1.077132	$1.414152	687,242
	2009	$0.805899	$1.077132	623,819
	2008	$1.178522	$0.805899	481,357
	2007	$1.000000	$1.178522	54,506
ProFund VP Short Emerging Markets	2012	$0.480343	$0.412497	22,522
Subaccount Inception Date September 6, 2007	2011	$0.439474	$0.480343	42,942
	2010	$0.545435	$0.439474	60,543
	2009	$1.076853	$0.545435	57,774
	2008	$0.824593	$1.076853	91,631
	2007	$1.000000	$0.824593	0
ProFund VP Short International	2012	$0.783257	$0.617627	31,757
Subaccount Inception Date September 6, 2007	2011	$0.778993	$0.783257	17,340
	2010	$0.924617	$0.778993	27,122
	2009	$1.342812	$0.924617	48,016
	2008	$0.983612	$1.342812	151,606
	2007	$1.000000	$0.983612	16,120
ProFund VP Short NASDAQ-100	2012	$0.574699	$0.460888	74,934
Subaccount Inception Date September 6, 2007	2011	$0.649954	$0.574699	41,118
	2010	$0.834974	$0.649954	40,907
	2009	$1.424720	$0.834974	40,870
	2008	$0.973637	$1.424720	127,728
	2007	$1.000000	$0.973637	14,232
ProFund VP Short Small-Cap	2012	$0.559005	$0.447384	44,091
Subaccount Inception Date June 21, 2007	2011	$0.622574	$0.559005	34,475
	2010	$0.877140	$0.622574	39,548
	2009	$1.328218	$0.887140	29,070
	2008	$1.083859	$1.328218	45,742
	2007	$1.000000	$1.083859	13,154
ProFund VP Small-Cap	2012	$0.827356	$0.937603	129,994
Subaccount Inception Date June 21, 2007	2011	$0.887899	$0.827356	163,979
	2010	$0.720411	$0.887899	98,804
	2009	$0.578583	$0.720411	46,922
	2008	$0.906913	$0.578583	5,946
	2007	$1.000000	$0.906913	8,258
ProFund VP Small-Cap Value	2012	$0.852241	$0.977667	310,406
Subaccount Inception Date September 6, 2007	2011	$0.899795	$0.852241	199,763
	2010	$0.746137	$0.899795	4,933
	2009	$0.627447	$0.746137	123,972
	2008	$0.916559	$0.627447	192,472
	2007	$1.000000	$0.916559	20,893
ProFund VP Telecommunications	2012	$0.753277	$0.866807	0
Subaccount Inception Date September 6, 2007	2011	$0.748692	$0.753277	0
	2010	$0.655268	$0.748692	0
	2009	$0.618208	$0.655268	0
	2008	$0.954517	$0.618208	1,170
	2007	$1.000000	$0.954517	1,170

102

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
ProFund VP UltraSmall-Cap	2012	$0.481978	$0.616492	273,655
Subaccount Inception Date September 6, 2007	2011	$0.601225	$0.481978	533,798
	2010	$0.410092	$0.601225	523,490
	2009	$0.296207	$0.410092	86,391
	2008	$0.887004	$0.296207	51,388
	2007	$1.000000	$0.887004	0
ProFund VP U.S. Government Plus	2012	$1.642527	$1.637938	280,192
Subaccount Inception Date September 6, 2007	2011	$1.158751	$1.642527	152,475
	2010	$1.065458	$1.158751	270,648
	2009	$1.601015	$1.065458	217,807
	2008	$1.082444	$1.601015	408,948
	2007	$1.000000	$1.082444	595,500
ProFund VP Utilities	2012	$0.977292	$0.966521	119,216
Subaccount Inception Date September 6, 2007	2011	$0.842042	$0.977292	274,258
	2010	$0.804692	$0.842042	540,184
	2009	$0.735767	$0.804692	532,225
	2008	$1.074995	$0.735767	430,863
	2007	$1.000000	$1.074995	1,362,559
Access VP High Yield FundSM	2012	$1.307897	$1.474115	228,057
Subaccount Inception Date September 6, 2007	2011	$1.288829	$1.307897	405,894
	2010	$1.121335	$1.288829	441,633
	2009	$0.971112	$1.121335	2,014,855
	2008	$1.031187	$0.971112	2,581,435
	2007	$1.000000	$1.031187	0
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.021367	72,732
Transamerica Legg Mason Dynamic Allocation - Growth VP - Service
Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.005610	7,285
Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service
Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.010575	0
TA Market Participation Strategy - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.990454	0

(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Formerly known as Transamerica BlackRock Large Cap Value VP and formerly subadvised by BlackRock Investment Management, LLC.
(4)	Formerly known as Transamerica Hanlon Balanced VP and formerly subadvised by Hanlon Investment Management, Inc.
(5)	Formerly known as Transamerica Hanlon Growth and Income VP formerly subadvised by Hanlon Investment Management, Inc.
(6)	Formerly known as Transamerica Hanlon Growth VP formerly subadvised by Hanlon Investment Management, Inc.
(7)	Effective on or about May 1, 2013, Transamerica Third Avenue Value VP merged into Transamerica Systematic Small/Mid Cap Value VP.
(8)	Effective on or about May 1, 2013, Transamerica Efficient Markets VP merged into Transamerica Vanguard ETF Portfolio - Growth VP.
(9)	Portfolio name formerly known as Transamerica Index 100 VP and subaccount name formerly known as TA Vanguard ETF Index - Aggressive Growth.

103

CONDENSED FINANCIAL INFORMATION — (Continued)

(10)	Portfolio name formerly known as Transamerica Index 50 VP and subaccount name formerly known as TA Vanguard ETF Index - Balanced.
(11)	Portfolio name formerly known as Transamerica Index 35 VP and subaccount name formerly known as TA Vanguard ETF Index - Conservative.
(12)	Portfolio name formerly known as Transamerica Index 75 VP and subaccount name formerly known as TA Vanguard ETF Index - Growth.

104

APPENDIX

EXCESS INTEREST ADJUSTMENT EXAMPLES

Surrenders (full and partial), transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if the guaranteed interest rate set by the Company for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the policy

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).

*	=	multiplication

The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation.

105

Excess Interest Adjustment Examples — (Continued)

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 -54,181.21 = -3,052.00
Adjusted policy value	= policy value + excess interest adjustment = 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

106

Excess Interest Adjustment Examples — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M =42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial withdrawal amount.

107

Excess Interest Adjustment Examples — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
Excess Interest Adjustment	= 15,818.79 * (.055-.065) * (42/12) = -553.66
Remaining policy value at middle of policy	= 54,181.21 - (R - E + surrender charge)
year 2	= 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
Excess Interest Adjustment	= 15,818.79 * (.055 - .045) * (42/12) = 553.66
Remaining policy value at middle of policy	= 54,181.21 - (R - E + surrender charge)
year 2	= 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

108

APPENDIX

DEATH BENEFIT

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2) divided by (3), where:

(1) is the amount of the gross partial surrender;

(2) is the value of the current death proceeds immediately prior to the gross partial surrender;

(3) is the policy value immediately prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free amount	$0
Total Gross Partial Surrender	$15,494
Adjusted partial surrender = 15,494 * 75,000 / 50,000	$23,241
New guaranteed minimum death benefit (after surrender) = 75,000 – 23,241	$51,759
New policy value (after surrender) = 50,000 - 15,494	$34,506

Summary:
Reduction in guaranteed minimum death benefit	= $	23,241
Reduction in policy value	= $	15,494

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

** The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

109

Death Benefit — (Continued)

Example 2 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free surrender amount	$0
Total Gross Partial Surrender	$15,556
Adjusted partial surrender = 15,556 * 75,000 / 75,000	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556	$34,444
New policy value (after surrender) = 75,000 - 15,556	$59,444

Summary:
Reduction in guaranteed minimum death benefit	= $	15,556
Reduction in policy value	= $	15,556

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

** The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

110

Death Benefit — (Continued)

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.

End of Year	Net Rate of Return for Fund*	Return of Premium	Annual Step-Up	Greater of 5% & Monthly Step-Up**
Issue	N/A	$100,000	$100,000	$100,000
1	-4%	$100,000	$100,000	$105,000
2	18%	$100,000	$110,093	$110,250
3	15%	$100,000	$124,955	$124,431
4	-7%	$100,000	$124,955	$124,431
5	2%	$100,000	$124,955	$127,628
6	10%	$100,000	$124,955	$134,010
7	14%	$100,000	$140,257	$140,710
8	-3%	$100,000	$140,257	$147,746
9	17%	$100,000	$154,706	$155,133
10	6%	$100,000	$161,668	$162,889

* The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

** For years 1-2, the cumulative portion is higher, for the remaining years the step-up portion is higher (if the hypothetical returns for these years had been lower, the cumulative portion would be larger than the step-up portion).

111

APPENDIX

BENEFICIARY EARNINGS ENHANCEMENT - EXTRA II RIDER

Assume the Beneficiary Earnings Enhancement - Extra II is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

112

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

113

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:

114

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

115

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

116

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

117

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

118

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

119

APPENDIX

PAM METHOD TRANSFERS

To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur (subject to the previously disclosed thresholds). The formula is:

Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

Where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur (subject to the thresholds).

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.

The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.

120

PAM METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example: Day 1: Policy Value Declines by 10%

For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:

Guarantee Ratio = 90%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

121

PAM METHOD TRANSFERS — (Continued)

d1=.658832

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))

X = 13.9948%

Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.

Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:

Guarantee Ratio = 105%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1= 1.003524

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))

X = 8.6605%

122

PAM METHOD TRANSFERS — (Continued)

While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

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APPENDIX

RIDER GRID VARIATIONS

The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the National versions of these riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders.

Listed below the abbreviations that will be used in the following grid for your reference.

Abbreviation	Definition	Abbreviation	Definition
DB	Death Benefits	DCA	Dollar Cost Averaging
GFV	Guaranteed Future Value	GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit	GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit	GMWB	Guaranteed Minimum Withdrawal Benefit
GPO	Guaranteed Period Option	GPS	Guaranteed Principal SolutionSM
IE	Income EnhancementSM	ISFL	Income SelectSM for Life
MAWA	Maximum Annual Withdrawal Amount	MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable	PAM	Portfolio Allocation Method
RDB	Rider Death Benefit	RMD	Required Minimum Distribution
RMD	Required Minimum Distribution	RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base	WB	Withdrawal Base
WD	Withdrawal

Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 13 0105	RGMB 16 0905 (Growth Only) RGMB 17 0905 (Growth and Death)	RGMB 19 0106 (w/o IE) RGMB 21 0106 (with IE)
Purpose of Rider

This is a GLWB Rider that guarantees withdrawals for the annuitant’s lifetime, regardless of policy value.

•        The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.

•        This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

This is a GLWB Rider that guarantees withdrawals for the annuitant’s lifetime, regardless of policy value.

•        The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.

•        This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

This is a GLWB rider that guarantees withdrawals for the annuitant’s2 lifetime, regardless of policy value.

•        The policyholder can withdraw the MAWA each year until the death of the annuitant.[2]

•        This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

124

Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 13 0105	RGMB 16 0905 (Growth Only) RGMB 17 0905 (Growth and Death)	RGMB 19 0106 (w/o IE) RGMB 21 0106 (with IE)
Availability

•      Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)

•      Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial.

•      Maximum of 2 living Joint Owners (with one being the Annuitant).

•      Cannot be added to a policy with other active GMLB or GMIB riders.

•      Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•      Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

•      Issue age at least 55 years old and not yet 81 years old (unless state law requires a lower maximum issue age)

•      Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial).

•      Maximum of 2 living Joint Owners (with one being the Annuitant).

•      Cannot be added to a policy with other active GMLB or GMIB riders.

•      Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•      Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

•      Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age)

•      Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)

•      Maximum of 2 living Joint Owners (with one being the Annuitant)

•      Cannot be added to a policy with other active GMLB or GMIB riders.

•      Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•      Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

Base Benefit and Optional Fees	Percentage of TWB - 0.60%	Growth Only - Percentage of TWB - 0.60% Growth and Death - Percentage of TWB - 0.85%	Percentage of the TWB. Additional option fees would be added to the base. Single Life
			Base Fee	0.40%
			Growth Benefit Fee	0.25%
			DB Fee	0.25%
			IE Benefit Fee	0.15%
			Joint Life
			Base Fee	0.60%
			Growth Benefit Fee	0.50%
			DB Fee	0.20%
			IE Benefit Fee	0.30%

Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.

125

Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 13 0105	RGMB 16 0905 (Growth Only) RGMB 17 0905 (Growth and Death)	RGMB 19 0106 (w/o IE) RGMB 21 0106 (with IE)
Death Benefit	Upon the death of the annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate

•        Growth Only -N/A

•        Growth and Death - Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate

For an additional fee, the optional death benefit may be elected with this rider. Upon the death of the annuitant[2] , this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.

Designated Funds Available -

Policyholders who add these riders may only invest in the investment options listed.

PLEASE NOTE: These investment options may not be available on all products. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.

TA AEGON Money Market

TA Asset Allocation - Conservative

TA Asset Allocation - Moderate

TA Asset Allocation - Growth

TA International Moderate Growth

TA Multi-Managed Balanced

Fixed Account GPOs or DCA Accounts

TA AEGON Money Market

TA Asset Allocation - Conservative

TA Asset Allocation - Moderate

TA Asset Allocation - Growth

TA International Moderate Growth

TA Multi-Managed Balanced

Fixed Account GPOs or DCA Accounts

TA AEGON Money Market

TA Asset Allocation - Conservative TA Asset Allocation - Moderate

TA Asset Allocation - Moderate Growth

TA International Moderate Growth

TA Multi-Managed Balanced

Fixed Account GPOs or DCA Accounts

126

Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 13 0105	RGMB 16 0905 (Growth Only) RGMB 17 0905 (Growth and Death)	RGMB 19 0106 (w/o IE) RGMB 21 0106 (with IE)
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.

The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.

•       Starting with January 1st following the annuitant’s 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.

•       On each January 1st the MAWA will be reset equal to the greater of:
    1) The For Life TWB multiplied by the Withdrawal Percentage, and
    2)The RMD amount for this policy for the current calendar year.

•       The policyholder does not have to take the entire MAWA in any year.

•       If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.

The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.

•       Starting with January 1st following the annuitant’s 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.

•       On each January 1st the MAWA will be reset equal to the greater of:
    1) The For Life TWB multiplied by the Withdrawal Percentage, and
    2)The RMD amount for this policy for the current calendar year.

•       The policyholder does not have to take the entire MAWA in any year.

•       If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.

The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage based on the annuitant’s2 attained age at the time of the first withdrawal.

•       Starting with January 1st following the annuitant’s2 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.

•       On each January 1st following the Rider Date, the MAWA will be reset equal to the greater of:
    1) The For Life TWB multiplied by the For Life Withdrawal Percentage based on the annuitant’s2 attained age, and
    2) The RMD amount for this policy for the current calendar year.

•       The policyholder does not have to take the entire MAWA in any year.

•       If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.

Automatic Step-Up Benefit	N/A	N/A	N/A

127

Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 13 0105	RGMB 16 0905 (Growth Only) RGMB 17 0905 (Growth and Death)	RGMB 19 0106 (w/o IE) RGMB 21 0106 (with IE)
Exercising Rider

•        The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.

•        If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.

•        The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).

•        The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.

•        If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.

•        The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).

Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit.

Exercising the Income

Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).

Qualifications:

– Confinement must be due to a medical necessity due to physical impairment; does not include dementia, Alzheimer’s or other forms of mental illness.

– Must be the annuitant[2] who is confined.

– Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.

– Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.

– Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.

– Qualification standards can be met again on the annuitant’s2 life.

128

Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 13 0105	RGMB 16 0905 (Growth Only) RGMB 17 0905 (Growth and Death)	RGMB 19 0106 (w/o IE) RGMB 21 0106 (with IE)
Income Benefit or Other Benefit Payout Considerations	N/A	Growth: The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.	Growth: This optional feature rewards the policyholder for delaying their first withdrawal. The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.

The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after January 1st following the annuitant’s 59th birthday. The income benefit percentage is as follows:

Age 1st WD For Life WD%
55-58 0.0%
59-64 4.5%
65-69 5.0%
70-74 5.5%
75-79 6.0%
80-84 6.5%
85-89 7.0%
90-94 7.5%
95+ 8.0%

Please note that once established at the time of the first withdrawal, the income benefit percentage will not increase even though the annuitant’s age increases.
Rider Upgrade

•         May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.

•         Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 90 years old.

•         An upgrade will reset the TWB, MRWA and MAWA values.

•         Rider Fee will be the fee that applies to the new rider at the time of upgrade.

•         May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.

•         Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.

•         An upgrade will reset the TWB, MRWA and MAWA values.

•         Rider Fee will be the fee that applies to the new rider at the time of upgrade.

•         Upgrades allowed within 30 day window following the 1st rider anniversary and each rider anniversary thereafter.

•         Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.

•         An upgrade will reset the MRWA, TWB, MAWA and the Income Benefit Percentage determination.

•         Rider Fee will be the fee that applies to the new rider at the time of upgrade.

•         Growth percentage will be the percentage available at the time of upgrade.

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Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 13 0105	RGMB 16 0905 (Growth Only) RGMB 17 0905 (Growth and Death)	RGMB 19 0106 (w/o IE) RGMB 21 0106 (with IE)
Rider Termination

•      The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.

•      The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•      The policyholder must wait 3 years from the Rider Add Date to terminate.

•      After the three-year waiting period, the policyholder may terminate the rider at any time.

•      The rider will be terminated the date we receive written notice from you requesting termination.

•      The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.

•      The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•      The policyholder must wait 3 years from the Rider Add Date to terminate.

•      After the three-year waiting period, the policyholder may terminate the rider at any time.

•      The rider will be terminated the date we receive written notice from you requesting termination.

•      The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

•      The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•      Termination allowed within 30 day window following each rider anniversary.

•      The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Living Benefit Rider 2003 & 2004[3]	Retirement Income ChoiceSM3	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 2 0703 (2003) RGMB 5 0504 (2004)	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)	RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Purpose of Rider

This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider

This rider is a combination of two separate annuity guarantees:

1) A GMWB and

2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).

The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.

This is a GLWB rider that guarantees withdrawals for the annuitant’s2 lifetime, regardless of policy value.

•      The policyholder can withdraw the RWA each year until the death of the annuitant.[2]

•      This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

This is a GLWB rider that guarantees withdrawals for the annuitant’s2 lifetime, regardless of policy value.

•      The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]

•      This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

130

Rider Name	Living Benefit Rider 2003 & 2004[3]	Retirement Income ChoiceSM3		Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 2 0703 (2003) RGMB 5 0504 (2004)	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)		RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Availability

•         Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)

•         Cannot be added to a policy with other active GMLB or GMIB riders.

•         Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•         Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.

•         Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).

•         Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)

•         Maximum of 2 living Joint Owners (with one being the Annuitant)

•         Cannot be added to a policy with other active GMLB or GMIB riders.

•         Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•         Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

•         Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).

•         Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)

•         Maximum of 2 living Joint Owners (with one being the Annuitant)

•         Cannot be added to a policy with other active GMLB or GMIB riders.

•         Cannot be added on policies with Growth or Double Enhanced Death Benefits.

•         Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

Base Benefit and Optional Fees	Percentage of “Principal Back” TWB - 0.75%	Percentage of WB. Additional option fees would be added to the base.		Percentage of WB. Additional option fees would be added to the base.
		Single Life		Single Life
		Base Fee	0.60%	Base Fee	0.90%
		DB Fee	0.25%	DB Fee	0.25%
		IE Benefit Fee	0.15%	IE Benefit Fee	0.15%
		Joint Life		Joint Life
		Base Fee	0.90%	Base Fee	0.90%
		DB Fee	0.20%	DB Fee	0.20%
		IE Benefit Fee	0.30%	IE Benefit Fee	0.30%
				NOTE: Prior to 1/17/09 the Base Fee for Single and Joint life riders was 0.75%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each Rider Anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each Rider Anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.		• Fee is deducted annually during the accumulation phase on each Rider Anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.

131

Rider Name	Living Benefit Rider 2003 & 2004[3]	Retirement Income ChoiceSM3	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 2 0703 (2003) RGMB 5 0504 (2004)	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)	RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Death Benefit

For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2] , this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.

The RDB does not reset due to the automatic step-up feature.

For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2] , this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.

The RDB does not reset due to the automatic step-up feature.

Designated Funds Available - Policyholder who add these riders may only invest in the investment options listed.

PLEASE NOTE: These investment options may not be available on all products. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.

Must adhere to the Portfolio Allocation Method. See below.

AllianceBernstein Balanced Wealth Strategy

Franklin Templeton VIP Founding

Funds Allocation Fund

TA AEGON Money Market

TA AEGON Tactical Vanguard

ETF - Balanced

TA AEGON Tactical Vanguard

ETF - Conservative

TA AEGON Tactical Vanguard

ETF - Growth

TA AEGON US Government

Securities

TA AllianceBernstein Dynamic

Allocation

TA Asset Allocation - Conservative

Asset Allocation - Moderate

Asset Allocation - Moderate Growth

TA Efficient Markets

TA International Moderate Growth

TA JPMorgan Core Bond

TA JPMorgan Tactical Allocation

TA Multi-Managed Balanced Fund

TA PIMCO Total Return

TA Vanguard ETF Index - Balanced

TA Vanguard ETF Index - Conservative

TA Vanguard ETF Index - Growth

Fixed Account GPOs or DCA Accounts

AllianceBernstein Balanced Wealth Strategy

Franklin Templeton VIP Founding Funds Allocation Fund

TA AEGON Money Market

TA AEGON Tactical Vanguard

ETF - Balanced

TA AEGON Tactical Vanguard

ETF - Conservative

TA AEGON Tactical Vanguard

ETF - Growth

TA AEGON US Government Securities

TA AllianceBernstein Dynamic Allocation

TA Asset Allocation - Conservative

Asset Allocation - Moderate

Asset Allocation - Moderate

Growth

TA Efficient Markets

TA International Moderate Growth

TA JPMorgan Tactical Allocation

TA Multi-Managed Balanced Fund

TA PIMCO Total Return

TA Vanguard ETF Index - Balanced

TA Vanguard ETF Index - Conservative

TA Vanguard ETF Index - Growth

Fixed Account GPOs or DCA Accounts

132

Rider Name	Living Benefit Rider 2003 & 2004[3]	Retirement Income ChoiceSM3	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 2 0703 (2003) RGMB 5 0504 (2004)	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)	RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Allocation Methods

Portfolio Allocation Method (PAM):

•        This program will automatically allocate assets from the policyholder’s separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.

•        If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder’s current separate account values).

•        The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.

•        The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.

Current PAM Safe Fund:

TA U.S. Government Securities

		N/A	N/A

133

Rider Name	Living Benefit Rider 2003 & 2004[3]	Retirement Income ChoiceSM3	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 2 0703 (2003)	RGMB 28 0108 (w/o IE)	RGMB 32 0708 (w/o IE)
	RGMB 5 0504 (2004)	RGMB 30 0108 (with IE)	RGMB 34 0708 (with IE)
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” and “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:	The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal. Age 1st WD For Life WD% 0-58 0.0% 59-69 5.0% 70-79 6.0% 80+ 7.0%	The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal. Age 1st WD Single Life WD% 0-58 0.0% 59-69 5.0% 70-79 6.0% 80+ 7.0%

a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.

b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant’s 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.

* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.

•         The policyholder does not have to take the entire MAWA in any year.

•         If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.

•         Starting the rider anniversary following the annuitant’s2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.

•         On each rider anniversary, the RWA will be reset equal to the greater of:

1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and

2)The RMD amount for this policy for the current calendar year.

•         The policyholder does not have to take the entire RWA in any year.

•         If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

Age 1st WD       Joint Life WD%

0-58                                   0.0%

59-69                                 4.5%

70-79                                 5.5%

80+                                    6.5%

•         Starting the rider anniversary following the annuitant’s2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.

•         On each rider anniversary, the RWA will be reset equal to the greater of:

1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and

2)The RMD amount for this policy for the current calendar year.

•         The policyholder does not have to take the entire RWA in any year.

•         If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

134

Rider Name	Living Benefit Rider 2003 & 2004[3]	Retirement Income ChoiceSM3	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 2 0703 (2003) RGMB 5 0504 (2004)	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)	RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Automatic Step-Up Benefit	N/A

On each rider anniversary, the WB will be set to the greatest of:

1) The current WB:

2) The policy value on the rider anniversary;

3) The highest policy value on a rider monthiversarySM *; or

4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**

* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.

** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.

A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.

•         If the largest value is 1) or 4) above, this is not considered a step-up.

•         Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.

•         If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

On each rider anniversary, the WB will be set to the greatest of:

1) The current WB:

2) The policy value on the rider anniversary;

3) The highest policy value on a rider monthiversarySM *; or

4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**

* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.

** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.

A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.

•         If the largest value is 1) or 4) above, this is not considered a step-up.

•         Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.

•         If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

135

Rider Name	Living Benefit Rider 2003 & 2004[3]	Retirement Income ChoiceSM3	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 2 0703 (2003) RGMB 5 0504 (2004)	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)	RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Exercising Rider

“For Life” GMWB:

The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant’s death or 2) the “For Life” MRWA is zero.

“Principal Back” GMWB: The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.

“GMAB”:

At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.

a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.

b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.

Exercising Base Benefit: The

policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] , this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.

Exercising the Income

Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).

Qualifications:

– Confinement must be due to a medical necessity due to physical or cognitive ailment.

– Must be the annuitant[2] who is confined.

– Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.

– Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.

– Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.

– Qualification standards can be met again on the annuitant’s2 life.

Exercising Base Benefit: The

policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] , this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.

Exercising the Income

Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased). Qualifications:

– Confinement must be due to a medical necessity due to physical or cognitive ailment.

– Must be the annuitant[2] who is confined.

– Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.

– Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.

– Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.

– Qualification standards can be met again on the annuitant’s2 life.

136

Rider Name	Living Benefit Rider 2003 & 2004[3]	Retirement Income ChoiceSM3	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 2 0703 (2003) RGMB 5 0504 (2004)	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)	RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Income Benefit or Other Benefit Payout Considerations

The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.

Year Rec’d       % Added to GFV

1                                             100%

2                                               90%

3                                               80%

4                                               70%

5                                               60%

6-10                                         50%

10+                                             0%

At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.

Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.

NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.

Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or the anniversary following attained age 67, the WB on that rider anniversary will be the greater of;

1)the current WB; or

2)premiums applied within 90 days of the rider date multiplied by 2.

NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

Rider Upgrade

•        May upgrade anytime after the 5th anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.

•        Must be prior to the annuitant’s 86th birthday

•        An upgrade will reset the MRWA, TWB, MAWA and the GFV values.

•        Rider Fee will be the fee that applies to the new rider at the time of upgrade.

•        Upgrades allowed within a 30 day window following each 5th rider anniversary.

•        Rider availability and fees may vary at time of upgrade

•        Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.

•        An upgrade will reset the WB, RDB, RWA and Income Benefit determination.

•        Rider Fee percentage will be the fee percentage that applies to the new rider at the time of upgrade.

•        Growth percentage will be the percentage available at the time of upgrade.

•        Upgrades allowed within a 30 day window following each 5th rider anniversary.

•        Rider availability and fees may vary at time of upgrade

•        Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.

•        An upgrade will reset the WB, RDB, RWA and Income Benefit determination.

•        Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.

•        Growth percentage will be the percentage available at the time of upgrade.

137

Rider Name	Living Benefit Rider 2003 & 2004[3]	Retirement Income ChoiceSM3	Retirement Income ChoiceSM with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 5 0504 (2004) RGMB 2 0703 (2003)	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)	RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Rider Termination

•    The rider will be terminated upon policy surrender, annuitization or upgrade.

•    The policyholder must wait 5 years from the Rider Start Date to terminate.

•    After the five-year waiting period, the policyholder may terminate the rider at any time.

•    The rider will be terminated the date we receive written notice from you requesting termination.

•    The rider can be “free looked” within 30 days of issue. The request must be made in writing.

•    The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

•    The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•    Termination allowed within 30 day window following each 5th rider anniversary.

•    After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

•    The rider will be terminated the date we receive written notice from you requesting termination.

•    The rider can be “free looked” within 30 days of issue. The request must be made in writing.

•    The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

•    The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

•    Termination allowed within 30 day window following each 5th rider anniversary.

•    After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

•    The rider will be terminated the date we receive written notice from you requesting termination.

1Rider form number may be found on the bottom left corner of your rider pages.

2If the rider’s Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant’s spouse.

3This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

138

WRL FREEDOM PREMIER® III VARIABLE ANNUITY

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement Dated May 1, 2013

to the

Prospectus dated May 1, 2013

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

WRL Freedom Premier® III Variable Annuity dated May 1, 2013

STATEMENT OF ADDITIONAL INFORMATION

WRL FREEDOM PREMIER® III VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA U

Offered by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the WRL Freedom Premier® III Variable Annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the current prospectus, dated May 1, 2013, by calling (800) 851-9777, or write us at: Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2013

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative Office — Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 851-9777. All premium payments, loan repayments, correspondence and notices should be sent to this address.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment Form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including Living Benefits Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus
•

gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA U, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Contract

The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2). These default options may be restricted with respect to qualified policies.

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table” (male, female and unisex if required by law), using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b)  the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*
Assumed Investment Rate			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:
(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;
(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor = (A + B - C) - E

                                               D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period. Assume A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.65% on an annual basis; On a daily basis, this equals 0.000044838.

Then, the net investment factor = (11.57 + 0 – 0) - 0.000044838 = Z = 1.014867443

                                                             (11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume = $X

B =	The net investment factor for the current valuation period.
Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;
(b)	is the net investment factor for that subaccount for the valuation period; and
(c)	is the assumed investment return adjustment factor for the valuation period.

The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%)..

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.
Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B

                                                                     $1,000

Where:

A =	The adjusted policy value as of the annuity commencement date.
Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume = $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z

                                                                                            1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A

                                             B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of annuity units = $X = Z

                                                            $Y

PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS =	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES =	Per unit expenses of the subaccount for the 7-day period.

UV =	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8.5% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS =	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES =	Per unit expenses of the subaccount for the 7-day period.

UV =	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T =	The average annual total return net of subaccount recurring charges.

ERV =	The ending redeemable value of the hypothetical account at the end of the period.

P =	A hypothetical initial payment of $1,000.

N =	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

CTR = (ERV / P)-1

Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF US

We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the

Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2012, 2011 and 2010 the amounts paid to TCI in connection with all policies sold through the separate account were $2,240,892, $2,148,806 and $2,272,561, respectively.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the owner has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA U, at December 31, 2012 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Western Reserve Life Assurance Co. of Ohio at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA U, which are available for investment by WRL Freedom Premier® III Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Western Reserve Life Assurance Co. of Ohio, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (excluding any applicable fund facilitation fees) for each subaccount.

Subaccount	Year	Separate Account Expense 2.15%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.199616	$1.258742	0
Subaccount Inception Date January 12, 2004	2011	$1.197129	$1.199616	0
	2010	$1.124923	$1.197129	0
	2009	$0.919985	$1.124923	0
	2008	$1.195769	$0.919985	221,256
	2007	$1.150874	$1.195769	222,480
	2006	$1.077074	$1.150874	223,710
	2005	$1.047686	$1.077074	224,948
	2004	$1.000000	$1.047686	0
TA Asset Allocation - Growth - Service Class	2012	$1.097686	$1.207599	0
Subaccount Inception Date January 12, 2004	2011	$1.188966	$1.097686	0
	2010	$1.059340	$1.188966	0
	2009	$0.835330	$1.059340	0
	2008	$1.416539	$0.835330	1,170
	2007	$1.345767	$1.416539	221,881
	2006	$1.192441	$1.345767	231,567
	2005	$1.088240	$1.192441	230,921
	2004	$1.000000	$1.088240	189,843
TA Asset Allocation - Moderate - Service Class	2012	$1.212106	$1.294563	0
Subaccount Inception Date January 12, 2004	2011	$1.234505	$1.212106	3,358
	2010	$1.144970	$1.234505	3,390
	2009	$0.926794	$1.144970	42,481
	2008	$1.282832	$0.926794	45,169
	2007	$1.216483	$1.282832	97,938
	2006	$1.117290	$1.216483	98,197
	2005	$1.065294	$1.117290	54,973
	2004	$1.000000	$1.065294	52,510
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.178414	$1.273149	0
Subaccount Inception Date January 12, 2004	2011	$1.231734	$1.178414	11,196
	2010	$1.119357	$1.231734	11,303
	2009	$0.894203	$1.119357	73,862
	2008	$1.361874	$0.894203	74,620
	2007	$1.293548	$1.361874	69,211
	2006	$1.163732	$1.293548	69,288
	2005	$1.083498	$1.163732	69,370
	2004	$1.000000	$1.083498	142,308
TA International Moderate Growth - Service Class	2012	$0.840438	$0.925351	0
Subaccount Inception Date May1, 2006	2011	$0.928429	$0.840438	9,893
	2010	$0.860268	$0.928429	9,987
	2009	$0.679492	$0.860268	10,081
	2008	$1.090028	$0.679492	4,879
	2007	$1.026410	$1.090028	0
	2006	$1.000000	$1.026410	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.15%
		Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class(3)	2012	$1.169776	$1.276367	0
Subaccount Inception Date January 12, 2004	2011	$1.166224	$1.169776	0
	2010	$1.081516	$1.166224	0
	2009	$0.971541	$1.081516	0
	2008	$1.505275	$0.971541	0
	2007	$1.473739	$1.505275	13,724
	2006	$1.290803	$1.473739	31,283
	2005	$1.139257	$1.290803	28,941
	2004	$1.000000	$1.139257	1,608
TA Clarion Global Real Estate Securities - Service Class	2012	$1.396891	$1.708885	0
Subaccount Inception Date January 12, 2004	2011	$1.518102	$1.396891	0
	2010	$1.344944	$1.518102	0
	2009	$1.032939	$1.344944	0
	2008	$1.835126	$1.032939	0
	2007	$2.013912	$1.835126	11,143
	2006	$1.449514	$2.013912	52,020
	2005	$1.308141	$1.449514	24,961
	2004	$1.000000	$1.308141	59
TA JPMorgan Tactical Allocation - Service Class	2012	$0.980096	$1.031007	0
Subaccount Inception Date January 12, 2004	2011	$0.967770	$0.980096	0
	2010	$0.992719	$0.967770	0
	2009	$0.975597	$0.992719	0
	2008	$1.045224	$0.975597	0
	2007	$1.075322	$1.045224	11,497
	2006	$1.071874	$1.075322	11,562
	2005	$1.045464	$1.071874	13,099
	2004	$1.000000	$1.045464	3,101
TA Janus Balanced - Service Class	2012	$0.868145	$0.956003	0
Subaccount Inception Date November 19, 2009	2011	$0.994274	$0.868145	0
	2010	$0.985097	$0.994274	0
	2009	$0.986557	$0.985097	0
TA PIMCO Tactical - Balanced - Service Class(4)	2012	$0.911464	$0.900943	0
Subaccount Inception Date November 19, 2009	2011	$0.963867	$0.911464	0
	2010	$1.019905	$0.963867	0
	2009	$0.998145	$1.019905	0
TA PIMCO Tactical - Conservative - Service Class(5)	2012	$0.886923	$0.881399	0
Subaccount Inception Date November 19, 2009	2011	$0.978988	$0.886923	0
	2010	$1.021652	$0.978988	0
	2009	$0.997251	$1.021652	0
TA PIMCO Tactical - Growth - Service Class(6)	2012	$0.858399	$0.846045	0
Subaccount Inception Date November 19, 2009	2011	$0.992054	$0.858399	0
	2010	$1.020574	$0.992054	0
	2009	$0.996383	$1.020574	0
TA Hanlon Income - Service Class	2012	$0.990534	$1.003216	0
Subaccount Inception Date November 19, 2009	2011	$0.982979	$0.990534	0
	2010	$1.002928	$0.982979	0
	2009	$0.999942	$1.002928	0
TA Jennison Growth - Initial Class	2012	$1.015629	$1.147335	0
Subaccount Inception Date April 29, 2010	2011	$1.045494	$1.015629	0
	2010	$0.000000	$1.045494	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.15%
		Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class	2012	$1.310863	$1.344136	0
Subaccount Inception Date January 12, 2004	2011	$1.248565	$1.310863	0
	2010	$1.181000	$1.248565	0
	2009	$1.102912	$1.181000	0
	2008	$1.070470	$1.102912	0
	2007	$1.025765	$1.070470	0
	2006	$1.011061	$1.025765	0
	2005	$1.011824	$1.011061	0
	2004	$1.000000	$1.011824	0
TA JPMorgan Enhanced Index - Service Class	2012	$1.062286	$1.207170	0
Subaccount Inception Date January 12, 2004	2011	$1.079957	$1.062286	0
	2010	$0.960504	$1.079957	0
	2009	$0.758725	$0.960504	0
	2008	$1.240601	$0.758725	0
	2007	$1.215139	$1.240601	1,459
	2006	$1.079630	$1.215139	1,469
	2005	$1.068598	$1.079630	6,462
	2004	$1.000000	$1.068598	1,455
TA Morgan Stanley Capital Growth - Service Class	2012	$1.056328	$1.191192	0
Subaccount Inception Date January 12, 2004	2011	$1.147722	$1.056328	0
	2010	$0.922505	$1.147722	0
	2009	$0.738706	$0.922505	0
	2008	$1.189197	$0.738706	0
	2007	$1.205695	$1.189197	1,227
	2006	$1.041089	$1.205695	1,235
	2005	$1.024427	$1.041089	9,637
	2004	$1.000000	$1.024427	4,850
TA AEGON High Yield Bond - Service Class	2012	$1.333148	$1.528105	0
Subaccount Inception Date January 12, 2004	2011	$1.302643	$1.333148	0
	2010	$1.186292	$1.302643	0
	2009	$0.825140	$1.186292	0
	2008	$1.130922	$0.825140	0
	2007	$1.135744	$1.130922	0
	2006	$1.048749	$1.135744	0
	2005	$1.055385	$1.048749	0
	2004	$1.000000	$1.055385	0
TA MFS International Equity - Service Class	2012	$0.776043	$0.925788	0
Subaccount Inception Date May 1, 2007	2011	$0.882929	$0.776043	0
	2010	$0.817640	$0.882929	0
	2009	$0.631608	$0.817640	0
	2008	$1.001011	$0.631608	0
	2007	$1.000000	$1.001011	0
TA PIMCO Total Return - Service Class	2012	$1.276905	$1.341426	0
Subaccount Inception Date January 12, 2004	2011	$1.231056	$1.276905	8,043
	2010	$1.175967	$1.231056	8,119
	2009	$1.037788	$1.175967	8,196
	2008	$1.093790	$1.037788	4,656
	2007	$1.027020	$1.093790	0
	2006	$1.009682	$1.027020	0
	2005	$1.010797	$1.009682	0
	2004	$1.000000	$1.010797	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.15%
		Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class	2012	$1.336899	$1.510310	0
Subaccount Inception Date January 12, 2004	2011	$1.345227	$1.336899	0
	2010	$1.025008	$1.345227	0
	2009	$0.756911	$1.025008	0
	2008	$1.215900	$0.756911	0
	2007	$1.136762	$1.215900	9,507
	2006	$1.123612	$1.136762	9,559
	2005	$1.039589	$1.123612	24,628
	2004	$1.000000	$1.039589	3,788
TA Third Avenue Value - Service Class(7)	2012	$1.086268	$1.281658	0
Subaccount Inception Date January 12, 2004	2011	$1.297670	$1.086268	0
	2010	$1.150983	$1.297670	0
	2009	$0.874026	$1.150983	33,907
	2008	$1.520744	$0.874026	85,848
	2007	$1.539093	$1.520744	119,875
	2006	$1.357762	$1.539093	64,604
	2005	$1.170655	$1.357762	40,633
	2004	$1.000000	$1.170655	6,604
TA Efficient Markets - Service Class(8)	2012	$1.259112	$1.382909	0
Subaccount Inception Date November 10, 2008	2011	$1.314939	$1.259112	0
	2010	$1.195259	$1.314939	0
	2009	$1.035918	$1.195259	0
	2008	$1.000000	$1.035918	0
TA Multi-Managed Balanced - Service Class	2012	$1.338683	$1.472806	0
Subaccount Inception Date January 12, 2004	2011	$1.317954	$1.338683	0
	2010	$1.086724	$1.317954	0
	2009	$0.881468	$1.086724	0
	2008	$1.335547	$0.881468	0
	2007	$1.203448	$1.335547	2,490
	2006	$1.130448	$1.203448	2,413
	2005	$1.071240	$1.130448	1,928
	2004	$1.000000	$1.071240	1,932
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.142493	$1.183134	0
Subaccount Inception Date January 12, 2004	2011	$1.147895	$1.142493	0
	2010	$1.074255	$1.147895	0
	2009	$0.836617	$1.074255	0
	2008	$1.356590	$0.836617	0
	2007	$1.171638	$1.356590	2,203
	2006	$1.081561	$1.171638	2,218
	2005	$1.066963	$1.081561	2,253
	2004	$1.000000	$1.066963	2,195
TA WMC Diversified Growth - Service Class	2012	$1.108874	$1.225013	0
Subaccount Inception Date January 12, 2004	2011	$1.178999	$1.108874	0
	2010	$1.025127	$1.178999	0
	2009	$0.812400	$1.025127	0
	2008	$1.541951	$0.812400	0
	2007	$1.357490	$1.541951	965
	2006	$1.279356	$1.357490	49,064
	2005	$1.123845	$1.279356	5,704
	2004	$1.000000	$1.123845	989
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.004866	$1.050298	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$1.004866	0
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.988136	$1.073184	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$0.988136	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.15%
		Beginning AUV	Ending AUV	# Units
TA AEGON Money Market - Service Class	2012	$0.975988	$0.955372	0
Subaccount Inception Date January 12, 2004	2011	$0.996872	$0.975988	40,265
	2010	$1.018251	$0.996872	40,647
	2009	$1.040021	$1.018251	60,825
	2008	$1.039945	$1.040021	76,717
	2007	$1.014082	$1.039945	0
	2006	$0.991496	$1.014082	1,458
	2005	$0.986822	$0.991496	1,377
	2004	$1.000000	$0.986822	0
TA Systematic Small Mid Cap Value - Service Class(7)	2012	$1.702992	$1.934372	0
Subaccount Inception Date May 1, 2004	2011	$1.790725	$1.702992	0
	2010	$1.406519	$1.790725	0
	2009	$1.005424	$1.406519	35,471
	2008	$1.742427	$1.005424	94,944
	2007	$1.431040	$1.742427	115,558
	2006	$1.240690	$1.431040	54,834
	2005	$1.118916	$1.240690	27,593
	2004	$1.000000	$1.118916	0
TA AEGON U.S. Government Securities - Service Class	2012	$1.197133	$1.228820	0
Subaccount Inception Date January 12, 2004	2011	$1.139760	$1.197133	4,661
	2010	$1.117090	$1.139760	4,705
	2009	$1.095137	$1.117090	4,750
	2008	$1.041517	$1.095137	4,793
	2007	$1.005871	$1.041517	0
	2006	$0.996944	$1.005871	0
	2005	$0.998533	$0.996944	0
	2004	$1.000000	$0.998533	0
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.079305	$1.126394	0
Subaccount Inception Date November 19, 2009	2011	$1.068541	$1.079305	3,843
	2010	$0.997500	$1.068541	3,879
	2009	$0.999942	$0.997500	0
TA Vanguard ETF - Balanced - Service Class(10)	2012	$0.999957	$1.060992	0
Subaccount Inception Date May 1, 2008	2011	$1.006651	$0.999957	0
	2010	$0.928956	$1.006651	0
	2009	$0.814316	$0.928956	0
	2008	$1.000000	$0.814316	0
TA Vanguard ETF - Growth - Service Class(8)(11)	2012	$0.927966	$1.013286	0
Subaccount Inception Date May 1, 2008	2011	$0.958745	$0.927966	9,488
	2010	$0.866647	$0.958745	9,578
	2009	$0.718684	$0.866647	5,169
	2008	$1.000000	$0.718684	0
TA Vanguard ETF - Aggressive Growth - Service Class(12)	2012	$1.078183	$1.230226	0
Subaccount Inception Date November 19, 2009	2011	$1.146248	$1.078183	0
	2010	$1.023437	$1.146248	0
	2009	$0.999942	$1.023437	0
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.345307	$1.432400	0
Subaccount Inception Date January 12, 2004	2011	$1.476301	$1.345307	0
	2010	$1.128928	$1.476301	0
	2009	$0.720204	$1.128928	0
	2008	$1.373698	$0.720204	0
	2007	$1.148073	$1.373698	1,953
	2006	$1.070067	$1.148073	1,897
	2005	$1.018533	$1.070067	1,514
	2004	$1.000000	$1.018533	1,519

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.15%
		Beginning AUV	Ending AUV	# Units
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.197133	$1.228820	0
Subaccount Inception Date January 12, 2004	2011	$1.139760	$1.197133	0
	2010	$1.117090	$1.139760	0
	2009	$1.095137	$1.117090	29,895
	2008	$1.041517	$1.095137	36,715
	2007	$1.005871	$1.041517	0
	2006	$0.996944	$1.005871	0
	2005	$1.000000	$0.996944	0
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1)	2012	$1.256225	$1.391388	0
Subaccount Inception Date November 10, 2008	2011	$1.326218	$1.256225	0
	2010	$1.230654	$1.326218	0
	2009	$1.012092	$1.230654	0
	2008	$1.000000	$1.012092	0
Fidelity ® VIP Index 500 Portfolio – Service Class 2	2012	$1.080544	$1.223024	0
Subaccount Inception Date January 12, 2004	2011	$1.084376	$1.080544	0
	2010	$0.965473	$1.084376	0
	2009	$0.780861	$0.965473	0
	2008	$1.269439	$0.780861	0
	2007	$1.232995	$1.269439	1,163
	2006	$1.091009	$1.232995	0
	2005	$1.065846	$1.091009	0
	2004	$1.000000	$1.065846	9,207
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.303046	$1.466827	0
Subaccount Inception Date November 10, 2008	2011	$1.355619	$1.303046	3,090
	2010	$1.257960	$1.355619	3,119
	2009	$0.989426	$1.257960	0
	2008	$1.000000	$0.989426	0
ProFund VP Asia 30	2012	$0.675328	$0.763351	0
Subaccount Inception Date September 6, 2007	2011	$0.944944	$0.675328	0
	2010	$0.847396	$0.944944	0
	2009	$0.561360	$0.847396	0
	2008	$1.166180	$0.561360	8,028
	2007	$1.000000	$1.166180	0
ProFund VP Basic Materials	2012	$0.874124	$0.928241	0
Subaccount Inception Date September 6, 2007	2011	$1.064896	$0.874124	0
	2010	$0.838715	$1.064896	0
	2009	$0.527647	$0.838715	0
	2008	$1.109701	$0.527647	0
	2007	$1.000000	$1.109701	0
ProFund VP Bull	2012	$0.764191	$0.851928	0
Subaccount Inception Date June 21, 2007	2011	$0.780583	$0.764191	0
	2010	$0.708272	$0.780583	0
	2009	$0.581850	$0.708272	0
	2008	$0.953648	$0.581850	0
	2007	$1.000000	$0.953648	0
ProFund VP Consumer Services	2012	$0.964042	$1.152209	0
Subaccount Inception Date September 6, 2007	2011	$0.933413	$0.964042	0
	2010	$0.785465	$0.933413	0
	2009	$0.613396	$0.785465	0
	2008	$0.913248	$0.613396	0
	2007	$1.000000	$0.913248	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.15%
		Beginning AUV	Ending AUV	# Units
ProFund VP Emerging Markets	2012	$0.750756	$0.783158	0
Subaccount Inception Date September 6, 2007	2011	$0.955070	$0.750756	0
	2010	$0.888770	$0.955070	0
	2009	$0.559189	$0.888770	0
	2008	$1.144697	$0.559189	0
	2007	$1.000000	$1.144697	0
ProFund VP Europe 30	2012	$0.653280	$0.745589	0
Subaccount Inception Date September 6, 2007	2011	$0.732383	$0.653280	0
	2010	$0.728925	$0.732383	0
	2009	$0.562841	$0.728925	0
	2008	$1.026865	$0.562841	0
	2007	$1.000000	$1.026865	0
ProFund VP Falling US Dollar	2012	$0.900461	$0.874615	0
Subaccount Inception Date September 6, 2007	2011	$0.945525	$0.900461	0
	2010	$0.991504	$0.945525	0
	2009	$0.980322	$0.991504	0
	2008	$1.055447	$0.980322	0
	2007	$1.000000	$1.055447	0
ProFund VP Financials	2012	$0.430411	$0.525504	0
Subaccount Inception Date September 6, 2007	2011	$0.510236	$0.430411	0
	2010	$0.469849	$0.510236	0
	2009	$0.417323	$0.469849	0
	2008	$0.862062	$0.417323	0
	2007	$1.000000	$0.862062	0
ProFund VP International	2012	$0.592352	$0.672212	0
Subaccount Inception Date September 6, 2007	2011	$0.706370	$0.592352	0
	2010	$0.669316	$0.706370	0
	2009	$0.548531	$0.669316	0
	2008	$1.007921	$0.548531	0
	2007	$1.000000	$1.007921	0
ProFund VP Japan	2012	$0.415501	$0.500045	0
Subaccount Inception Date September 6, 2007	2011	$0.521017	$0.415501	0
	2010	$0.569417	$0.521017	0
	2009	$0.527204	$0.569417	0
	2008	$0.910459	$0.527204	0
	2007	$1.000000	$0.910459	0
ProFund VP Mid-Cap	2012	$0.869927	$0.983858	0
Subaccount Inception Date September 6, 2007	2011	$0.927392	$0.869927	0
	2010	$0.763677	$0.927392	0
	2009	$0.587088	$0.763677	0
	2008	$0.973154	$0.587088	0
	2007	$1.000000	$0.973154	0
ProFund VP Money Market	2012	$0.933636	$0.914054	0
Subaccount Inception Date June 21, 2007	2011	$0.953466	$0.933636	0
	2010	$0.973768	$0.953466	0
	2009	$0.994394	$0.973768	0
	2008	$1.007387	$0.994394	0
	2007	$1.000000	$1.007387	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.15%
		Beginning AUV	Ending AUV	# Units
ProFund VP Oil & Gas	2012	$0.876529	$0.882846	0
Subaccount Inception Date September 6, 2007	2011	$0.875668	$0.876529	0
	2010	$0.759572	$0.875668	0
	2009	$0.671793	$0.759572	0
	2008	$1.088496	$0.671793	0
	2007	$1.000000	$1.088496	0
ProFund VP NASDAQ-100	2012	$1.019881	$1.160352	0
Subaccount Inception Date June 21, 2007	2011	$1.026815	$1.019881	0
	2010	$0.887035	$1.026815	0
	2009	$0.596082	$0.887035	0
	2008	$1.058754	$0.596082	0
	2007	$1.000000	$1.058754	0
ProFund VP Pharmaceuticals	2012	$1.005543	$1.100952	0
Subaccount Inception Date September 6, 2007	2011	$0.884437	$1.005543	0
	2010	$0.899171	$0.884437	0
	2009	$0.785740	$0.899171	0
	2008	$0.997231	$0.785740	0
	2007	$1.000000	$0.997231	0
ProFund VP Precious Metals	2012	$1.085918	$0.908322	0
Subaccount Inception Date September 6, 2007	2011	$1.373066	$1.085918	0
	2010	$1.055125	$1.373066	0
	2009	$0.796458	$1.055125	0
	2008	$1.175140	$0.796458	0
	2007	$1.000000	$1.175140	0
ProFund VP Short Emerging Markets	2012	$0.462286	$0.393474	0
Subaccount Inception Date September 6, 2007	2011	$0.426711	$0.462286	0
	2010	$0.534313	$0.426711	0
	2009	$1.064291	$0.534313	0
	2008	$0.822242	$1.064291	0
	2007	$1.000000	$0.822242	0
ProFund VP Short International	2012	$0.753851	$0.589164	0
Subaccount Inception Date September 6, 2007	011	$0.756382	$0.753851	0
	2010	$0.905776	$0.756382	0
	2009	$1.327147	$0.905776	0
	2008	$0.980805	$1.327147	0
	2007	$1.000000	$0.980805	0
ProFund VP Short NASDAQ-100	2012	$0.553120	$0.439645	0
Subaccount Inception Date September 6, 2007	2011	$0.631102	$0.553120	0
	2010	$0.817971	$0.631102	0
	2009	$1.408137	$0.817971	0
	2008	$0.970869	$1.408137	0
	2007	$1.000000	$0.970869	0
ProFund VP Short Small-Cap	2012	$0.537044	$0.425997	0
Subaccount Inception Date June 21, 2007	2011	$0.603410	$0.537044	0
	2010	$0.867489	$0.603410	0
	2009	$1.310365	$0.867489	0
	2008	$1.078809	$1.310365	0
	2007	$1.000000	$1.078809	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.15%
		Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap	2012	$0.794826	$0.892755	0
Subaccount Inception Date June 21, 2007	2011	$0.860555	$0.794826	0
	2010	$0.704425	$0.860555	0
	2009	$0.570771	$0.704425	0
	2008	$0.902669	$0.570771	0
	2007	$1.000000	$0.902669	0
ProFund VP Small-Cap Value	2012	$0.820218	$0.932593	0
Subaccount Inception Date September 6, 2007	2011	$0.873672	$0.820218	0
	2010	$0.730891	$0.873672	0
	2009	$0.620102	$0.730891	0
	2008	$0.913929	$0.620102	0
	2007	$1.000000	$0.913929	0
ProFund VP Telecommunications	2012	$0.725007	$0.826900	0
Subaccount Inception Date September 6, 2007	2011	$0.726988	$0.725007	0
	2010	$0.641912	$0.726988	0
	2009	$0.610986	$0.641912	0
	2008	$0.951773	$0.610986	0
	2007	$1.000000	$0.951773	0
ProFund VP UltraSmall-Cap	2012	$0.463844	$0.588046	0
Subaccount Inception Date September 6, 2007	2011	$0.583749	$0.463844	0
	2010	$0.401692	$0.583749	0
	2009	$0.292726	$0.401692	0
	2008	$0.884450	$0.292726	0
	2007	$1.000000	$0.884450	0
ProFund VP U.S. Government Plus	2012	$1.580941	$1.562575	0
Subaccount Inception Date September 6, 2007	2011	$1.125166	$1.580941	0
	2010	$1.043758	$1.125166	0
	2009	$1.582372	$1.043758	0
	2008	$1.079358	$1.582372	0
	2007	$1.000000	$1.079358	0
ProFund VP Utilities	2012	$0.940586	$0.921987	0
Subaccount Inception Date September 6, 2007	2011	$0.817614	$0.940586	0
	2010	$0.788283	$0.817614	0
	2009	$0.727172	$0.788283	0
	2008	$1.071923	$0.727172	0
	2007	$1.000000	$1.071923	0
Access VP High Yield FundSM	2012	$1.258849	$1.406273	0
Subaccount Inception Date September 6, 2007	2011	$1.251501	$1.258849	0
	2010	$1.098521	$1.251501	0
	2009	$0.959798	$1.098521	0
	2008	$1.028245	$0.959798	0
	2007	$1.000000	$1.028245	0
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.015345	0
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.004616	0
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$0.999685	0
TA Market Participation Strategy - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.987937	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.05%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.209043	$1.269876	0
Subaccount Inception Date January 12, 2004	2011	$1.205351	$1.209043	0
	2010	$1.131540	$1.205351	0
	2009	$0.924489	$1.131540	0
	2008	$1.200429	$0.924489	54,326
	2007	$1.154214	$1.200429	112,801
	2006	$1.079149	$1.154214	121,477
	2005	$1.048678	$1.079149	147,027
	2004	$1.000000	$1.048678	71,030
TA Asset Allocation - Growth - Service Class	2012	$1.106300	$1.218268	0
Subaccount Inception Date January 12, 2004	2011	$1.197122	$1.106300	0
	2010	$1.065562	$1.197122	0
	2009	$0.839419	$1.065562	0
	2008	$1.422063	$0.839419	0
	2007	$1.349685	$1.422063	0
	2006	$1.194739	$1.349685	0
	2005	$1.089276	$1.194739	0
	2004	$1.000000	$1.089276	0
TA Asset Allocation - Moderate - Service Class	2012	$1.221615	$1.305998	0
Subaccount Inception Date January 12, 2004	2011	$1.242969	$1.221615	0
	2010	$1.151689	$1.242969	0
	2009	$0.931312	$1.151689	0
	2008	$1.287820	$0.931312	0
	2007	$1.220004	$1.287820	5,327
	2006	$1.119423	$1.220004	25,862
	2005	$1.066293	$1.119423	24,824
	2004	$1.000000	$1.066293	8,737
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.187651	$1.284382	0
Subaccount Inception Date January 12, 2004	2011	$1.240171	$1.187651	0
	2010	$1.125926	$1.240171	0
	2009	$0.898567	$1.125926	0
	2008	$1.367178	$0.898567	0
	2007	$1.297300	$1.367178	0
	2006	$1.165965	$1.297300	0
	2005	$1.084524	$1.165965	0
	2004	$1.000000	$1.084524	0
TA International Moderate Growth - Service Class	2012	$0.845113	$0.931412	0
Subaccount Inception Date May 1, 2006	2011	$0.932693	$0.845113	0
	2010	$0.863371	$0.932693	0
	2009	$0.681270	$0.863371	0
	2008	$1.091801	$0.681270	0
	2007	$1.027079	$1.091801	0
	2006	$1.000000	$1.027079	0
TA Barrow Hanley Dividend Focused - Service Class(3)	2012	$1.178959	$1.287646	0
Subaccount Inception Date January 12, 2004	2011	$1.174226	$1.178959	0
	2010	$1.087864	$1.174226	0
	2009	$0.976283	$1.087864	2,718
	2008	$1.511143	$0.976283	1,893
	2007	$1.478017	$1.511143	1,168
	2006	$1.293290	$1.478017	513
	2005	$1.140335	$1.293290	0
	2004	$1.000000	$1.140335	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.05%
		Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class	2012	$1.407820	$1.723955	0
Subaccount Inception Date January 12, 2004	2011	$1.528478	$1.407820	0
	2010	$1.352815	$1.528478	126
	2009	$1.037975	$1.352815	126
	2008	$1.842244	$1.037975	187
	2007	$2.019738	$1.842244	685
	2006	$1.452288	$2.019738	693
	2005	$1.309380	$1.452288	0
	2004	$1.000000	$1.309380	0
TA JPMorgan Tactical Allocation - Service Class	2012	$0.987752	$1.040093	0
Subaccount Inception Date January 12, 2004	2011	$0.974380	$0.987752	0
	2010	$0.998525	$0.974380	0
	2009	$0.980341	$0.998525	0
	2008	$1.049280	$0.980341	1,925
	2007	$1.078434	$1.049280	11,955
	2006	$1.073936	$1.078434	12,627
	2005	$1.046457	$1.073936	10,579
	2004	$1.000000	$1.046457	0
TA Janus Balanced - Service Class	2012	$0.869964	$0.958953	0
Subaccount Inception Date November 19, 2009	2011	$0.995378	$0.869964	0
	2010	$0.985214	$0.995378	0
	2009	$0.986560	$0.985214	0
TA PIMCO Tactical - Balanced - Service Class(4)	2012	$0.913367	$0.903720	0
Subaccount Inception Date November 19, 2009	2011	$0.964928	$0.913367	0
	2010	$1.020020	$0.964928	0
	2009	$0.998147	$1.020020	0
TA PIMCO Tactical - Conservative - Service Class(5)	2012	$0.888751	$0.884088	0
Subaccount Inception Date November 19, 2009	2011	$0.980047	$0.888751	0
	2010	$1.021771	$0.980047	0
	2009	$0.997254	$1.021771	0
TA PIMCO Tactical - Growth - Service Class(6)	2012	$0.860159	$0.848611	0
Subaccount Inception Date November 19, 2009	2011	$0.993124	$0.860159	0
	2010	$1.020687	$0.993124	0
	2009	$0.996386	$1.020687	0
TA Hanlon Income - Service Class	2012	$0.992558	$1.006240	0
Subaccount Inception Date November 19, 2009	2011	$0.984041	$0.992558	0
	2010	$1.003042	$0.984041	0
	2009	$0.999944	$1.003042	0
TA Jennison Growth - Service Class	2012	$1.017306	$1.150374	0
Subaccount Inception Date April 29, 2010	2011	$1.046192	$1.017306	0
	2010	$1.000000	$1.046192	2,459
TA JPMorgan Core Bond - Service Class	2012	$1.321166	$1.356035	0
Subaccount Inception Date January 12, 2004	2011	$1.257147	$1.321166	0
	2010	$1.187949	$1.257147	0
	2009	$1.108317	$1.187949	0
	2008	$1.074666	$1.108317	0
	2007	$1.028770	$1.074666	5,320
	2006	$1.013025	$1.028770	5,903
	2005	$1.012796	$1.013025	6,027
	2004	$1.000000	$1.012796	27,931

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.05%
		Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class	2012	$1.070596	$1.217807	0
Subaccount Inception Date January 12, 2004	2011	$1.087343	$1.070596	0
	2010	$0.966115	$1.087343	1,208
	2009	$0.762415	$0.966115	1,211
	2008	$1.245403	$0.762415	1,791
	2007	$1.218647	$1.245403	1,522
	2006	$1.081699	$1.218647	0
	2005	$1.069610	$1.081699	0
	2004	$1.000000	$1.069610	0
TA Morgan Stanley Capital Growth - Service Class	2012	$1.064594	$1.201692	0
Subaccount Inception Date January 12, 2004	2011	$1.155579	$1.064594	0
	2010	$0.927916	$1.155579	0
	2009	$0.742314	$0.927916	0
	2008	$1.193815	$0.742314	0
	2007	$1.209182	$1.193815	0
	2006	$1.043099	$1.209182	0
	2005	$1.025396	$1.043099	0
	2004	$1.000000	$1.025396	0
TA AEGON High Yield Bond - Service Class	2012	$1.343588	$1.541578	0
Subaccount Inception Date January 12, 2004	2011	$1.311560	$1.343588	0
	2010	$1.193235	$1.311560	0
	2009	$0.829163	$1.193235	0
	2008	$1.135311	$0.829163	0
	2007	$1.139030	$1.135311	7,385
	2006	$1.050770	$1.139030	13,943
	2005	$1.056377	$1.050770	14,120
	2004	$1.000000	$1.056377	2,120
TA MFS International Equity - Service Class	2012	$0.779618	$0.930970	0
Subaccount Inception Date May 1, 2007	2011	$0.886119	$0.779618	0
	2010	$0.819790	$0.886119	3,049
	2009	$0.632646	$0.819790	3,056
	2008	$1.001680	$0.632646	4,520
	2007	$1.000000	$1.001680	3,860
TA PIMCO Total Return - Service Class	2012	$1.286932	$1.353286	0
Subaccount Inception Date January 12, 2004	2011	$1.239507	$1.286932	0
	2010	$1.182878	$1.239507	2,036
	2009	$1.042864	$1.182878	2,040
	2008	$1.098060	$1.042864	3,018
	2007	$1.030016	$1.098060	1,827
	2006	$1.011643	$1.030016	0
	2005	$1.011757	$1.011643	0
	2004	$1.000000	$1.011757	0
TA T. Rowe Price Small Cap - Service Class	2012	$1.347307	$1.523563	0
Subaccount Inception Date January 12, 2004	2011	$1.354376	$1.347307	0
	2010	$1.030967	$1.354376	1,240
	2009	$0.760570	$1.030967	1,242
	2008	$1.220582	$0.760570	1,838
	2007	$1.140025	$1.220582	1,558
	2006	$1.125749	$1.140025	0
	2005	$1.040562	$1.125749	0
	2004	$1.000000	$1.040562	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.05%
		Beginning AUV	Ending AUV	# Units
TA Third Avenue Value - Service Class(7)	2012	$1.094783	$1.292975	0
Subaccount Inception Date January 12, 2004	2011	$1.306575	$1.094783	0
	2010	$1.157743	$1.306575	973
	2009	$0.878293	$1.157743	3,668
	2008	$1.526673	$0.878293	4,996
	2007	$1.543579	$1.526673	11,993
	2006	$1.360393	$1.543579	21,487
	2005	$1.171772	$1.360393	19,876
	2004	$1.000000	$1.171772	5,211
TA Efficient Markets - Service Class(8)	2012	$1.262959	$1.388511	0
Subaccount Inception Date November 10, 2008	2011	$1.317672	$1.262959	0
	2010	$1.196572	$1.317672	0
	2009	$1.036056	$1.196572	0
	2008	$1.000000	$1.036056	0
TA Multi-Managed Balanced - Service Class	2012	$1.349208	$1.485846	0
Subaccount Inception Date January 12, 2004	2011	$1.327020	$1.349208	0
	2010	$1.093131	$1.327020	0
	2009	$0.885782	$1.093131	0
	2008	$1.340760	$0.885782	1,944
	2007	$1.206946	$1.340760	9,134
	2006	$1.132620	$1.206946	9,894
	2005	$1.072252	$1.132620	10,342
	2004	$1.000000	$1.072252	0
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.151426	$1.193567	0
Subaccount Inception Date January 12, 2004	2011	$1.155729	$1.151426	0
	2010	$1.080539	$1.155729	0
	2009	$0.840699	$1.080539	0
	2008	$1.361894	$0.840699	0
	2007	$1.175062	$1.361894	0
	2006	$1.083661	$1.175062	0
	2005	$1.067988	$1.083661	0
	2004	$1.000000	$1.067988	0
TA WMC Diversified Growth - Service Class	2012	$1.117585	$1.235868	0
Subaccount Inception Date January 12, 2004	2011	$1.187100	$1.117585	0
	2010	$1.031162	$1.187100	268
	2009	$0.816389	$1.031162	269
	2008	$1.547984	$0.816389	292
	2007	$1.361456	$1.547984	6,715
	2006	$1.281830	$1.361456	19,283
	2005	$1.124911	$1.281830	19,702
	2004	$1.000000	$1.124911	5,404
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.004924	$1.051397	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$1.004924	0
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.988192	$1.074298	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$0.988192	0
TA AEGON Money Market - Service Class	2012	$0.983628	$0.963809	0
Subaccount Inception Date January 12, 2004	2011	$1.003692	$0.983628	0
	2010	$1.024222	$1.003692	0
	2009	$1.045089	$1.024222	10,150
	2008	$1.043986	$1.045089	10,179
	2007	$1.017024	$1.043986	4,080
	2006	$0.993403	$1.017024	0
	2005	$0.987757	$0.993403	426
	2004	$1.000000	$0.987757	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.05%
		Beginning AUV	Ending AUV	# Units
TA Systematic Small Mid Cap Value - Service Class(7)	2012	$1.715815	$1.950865	0
Subaccount Inception Date May 1, 2004	2011	$1.802444	$1.715815	0
	2010	$1.414341	$1.802444	0
	2009	$1.010034	$1.414341	0
	2008	$1.748688	$1.010034	0
	2007	$1.434761	$1.748688	0
	2006	$1.242702	$1.434761	0
	2005	$1.119635	$1.242702	0
	2004	$1.000000	$1.119635	0
TA AEGON U.S. Government Securities - Service Class	2012	$1.206498	$1.239638	0
Subaccount Inception Date January 12, 2004	2011	$1.147556	$1.206498	0
	2010	$1.123622	$1.147556	0
	2009	$1.100461	$1.123622	0
	2008	$1.045558	$1.100461	0
	2007	$1.008786	$1.045558	0
	2006	$0.998859	$1.008786	0
	2005	$0.999483	$0.998859	0
	2004	$1.000000	$0.999483	0
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.081544	$1.129832	0
Subaccount Inception Date November 19, 2009	2011	$1.069707	$1.081544	0
	2010	$0.997612	$1.069707	0
	2009	$0.999944	$0.997612	0
TA Vanguard ETF - Balanced - Service Class(10)	2012	$1.003566	$1.065864	0
Subaccount Inception Date May 1, 2008	2011	$1.009293	$1.003566	0
	2010	$0.930482	$1.009293	0
	2009	$0.814860	$0.930482	0
	2008	$1.000000	$0.814860	0
TA Vanguard ETF - Growth - Service Class(8)(11)	2012	$0.931286	$1.017919	0
Subaccount Inception Date May 1, 2008	2011	$0.961242	$0.931286	0
	2010	$0.868056	$0.961242	0
	2009	$0.719152	$0.868056	0
	2008	$1.000000	$0.719152	0
TA Vanguard ETF - Aggressive Growth - Service Class(12)	2012	$1.080415	$1.233988	0
Subaccount Inception Date November 19, 2009	2011	$1.147503	$1.080415	0
	2010	$1.023555	$1.147503	0
	2009	$0.999944	$1.023555	0
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.355848	$1.445045	0
Subaccount Inception Date January 12, 2004	2011	$1.486420	$1.355848	0
	2010	$1.135553	$1.486420	1227
	2009	$0.723723	$1.135553	1,230
	2008	$1.379060	$0.723723	1,779
	2007	$1.151419	$1.379060	3,557
	2006	$1.072137	$1.151419	2,393
	2005	$1.019505	$1.072137	0
	2004	$1.000000	$1.019505	0
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1)	2012	$1.260087	$1.397035	0
Subaccount Inception Date November 10, 2008	2011	$1.328998	$1.260087	0
	2010	$1.232022	$1.328998	0
	2009	$1.012228	$1.232022	0
	2008	$1.000000	$1.012228	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.05%
		Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Index 500 Portfolio – Service Class 2	2012	$1.089034	$1.233853	0
Subaccount Inception Date January 12, 2004	2011	$1.091833	$1.089034	0
	2010	$0.971156	$1.091833	0
	2009	$0.784686	$0.971156	0
	2008	$1.274399	$0.784686	0
	2007	$1.236598	$1.274399	2,314
	2006	$1.093117	$1.236598	2,255
	2005	$1.066866	$1.093117	0
	2004	$1.000000	$1.066866	0
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.307037	$1.472757	0
Subaccount Inception Date November 10, 2008	2011	$1.358449	$1.307037	0
	2010	$1.259368	$1.358449	0
	2009	$0.989565	$1.259368	0
	2008	$1.000000	$0.989565	0
ProFund VP Asia 30	2012	$0.678210	$0.767365	0
Subaccount Inception Date September 6, 2007	2011	$0.948034	$0.678210	0
	2010	$0.849336	$0.948034	0
	2009	$0.562093	$0.849336	0
	2008	$1.166547	$0.562093	0
	2007	$1.000000	$1.166547	0
ProFund VP Basic Materials	2012	$0.877837	$0.933103	0
Subaccount Inception Date September 6, 2007	2011	$1.068371	$0.877837	0
	2010	$0.840623	$1.068371	0
	2009	$0.528323	$0.840623	0
	2008	$1.110045	$0.528323	0
	2007	$1.000000	$1.110045	0
ProFund VP Bull	2012	$0.767599	$0.856555	0
Subaccount Inception Date June 21, 2007	2011	$0.783298	$0.767599	0
	2010	$0.710038	$0.783298	0
	2009	$0.582730	$0.710038	0
	2008	$0.954143	$0.582730	0
	2007	$1.000000	$0.954143	0
ProFund VP Consumer Services	2012	$0.968142	$1.158238	0
Subaccount Inception Date September 6, 2007	2011	$0.936465	$0.968142	0
	2010	$0.787258	$0.936465	0
	2009	$0.614198	$0.787258	0
	2008	$0.913537	$0.614198	0
	2007	$1.000000	$0.913537	0
ProFund VP Emerging Markets	2012	$0.753977	$0.787290	0
Subaccount Inception Date September 6, 2007	2011	$0.958226	$0.753977	0
	2010	$0.890829	$0.958226	0
	2009	$0.559922	$0.890829	0
	2008	$1.145059	$0.559922	0
	2007	$1.000000	$1.145059	0
ProFund VP Europe 30	2012	$0.656048	$0.749488	0
Subaccount Inception Date September 6, 2007	2011	$0.734773	$0.656048	0
	2010	$0.730594	$0.734773	0
	2009	$0.563570	$0.730594	0
	2008	$1.027196	$0.563570	0
	2007	$1.000000	$1.027196	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.05%
		Beginning AUV	Ending AUV	# Units
ProFund VP Falling US Dollar	2012	$0.904282	$0.879193	0
Subaccount Inception Date September 6, 2007	2011	$0.948612	$0.904282	0
	2010	$0.993768	$0.948612	0
	2009	$0.981596	$0.993768	0
	2008	$1.055784	$0.981596	0
	2007	$1.000000	$1.055784	0
ProFund VP Financials	2012	$0.432249	$0.528270	0
Subaccount Inception Date September 6, 2007	2011	$0.511906	$0.432249	0
	2010	$0.470920	$0.511906	0
	2009	$0.417866	$0.470920	0
	2008	$0.862340	$0.417866	0
	2007	$1.000000	$0.862340	0
ProFund VP International	2012	$0.594892	$0.675758	0
Subaccount Inception Date September 6, 2007	2011	$0.708696	$0.594892	0
	2010	$0.670861	$0.708696	55
	2009	$0.549246	$0.670861	56
	2008	$1.008237	$0.549246	545
	2007	$1.000000	$1.008237	903
ProFund VP Japan	2012	$0.417263	$0.502659	0
Subaccount Inception Date September 6, 2007	2011	$0.522717	$0.417263	0
	2010	$0.570723	$0.522717	0
	2009	$0.527891	$0.570723	0
	2008	$0.910752	$0.527891	0
	2007	$1.000000	$0.910752	0
ProFund VP Mid-Cap	2012	$0.873594	$0.988973	0
Subaccount Inception Date September 6, 2007	2011	$0.930398	$0.873594	0
	2010	$0.765394	$0.930398	0
	2009	$0.587839	$0.765394	0
	2008	$0.973460	$0.587839	0
	2007	$1.000000	$0.973460	0
ProFund VP Money Market	2012	$0.937806	$0.919047	0
Subaccount Inception Date June 21, 2007	2011	$0.956793	$0.937806	0
	2010	$0.976214	$0.956793	0
	2009	$0.995902	$0.976214	0
	2008	$1.007910	$0.995902	0
	2007	$1.000000	$1.007910	0
ProFund VP Oil & Gas	2012	$0.880264	$0.887478	0
Subaccount Inception Date September 6, 2007	2011	$0.878539	$0.880264	0
	2010	$0.761314	$0.878539	0
	2009	$0.672670	$0.761314	0
	2008	$1.088837	$0.672670	0
	2007	$1.000000	$1.088837	0
ProFund VP NASDAQ-100	2012	$1.024392	$1.166634	0
Subaccount Inception Date June 21, 2007	2011	$1.030362	$1.024392	0
	2010	$0.889228	$1.030362	0
	2009	$0.596977	$0.889228	0
	2008	$1.059304	$0.596977	0
	2007	$1.000000	$1.059304	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.05%
		Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals	2012	$1.009806	$1.106707	0
Subaccount Inception Date September 6, 2007	2011	$0.887315	$1.009806	0
	2010	$0.901216	$0.887315	36
	2009	$0.786757	$0.901216	36
	2008	$0.997549	$0.786757	79
	2007	$1.000000	$0.997549	0
ProFund VP Precious Metals	2012	$1.090543	$0.913080	0
Subaccount Inception Date September 6, 2007	2011	$1.377554	$1.090543	0
	2010	$1.057536	$1.377554	0
	2009	$0.797500	$1.057536	0
	2008	$1.175514	$0.797500	0
	2007	$1.000000	$1.175514	0
ProFund VP Short Emerging Markets	2012	$0.464248	$0.395535	0
Subaccount Inception Date September 6, 2007	2011	$0.428102	$0.464248	0
	2010	$0.535530	$0.428102	0
	2009	$1.065671	$0.535530	0
	2008	$0.822499	$1.065671	0
	2007	$1.000000	$0.822499	0
ProFund VP Short International	2012	$0.757070	$0.592259	0
Subaccount Inception Date September 6, 2007	2011	$0.758861	$0.757070	0
	2010	$0.907848	$0.758861	0
	2009	$1.328881	$0.907848	0
	2008	$0.981118	$1.328881	0
	2007	$1.000000	$0.981118	0
ProFund VP Short NASDAQ-100	2012	$0.555457	$0.441942	0
Subaccount Inception Date September 6, 2007	2011	$0.633151	$0.555457	0
	2010	$0.819830	$0.633151	0
	2009	$1.409954	$0.819830	0
	2008	$0.971166	$1.409954	0
	2007	$1.000000	$0.971166	0
ProFund VP Short Small-Cap	2012	$0.539432	$0.428309	0
Subaccount Inception Date June 21, 2007	2011	$0.605498	$0.539432	0
	2010	$0.869638	$0.605498	0
	2009	$1.312317	$0.869638	0
	2008	$1.079364	$1.312317	0
	2007	$1.000000	$1.079364	0
ProFund VP Small-Cap	2012	$0.798362	$0.897622	0
Subaccount Inception Date June 21, 2007	2011	$0.863538	$0.798362	0
	2010	$0.706177	$0.863538	666
	2009	$0.571629	$0.706177	668
	2008	$0.903138	$0.571629	987
	2007	$1.000000	$0.903138	989
ProFund VP Small-Cap Value	2012	$0.823730	$0.937494	0
Subaccount Inception Date September 6, 2007	2011	$0.876543	$0.823730	0
	2010	$0.732579	$0.876543	132
	2009	$0.620920	$0.732579	132
	2008	$0.914224	$0.620920	146
	2007	$1.000000	$0.914224	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.05%
		Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications	2012	$0.728081	$0.831226	0
Subaccount Inception Date September 6, 2007	2011	$0.729355	$0.728081	0
	2010	$0.643376	$0.729355	0
	2009	$0.611777	$0.643376	0
	2008	$0.952078	$0.611777	0
	2007	$1.000000	$0.952078	0
ProFund VP UltraSmall-Cap	2012	$0.465799	$0.591108	0
Subaccount Inception Date September 6, 2007	2011	$0.585642	$0.465799	0
	2010	$0.402615	$0.585642	0
	2009	$0.293108	$0.402615	0
	2008	$0.884735	$0.293108	0
	2007	$1.000000	$0.884735	0
ProFund VP U.S. Government Plus	2012	$1.587604	$1.570704	0
Subaccount Inception Date September 6, 2007	2011	$1.128814	$1.587604	0
	2010	$1.046129	$1.128814	445
	2009	$1.584413	$1.046129	445
	2008	$1.079696	$1.584413	318
	2007	$1.000000	$1.079696	0
ProFund VP Utilities	2012	$0.944617	$0.926852	0
Subaccount Inception Date September 6, 2007	2011	$0.820310	$0.944617	0
	2010	$0.790105	$0.820310	39
	2009	$0.728126	$0.790105	39
	2008	$1.072266	$0.728126	76
	2007	$1.000000	$1.072266	0
Access VP High Yield FundSM	2012	$1.264159	$1.413591	0
Subaccount Inception Date September 6, 2007	2011	$1.255559	$1.264159	0
	2010	$1.101002	$1.255559	0
	2009	$0.961035	$1.101002	0
	2008	$1.028571	$0.961035	0
	2007	$1.000000	$1.028571	0
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.016011	0
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.005271	0
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.000348	0
TA Market Participation Strategy - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.988214	0

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.213728	$1.275420	0
Subaccount Inception Date January 12, 2004	2011	$1.209436	$1.213728	11,278
	2010	$1.134820	$1.209436	110,009
	2009	$0.926717	$1.134820	117,506
	2008	$1.202743	$0.926717	445,570
	2007	$1.155877	$1.202743	1,437,096
	2006	$1.080171	$1.155877	713,187
	2005	$1.049174	$1.080171	726,584
	2004	$1.000000	$1.049174	647,802

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class	2012	$1.110635	$1.223651	0
Subaccount Inception Date January 12, 2004	2011	$1.201222	$1.110635	0
	2010	$1.068687	$1.201222	727
	2009	$0.841469	$1.068687	8,273
	2008	$1.424830	$0.841469	37,857
	2007	$1.351644	$1.424830	267,531
	2006	$1.195887	$1.351644	252,328
	2005	$1.089791	$1.195887	619,199
	2004	$1.000000	$1.089791	536,798
TA Asset Allocation - Moderate - Service Class	2012	$1.226391	$1.311755	4,903
Subaccount Inception Date January 12, 2004	2011	$1.247222	$1.226391	125,027
	2010	$1.155069	$1.247222	148,972
	2009	$0.933589	$1.155069	330,433
	2008	$1.290333	$0.933589	516,228
	2007	$1.221786	$1.290333	1,075,960
	2006	$1.120515	$1.221786	1,675,265
	2005	$1.066800	$1.120515	1,024,971
	2004	$1.000000	$1.066800	183,584
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.192278	$1.290018	9,899
Subaccount Inception Date January 12, 2004	2011	$1.244410	$1.192278	224,482
	2010	$1.129221	$1.244410	244,975
	2009	$0.900761	$1.129221	532,340
	2008	$1.369841	$0.900761	522,014
	2007	$1.299188	$1.369841	551,331
	2006	$1.167086	$1.299188	491,269
	2005	$1.085037	$1.167086	381,743
	2004	$1.000000	$1.085037	298,129
TA International Moderate Growth - Service Class	2012	$0.847472	$0.934481	743
Subaccount Inception Date May 1, 2006	2011	$0.934834	$0.847472	314,079
	2010	$0.864938	$0.934834	411,954
	2009	$0.682168	$0.864938	439,087
	2008	$1.092699	$0.682168	385,323
	2007	$1.027415	$1.092699	18,081
	2006	$1.000000	$1.027415	1,182
TA Barrow Hanley Dividend Focused - Service Class(3)	2012	$1.183594	$1.293346	0
Subaccount Inception Date January 12, 2004	2011	$1.178259	$1.183594	0
	2010	$1.091064	$1.178259	0
	2009	$0.978674	$1.091064	4,970
	2008	$1.514094	$0.978674	8,963
	2007	$1.480176	$1.514094	97,508
	2006	$1.294543	$1.480176	73,413
	2005	$1.140878	$1.294543	63,836
	2004	$1.000000	$1.140878	30,731
TA Clarion Global Real Estate Securities - Service Class	2012	$1.413344	$1.731568	0
Subaccount Inception Date January 12, 2004	2011	$1.533726	$1.413344	0
	2010	$1.356798	$1.533726	0
	2009	$1.040513	$1.356798	5,376
	2008	$1.845857	$1.040513	8,475
	2007	$2.022707	$1.845857	234,562
	2006	$1.453710	$2.022707	146,951
	2005	$1.310008	$1.453710	135,130
	2004	$1.000000	$1.310008	183,330

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class	2012	$0.991648	$1.044709	0
Subaccount Inception Date January 12, 2004	2011	$0.977747	$0.991648	0
	2010	$1.001484	$0.977747	0
	2009	$0.982755	$1.001484	0
	2008	$1.051345	$0.982755	21,839
	2007	$1.080015	$1.051345	221,108
	2006	$1.074992	$1.080015	230,203
	2005	$1.046966	$1.074992	252,344
	2004	$1.000000	$1.046966	194,139
TA Janus Balanced - Service Class	2012	$0.870855	$0.960410	0
Subaccount Inception Date November 19, 2009	2011	$0.995916	$0.870855	0
	2010	$0.985270	$0.995916	0
	2009	$0.986561	$0.985270	0
TA PIMCO Tactical - Balanced - Service Class(4)	2012	$0.914306	$0.905090	0
Subaccount Inception Date November 19, 2009	2011	$0.965451	$0.914306	0
	2010	$1.020080	$0.965451	0
	2009	$0.998149	$1.020080	0
TA PIMCO Tactical - Conservative - Service Class(5)	2012	$0.889689	$0.885453	0
Subaccount Inception Date November 19, 2009	2011	$0.980601	$0.889689	0
	2010	$1.021832	$0.980601	0
	2009	$0.997255	$1.021832	0
TA PIMCO Tactical - Growth - Service Class(6)	2012	$0.861075	$0.849935	0
Subaccount Inception Date November 19, 2009	2011	$0.993687	$0.861075	0
	2010	$1.020750	$0.993687	0
	2009	$0.996387	$1.020750	0
TA Hanlon Income - Service Class	2012	$0.993605	$1.007808	0
Subaccount Inception Date November 19, 2009	2011	$0.984590	$0.993605	0
	2010	$1.003102	$0.984590	0
	2009	$0.999946	$1.003102	0
TA Jennison Growth - Service Class	2012	$1.018144	$1.151887	0
Subaccount Inception Date April 29, 2010	2011	$1.046533	$1.018144	0
	2010	$1.000000	$1.046533	8,790
TA JPMorgan Core Bond - Service Class	2012	$1.326351	$1.362028	0
Subaccount Inception Date January 12, 2004	2011	$1.261466	$1.326351	0
	2010	$1.191444	$1.261466	0
	2009	$1.111024	$1.191444	154
	2008	$1.076747	$1.111024	3,599
	2007	$1.030261	$1.076747	284,813
	2006	$1.013996	$1.030261	263,905
	2005	$1.013271	$1.013996	261,572
	2004	$1.000000	$1.013271	57,759
TA JPMorgan Enhanced Index - Service Class	2012	$1.074798	$1.223200	0
Subaccount Inception Date January 12, 2004	2011	$1.091080	$1.074798	0
	2010	$0.968964	$1.091080	0
	2009	$0.764289	$0.968964	0
	2008	$1.247845	$0.764289	0
	2007	$1.220435	$1.247845	3,027
	2006	$1.082754	$1.220435	3,198
	2005	$1.070117	$1.082754	3,267
	2004	$1.000000	$1.070117	3,376

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class	2012	$1.068742	$1.206967	0
Subaccount Inception Date January 12, 2004	2011	$1.159505	$1.068742	0
	2010	$0.930625	$1.159505	0
	2009	$0.744124	$0.930625	1,344
	2008	$1.196145	$0.744124	1,366
	2007	$1.210945	$1.196145	47,500
	2006	$1.044106	$1.210945	49,835
	2005	$1.025892	$1.044106	66,445
	2004	$1.000000	$1.025892	70,034
TA AEGON High Yield Bond - Service Class	2012	$1.348871	$1.548405	0
Subaccount Inception Date January 12, 2004	2011	$1.316065	$1.348871	0
	2010	$1.196746	$1.316065	0
	2009	$0.831193	$1.196746	0
	2008	$1.137541	$0.831193	0
	2007	$1.140706	$1.137541	16,550
	2006	$1.051782	$1.140706	31,943
	2005	$1.056876	$1.051782	18,236
	2004	$1.000000	$1.056876	9,551
TA MFS International Equity - Service Class	2012	$0.781392	$0.933543	0
Subaccount Inception Date May 1, 2007	2011	$0.887705	$0.781392	0
	2010	$0.820859	$0.887705	0
	2009	$0.633163	$0.820859	5,359
	2008	$1.002003	$0.633163	13,640
	2007	$1.000000	$1.002003	12,507
TA PIMCO Total Return - Service Class	2012	$1.291983	$1.359264	0
Subaccount Inception Date January 12, 2004	2011	$1.243777	$1.291983	0
	2010	$1.186374	$1.243777	0
	2009	$1.045426	$1.186374	0
	2008	$1.100215	$1.045426	0
	2007	$1.031527	$1.100215	47,813
	2006	$1.012627	$1.031527	47,531
	2005	$1.012252	$1.012627	44,500
	2004	$1.000000	$1.012252	14,655
TA T. Rowe Price Small Cap - Service Class	2012	$1.352654	1.530359	4,547
Subaccount Inception Date January 12, 2004	2011	$1.359087	$1.352654	4,572
	2010	$1.034039	$1.359087	0
	2009	$0.762460	$1.034039	0
	2008	$1.222999	$0.762460	0
	2007	$1.141716	$1.222999	10,455
	2006	$1.126855	$1.141716	10,854
	2005	$1.041075	$1.126855	11,134
	2004	$1.000000	$1.041075	60,510
TA Third Avenue Value - Service Class(7)	2012	$1.099044	$1.298645	0
Subaccount Inception Date January 12, 2004	2011	$1.311006	$1.099044	0
	2010	$1.161112	$1.311006	6,471
	2009	$0.880422	$1.161112	57,252
	2008	$1.529616	$0.880422	29,528
	2007	$1.545794	$1.529616	224,479
	2006	$1.361680	$1.545794	219,795
	2005	$1.172313	$1.361680	199,632
	2004	$1.000000	$1.172313	179,408

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units
TA Efficient Markets - Service Class(8)	2012	$1.264908	$1.391323	0
Subaccount Inception Date November 10, 2008	2011	$1.319059	$1.264908	0
	2010	$1.197245	$1.319059	0
	2009	$1.036128	$1.197245	0
	2008	$1.000000	$1.036128	0
TA Multi-Managed Balanced - Service Class	2012	$1.354501	$1.492410	0
Subaccount Inception Date January 12, 2004	2011	$1.331575	$1.354501	0
	2010	$1.096341	$1.331575	0
	2009	$0.887955	$1.096341	0
	2008	$1.343376	$0.887955	0
	2007	$1.208705	$1.343376	22,822
	2006	$1.133718	$1.208705	23,022
	2005	$1.072767	$1.133718	0
	2004	$1.000000	$1.072767	0
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.155943	$1.198839	0
Subaccount Inception Date January 12, 2004	2011	$1.159699	$1.155943	0
	2010	$1.083710	$1.159699	0
	2009	$0.842744	$1.083710	0
	2008	$1.364516	$0.842744	0
	2007	$1.176750	$1.364516	0
	2006	$1.084688	$1.176750	0
	2005	$1.068486	$1.084688	0
	2004	$1.000000	$1.068486	29,726
TA WMC Diversified Growth - Service Class	2012	$1.121957	$1.241306	0
Subaccount Inception Date January 12, 2004	2011	$1.191149	$1.121957	0
	2010	$1.034171	$1.191149	0
	2009	$0.818366	$1.034171	8,718
	2008	$1.550975	$0.818366	38,933
	2007	$1.363416	$1.550975	362,500
	2006	$1.283054	$1.363416	454,122
	2005	$1.125436	$1.283054	300,968
	2004	$1.000000	$1.125436	115,965
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.004951	$1.051939	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$1.004951	0
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.988220	$1.074864	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$0.988220	0
TA AEGON Money Market - Service Class	2012	$0.987490	$0.968071	0
Subaccount Inception Date January 12, 2004	2011	$1.007132	$0.987490	0
	2010	$1.027232	$1.007132	0
	2009	$1.047645	$1.027232	158
	2008	$1.046024	$1.047645	119,387
	2007	$1.018510	$1.046024	42,709
	2006	$0.994370	$1.018510	18,419
	2005	$0.988233	$0.994370	23,736
	2004	$1.000000	$0.988233	14,013
TA Systematic Small Mid Cap Value - Service Class(7)	2012	$1.722258	$1.959151	0
Subaccount Inception Date May 1, 2004	2011	$1.808323	$1.722258	0
	2010	$1.418265	$1.808323	20,541
	2009	$1.012336	$1.418265	79,474
	2008	$1.751815	$1.012336	70,480
	2007	$1.436637	$1.751815	100,815
	2006	$1.243728	$1.436637	41,744
	2005	$1.120015	$1.243728	34,829
	2004	$1.000000	$1.120015	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities - Service Class	2012	$1.211227	$1.245116	0
Subaccount Inception Date January 12, 2004	2011	$1.151488	$1.211227	0
	2010	$1.126923	$1.151488	0
	2009	$1.103156	$1.126923	8,535
	2008	$1.047598	$1.103156	63,982
	2007	$1.010253	$1.047598	0
	2006	$0.999817	$1.010253	0
	2005	$0.999949	$0.999817	0
	2004	$1.000000	$0.999949	59,762
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.082666	$1.131562	0
Subaccount Inception Date November 19, 2009	2011	$1.070290	$1.082666	0
	2010	$0.997673	$1.070290	0
	2009	$0.999946	$0.997673	0
TA Vanguard ETF - Balanced - Service Class(10)	2012	$1.005354	$1.068293	0
Subaccount Inception Date May 1, 2008	2011	$1.010594	$1.005354	0
	2010	$0.931235	$1.010594	0
	2009	$0.815125	$0.931235	0
	2008	$1.000000	$0.815125	0
TA Vanguard ETF - Growth - Service Class(8)(11)	2012	$0.932973	$1.020265	0
Subaccount Inception Date May 1, 2008	2011	$0.962507	$0.932973	0
	2010	$0.868778	$0.962507	0
	2009	$0.719388	$0.868778	0
	2008	$1.000000	$0.719388	0
TA Vanguard ETF - Aggressive Growth - Service Class(12)	2012	$1.081538	$1.235883	0
Subaccount Inception Date November 19, 2009	2011	$1.148129	$1.081538	0
	2010	$1.023612	$1.148129	0
	2009	$0.999946	$1.023612	0
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.361160	$1.451419	4,027
Subaccount Inception Date January 12, 2004	2011	$1.491515	$1.361160	4,049
	2010	$1.138883	$1.491515	0
	2009	$0.725490	$1.138883	54,788
	2008	$1.381740	$0.725490	37,792
	2007	$1.153097	$1.381740	22,775
	2006	$1.073175	$1.153097	23,564
	2005	$1.019987	$1.073175	5,283
	2004	$1.000000	$1.019987	53,097
TA Morgan Stanley Growth Opportunities - Service Class	2012	$1.450028	$0.000001	0
Subaccount Inception Date January 12, 2004	2011	$1.629202	$1.450028	0
	2010	$1.228341	$1.629202	0
	2009	$0.917759	$1.228341	0
	2008	$1.588535	$0.917759	0
	2007	$1.320279	$1.588535	45,327
	2006	$1.283737	$1.320279	88,927
	2005	$1.129408	$1.283737	21,694
	2004	$1.000000	$1.129408	49,201
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.211227	$1.245116	0
Subaccount Inception Date January 12, 2004	2011	$1.151488	$1.211227	2,134
	2010	$1.126923	$1.151488	34,959
	2009	$1.103156	$1.126923	125,643
	2008	$1.047598	$1.103156	550,792
	2007	$1.010253	$1.047598	93,802
	2006	$0.999817	$1.010253	0
	2005	$0.999949	$0.999817	0
	2004	$1.000000	$0.999949	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1)	2012	$1.262014	$1.399856	0
Subaccount Inception Date November 10, 2008	2011	$1.330376	$1.262014	0
	2010	$1.232706	$1.330376	0
	2009	$1.012300	$1.232706	0
	2008	$1.000000	$1.012300	0
Fidelity ® VIP Index 500 Portfolio – Service Class 2	2012	$1.093275	$1.239253	0
Subaccount Inception Date January 12, 2004	2011	$1.095549	$1.093275	0
	2010	$0.973983	$1.095549	0
	2009	$0.786585	$0.973983	5,093
	2008	$1.276857	$0.786585	0
	2007	$1.238373	$1.276857	0
	2006	$1.094162	$1.238373	0
	2005	$1.067366	$1.094162	680
	2004	$1.000000	$1.067366	331
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	2012	$1.309051	$1.475758	0
Subaccount Inception Date November 10, 2008	2011	$1.359873	$1.309051	0
	2010	$1.260066	$1.359873	0
	2009	$0.989628	$1.260066	0
	2008	$1.000000	$0.989628	0
ProFund VP Asia 30	2012	$0.679647	$0.769368	0
Subaccount Inception Date September 6, 2007	2011	$0.949580	$0.679647	0
	2010	$0.850303	$0.949580	37,770
	2009	$0.562460	$0.850303	168,605
	2008	$1.166737	$0.562460	171,889
	2007	$1.000000	$1.166737	55,208
ProFund VP Basic Materials	2012	$0.879721	$0.935566	0
Subaccount Inception Date September 6, 2007	2011	$1.070141	$0.879721	27,056
	2010	$0.841597	$1.070141	47,102
	2009	$0.528674	$0.841597	50,943
	2008	$1.110218	$0.528674	65,874
	2007	$1.000000	$1.110218	16,389
ProFund VP Bull	2012	$0.769297	$0.858879	0
Subaccount Inception Date June 21, 2007	2011	$0.784648	$0.769297	0
	2010	$0.710914	$0.784648	0
	2009	$0.583166	$0.710914	12,618
	2008	$0.954385	$0.583166	0
	2007	$1.000000	$0.954385	0
ProFund VP Consumer Services	2012	$0.970193	$1.161272	0
Subaccount Inception Date September 6, 2007	2011	$0.937986	$0.970193	0
	2010	$0.788156	$0.937986	0
	2009	$0.614592	$0.788156	0
	2008	$0.913681	$0.614592	0
	2007	$1.000000	$0.913681	0
ProFund VP Emerging Markets	2012	$0.755566	$0.789332	0
Subaccount Inception Date September 6, 2007	2011	$0.959772	$0.755566	0
	2010	$0.891843	$0.959772	18,778
	2009	$0.560291	$0.891843	21,891
	2008	$1.145242	$0.560291	535
	2007	$1.000000	$1.145242	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units
ProFund VP Europe 30	2012	$0.657452	$0.751453	0
Subaccount Inception Date September 6, 2007	2011	$0.735975	$0.657452	0
	2010	$0.731424	$0.735975	0
	2009	$0.563936	$0.731424	2,406
	2008	$1.027353	$0.563936	2,227
	2007	$1.000000	$1.027353	16,502
ProFund VP Falling US Dollar	2012	$0.906186	$0.881481	0
Subaccount Inception Date September 6, 2007	2011	$0.950140	$0.906186	0
	2010	$0.994893	$0.950140	0
	2009	$0.982228	$0.994893	0
	2008	$1.055947	$0.982228	4,630
	2007	$1.000000	$1.055947	0
ProFund VP Financials	2012	$0.433164	$0.529634	0
Subaccount Inception Date September 6, 2007	2011	$0.512744	$0.433164	0
	2010	$0.471462	$0.512744	0
	2009	$0.418135	$0.471462	0
	2008	$0.862468	$0.418135	0
	2007	$1.000000	$0.862468	0
ProFund VP International	2012	$0.596144	$0.677505	0
Subaccount Inception Date September 6, 2007	2011	$0.709834	$0.596144	0
	2010	$0.671615	$0.709834	0
	2009	$0.549604	$0.671615	7,343
	2008	$1.008395	$0.549604	0
	2007	$1.000000	$1.008395	0
ProFund VP Japan	2012	$0.418161	$0.503989	0
Subaccount Inception Date September 6, 2007	2011	$0.523585	$0.418161	0
	2010	$0.571391	$0.523585	0
	2009	$0.528240	$0.571391	0
	2008	$0.910895	$0.528240	0
	2007	$1.000000	$0.910895	0
ProFund VP Mid-Cap	2012	$0.875498	$0.991625	0
Subaccount Inception Date September 6, 2007	2011	$0.931957	$0.875498	0
	2010	$0.766300	$0.931957	0
	2009	$0.588234	$0.766300	0
	2008	$0.973615	$0.588234	0
	2007	$1.000000	$0.973615	0
ProFund VP Money Market	2012	$0.939867	$0.921520	0
Subaccount Inception Date June 21, 2007	2011	$0.958425	$0.939867	0
	2010	$0.977409	$0.958425	0
	2009	$0.996643	$0.977409	9,916
	2008	$1.008173	$0.996643	21,235
	2007	$1.000000	$1.008173	10,915
ProFund VP Oil & Gas	2012	$0.882129	$0.889797	28,008
Subaccount Inception Date September 6, 2007	2011	$0.879971	$0.882129	28,035
	2010	$0.762182	$0.879971	42,255
	2009	$0.673103	$0.762182	43,218
	2008	$1.089007	$0.673103	56,790
	2007	$1.000000	$1.089007	6,503

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units
ProFund VP NASDAQ-100	2012	$1.026676	$1.169814	0
Subaccount Inception Date June 21, 2007	2011	$1.032149	$1.026676	0
	2010	$0.890338	$1.032149	0
	2009	$0.597432	$0.890338	0
	2008	$1.059575	$0.597432	0
	2007	$1.000000	$1.059575	0
ProFund VP Pharmaceuticals	2012	$1.011940	$1.109598	0
Subaccount Inception Date September 6, 2007	2011	$0.888759	$1.011940	0
	2010	$0.902241	$0.888759	0
	2009	$0.787269	$0.902241	0
	2008	$0.997702	$0.787269	3,277
	2007	$1.000000	$0.997702	0
ProFund VP Precious Metals	2012	$1.092866	$0.915473	22,551
Subaccount Inception Date September 6, 2007	2011	$1.379824	$1.092866	31,672
	2010	$1.058760	$1.379824	42,355
	2009	$0.798027	$1.058760	42,970
	2008	$1.175702	$0.798027	74,522
	2007	$1.000000	$1.175702	7,347
ProFund VP Short Emerging Markets	2012	$0.465248	$0.396587	0
Subaccount Inception Date September 6, 2007	2011	$0.428807	$0.465248	0
	2010	$0.536152	$0.428807	0
	2009	$1.066376	$0.536152	0
	2008	$0.822633	$1.066376	0
	2007	$1.000000	$0.822633	0
ProFund VP Short International	2012	$0.758661	$0.593800	0
Subaccount Inception Date September 6, 2007	2011	$0.760087	$0.758661	0
	2010	$0.908875	$0.760087	0
	2009	$1.329730	$0.908875	0
	2008	$0.981274	$1.329730	0
	2007	$1.000000	$0.981274	0
ProFund VP Short NASDAQ-100	2012	$0.556640	$0.443095	0
Subaccount Inception Date September 6, 2007	2011	$0.634194	$0.556640	0
	2010	$0.820778	$0.634194	0
	2009	$1.410886	$0.820778	0
	2008	$0.971327	$1.410886	0
	2007	$1.000000	$0.971327	0
ProFund VP Short Small-Cap	2012	$0.540638	$0.429480	0
Subaccount Inception Date June 21, 2007	2011	$0.606558	$0.540638	9,793
	2010	$0.870731	$0.606558	13,816
	2009	$1.313313	$0.870731	13,902
	2008	$1.079647	$1.313313	30,774
	2007	$1.000000	$1.079647	0
ProFund VP Small-Cap	2012	$0.800124	$0.900037	0
Subaccount Inception Date June 21, 2007	2011	$0.865023	$0.800124	0
	2010	$0.707047	$0.865023	0
	2009	$0.572058	$0.707047	0
	2008	$0.903369	$0.572058	0
	2007	$1.000000	$0.903369	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Value	2012	$0.825467	$0.939942	0
Subaccount Inception Date September 6, 2007	2011	$0.877970	$0.825467	0
	2010	$0.733419	$0.877970	0
	2009	$0.621319	$0.733419	0
	2008	$0.914364	$0.621319	0
	2007	$1.000000	$0.914364	0
ProFund VP Telecommunications	2012	$0.729610	$0.833374	0
Subaccount Inception Date September 6, 2007	2011	$0.730533	$0.729610	0
	2010	$0.644104	$0.730533	0
	2009	$0.612179	$0.644104	0
	2008	$0.952230	$0.612179	0
	2007	$1.000000	$0.952230	0
ProFund VP UltraSmall-Cap	2012	$0.466795	$0.592666	35,617
Subaccount Inception Date September 6, 2007	2011	$0.586601	$0.466795	0
	2010	$0.403075	$0.586601	0
	2009	$0.293302	$0.403075	0
	2008	$0.884874	$0.293302	0
	2007	$1.000000	$0.884874	0
ProFund VP U.S. Government Plus	2012	$1.590999	$1.574827	0
Subaccount Inception Date September 6, 2007	2011	$1.130670	$1.590999	0
	2010	$1.047333	$1.130670	3,681
	2009	$1.585445	$1.047333	3,707
	2008	$1.079868	$1.585445	204,955
	2007	$1.000000	$1.079868	20,444
ProFund VP Utilities	2012	$0.946587	$0.929244	0
Subaccount Inception Date September 6, 2007	2011	$0.821623	$0.946587	0
	2010	$0.790991	$0.821623	0
	2009	$0.728593	$0.790991	0
	2008	$1.072437	$0.728593	0
	2007	$1.000000	$1.072437	15,653
Access VP High Yield FundSM	2012	$1.266839	$1.417291	0
Subaccount Inception Date September 6, 2007	2011	$1.257606	$1.266839	0
	2010	$1.102258	$1.257606	0
	2009	$0.961662	$1.102258	0
	2008	$1.028733	$0.961662	0
	2007	$1.000000	$1.028733	0
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.016339	0
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.005607	0
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.000675	0
TA Market Participation Strategy - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.988353	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Seperate Account Expense 1.95%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class Subaccount Inception	2012	$1.196174	$1.257595	0
Date January 12, 2004	2011	$1.191369	$1.196174	0
	2010	$1.117311	$1.191369	0
	2009	$0.911981	$1.117311	0
	2008	$1.183033	$0.911981	0
	2007	$1.136381	$1.183033	0
	2006	$1.061441	$1.136381	0
	2005	$1.000000	$1.061441	0
TA Asset Allocation - Growth - Service Class	2012	$1.072037	$1.181707	0
Subaccount Inception Date January 12, 2004	2011	$1.158907	$1.072037	0
	2010	$1.030533	$1.158907	26,472
	2009	$0.811030	$1.030533	41,699
	2008	$1.372620	$0.811030	80,357
	2007	$1.301467	$1.372620	136,748
	2006	$1.150935	$1.301467	55,380
	2005	$1.000000	$1.150935	0
TA Asset Allocation - Moderate - Service Class	2012	$1.199735	$1.283875	0
Subaccount Inception Date January 12, 2004	2011	$1.219509	$1.199735	0
	2010	$1.128850	$1.219509	0
	2009	$0.911954	$1.128850	0
	2008	$1.259807	$0.911954	0
	2007	$1.192293	$1.259807	41,759
	2006	$1.092924	$1.192293	122,696
	2005	$1.000000	$1.092924	0
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.152446	$1.247537	0
Subaccount Inception Date January 12, 2004	2011	$1.202241	$1.152446	0
	2010	$1.090421	$1.202241	0
	2009	$0.869392	$1.090421	0
	2008	$1.321480	$0.869392	0
	2007	$1.252703	$1.321480	0
	2006	$1.124781	$1.252703	0
	2005	$1.000000	$1.124781	0
TA International Moderate Growth - Service Class	2012	$0.849823	$0.937530	0
Subaccount Inception Date May 1, 2006	2011	$0.936974	$0.849823	0
	2010	$0.866493	$0.936974	0
	2009	$0.683054	$0.866493	0
	2008	$1.093585	$0.683054	0
	2007	$1.027743	$1.093585	0
	2006	$1.000000	$1.027743	0
TA Barrow Hanley Dividend Focused - Service Class(3)	2012	$1.044704	$1.142141	0
Subaccount Inception Date January 12, 2004	2011	$1.039504	$1.044704	0
	2010	$0.962103	$1.039504	0
	2009	$0.862574	$0.962103	0
	2008	$1.333815	$0.862574	0
	2007	$1.303298	$1.333815	0
	2006	$1.032182	$1.303298	0
	2005	$1.000000	$1.032182	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Seperate Account Expense 1.95%
		Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class	2012	$1.134333	$1.390421	0
Subaccount Inception Date January 12, 2004	2011	$1.230352	$1.134333	0
	2010	$1.087884	$1.230352	0
	2009	$0.833881	$1.087884	0
	2008	$1.478567	$0.833881	0
	2007	$1.619420	$1.478567	0
	2006	$1.163307	$1.619420	0
	2005	$1.000000	$1.163307	0
TA JPMorgan Tactical Allocation - Service Class	2012	$0.960813	$1.012724	0
Subaccount Inception Date January 12, 2004	2011	$0.946883	$0.960813	0
	2010	$0.969386	$0.946883	0
	2009	$0.950801	$0.969386	0
	2008	$1.016671	$0.950801	0
	2007	$1.043886	$1.016671	0
	2006	$1.038513	$1.043886	0
	2005	$1.000000	$1.038513	0
TA Janus Balanced - Service Class	2012	$0.871759	$0.961881	0
Subaccount Inception Date November 19, 2009	2011	$0.996461	$0.871759	0
	2010	$0.985328	$0.996461	0
	2009	$0.986563	$0.985328	0
TA PIMCO Tactical - Balanced - Service Class(4)	2012	$0.915280	$0.906509	0
Subaccount Inception Date November 19, 2009	2011	$0.966004	$0.915280	0
	2010	$1.020140	$0.966004	0
	2009	$0.998150	$1.020140	0
TA PIMCO Tactical - Conservative - Service Class(5)	2012	$0.890613	$0.886809	0
Subaccount Inception Date November 19, 2009	2011	$0.981138	$0.890613	0
	2010	$1.021887	$0.981138	0
	2009	$0.997257	$1.021887	0
TA PIMCO Tactical - Growth - Service Class(6)	2012	$0.861968	$0.851234	0
Subaccount Inception Date November 19, 2009	2011	$0.944228	$0.861968	0
	2010	$1.020807	$0.944228	0
	2009	$0.996388	$1.020807	0
TA Hanlon Income - Service Class	2012	$0.994626	$1.009343	0
Subaccount Inception Date November 19, 2009	2011	$0.985121	$0.994626	0
	2010	$1.003159	$0.985121	0
	2009	$0.999947	$1.003159	0
TA Jennison Growth - Service Class	2012	$1.018981	$1.153388	0
Subaccount Inception Date April 29, 2010	2011	$1.046882	$1.018981	0
	2010	$1.000000	$1.046882	0
TA JPMorgan Core Bond - Service Class	2012	$1.309700	$1.345592	0
Subaccount Inception Date January 12, 2004	2011	$1.245018	$1.309700	0
	2010	$1.175337	$1.245018	0
	2009	$1.095474	$1.175337	0
	2008	$1.061165	$1.095474	0
	2007	$1.014848	$1.061165	0
	2006	$0.998337	$1.014848	0
	2005	$1.000000	$0.998337	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Seperate Account Expense 1.95%
		Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class	2012	$1.055589	$1.201930	0
Subaccount Inception Date January 12, 2004	2011	$1.071048	$1.055589	0
	2010	$0.950715	$1.071048	0
	2009	$0.749520	$0.950715	0
	2008	$1.223136	$0.749520	0
	2007	$1.195675	$1.223136	0
	2006	$1.122710	$1.195675	0
	2005	$1.000000	$1.122710	0
TA Morgan Stanley Capital Growth - Service Class	2012	$1.119056	$1.264416	0
Subaccount Inception Date January 12, 2004	2011	$1.213506	$1.119056	0
	2010	$0.973482	$1.213506	0
	2009	$0.778012	$0.973482	0
	2008	$1.250013	$0.778012	0
	2007	$1.264854	$1.250013	0
	2006	$1.050347	$1.264854	0
	2005	$1.000000	$1.050347	0
TA AEGON High Yield Bond - Service Class	2012	$1.327604	$1.524749	0
Subaccount Inception Date January 12, 2004	2011	$1.294696	$1.327604	0
	2010	$1.176746	$1.294696	0
	2009	$0.816898	$1.176746	0
	2008	$1.117422	$0.816898	0
	2007	$1.119986	$1.117422	0
	2006	$1.282243	$1.119986	0
	2005	$1.000000	$1.282243	0
TA MFS International Equity - Service Class	2012	$0.783197	$0.936169	0
Subaccount Inception Date May 1, 2007	2011	$0.889318	$0.783197	0
	2010	$0.821935	$0.889318	0
	2009	$0.633683	$0.821935	0
	2008	$1.002330	$0.633683	0
	2007	$1.000000	$1.002330	0
TA PIMCO Total Return - Service Class	2012	$1.278730	$1.345983	0
Subaccount Inception Date January 12, 2004	2011	$1.230405	$1.278730	0
	2010	$1.173034	$1.230405	0
	2009	$1.033174	$1.173034	0
	2008	$1.086781	$1.033174	0
	2007	$1.018424	$1.086781	0
	2006	$1.090062	$1.018424	0
	2005	$1.000000	$1.090062	0
TA T. Rowe Price Small Cap - Service Class	2012	$1.407127	$1.592773	0
Subaccount Inception Date January 12, 2004	2011	$1.413130	$1.407127	0
	2010	$1.074649	$1.413130	0
	2009	$0.792013	$1.074649	0
	2008	$1.269775	$0.792013	0
	2007	$1.184799	$1.269775	0
	2006	$1.103688	$1.184799	0
	2005	$1.000000	$1.103688	0
TA Third Avenue Value - Service Class(7)	2012	$0.960992	$1.136087	0
Subaccount Inception Date January 12, 2004	2011	$1.145780	$0.960992	0
	2010	$1.014271	$1.145780	0
	2009	$0.768704	$1.014271	0
	2008	$1.334866	$0.768704	0
	2007	$1.348317	$1.334866	0
	2006	$1.108447	$1.348317	0
	2005	$1.000000	$1.108447	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Seperate Account Expense 1.95%
		Beginning AUV	Ending AUV	# Units
TA Efficient Markets - Service Class(8)	2012	$1.266873	$1.394176	0
Subaccount Inception Date November 10, 2008	2011	$1.320461	$1.266873	0
	2010	$1.197925	$1.320461	0
	2009	$1.036202	$1.197925	0
	2008	$1.000000	$1.036202	0
TA Multi-Managed Balanced - Service Class	2012	$1.328198	$1.464148	0
Subaccount Inception Date January 12, 2004	2011	$1.305076	$1.328198	0
	2010	$1.074003	$1.305076	0
	2009	$0.869429	$1.074003	0
	2008	$1.314706	$0.869429	0
	2007	$1.182332	$1.314706	0
	2006	$1.116178	$1.182332	0
	2005	$1.000000	$1.116178	0
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.192988	$1.237857	0
Subaccount Inception Date January 12, 2004	2011	$1.196284	$1.192988	0
	2010	$1.117354	$1.196284	0
	2009	$0.868474	$1.117354	0
	2008	$1.405494	$0.868474	0
	2007	$1.211500	$1.405494	0
	2006	$1.232747	$1.211500	0
	2005	$1.000000	$1.232747	0
TA WMC Diversified Growth - Service Class	2012	$1.081149	$1.196749	0
Subaccount Inception Date January 12, 2004	2011	$1.147264	$1.081149	0
	2010	$0.995569	$1.147264	0
	2009	$0.787436	$0.995569	0
	2008	$1.491625	$0.787436	0
	2007	$1.310594	$1.491625	0
	2006	$1.244207	$1.310594	0
	2005	$1.000000	$1.244207	0
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.004979	$1.052484	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$1.004979	0
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.988249	$1.075424	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$0.988249	0
TA AEGON Money Market - Service Class	2012	$1.002588	$0.983353	0
Subaccount Inception Date January 12, 2004	2011	$1.022034	$1.002588	0
	2010	$1.041912	$1.022034	0
	2009	$1.062095	$1.041912	18,173
	2008	$1.059933	$1.062095	18,202
	2007	$1.031536	$1.059933	70,327
	2006	$1.155767	$1.031536	70,356
	2005	$1.000000	$1.155767	0
TA Systematic Small Mid Cap Value - Service Class(7)	2012	$1.605200	$1.826897	0
Subaccount Inception Date January 12, 2004	2011	$1.684600	$1.605200	0
	2010	$1.320569	$1.684600	0
	2009	$0.942142	$1.320569	0
	2008	$1.629539	$0.942142	0
	2007	$1.335699	$1.629539	0
	2006	$0.999653	$1.335699	10,945
	2005	$1.000000	$0.999653	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Seperate Account Expense 1.95%
		Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities - Service Class	2012	$1.214588	$1.249184	0
Subaccount Inception Date January 12, 2004	2011	$1.154124	$1.214588	0
	2010	$1.128948	$1.154124	0
	2009	$1.104600	$1.128948	0
	2008	$1.048454	$1.104600	0
	2007	$1.010576	$1.048454	0
	2006	$1.067848	$1.010576	0
	2005	$1.000000	$1.067848	0
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.083783	$1.133279	0
Subaccount Inception Date November 19, 2009	2011	$1.070874	$1.083783	0
	2010	$0.997727	$1.070874	0
	2009	$0.999947	$0.997727	0
TA Vanguard ETF - Balanced - Service Class(10)	2012	$1.007162	$1.070743	0
Subaccount Inception Date May 1, 2008	2011	$1.011917	$1.007162	0
	2010	$0.931999	$1.011917	0
	2009	$0.815389	$0.931999	0
	2008	$1.000000	$0.815389	0
TA Vanguard ETF - Growth - Service Class(8)(11)	2012	$0.934661	$1.022629	0
Subaccount Inception Date May 1, 2008	2011	$0.963772	$0.934661	0
	2010	$0.869488	$0.963772	0
	2009	$0.719630	$0.869488	0
	2008	$1.000000	$0.719630	0
TA Vanguard ETF - Aggressive Growth - Service Class(12)	2012	$1.082664	$1.237766	0
Subaccount Inception Date November 19, 2009	2011	$1.148757	$1.082664	0
	2010	$1.023670	$1.148757	0
	2009	$0.999947	$1.023670	0
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.440085	$1.536329	0
Subaccount Inception Date January 12, 2004	2011	$1.577225	$1.440085	0
	2010	$1.203745	$1.577225	0
	2009	$0.766438	$1.203745	0
	2008	$1.459007	$0.766438	0
	2007	$1.216976	$1.459007	0
	2006	$0.000000	$1.216976	0
	2005	$1.000000	$0.000000	0
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.214588	$1.249184	0
Subaccount Inception Date January 12, 2004	2011	$1.154124	$1.214588	0
	2010	$1.128948	$1.154124	25,300
	2009	$1.104600	$1.128948	26,227
	2008	$1.048454	$1.104600	25,488
	2007	$1.010576	$1.048454	0
	2006	$0.999653	$1.010576	0
	2005	$1.000000	$0.999653	0
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1)	2012	$1.263956	$1.402702	0
Subaccount Inception Date November 10, 2008	2011	$1.331774	$1.263956	0
	2010	$1.233390	$1.331774	0
	2009	$1.012367	$1.233390	0
	2008	$1.000000	$1.012367	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Seperate Account Expense 1.95%
		Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Index 500 Portfolio – Service Class 2	2012	$1.074077	$1.218106	0
Subaccount Inception Date January 12, 2004	2011	$1.075781	$1.074077	0
	2010	$0.955950	$1.075781	0
	2009	$0.771636	$0.955950	0
	2008	$1.251971	$0.771636	0
	2007	$1.213635	$1.251971	0
	2006	$0.999653	$1.213635	0
	2005	$1.000000	$0.999653	0
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.311076	$1.478775	0
Subaccount Inception Date November 10, 2008	2011	$1.361314	$1.311076	0
	2010	$1.260784	$1.361314	0
	2009	$0.989698	$1.260784	0
	2008	$1.000000	$0.989698	0
ProFund VP Asia 30	2012	$0.681082	$0.771375	0
Subaccount Inception Date September 6, 2007	2011	$0.951122	$0.681082	0
	2010	$0.851279	$0.951122	0
	2009	$0.562823	$0.851279	0
	2008	$1.166916	$0.562823	0
	2007	$1.000000	$1.166916	0
ProFund VP Basic Materials	2012	$0.881581	$0.938008	0
Subaccount Inception Date September 6, 2007	2011	$1.071873	$0.881581	0
	2010	$0.842555	$1.071873	0
	2009	$0.529019	$0.842555	0
	2008	$1.110399	$0.529019	0
	2007	$1.000000	$1.110399	0
ProFund VP Bull	2012	$0.771014	$0.861215	0
Subaccount Inception Date June 21, 2007	2011	$0.786022	$0.771014	0
	2010	$0.711807	$0.786022	0
	2009	$0.583611	$0.711807	0
	2008	$0.954639	$0.583611	0
	2007	$1.000000	$0.954639	0
ProFund VP Consumer Services	2012	$0.972250	$1.164302	0
Subaccount Inception Date September 6, 2007	2011	$0.939515	$0.972250	0
	2010	$0.789054	$0.939515	0
	2009	$0.614994	$0.789054	0
	2008	$0.913830	$0.614994	0
	2007	$1.000000	$0.913830	0
ProFund VP Emerging Markets	2012	$0.757182	$0.791427	0
Subaccount Inception Date September 6, 2007	2011	$0.961352	$0.757182	0
	2010	$0.892860	$0.961352	0
	2009	$0.560655	$0.892860	0
	2008	$1.145425	$0.560655	0
	2007	$1.000000	$1.145425	0
ProFund VP Europe 30	2012	$0.658860	$0.753445	0
Subaccount Inception Date September 6, 2007	2011	$0.737194	$0.658860	0
	2010	$0.732272	$0.737194	0
	2009	$0.564305	$0.732272	0
	2008	$1.027515	$0.564305	0
	2007	$1.000000	$1.027515	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Seperate Account Expense 1.95%
		Beginning AUV	Ending AUV	# Units
ProFund VP Falling US Dollar	2012	$0.908117	$0.883797	0
Subaccount Inception Date September 6, 2007	2011	$0.951712	$0.908117	0
	2010	$0.996047	$0.951712	0
	2009	$0.982877	$0.996047	0
	2008	$1.056112	$0.982877	0
	2007	$1.000000	$1.056112	0
ProFund VP Financials	2012	$0.434080	$0.531025	0
Subaccount Inception Date September 6, 2007	2011	$0.513580	$0.434080	0
	2010	$0.471997	$0.513580	0
	2009	$0.418409	$0.471997	0
	2008	$0.862612	$0.418409	0
	2007	$1.000000	$0.862612	0
ProFund VP International	2012	$0.597402	$0.679281	0
Subaccount Inception Date September 6, 2007	2011	$0.710994	$0.597402	0
	2010	$0.672389	$0.710994	0
	2009	$0.549956	$0.672389	0
	2008	$1.008558	$0.549956	0
	2007	$1.000000	$1.008558	0
ProFund VP Japan	2012	$0.419031	$0.505299	0
Subaccount Inception Date September 6, 2007	2011	$0.524412	$0.419031	0
	2010	$0.572011	$0.524412	0
	2009	$0.528582	$0.572011	0
	2008	$0.911039	$0.528582	0
	2007	$1.000000	$0.911039	0
ProFund VP Mid-Cap	2012	$0.877331	$0.994188	0
Subaccount Inception Date September 6, 2007	2011	$0.933465	$0.877331	0
	2010	$0.767162	$0.933465	0
	2009	$0.588614	$0.767162	0
	2008	$0.973772	$0.588614	0
	2007	$1.000000	$0.973772	0
ProFund VP Money Market	2012	$0.941943	$0.924000	0
Subaccount Inception Date June 21, 2007	2011	$0.960076	$0.941943	0
	2010	$0.978602	$0.960076	0
	2009	$0.997382	$0.978602	0
	2008	$1.008436	$0.997382	0
	2007	$1.000000	$1.008436	0
ProFund VP Oil & Gas	2012	$0.883983	$0.892115	0
Subaccount Inception Date September 6, 2007	2011	$0.881398	$0.883983	0
	2010	$0.763053	$0.881398	0
	2009	$0.673539	$0.763053	0
	2008	$1.089180	$0.673539	0
	2007	$1.000000	$1.089180	0
ProFund VP NASDAQ-100	2012	$1.028964	$1.172994	0
Subaccount Inception Date June 21, 2007	2011	$1.033941	$1.028964	0
	2010	$0.891452	$1.033941	0
	2009	$0.597880	$0.891452	0
	2008	$1.059856	$0.597880	0
	2007	$1.000000	$1.059856	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Seperate Account Expense 1.95%
		Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals	2012	$1.014095	$1.112514	0
Subaccount Inception Date September 6, 2007	2011	$0.890214	$1.014095	0
	2010	$0.903268	$0.890214	0
	2009	$0.787770	$0.903268	0
	2008	$0.997861	$0.787770	0
	2007	$1.000000	$0.997861	0
ProFund VP Precious Metals	2012	$1.095190	$0.917877	0
Subaccount Inception Date September 6, 2007	2011	$1.382068	$1.095190	0
	2010	$1.059963	$1.382068	0
	2009	$0.798541	$1.059963	0
	2008	$1.175887	$0.798541	0
	2007	$1.000000	$1.175887	0
ProFund VP Short Emerging Markets	2012	$0.466224	$0.397606	0
Subaccount Inception Date September 6, 2007	2011	$0.429505	$0.466224	0
	2010	$0.536755	$0.429505	0
	2009	$1.067064	$0.536755	0
	2008	$0.822766	$1.067064	0
	2007	$1.000000	$0.822766	0
ProFund VP Short International	2012	$0.760274	$0.595365	0
Subaccount Inception Date September 6, 2007	2011	$0.761341	$0.760274	0
	2010	$0.909926	$0.761341	0
	2009	$1.330615	$0.909926	0
	2008	$0.981427	$1.330615	0
	2007	$1.000000	$0.981427	0
ProFund VP Short NASDAQ-100	2012	$0.557816	$0.44265	0
Subaccount Inception Date September 6, 2007	2011	$0.635220	$0.557816	0
	2010	$0.821701	$0.635220	0
	2009	$1.411787	$0.821701	0
	2008	$0.971478	$1.411787	0
	2007	$1.000000	$0.971478	0
ProFund VP Short Small-Cap	2012	$0.541841	$0.430650	0
Subaccount Inception Date June 21, 2007	2011	$0.607613	$0.541841	0
	2010	$0.871809	$0.607613	0
	2009	$1.314292	$0.871809	0
	2008	$1.079922	$1.314292	0
	2007	$1.000000	$1.079922	0
ProFund VP Small-Cap	2012	$0.801909	$0.902495	0
Subaccount Inception Date June 21, 2007	2011	$0.866523	$0.801909	0
	2010	$0.707918	$0.866523	0
	2009	$0.572493	$0.707918	0
	2008	$0.903611	$0.572493	0
	2007	$1.000000	$0.903611	0
ProFund VP Small-Cap Value	2012	$0.827207	$0.942391	0
Subaccount Inception Date September 6, 2007	2011	$0.879393	$0.827207	0
	2010	$0.734246	$0.879393	0
	2009	$0.621726	$0.734246	0
	2008	$0.914513	$0.621726	0
	2007	$1.000000	$0.914513	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Seperate Account Expense 1.95%
		Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications	2012	$0.731177	$0.835583	0
Subaccount Inception Date September 6, 2007	2011	$0.731738	$0.731177	0
	2010	$0.644842	$0.731738	0
	2009	$0.612580	$0.644842	0
	2008	$0.952386	$0.612580	0
	2007	$1.000000	$0.952386	0
ProFund VP UltraSmall-Cap	2012	$0.467795	$0.594217	0
Subaccount Inception Date September 6, 2007	2011	$0.587576	$0.467795	0
	2010	$0.403538	$0.587576	0
	2009	$0.293495	$0.403538	0
	2008	$0.885019	$0.293495	0
	2007	$1.000000	$0.885019	0
ProFund VP U.S. Government Plus	2012	$1.594344	$1.578927	0
Subaccount Inception Date September 6, 2007	2011	$1.132495	$1.594344	0
	2010	$1.048515	$1.132495	0
	2009	$1.586480	$1.048515	0
	2008	$1.080042	$1.586480	0
	2007	$1.000000	$1.080042	0
ProFund VP Utilities	2012	$0.948615	$0.931693	0
Subaccount Inception Date September 6, 2007	2011	$0.822979	$0.948615	0
	2010	$0.791902	$0.822979	0
	2009	$0.729066	$0.791902	0
	2008	$1.072604	$0.729066	0
	2007	$1.000000	$1.072604	0
Access VP High Yield FundSM	2012	$1.269560	$1.421028	0
Subaccount Inception Date September 6, 2007	2011	$1.259683	$1.269560	0
	2010	$1.103533	$1.259683	0
	2009	$0.962288	$1.103533	0
	2008	$1.028899	$0.962288	0
	2007	$1.000000	$1.028899	0
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.005932	0
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.000988	0
TA Market Participation Strategy - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.988494	0
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.016672	0

Subaccount	Year	Separate Account Expense 1.90%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.200112	$1.262357	0
Subaccount Inception Date January 12, 2004	2011	$1.194709	$1.200112	0
	2010	$1.119897	$1.194709	35,633
	2009	$0.913637	$1.119897	40,366
	2008	$1.184590	$0.913637	40,674
	2007	$1.137305	$1.184590	3,994
	2006	$1.061786	$1.137305	4,021
	2005	$1.000000	$1.061786	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.90%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class	2012	$1.075544	$1.186156	0
Subaccount Inception Date January 12, 2004	2011	$1.162132	$1.075544	0
	2010	$1.032897	$1.162132	0
	2009	$0.812488	$1.032897	16,864
	2008	$1.374407	$0.812488	16,928
	2007	$1.302518	$1.374407	16,974
	2006	$1.151301	$1.302518	12,976
	2005	$1.000000	$1.151301	0
TA Asset Allocation - Moderate - Service Class	2012	$1.203664	$1.288719	0
Subaccount Inception Date January 12, 2004	2011	$1.222902	$1.203664	0
	2010	$1.131441	$1.222902	88,366
	2009	$0.913595	$1.131441	92,642
	2008	$1.261454	$0.913595	97,786
	2007	$1.193256	$1.261454	190,922
	2006	$1.093287	$1.193256	0
	2005	$1.000000	$1.093287	0
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.156229	$1.252260	0
Subaccount Inception Date January 12, 2004	2011	$1.205583	$1.156229	0
	2010	$1.092924	$1.205583	0
	2009	$0.870956	$1.092924	0
	2008	$1.323210	$0.870956	63,400
	2007	$1.253726	$1.323210	165,058
	2006	$1.125147	$1.253726	163,207
	2005	$1.000000	$1.125147	180,113
TA International Moderate Growth - Service Class	2012	$0.852193	$0.940599	0
Subaccount Inception Date May 1, 2006	2011	$0.939130	$0.852193	0
	2010	$0.868064	$0.939130	0
	2009	$0.683958	$0.868064	0
	2008	$1.094494	$0.683958	0
	2007	$1.028086	$1.094494	0
	2006	$1.000000	$1.028086	0
TA Barrow Hanley Dividend Focused - Service Class(3)	2012	$1.048152	$1.146466	0
Subaccount Inception Date January 12, 2004	2011	$1.042413	$1.048152	0
	2010	$0.964326	$1.042413	0
	2009	$0.864146	$0.964326	0
	2008	$1.335590	$0.864146	0
	2007	$1.304374	$1.335590	0
	2006	$1.139673	$1.304374	0
	2005	$1.000000	$1.139673	0
TA Clarion Global Real Estate Securities - Service Class	2012	$1.138040	$1.395645	0
Subaccount Inception Date January 12, 2004	2011	$1.233765	$1.138040	0
	2010	$1.090366	$1.233765	0
	2009	$0.835368	$1.090366	0
	2008	$1.480471	$0.835368	0
	2007	$1.620709	$1.480471	0
	2006	$1.163667	$1.620709	0
	2005	$1.000000	$1.163667	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.90%
		Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class	2012	$0.963978	$1.016560	0
Subaccount Inception Date January 12, 2004	2011	$0.949538	$0.963978	0
	2010	$0.971627	$0.949538	0
	2009	$0.952520	$0.971627	0
	2008	$1.017997	$0.952520	0
	2007	$1.044725	$1.017997	4,020
	2006	$1.038840	$1.044725	4,047
	2005	$1.000000	$1.038840	0
TA Janus Balanced - Service Class	2012	$0.872677	$0.963352	0
Subaccount Inception Date November 19, 2009	2011	$0.997017	$0.872677	0
	2010	$0.985386	$0.997017	0
	2009	$0.986564	$0.985386	0
TA PIMCO Tactical - Balanced - Service Class(4)	2012	$0.916220	$0.907874	0
Subaccount Inception Date November 19, 2009	2011	$0.966530	$0.916220	0
	2010	$1.020195	$0.966530	0
	2009	$0.998151	$1.020195	0
TA PIMCO Tactical - Conservative - Service Class(5)	2012	$0.891527	$0.888152	0
Subaccount Inception Date November 19, 2009	2011	$0.981666	$0.891527	0
	2010	$1.021949	$0.981666	0
	2009	$0.997258	$1.021949	0
TA PIMCO Tactical - Growth - Service Class(6)	2012	$0.862860	$0.852535	0
Subaccount Inception Date November 19, 2009	2011	$0.994774	$0.862860	0
	2010	$1.020867	$0.994774	0
	2009	$0.996390	$1.020867	0
TA Hanlon Income - Service Class	2012	$0.995670	$1.010902	0
Subaccount Inception Date November 19, 2009	2011	$0.985670	$0.995670	0
	2010	$1.003215	$0.985670	0
	2009	$0.999948	$1.003215	0
TA Jennison Growth - Service Class	2012	$1.019807	$1.154899	0
Subaccount Inception Date April 29, 2010	2011	$1.047226	$1.019807	0
	2010	$1.000000	$1.047226	0
TA JPMorgan Core Bond - Service Class	2012	$1.313988	$1.350657	0
Subaccount Inception Date January 12, 2004	2011	$1.248488	$1.313988	0
	2010	$1.178032	$1.248488	0
	2009	$1.097449	$1.178032	0
	2008	$1.062555	$1.097449	0
	2007	$1.015675	$1.062555	0
	2006	$0.998659	$1.015675	0
	2005	$1.000000	$0.998659	0
TA JPMorgan Enhanced Index - Service Class	2012	$1.059022	$1.206427	0
Subaccount Inception Date January 12, 2004	2011	$1.074016	$1.059022	0
	2010	$0.952879	$1.074016	0
	2009	$0.750865	$0.952879	53,303
	2008	$1.224733	$0.750865	50,724
	2007	$1.196645	$1.224733	40,575
	2006	$1.060611	$1.196645	33,945
	2005	$1.000000	$1.060611	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.90%
		Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class	2012	$1.122755	$1.269219	0
Subaccount Inception Date January 12, 2004	2011	$1.216911	$1.122755	0
	2010	$0.975727	$1.216911	0
	2009	$0.779420	$0.975727	0
	2008	$1.251643	$0.779420	0
	2007	$1.265886	$1.251643	0
	2006	$1.090408	$1.265886	0
	2005	$1.000000	$1.090408	0
TA AEGON High Yield Bond - Service Class	2012	$1.331972	$1.530509	0
Subaccount Inception Date January 12, 2004	2011	$1.298310	$1.331972	0
	2010	$1.179459	$1.298310	0
	2009	$0.818387	$1.179459	0
	2008	$1.118904	$0.818387	0
	2007	$1.120908	$1.118904	0
	2006	$1.032522	$1.120908	0
	2005	$1.000000	$1.032522	0
TA MFS International Equity - Service Class	2012	$0.784994	$0.938775	0
Subaccount Inception Date May 1, 2007	2011	$0.890925	$0.784994	0
	2010	$0.823023	$0.890925	0
	2009	$0.634210	$0.823023	0
	2008	$1.002664	$0.634210	0
	2007	$1.000000	$1.002664	0
TA PIMCO Total Return - Service Class	2012	$1.282919	$1.351066	0
Subaccount Inception Date January 12, 2004	2011	$1.233841	$1.282919	0
	2010	$1.175737	$1.233841	0
	2009	$1.035049	$1.175737	0
	2008	$1.088214	$1.035049	0
	2007	$1.019251	$1.088214	0
	2006	$0.999603	$1.019251	0
	2005	$1.000000	$0.999603	0
TA T. Rowe Price Small Cap - Service Class	2012	$1.411714	$1.598751	0
Subaccount Inception Date January 12, 2004	2011	$1.417042	$1.411714	0
	2010	$1.077094	$1.417042	0
	2009	$0.793433	$1.077094	0
	2008	$1.271438	$0.793433	0
	2007	$1.185770	$1.271438	0
	2006	$1.169191	$1.185770	0
	2005	$1.000000	$1.169191	0
TA Third Avenue Value - Service Class(7)	2012	$0.964148	$1.140381	0
Subaccount Inception Date January 12, 2004	2011	$1.148973	$0.964148	0
	2010	$1.016599	$1.148973	0
	2009	$0.770091	$1.016599	0
	2008	$1.336609	$0.770091	0
	2007	$1.349412	$1.336609	0
	2006	$1.187529	$1.349412	0
	2005	$1.000000	$1.187529	0
TA Efficient Markets - Service Class(8)	2012	$1.268810	$1.396995	0
Subaccount Inception Date November 10, 2008	2011	$1.321829	$1.268810	0
	2010	$1.198589	$1.321829	0
	2009	$1.036272	$1.198589	0
	2008	$1.000000	$1.036272	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.90%
		Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class	2012	$1.332559	$1.469687	0
Subaccount Inception Date January 12, 2004	2011	$1.308730	$1.332559	0
	2010	$1.076474	$1.308730	0
	2009	$0.871000	$1.076474	0
	2008	$1.316430	$0.871000	0
	2007	$1.183307	$1.316430	0
	2006	$1.108816	$1.183307	0
	2005	$1.000000	$1.108816	0
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.196920	$1.242558	0
Subaccount Inception Date January 12, 2004	2011	$1.199630	$1.196920	0
	2010	$1.119931	$1.199630	0
	2009	$0.870049	$1.119931	0
	2008	$1.407349	$0.870049	0
	2007	$1.212492	$1.407349	0
	2006	$1.116544	$1.212492	0
	2005	$1.000000	$1.116544	0
TA WMC Diversified Growth - Service Class	2012	$1.084662	$1.201224	0
Subaccount Inception Date January 12, 2004	2011	$1.150431	$1.084662	0
	2010	$0.997840	$1.150431	0
	2009	$0.788848	$0.997840	26,601
	2008	$1.493567	$0.788848	27,556
	2007	$1.311656	$1.493567	53,893
	2006	$1.233143	$1.311656	56,693
	2005	$1.000000	$1.233143	0
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.005008	$1.053040	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$1.005008	0
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.988276	$1.075994	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$0.988276	0
TA AEGON Money Market - Service Class	2012	$1.005877	$0.987072	0
Subaccount Inception Date January 12, 2004	2011	$1.024885	$1.005877	0
	2010	$1.044306	$1.024885	38,567
	2009	$1.064009	$1.044306	43,690
	2008	$1.061314	$1.064009	44,023
	2007	$1.032374	$1.061314	0
	2006	$1.006920	$1.032374	0
	2005	$1.000000	$1.006920	0
TA Systematic Small Mid Cap Value - Service Class(7)	2012	$1.610439	$1.833753	0
Subaccount Inception Date May 1, 2004	2011	$1.689267	$1.610439	0
	2010	$1.323586	$1.689267	0
	2009	$0.943835	$1.323586	0
	2008	$1.631669	$0.943835	0
	2007	$1.336781	$1.631669	0
	2006	$1.156137	$1.336781	0
	2005	$1.000000	$1.156137	0
TA AEGON U.S. Government Securities - Service Class	2012	$1.218574	$1.253907	0
Subaccount Inception Date January 12, 2004	2011	$1.157339	$1.218574	0
	2010	$1.131545	$1.157339	0
	2009	$1.106593	$1.131545	2,169
	2008	$1.049832	$1.106593	2,173
	2007	$1.011405	$1.049832	2,177
	2006	$0.999983	$1.011405	7,463
	2005	$1.000000	$0.999983	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.90%
		Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.084909	$1.135030	0
Subaccount Inception Date November 19, 2009	2011	$1.071463	$1.084909	0
	2010	$0.997783	$1.071463	0
	2009	$0.999948	$0.997783	0
TA Vanguard ETF - Balanced - Service Class(10)	2012	$1.008991	$1.073216	0
Subaccount Inception Date May 1, 2008	2011	$1.013256	$1.008991	0
	2010	$0.932770	$1.013256	0
	2009	$0.815656	$0.932770	0
	2008	$1.000000	$0.815656	0
TA Vanguard ETF - Growth - Service Class(8)(11)	2012	$0.936339	$1.024959	0
Subaccount Inception Date May 1, 2008	2011	$0.965040	$0.936339	0
	2010	$0.870203	$0.965040	0
	2009	$0.719866	$0.870203	0
	2008	$1.000000	$0.719866	0
TA Vanguard ETF - Aggressive Growth - Service Class(12)	2012	$1.083781	$1.239661	0
Subaccount Inception Date November 19, 2009	2011	$1.149386	$1.083781	0
	2010	$1.023730	$1.149386	0
	2009	$0.999948	$1.023730	0
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.444846	$1.542177	0
Subaccount Inception Date January 12, 2004	2011	$1.581656	$1.444846	0
	2010	$1.206531	$1.581656	0
	2009	$0.767828	$1.206531	0
	2008	$1.460928	$0.767828	0
	2007	$1.217975	$1.460928	0
	2006	$1.132437	$1.217975	0
	2005	$1.000000	$1.132437	0
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.218574	$1.253907	0
Subaccount Inception Date January 12, 2004	2011	$1.157339	$1.218574	0
	2010	$1.131545	$1.157339	48,562
	2009	$1.106593	$1.131545	71,184
	2008	$1.049832	$1.106593	115,345
	2007	$1.011405	$1.049832	0
	2006	$0.999983	$1.011405	0
	2005	$1.000000	$0.999983	0
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1)	2012	$1.265900	$1.405556	0
Subaccount Inception Date November 10, 2008	2011	$1.333173	$1.265900	0
	2010	$1.234087	$1.333173	0
	2009	$1.012438	$1.234087	0
	2008	$1.000000	$1.012438	0
Fidelity ® VIP Index 500 Portfolio – Service Class 2	2012	$1.077593	$1.222693	0
Subaccount Inception Date January 12, 2004	2011	$1.078778	$1.077593	0
	2010	$0.958136	$1.078778	0
	2009	$0.773022	$0.958136	0
	2008	$1.253594	$0.773022	0
	2007	$1.214612	$1.253594	0
	2006	$1.072124	$1.214612	0
	2005	$1.000000	$1.072124	0
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.313086	$1.481755	0
Subaccount Inception Date November 10, 2008	2011	$1.362737	$1.313086	0
	2010	$1.261486	$1.362737	0
	2009	$0.989766	$1.261486	0
	2008	$1.000000	$0.989766	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.90%
		Beginning AUV	Ending AUV	# Units
ProFund VP Asia 30	2012	$0.682536	$0.773401	0
Subaccount Inception Date September 6, 2007	2011	$0.952684	$0.682536	0
	2010	$0.852252	$0.952684	0
	2009	$0.563190	$0.852252	0
	2008	$1.167100	$0.563190	0
	2007	$1.000000	$1.167100	0
ProFund VP Basic Materials	2012	$0.883429	$0.940438	0
Subaccount Inception Date September 6, 2007	2011	$1.073608	$0.883429	0
	2010	$0.843507	$1.073608	0
	2009	$0.529358	$0.843507	0
	2008	$1.110571	$0.529358	0
	2007	$1.000000	$1.110571	0
ProFund VP Bull	2012	$0.772720	$0.863542	0
Subaccount Inception Date June 21, 2007	2011	$0.787373	$0.772720	0
	2010	$0.712684	$0.787373	0
	2009	$0.584043	$0.712684	0
	2008	$0.954883	$0.584043	0
	2007	$1.000000	$0.954883	0
ProFund VP Consumer Services	2012	$0.974335	$1.167375	0
Subaccount Inception Date September 6, 2007	2011	$0.941064	$0.974335	0
	2010	$0.789969	$0.941064	0
	2009	$0.615403	$0.789969	0
	2008	$0.913973	$0.615403	0
	2007	$1.000000	$0.913973	0
ProFund VP Emerging Markets	2012	$0.758787	$0.793485	0
Subaccount Inception Date September 6, 2007	2011	$0.962925	$0.758787	0
	2010	$0.893887	$0.962925	0
	2009	$0.561019	$0.893887	0
	2008	$1.145606	$0.561019	0
	2007	$1.000000	$1.145606	0
ProFund VP Europe 30	2012	$0.660252	$0.755404	0
Subaccount Inception Date September 6, 2007	2011	$0.738385	$0.660252	0
	2010	$0.733101	$0.738385	0
	2009	$0.564670	$0.733101	0
	2008	$1.027680	$0.564670	0
	2007	$1.000000	$1.027680	0
ProFund VP Falling US Dollar	2012	$0.910036	$0.886101	0
Subaccount Inception Date September 6, 2007	2011	$0.953250	$0.910036	0
	2010	$0.997165	$0.953250	0
	2009	$0.983507	$0.997165	0
	2008	$1.056286	$0.983507	0
	2007	$1.000000	$1.056286	0
ProFund VP Financials	2012	$0.435024	$0.532446	0
Subaccount Inception Date September 6, 2007	2011	$0.514432	$0.435024	0
	2010	$0.472553	$0.514432	0
	2009	$0.418686	$0.472553	0
	2008	$0.862748	$0.418686	0
	2007	$1.000000	$0.862748	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.90%
		Beginning AUV	Ending AUV	# Units
ProFund VP International	2012	$0.598682	$0.681083	0
Subaccount Inception Date September 6, 2007	2011	$0.712169	$0.598682	0
	2010	$0.673163	$0.712169	0
	2009	$0.550323	$0.673163	0
	2008	$1.008716	$0.550323	0
	2007	$1.000000	$1.008716	0
ProFund VP Japan	2012	$0.419912	$0.506604	0
Subaccount Inception Date September 6, 2007	2011	$0.525266	$0.419912	0
	2010	$0.572666	$0.525266	0
	2009	$0.528921	$0.572666	0
	2008	$0.911187	$0.528921	0
	2007	$1.000000	$0.911187	0
ProFund VP Mid-Cap	2012	$0.879189	$0.996782	0
Subaccount Inception Date September 6, 2007	2011	$0.934983	$0.879189	0
	2010	$0.768041	$0.934983	0
	2009	$0.588998	$0.768041	0
	2008	$0.973930	$0.588998	0
	2007	$1.000000	$0.973930	0
ProFund VP Money Market	2012	$0.944076	$0.926557	0
Subaccount Inception Date June 21, 2007	2011	$0.961785	$0.944076	0
	2010	$0.979862	$0.961785	0
	2009	$0.998149	$0.979862	0
	2008	$1.008694	$0.998149	0
	2007	$1.000000	$1.008694	0
ProFund VP Oil & Gas	2012	$0.885883	$0.894468	0
Subaccount Inception Date September 6, 2007	2011	$0.882855	$0.885883	0
	2010	$0.763933	$0.882855	0
	2009	$0.673985	$0.763933	0
	2008	$1.089359	$0.673985	0
	2007	$1.000000	$1.089359	0
ProFund VP NASDAQ-100	2012	$1.031230	$1.176167	0
Subaccount Inception Date June 21, 2007	2011	$1.035715	$1.031230	0
	2010	$0.892549	$1.035715	0
	2009	$0.598329	$0.892549	0
	2008	$1.060124	$0.598329	0
	2007	$1.000000	$1.060124	0
ProFund VP Pharmaceuticals	2012	$1.016247	$1.115420	0
Subaccount Inception Date September 6, 2007	2011	$0.891672	$1.016247	0
	2010	$0.904299	$0.891672	0
	2009	$0.788284	$0.904299	0
	2008	$0.998017	$0.788284	0
	2007	$1.000000	$0.998017	0
ProFund VP Precious Metals	2012	$1.097520	$0.920280	0
Subaccount Inception Date September 6, 2007	2011	$1.384335	$1.097520	0
	2010	$1.061176	$1.384335	0
	2009	$0.799059	$1.061176	0
	2008	$1.176076	$0.799059	0
	2007	$1.000000	$1.176076	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.90%
		Beginning AUV	Ending AUV	# Units
ProFund VP Short Emerging Markets	2012	$0.467228	$0.398660	0
Subaccount Inception Date September 6, 2007	2011	$0.430209	$0.467228	0
	2010	$0.537373	$0.430209	0
	2009	$1.067757	$0.537373	0
	2008	$0.822895	$1.067757	0
	2007	$1.000000	$0.822895	0
ProFund VP Short International	2012	$0.761881	$0.596917	0
Subaccount Inception Date September 6, 2007	2011	$0.762562	$0.761881	0
	2010	$0.910944	$0.762562	0
	2009	$1.331457	$0.910944	0
	2008	$0.981581	$1.331457	0
	2007	$1.000000	$0.981581	0
ProFund VP Short NASDAQ-100	2012	$0.559007	$0.445414	0
Subaccount Inception Date September 6, 2007	2011	$0.636259	$0.559007	0
	2010	$0.822646	$0.636259	0
	2009	$1.412709	$0.822646	0
	2008	$0.971634	$1.412709	0
	2007	$1.000000	$0.971634	0
ProFund VP Short Small-Cap	2012	$0.543044	$0.431824	0
Subaccount Inception Date June 21, 2007	2011	$0.608662	$0.543044	0
	2010	$0.872889	$0.608662	0
	2009	$1.315296	$0.872889	0
	2008	$1.080207	$1.315296	0
	2007	$1.000000	$1.080207	0
ProFund VP Small-Cap	2012	$0.803725	$0.904988	0
Subaccount Inception Date June 21, 2007	2011	$0.868054	$0.803725	0
	2010	$0.708827	$0.868054	0
	2009	$0.572929	$0.708827	0
	2008	$0.903841	$0.572929	0
	2007	$1.000000	$0.903841	0
ProFund VP Small-Cap Value	2012	$0.828970	$0.944870	0
Subaccount Inception Date September 6, 2007	2011	$0.880831	$0.828970	0
	2010	$0.735090	$0.880831	0
	2009	$0.622126	$0.735090	0
	2008	$0.914657	$0.622126	0
	2007	$1.000000	$0.914657	0
ProFund VP Telecommunications	2012	$0.732729	$0.837775	0
Subaccount Inception Date September 6, 2007	2011	$0.732933	$0.732729	0
	2010	$0.645581	$0.732933	0
	2009	$0.612972	$0.645581	0
	2008	$0.952532	$0.612972	0
	2007	$1.000000	$0.952532	0
ProFund VP UltraSmall-Cap	2012	$0.468799	$0.595797	0
Subaccount Inception Date September 6, 2007	2011	$0.588543	$0.468799	0
	2010	$0.404016	$0.588543	0
	2009	$0.293692	$0.404016	0
	2008	$0.885159	$0.293692	0
	2007	$1.000000	$0.885159	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.90%
		Beginning AUV	Ending AUV	# Units
ProFund VP U.S. Government Plus	2012	$1.597727	$1.583054	0
Subaccount Inception Date September 6, 2007	2011	$1.134344	$1.597727	0
	2010	$1.049714	$1.134344	0
	2009	$1.587504	$1.049714	0
	2008	$1.080208	$1.587504	0
	2007	$1.000000	$1.080208	0
ProFund VP Utilities	2012	$0.950634	0.934135	0
Subaccount Inception Date September 6, 2007	2011	$0.824321	$0.950634	0
	2010	$0.792799	$0.824321	0
	2009	$0.729543	$0.792799	0
	2008	$1.072774	$0.729543	0
	2007	$1.000000	$1.072774	0
Access VP High Yield FundSM	2012	$1.272232	$1.424719	0
Subaccount Inception Date September 6, 2007	2011	$1.261722	$1.272232	0
	2010	$1.104782	$1.261722	0
	2009	$0.962911	$1.104782	0
	2008	$1.029059	$0.962911	0
	2007	$1.000000	$1.029059	0
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.017003	0
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.006254	0
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.001328	0
TA Market Participation Strategy - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.988629	0

Subaccount	Year	Separate Account Expense 1.80%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.232876	$1.298110	11,719
Subaccount Inception Date January 12, 2004	2011	$1.226111	$1.232876	48,966
	2010	$1.148198	$1.226111	243,242
	2009	$0.935815	$1.148198	294,738
	2008	$1.212160	$0.935815	272,303
	2007	$1.162635	$1.212160	446,745
	2006	$1.084366	$1.162635	123,561
	2005	$1.051177	$1.084366	119,614
	2004	$1.000000	$1.051177	117,236
TA Asset Allocation - Growth - Service Class	2012	$1.128153	$1.245402	0
Subaccount Inception Date January 12, 2004	2011	$1.217780	$1.128153	0
	2010	$1.081295	$1.217780	0
	2009	$0.849721	$1.081295	15,351
	2008	$1.435962	$0.849721	14,406
	2007	$1.359522	$1.435962	247,303
	2006	$1.200505	$1.359522	203,708
	2005	$1.091862	$1.200505	50,507
	2004	$1.000000	$1.091862	24,604

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.80%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Service Class	2012	$1.245742	$1.335089	2,493
Subaccount Inception Date January 12, 2004	2011	$1.264417	$1.245742	62,715
	2010	$1.168695	$1.264417	181,705
	2009	$0.942750	$1.168695	606,169
	2008	$1.300433	$0.942750	676,248
	2007	$1.228924	$1.300433	1,090,274
	2006	$1.124851	$1.228924	978,078
	2005	$1.068838	$1.124851	435,484
	2004	$1.000000	$1.068838	407,908
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.211088	$1.312969	0
Subaccount Inception Date January 12, 2004	2011	$1.261551	$1.211088	29,505
	2010	$1.142537	$1.261551	68,036
	2009	$0.909593	$1.142537	275,437
	2008	$1.380547	$0.909593	292,486
	2007	$1.306758	$1.380547	827,847
	2006	$1.171596	$1.306758	692,335
	2005	$1.087101	$1.171596	386,343
	2004	$1.000000	$1.087101	153,509
TA International Moderate Growth - Service Class	2012	$0.856962	$0.946795	35,808
Subaccount Inception Date May 1, 2006	2011	$0.943458	$0.856962	41,875
	2010	$0.871200	$0.943458	105,534
	2009	$0.685764	$0.871200	82,585
	2008	$1.096293	$0.685764	84,690
	2007	$1.028754	$1.096293	113,428
	2006	$1.000000	$1.028754	0
TA Barrow Hanley Dividend Focused - Service Class(3)	2012	$1.202246	$1.316328	0
Subaccount Inception Date January 12, 2004	2011	$1.194495	$1.202246	0
	2010	$1.103931	$1.194495	24,646
	2009	$0.988274	$1.103931	28,912
	2008	$1.525927	$0.988274	29,494
	2007	$1.488800	$1.525927	218,844
	2006	$1.299548	$1.488800	21,932
	2005	$1.143055	$1.299548	8,491
	2004	$1.000000	$1.143055	61,859
TA Clarion Global Real Estate Securities - Service Class	2012	$1.435633	$1.762342	0
Subaccount Inception Date January 12, 2004	2011	$1.554862	$1.435633	0
	2010	$1.372801	$1.554862	547
	2009	$1.050718	$1.372801	15,672
	2008	$1.860268	$1.050718	19,165
	2007	$2.034470	$1.860268	58,183
	2006	$1.459318	$2.034470	69,664
	2005	$1.312492	$1.459318	22,497
	2004	$1.000000	$1.312492	22,275
TA JPMorgan Tactical Allocation - Service Class	2012	$1.007272	$1.063268	0
Subaccount Inception Date January 12, 2004	2011	$0.991212	$1.007272	0
	2010	$1.013286	$0.991212	9,675
	2009	$0.992388	$1.013286	47,724
	2008	$1.059562	$0.992388	61,005
	2007	$1.086312	$1.059562	249,035
	2006	$1.079144	$1.086312	632,342
	2005	$1.048963	$1.079144	710,568
	2004	$1.000000	$1.048963	739,063

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.80%
		Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class	2012	$0.874486	$0.966310	0
Subaccount Inception Date November 19, 2009	2011	$0.998105	$0.874486	0
	2010	$0.985496	$0.998105	0
	2009	$0.986567	$0.985496	0
TA PIMCO Tactical - Balanced - Service Class(4)	2012	$0.918114	$0.910655	0
Subaccount Inception Date November 19, 2009	2011	$0.967578	$0.918114	0
	2010	$1.020318	$0.967578	0
	2009	$0.998154	$1.020318	0
TA PIMCO Tactical - Conservative - Service Class(5)	2012	$0.893389	$0.890882	0
Subaccount Inception Date November 19, 2009	2011	$0.982753	$0.893389	0
	2010	$1.022067	$0.982753	0
	2009	$0.997261	$1.022067	0
TA PIMCO Tactical - Growth - Service Class(6)	2012	$0.864655	$0.855161	0
Subaccount Inception Date November 19, 2009	2011	$0.995864	$0.864655	0
	2010	$1.020987	$0.995864	0
	2009	$0.996392	$1.020987	0
TA Hanlon Income - Service Class	2012	$0.997741	$1.014015	0
Subaccount Inception Date November 19, 2009	2011	$0.986747	$0.997741	0
	2010	$1.003336	$0.986747	0
	2009	$0.999951	$1.003336	0
TA Jennison Growth - Service Class	2012	$1.021487	$1.157942	0
Subaccount Inception Date April 29, 2010	2011	$1.047919	$1.021487	0
	2010	$1.000000	$1.047919	0
TA JPMorgan Core Bond - Service Class	2012	$1.347229	$1.386196	0
Subaccount Inception Date January 12, 2004	2011	$1.278831	$1.347229	0
	2010	$1.205469	$1.278831	33,551
	2009	$1.121904	$1.205469	47,559
	2008	$1.085168	$1.121904	46,621
	2007	$1.036256	$1.085168	154,768
	2006	$1.017904	$1.036256	10,106
	2005	$1.015194	$1.017904	25,428
	2004	$1.000000	$1.015194	24,714
TA JPMorgan Enhanced Index - Service Class	2012	$1.091749	$1.244932	0
Subaccount Inception Date January 12, 2004	2011	$1.106111	$1.091749	0
	2010	$0.980382	$1.106111	0
	2009	$0.771789	$0.980382	0
	2008	$1.257615	$0.771789	1,596
	2007	$1.227566	$1.257615	2,809
	2006	$1.086946	$1.227566	3,141
	2005	$1.072162	$1.086946	3,373
	2004	$1.000000	$1.072162	0
TA Morgan Stanley Capital Growth - Service Class	2012	$1.085615	$1.228446	0
Subaccount Inception Date January 12, 2004	2011	$1.175510	$1.085615	0
	2010	$0.941615	$1.175510	0
	2009	$0.751423	$0.941615	0
	2008	$1.205501	$0.751423	804
	2007	$1.218021	$1.205501	64,242
	2006	$1.048149	$1.218021	66,788
	2005	$1.027843	$1.048149	60,434
	2004	$1.000000	$1.027843	115,638

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.80%
		Beginning AUV	Ending AUV	# Units
TA AEGON High Yield Bond - Service Class	2012	$1.370128	$1.575912	0
Subaccount Inception Date January 12, 2004	2011	$1.334201	$1.370128	0
	2010	$1.210865	$1.334201	0
	2009	$0.839350	$1.210865	0
	2008	$1.146436	$0.839350	0
	2007	$1.147357	$1.146436	6,932
	2006	$1.055853	$1.147357	2,343
	2005	$1.058897	$1.055853	0
	2004	$1.000000	$1.058897	0
TA MFS International Equity - Service Class	2012	$0.788612	$0.944035	0
Subaccount Inception Date May 1, 2007	2011	$0.894149	$0.788612	0
	2010	$0.825181	$0.894149	0
	2009	$0.635246	$0.825181	0
	2008	$1.003320	$0.635246	0
	2007	$1.000000	$1.003320	0
TA PIMCO Total Return - Service Class	2012	$1.312340	$1.383413	2,770
Subaccount Inception Date January 12, 2004	2011	$1.260908	$1.312340	27,794
	2010	$1.200353	$1.260908	44,735
	2009	$1.055679	$1.200353	15,376
	2008	$1.108818	$1.055679	3,172
	2007	$1.037532	$1.108818	4,431
	2006	$1.016537	$1.037532	4,792
	2005	$1.014174	$1.016537	16,807
	2004	$1.000000	$1.014174	17,123
TA T. Rowe Price Small Cap - Service Class	2012	$1.373928	$1.557496	0
Subaccount Inception Date January 12, 2004	2011	$1.377765	$1.373928	0
	2010	$1.046212	$1.377765	0
	2009	$0.769931	$1.046212	0
	2008	$1.232545	$0.769931	775
	2007	$1.148359	$1.232545	7,819
	2006	$1.131203	$1.148359	10,307
	2005	$1.043050	$1.131203	9,628
	2004	$1.000000	$1.043050	7,703
TA Third Avenue Value - Service Class(7)	2012	$1.116404	$1.321767	0
Subaccount Inception Date January 12, 2004	2011	$1.329115	$1.116404	0
	2010	$1.174840	$1.329115	34,603
	2009	$0.889090	$1.174840	55,733
	2008	$1.541622	$0.889090	73,045
	2007	$1.554845	$1.541622	646,656
	2006	$1.366974	$1.554845	509,866
	2005	$1.174568	$1.366974	481,739
	2004	$1.000000	$1.174568	534,566
TA Efficient Markets - Service Class(8)	2012	$1.272722	$1.402676	23,680
Subaccount Inception Date November 10, 2008	2011	$1.324610	$1.272722	24,878
	2010	$1.199928	$1.324610	26,475
	2009	$1.036413	$1.199928	0
	2008	$1.000000	$1.036413	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.80%
		Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class	2012	$1.375842	$1.518917	11,413
Subaccount Inception Date January 12, 2004	2011	$1.349910	$1.375842	74,968
	2010	$1.109256	$1.349910	77,126
	2009	$0.896650	$1.109256	9,898
	2008	$1.353859	$0.896650	13,240
	2007	$1.215742	$1.353859	44,701
	2006	$1.138089	$1.215742	18,208
	2005	$1.074797	$1.138089	13,006
	2004	$1.000000	$1.074797	10,107
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.174163	$1.220127	0
Subaccount Inception Date January 12, 2004	2011	$1.175673	$1.174163	0
	2010	$1.096490	$1.175673	2,400
	2009	$0.851013	$1.096490	4,638
	2008	$1.375201	$0.851013	5,059
	2007	$1.183625	$1.375201	17,585
	2006	$1.088898	$1.183625	11,156
	2005	$1.070527	$1.088898	6,244
	2004	$1.000000	$1.070527	4,933
TA WMC Diversified Growth - Service Class	2012	$1.139660	$1.263392	0
Subaccount Inception Date January 12, 2004	2011	$1.207586	$1.139660	0
	2010	$1.046376	$1.207586	8
	2009	$0.826397	$1.046376	10,441
	2008	$1.563107	$0.826397	10,922
	2007	$1.371371	$1.563107	204,682
	2006	$1.288028	$1.371371	570,704
	2005	$1.127590	$1.288028	472,170
	2004	$1.000000	$1.127590	504,708
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.005064	$1.054133	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$1.005064	0
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.988334	$1.077111	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$0.988334	0
TA AEGON Money Market - Service Class	2012	$1.003061	$0.985282	3,979
Subaccount Inception Date January 12, 2004	2011	$1.021012	$1.003061	4,327
	2010	$1.039331	$1.021012	49,193
	2009	$1.057911	$1.039331	464,032
	2008	$1.054195	$1.057911	540,857
	2007	$1.024443	$1.054195	34,543
	2006	$0.998211	$1.024443	155,495
	2005	$0.990115	$0.998211	69,449
	2004	$1.000000	$0.990115	146,039
TA Systematic Small Mid Cap Value - Service Class(7)	2012	$1.748385	$1.992795	0
Subaccount Inception Date May 1, 2004	2011	$1.832171	$1.748385	0
	2010	$1.434148	$1.832171	6,854
	2009	$1.021666	$1.434148	35,333
	2008	$1.764466	$1.021666	39,065
	2007	$1.444156	$1.764466	216,278
	2006	$1.247782	$1.444156	9,524
	2005	$1.121464	$1.247782	0
	2004	$1.000000	$1.121464	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.80%
		Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities - Service Class	2012	$1.230314	$1.267234	11,071
Subaccount Inception Date January 12, 2004	2011	$1.167350	$1.230314	11,616
	2010	$1.140205	$1.167350	52,284
	2009	$1.113971	$1.140205	24,201
	2008	$1.055786	$1.113971	24,354
	2007	$1.016141	$1.055786	17,402
	2006	$1.003688	$1.016141	0
	2005	$1.001856	$1.003688	0
	2004	$1.000000	$1.001856	0
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.087169	$1.138517	0
Subaccount Inception Date November 19, 2009	2011	$1.072639	$1.087169	0
	2010	$0.997901	$1.072639	0
	2009	$0.999951	$0.997901	0
TA Vanguard ETF - Balanced - Service Class(10)	2012	$1.012608	$1.078133	0
Subaccount Inception Date May 1, 2008	2011	$1.015898	$1.012608	0
	2010	$0.934286	$1.015898	0
	2009	$0.816191	$0.934286	0
	2008	$1.000000	$0.816191	0
TA Vanguard ETF - Growth - Service Class(8)(11)	2012	$0.939702	$1.029644	0
Subaccount Inception Date May 1, 2008	2011	$0.967555	$0.939702	0
	2010	$0.871619	$0.967555	0
	2009	$0.720336	$0.871619	0
	2008	$1.000000	$0.720336	0
TA Vanguard ETF - Aggressive Growth - Service Class(12)	2012	$1.086040	$1.243479	0
Subaccount Inception Date November 19, 2009	2011	$1.150649	$1.086040	0
	2010	$1.023848	$1.150649	0
	2009	$0.999951	$1.023848	0
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.382643	$1.477247	0
Subaccount Inception Date January 12, 2004	2011	$1.512086	$1.382643	0
	2010	$1.152331	$1.512086	0
	2009	$0.732620	$1.152331	0
	2008	$1.392557	$0.732620	0
	2007	$1.159827	$1.392557	7,743
	2006	$1.077317	$1.159827	2,612
	2005	$1.021931	$1.077317	311
	2004	$1.000000	$1.021931	316
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.230314	$1.267234	0
Subaccount Inception Date January 12, 2004	2011	$1.167350	$1.230314	0
	2010	$1.140205	$1.167350	3,127
	2009	$1.113971	$1.140205	99,024
	2008	$1.055786	$1.113971	176,795
	2007	$1.016141	$1.055786	8,022
	2006	$1.003688	$1.016141	0
	2005	$1.001856	$1.003688	0
	2004	$1.000000	$1.001856	0
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	2012	$1.269795	$1.411267	30,544
Subaccount Inception Date November 10, 2008	2011	$1.335965	$1.269795	32,000
	2010	$1.235456	$1.335965	28,037
	2009	$1.012578	$1.235456	680
	2008	$1.000000	$1.012578	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.80%
		Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Index 500 Portfolio – Service Class 2	2012	$1.110511	$1.261290	0
Subaccount Inception Date January 12, 2004	2011	$1.110646	$1.110511	0
	2010	$0.985477	$1.110646	0
	2009	$0.794307	$0.985477	2,458
	2008	$1.286851	$0.794307	2,816
	2007	$1.245599	$1.286851	11,135
	2006	$1.098396	$1.245599	8,220
	2005	$1.069396	$1.098396	1,277
	2004	$1.000000	$1.069396	0
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	2012	$1.317132	$1.487796	0
Subaccount Inception Date November 10, 2008	2011	$1.365595	$1.317132	0
	2010	$1.262890	$1.365595	0
	2009	$0.989903	$1.262890	0
	2008	$1.000000	$0.989903	0
ProFund VP Asia 30	2012	$0.685443	$0.777466	0
Subaccount Inception Date September 6, 2007	2011	$0.955791	$0.685443	0
	2010	$0.854199	$0.955791	0
	2009	$0.563929	$0.854199	0
	2008	$1.167472	$0.563929	0
	2007	$1.000000	$1.167472	0
ProFund VP Basic Materials	2012	$0.887229	$0.945417	0
Subaccount Inception Date September 6, 2007	2011	$1.077156	$0.887229	0
	2010	$0.845461	$1.077156	0
	2009	$0.530060	$0.845461	0
	2008	$1.110931	$0.530060	0
	2007	$1.000000	$1.110931	0
ProFund VP Bull	2012	$0.776169	$0.868267	0
Subaccount Inception Date June 21, 2007	2011	$0.790103	$0.776169	0
	2010	$0.714456	$0.790103	0
	2009	$0.584927	$0.714456	0
	2008	$0.955391	$0.584927	0
	2007	$1.000000	$0.955391	0
ProFund VP Consumer Services	2012	$0.978484	$1.173504	0
Subaccount Inception Date September 6, 2007	2011	$0.944142	$0.978484	0
	2010	$0.791777	$0.944142	0
	2009	$0.616206	$0.791777	0
	2008	$0.914264	$0.616206	0
	2007	$1.000000	$0.914264	0
ProFund VP Emerging Markets	2012	$0.762025	$0.797660	0
Subaccount Inception Date September 6, 2007	2011	$0.966076	$0.762025	0
	2010	$0.895927	$0.966076	0
	2009	$0.561754	$0.895927	0
	2008	$1.145969	$0.561754	0
	2007	$1.000000	$1.145969	0
ProFund VP Europe 30	2012	$0.663052	$0.759352	0
Subaccount Inception Date September 6, 2007	2011	$0.740792	$0.663052	0
	2010	$0.734770	$0.740792	0
	2009	$0.565411	$0.734770	0
	2008	$1.028008	$0.565411	0
	2007	$1.000000	$1.028008	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.80%
		Beginning AUV	Ending AUV	# Units
ProFund VP Falling US Dollar	2012	$0.913911	$0.890754	0
Subaccount Inception Date September 6, 2007	2011	$0.956370	$0.913911	0
	2010	$0.999448	$0.956370	0
	2009	$0.984789	$0.999448	0
	2008	$1.056621	$0.984789	0
	2007	$1.000000	$1.056621	0
ProFund VP Financials	2012	$0.436873	$0.535232	0
Subaccount Inception Date September 6, 2007	2011	$0.516114	$0.436873	0
	2010	$0.473632	$0.516114	0
	2009	$0.419232	$0.473632	0
	2008	$0.863020	$0.419232	0
	2007	$1.000000	$0.863020	0
ProFund VP International	2012	$0.601232	$0.684648	0
Subaccount Inception Date September 6, 2007	2011	$0.714494	$0.601232	0
	2010	$0.674702	$0.714494	0
	2009	$0.551042	$0.674702	0
	2008	$1.009042	$0.551042	0
	2007	$1.000000	$1.009042	0
ProFund VP Japan	2012	$0.421713	$0.509282	0
Subaccount Inception Date September 6, 2007	2011	$0.526999	$0.421713	0
	2010	$0.573994	$0.526999	0
	2009	$0.529615	$0.573994	0
	2008	$0.911470	$0.529615	0
	2007	$1.000000	$0.911470	0
ProFund VP Mid-Cap	2012	$0.882957	$1.002040	0
Subaccount Inception Date September 6, 2007	2011	$0.938061	$0.882957	0
	2010	$0.769815	$0.938061	0
	2009	$0.589773	$0.769815	0
	2008	$0.974242	$0.589773	0
	2007	$1.000000	$0.974242	0
ProFund VP Money Market	2012	$0.948247	$0.931575	0
Subaccount Inception Date June 21, 2007	2011	$0.965068	$0.948247	0
	2010	$0.982242	$0.965068	0
	2009	$0.999623	$0.982242	0
	2008	$1.009221	$0.999623	0
	2007	$1.000000	$1.009221	0
ProFund VP Oil & Gas	2012	$0.889653	$0.899155	0
Subaccount Inception Date September 6, 2007	2011	$0.885743	$0.889653	0
	2010	$0.765677	$0.885743	1,132
	2009	$0.674860	$0.765677	4,359
	2008	$1.089701	$0.674860	4,978
	2007	$1.000000	$1.089701	0
ProFund VP NASDAQ-100	2012	$1.035867	$1.182612	0
Subaccount Inception Date June 21, 2007	2011	$1.039348	$1.035867	0
	2010	$0.894802	$1.039348	0
	2009	$0.599242	$0.894802	0
	2008	$1.060682	$0.599242	0
	2007	$1.000000	$1.060682	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.80%
		Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals	2012	$1.020573	$1.121274	0
Subaccount Inception Date September 6, 2007	2011	$0.894595	$1.020573	0
	2010	$0.906375	$0.894595	0
	2009	$0.789324	$0.906375	0
	2008	$0.998341	$0.789324	0
	2007	$1.000000	$0.998341	0
ProFund VP Precious Metals	2012	$1.102199	$0.925120	0
Subaccount Inception Date September 6, 2007	2011	$1.388878	$1.102199	0
	2010	$1.063614	$1.388878	0
	2009	$0.800110	$1.063614	0
	2008	$1.176452	$0.800110	0
	2007	$1.000000	$1.176452	0
ProFund VP Short Emerging Markets	2012	$0.469204	$0.400744	0
Subaccount Inception Date September 6, 2007	2011	$0.431616	$0.469204	0
	2010	$0.538600	$0.431616	0
	2009	$1.069142	$0.538600	0
	2008	$0.823154	$1.069142	0
	2007	$1.000000	$0.823154	0
ProFund VP Short International	2012	$0.765134	$0.600051	0
Subaccount Inception Date September 6, 2007	2011	$0.765072	$0.765134	0
	2010	$0.913034	$0.765072	0
	2009	$1.333202	$0.913034	0
	2008	$0.981898	$1.333202	0
	2007	$1.000000	$0.981898	0
ProFund VP Short NASDAQ-100	2012	$0.561383	$0.447755	0
Subaccount Inception Date September 6, 2007	2011	$0.638340	$0.561383	0
	2010	$0.824525	$0.638340	0
	2009	$1.414547	$0.824525	0
	2008	$0.971941	$1.414547	0
	2007	$1.000000	$0.971941	0
ProFund VP Short Small-Cap	2012	$0.545464	$0.434170	0
Subaccount Inception Date June 21, 2007	2011	$0.610778	$0.545464	0
	2010	$0.875064	$0.610778	0
	2009	$1.317261	$0.875064	0
	2008	$1.080762	$1.317261	0
	2007	$1.000000	$1.080762	0
ProFund VP Small-Cap	2012	$0.807286	$0.909895	0
Subaccount Inception Date June 21, 2007	2011	$0.871057	$0.807286	0
	2010	$0.710581	$0.871057	0
	2009	$0.573789	$0.710581	0
	2008	$0.904319	$0.573789	0
	2007	$1.000000	$0.904319	0
ProFund VP Small-Cap Value	2012	$0.832490	$0.949814	0
Subaccount Inception Date September 6, 2007	2011	$0.883705	$0.832490	0
	2010	$0.736766	$0.883705	0
	2009	$0.622942	$0.736766	0
	2008	$0.914950	$0.622942	0
	2007	$1.000000	$0.914950	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.80%
		Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications	2012	$0.735837	$0.842139	0
Subaccount Inception Date September 6, 2007	2011	$0.735321	$0.735837	0
	2010	$0.647053	$0.735321	0
	2009	$0.613770	$0.647053	0
	2008	$0.952838	$0.613770	0
	2007	$1.000000	$0.952838	0
ProFund VP UltraSmall - Cap	2012	$0.470777	0.598897	0
Subaccount Inception Date September 6, 2007	2011	$0.590449	$0.470777	0
	2010	$0.404920	$0.590449	0
	2009	$0.294072	$0.404920	0
	2008	$0.885444	$0.294072	0
	2007	$1.000000	$0.885444	0
ProFund VP U.S. Government Plus	2012	$1.604503	$1.591330	0
Subaccount Inception Date September 6, 2007	2011	$1.138054	$1.604503	0
	2010	$1.052113	$1.138054	0
	2009	$1.589561	$1.052113	0
	2008	$1.080550	$1.589561	0
	2007	$1.000000	$1.080550	0
ProFund VP Utilities	2012	$0.954638	$0.939002	0
Subaccount Inception Date September 6, 2007	2011	$0.826984	$0.954638	0
	2010	$0.794599	$0.826984	0
	2009	$0.730488	$0.794599	0
	2008	$1.073114	$0.730488	0
	2007	$1.000000	$1.073114	0
Access VP High Yield FundSM	2012	$1.277656	$1.432218	0
Subaccount Inception Date September 6, 2007	2011	$1.265850	$1.277656	0
	2010	$1.107313	$1.265850	0
	2009	$0.964171	$1.107313	0
	2008	$1.029388	$0.964171	0
	2007	$1.000000	$1.029388	0
TA AEGON Tactical Vanguard ETF - Balanced-Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.017676	0
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.006923	0
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.001982	0
TA Market Participation Strategy - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.988910	0

Subaccount	Year	Separate Account Expense 1.75%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.237743	$1.303864	349,087
Subaccount Inception Date January 12, 2004	2011	$1.230351	$1.237743	239,504
	2010	$1.151608	$1.230351	1,532,537
	2009	$0.938124	$1.151608	1,861,823
	2008	$1.214542	$0.938124	220,025
	2007	$1.164335	$1.214542	354,175
	2006	$1.085416	$1.164335	459,235
	2005	$1.051679	$1.085416	365,544
	2004	$1.000000	$1.051679	153,645

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.75%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class	2012	$1.132555	$1.250875	91,603
Subaccount Inception Date January 12, 2004	2011	$1.221935	$1.132555	118,103
	2010	$1.084459	$1.221935	91,152
	2009	$0.851789	$1.084459	108,380
	2008	$1.438753	$0.851789	131,051
	2007	$1.361483	$1.438753	1,705,584
	2006	$1.201655	$1.361483	494,105
	2005	$1.092380	$1.201655	588,842
	2004	$1.000000	$1.092380	273,496
TA Asset Allocation - Moderate - Service Class	2012	$1.250618	$1.340971	2,313,059
Subaccount Inception Date January 12, 2004	2011	$1.268751	$1.250618	2,615,293
	2010	$1.172122	$1.268751	2,907,014
	2009	$0.945057	$1.172122	3,169,887
	2008	$1.302964	$0.945057	3,161,333
	2007	$1.230706	$1.302964	2,051,024
	2006	$1.125930	$1.230706	1,716,597
	2005	$1.069339	$1.125930	1,596,431
	2004	$1.000000	$1.069339	370,007
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.215842	$1.318768	2,391,676
Subaccount Inception Date January 12, 2004	2011	$1.265894	$1.215842	2,534,130
	2010	$1.145900	$1.265894	2,711,445
	2009	$0.911831	$1.145900	2,897,668
	2008	$1.383254	$0.911831	3,177,866
	2007	$1.308673	$1.383254	3,002,959
	2006	$1.172733	$1.308673	2,092,479
	2005	$1.087623	$1.172733	1,083,909
	2004	$1.000000	$1.087623	322,064
TA International Moderate Growth - Service Class	2012	$0.859336	$0.949894	230,543
Subaccount Inception Date May 1, 2006	2011	$0.945602	$0.859336	258,880
	2010	$0.872753	$0.945602	266,380
	2009	$0.686639	$0.872753	276,406
	2008	$1.097167	$0.686639	271,996
	2007	$1.029080	$1.097167	352,778
	2006	$1.000000	$1.029080	231,775
TA Barrow Hanley Dividend Focused - Service Class(3)	2012	$1.206948	$1.322123	76,549
Subaccount Inception Date January 12, 2004	2011	$1.198577	$1.206948	54,397
	2010	$1.107158	$1.198577	70,308
	2009	$0.990686	$1.107158	28,558
	2008	$1.528900	$0.990686	5,072
	2007	$1.490970	$1.528900	66,578
	2006	$1.300801	$1.490970	70,040
	2005	$1.143595	$1.300801	18,461
	2004	$1.000000	$1.143595	3,633
TA Clarion Global Real Estate Securities - Service Class	2012	$1.441295	$1.770160	23,327
Subaccount Inception Date January 12, 2004	2011	$1.560224	$1.441295	24,817
	2010	$1.376860	$1.560224	38,003
	2009	$1.053299	$1.376860	35,676
	2008	$1.863929	$1.053299	42,691
	2007	$2.037464	$1.863929	65,632
	2006	$1.460741	$2.037464	120,825
	2005	$1.313124	$1.460741	52,013
	2004	$1.000000	$1.313124	4,429

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.75%
		Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class	2012	$1.011240	$1.067972	42,205
Subaccount Inception Date January 12, 2004	2011	$0.994627	$1.011240	42,484
	2010	$1.016262	$0.994627	59,223
	2009	$0.994816	$1.016262	75,549
	2008	$1.061631	$0.994816	90,636
	2007	$1.087899	$1.061631	160,602
	2006	$1.080182	$1.087899	152,835
	2005	$1.049446	$1.080182	239,449
	2004	$1.000000	$1.049446	47,292
TA Janus Balanced - Service Class	2012	$0.875390	$0.967796	0
Subaccount Inception Date November 19, 2009	2011	$0.998657	$0.875390	0
	2010	$0.985557	$0.998657	0
	2009	$0.986568	$0.985557	0
TA PIMCO Tactical - Balanced - Service Class(4)	2012	$0.919076	$0.912062	0
Subaccount Inception Date November 19, 2009	2011	$0.968114	$0.919076	0
	2010	$1.020377	$0.968114	0
	2009	$0.998156	$1.020377	0
TA PIMCO Tactical - Conservative - Service Class(5)	2012	$0.894314	$0.892250	0
Subaccount Inception Date November 9, 2009	2011	$0.983287	$0.894314	0
	2010	$1.022125	$0.983287	0
	2009	$0.997262	$1.022125	0
TA PIMCO Tactical - Growth - Service Class(6)	2012	$0.865554	$0.856484	1,267
Subaccount Inception Date November 19, 2009	2011	$0.996415	$0.865554	1,318
	2010	$1.021045	$0.996415	1,318
	2009	$0.996394	$1.021045	0
TA Hanlon Income - Service Class	2012	$0.998774	$1.015555	0
Subaccount Inception Date November 9, 2009	2011	$0.987297	$0.998774	83,087
	2010	$1.003388	$0.987297	83,867
	2009	$0.999952	$1.003388	0
TA Jennison Growth - Service Class	2012	$1.022323	$1.159467	0
Subaccount Inception Date April 29, 2010	2011	$1.048271	$1.022323	2,443
	2010	$1.000000	$1.048271	2,445
TA JPMorgan Core Bond - Service Class	2012	$1.352552	$1.392364	90,914
Subaccount Inception Date January 12, 2004	2011	$1.283235	$1.352552	93,665
	2010	$1.209035	$1.283235	95,884
	2009	$1.124663	$1.209035	44,324
	2008	$1.087295	$1.124663	45,841
	2007	$1.037782	$1.087295	13,632
	2006	$1.018906	$1.037782	826
	2005	$1.015688	$1.018906	328
	2004	$1.000000	$1.015688	318
TA JPMorgan Enhanced Index - Service Class	2012	$1.096024	$1.250425	28,641
Subaccount Inception Date January 12, 2004	2011	$1.109905	$1.096024	0
	2010	$0.983274	$1.109905	0
	2009	$0.773672	$0.983274	0
	2008	$1.260060	$0.773672	0
	2007	$1.229336	$1.260060	0
	2006	$1.087983	$1.229336	0
	2005	$1.072669	$1.087983	0
	2004	$1.000000	$1.072669	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.75%
		Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class	2012	$1.089882	$1.233881	0
Subaccount Inception Date January 12, 2004	2011	$1.179554	$1.089882	2,184
	2010	$0.944393	$1.179554	2,186
	2009	$0.753269	$0.944393	4,643
	2008	$1.207860	$0.753269	4,647
	2007	$1.219792	$1.207860	16,178
	2006	$1.049153	$1.219792	12,703
	2005	$1.028330	$1.049153	9,871
	2004	$1.000000	$1.028330	8,401
TA AEGON High Yield Bond - Service Class	2012	$1.375486	$1.582860	37,318
Subaccount Inception Date January 12, 2004	2011	$1.338761	$1.375486	7,373
	2010	$1.214406	$1.338761	10,120
	2009	$0.841391	$1.214406	57,994
	2008	$1.148656	$0.841391	2,473
	2007	$1.149023	$1.148656	5,341
	2006	$1.056876	$1.149023	5,024
	2005	$1.059404	$1.056876	0
	2004	$1.000000	$1.059404	0
TA MFS International Equity - Service Class	2012	$0.790410	$0.946659	552
Subaccount Inception Date May 1, 2007	2011	$0.895751	$0.790410	46,827
	2010	$0.826264	$0.895751	31,077
	2009	$0.635768	$0.826264	584
	2008	$1.003646	$0.635768	3,808
	2007	$1.000000	$1.003646	4,823
TA PIMCO Total Return - Service Class	2012	$1.317487	$1.389528	194,693
Subaccount Inception Date January 12, 2004	2011	$1.265218	$1.317487	219,943
	2010	$1.203867	$1.265218	214,535
	2009	$1.058247	$1.203867	127,839
	2008	$1.110967	$1.058247	80,515
	2007	$1.039039	$1.110967	90,033
	2006	$1.017510	$1.039039	64,825
	2005	$1.014644	$1.017510	22,078
	2004	$1.000000	$1.014644	90
TA T. Rowe Price Small Cap - Service Class	2012	$1.379275	$1.564329	15,741
Subaccount Inception Date January 12, 2004	2011	$1.382451	$1.379275	19,401
	2010	$1.049271	$1.382451	22,809
	2009	$0.771794	$1.049271	7,088
	2008	$1.234936	$0.771794	6,680
	2007	$1.150022	$1.234936	14,287
	2006	$1.132292	$1.150022	1,104
	2005	$1.043546	$1.132292	3,291
	2004	$1.000000	$1.043546	548
TA Third Avenue Value - Service Class(7)	2012	$1.120751	$1.327577	28,666
Subaccount Inception Date January 12, 2004	2011	$1.333641	$1.120751	60,699
	2010	$1.178265	$1.333641	30,267
	2009	$0.891235	$1.178265	31,777
	2008	$1.544593	$0.891235	43,190
	2007	$1.557086	$1.544593	163,978
	2006	$1.368276	$1.557086	203,584
	2005	$1.175119	$1.368276	60,242
	2004	$1.000000	$1.175119	42,094

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.75%
		Beginning AUV	Ending AUV	# Units
TA Efficient Markets - Service Class(8)	2012	$1.274690	$1.405544	1,507
Subaccount Inception Date November 10, 2008	2011	$1.326002	$1.274690	1,530
	2010	$1.200602	$1.326002	1,512
	2009	$1.036485	$1.200602	1,546
	2008	$1.000000	$1.036485	0
TA Multi-Managed Balanced - Service Class	2012	$1.381252	$1.525646	113,929
Subaccount Inception Date January 12, 2004	2011	$1.354553	$1.381252	91,298
	2010	$1.112525	$1.354553	91,446
	2009	$0.898840	$1.112525	63,925
	2008	$1.356499	$0.898840	70,967
	2007	$1.217511	$1.356499	105,868
	2006	$1.139187	$1.217511	54,912
	2005	$1.075310	$1.139187	7,572
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.178750	$1.225508	0
Subaccount Inception Date January 12, 2004	2011	$1.179694	$1.178750	2,247
	2010	$1.099702	$1.179694	2,250
	2009	$0.853083	$1.099702	48,260
	2008	$1.377874	$0.853083	2,256
	2007	$1.185346	$1.377874	3,777
	2006	$1.089950	$1.185346	307
	2005	$1.071037	$1.089950	208
	2004	$1.000000	$1.071037	91
TA WMC Diversified Growth - Service Class	2012	$1.144134	$1.268971	42,772
Subaccount Inception Date January 12, 2004	2011	$1.211734	$1.144134	47,964
	2010	$1.049462	$1.211734	9,414
	2009	$0.828434	$1.049462	28,217
	2008	$1.566183	$0.828434	32,204
	2007	$1.373381	$1.566183	95,973
	2006	$1.289270	$1.373381	130,422
	2005	$1.128132	$1.289270	60,101
	2004	$1.000000	$1.128132	38,733
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.005094	$1.054692	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$1.005094	0
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.988360	$1.077677	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$0.988360	0
TA AEGON Money Market - Service Class	2012	$1.006982	$0.989626	1,277,293
Subaccount Inception Date January 12, 2004	2011	$1.024490	$1.006982	1,780,020
	2010	$1.042372	$1.024490	419,467
	2009	$1.060513	$1.042372	1,058,068
	2008	$1.056279	$1.060513	3,250,627
	2007	$1.025967	$1.056279	452,032
	2006	$0.999196	$1.025967	552,884
	2005	$0.990590	$0.999196	7,303
	2004	$1.000000	$0.990590	0
TA Systematic Small Mid Cap Value - Service Class(7)	2012	$1.754945	$2.001254	4,528
Subaccount Inception Date May 1, 2004	2011	$1.838141	$1.754945	10,393
	2010	$1.438119	$1.838141	7,611
	2009	$1.023994	$1.438119	14,765
	2008	$1.767617	$1.023994	101,918
	2007	$1.446022	$1.767617	133,360
	2006	$1.248786	$1.446022	127,006
	2005	$1.121826	$1.248786	23,081
	2004	$1.000000	$1.121826	6,613

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.75%
		Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities - Service Class	2012	$1.235129	$1.272820	88,475
Subaccount Inception Date January 12, 2004	2011	$1.171350	$1.235129	90,314
	2010	$1.143552	$1.171350	82,950
	2009	$1.116690	$1.143552	176,455
	2008	$1.057846	$1.116690	102,273
	2007	$1.017623	$1.057846	105,776
	2006	$1.004661	$1.017623	76,812
	2005	$1.002340	$1.004661	11,246
	2004	$1.000000	$1.002340	0
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.088293	$1.140253	0
Subaccount Inception Date November 19, 2009	2011	$1.073221	$1.088293	0
	2010	$0.997954	$1.073221	0
	2009	$0.999952	$0.997954	0
TA Vanguard ETF - Balanced - Service Class(10)	2012	$1.014433	$1.080606	16,777
Subaccount Inception Date May 1, 2008	2011	$1.017230	$1.014433	3,713
	2010	$0.935049	$1.017230	3,751
	2009	$0.816459	$0.935049	3,783
	2008	$1.000000	$0.816459	0
TA Vanguard ETF - Growth - Service Class(8)(11)	2012	$0.941380	$1.032001	20,330
Subaccount Inception Date May 1, 2008	2011	$0.968815	$0.941380	2,592
	2010	$0.872328	$0.968815	2,589
	2009	$0.720567	$0.872328	2,663
	2008	$1.000000	$0.720567	0
TA Vanguard ETF - Aggressive Growth - Service Class(12)	2012	$1.087159	$1.245360	0
Subaccount Inception Date November 19, 2009	2011	$1.151278	$1.087159	0
	2010	$1.023908	$1.151278	0
	2009	$0.999952	$1.023908	0
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.388050	$1.483743	19,994
Subaccount Inception Date January 12, 2004	2011	$1.517254	$1.388050	23,118
	2010	$1.155700	$1.517254	33,306
	2009	$0.734404	$1.155700	10,082
	2008	$1.395276	$0.734404	1,300
	2007	$1.161519	$1.395276	67,105
	2006	$1.078365	$1.161519	1,968
	2005	$1.022418	$1.078365	2,010
	2004	$1.000000	$1.022418	364
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.235129	$1.272820	242,176
Subaccount Inception Date January 12, 2004	2011	$1.171350	$1.235129	283,465
	2010	$1.143552	$1.171350	267,266
	2009	$1.116690	$1.143552	531,815
	2008	$1.057846	$1.116690	914,588
	2007	$1.017623	$1.057846	11,085
	2006	$1.004661	$1.017623	0
	2005	$1.002340	$1.004661	0
	2004	$1.000000	$1.002340	0
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1)	2012	$1.271752	$1.414139	12,974
Subaccount Inception Date November 10, 2008	2011	$1.337375	$1.271752	5,657
	2010	$1.236150	$1.337375	5,715
	2009	$1.012647	$1.236150	5,765
	2008	$1.000000	$1.012647	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.75%
		Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Index 500 Portfolio – Service Class 2	2012	$1.114881	$1.266871	8,035
Subaccount Inception Date January 12, 2004	2011	$1.114472	$1.114881	10,173
	2010	$0.988381	$1.114472	10,237
	2009	$0.796258	$0.988381	16,209
	2008	$1.289361	$0.796258	16,495
	2007	$1.247419	$1.289361	40,406
	2006	$1.099454	$1.247419	25,717
	2005	$1.069906	$1.099454	0
	2004	$1.000000	$1.069906	0
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.319158	$1.490817	1,429
Subaccount Inception Date November 10, 2008	2011	$1.367020	$1.319158	7,177
	2010	$1.263591	$1.367020	24,214
	2009	$0.989970	$1.263591	24,278
	2008	$1.000000	$0.989970	0
ProFund VP Asia 30	2012	$0.686900	$0.779502	0
Subaccount Inception Date September 6, 2007	2011	$0.957367	$0.686900	518
	2010	$0.855179	$0.957367	1,316
	2009	$0.564296	$0.855179	7,180
	2008	$1.167661	$0.564296	24,652
	2007	$1.000000	$1.167661	0
ProFund VP Basic Materials	2012	$0.889112	$0.947895	0
Subaccount Inception Date September 6, 2007	2011	$1.078912	$0.889112	498
	2010	$0.846425	$1.078912	46,618
	2009	$0.530406	$0.846425	0
	2008	$1.111106	$0.530406	17,989
	2007	$1.000000	$1.111106	0
ProFund VP Bull	2012	$0.777903	$0.870635	0
Subaccount Inception Date June 21, 2007	2011	$0.791485	$0.777903	0
	2010	$0.715356	$0.791485	0
	2009	$0.585372	$0.715356	3,497
	2008	$0.955630	$0.585372	0
	2007	$1.000000	$0.955630	0
ProFund VP Consumer Services	2012	$0.980547	$1.176560	0
Subaccount Inception Date September 6, 2007	2011	$0.945672	$0.980547	2,320
	2010	$0.792660	$0.945672	0
	2009	$0.616599	$0.792660	0
	2008	$0.914407	$0.616599	0
	2007	$1.000000	$0.914407	0
ProFund VP Emerging Markets	2012	$0.763653	$0.799760	0
Subaccount Inception Date September 6, 2007	2011	$0.967667	$0.763653	0
	2010	$0.896966	$0.967667	5,190
	2009	$0.562123	$0.896966	15,806
	2008	$1.146154	$0.562123	645
	2007	$1.000000	$1.146154	0
ProFund VP Europe 30	2012	$0.664483	$0.761373	0
Subaccount Inception Date September 6, 2007	2011	$0.742025	$0.664483	0
	2010	$0.735625	$0.742025	0
	2009	$0.565783	$0.735625	0
	2008	$1.028172	$0.565783	0
	2007	$1.000000	$1.028172	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.75%
		Beginning AUV	Ending AUV	# Units
ProFund VP Falling US Dollar	2012	$0.915860	$0.893097	0
Subaccount Inception Date September 6, 2007	2011	$0.957951	$0.915860	0
	2010	$1.000602	$0.957951	0
	2009	$0.985437	$1.000602	0
	2008	$1.056785	$0.985437	11,724
	2007	$1.000000	$1.056785	0
ProFund VP Financials	2012	$0.437794	$0.536622	0
Subaccount Inception Date September 6, 2007	2011	$0.516957	$0.437794	0
	2010	$0.474170	$0.516957	0
	2009	$0.419508	$0.474170	0
	2008	$0.863162	$0.419508	65,758
	2007	$1.000000	$0.863162	0
ProFund VP International	2012	$0.602519	$0.686448	0
Subaccount Inception Date September 6, 2007	2011	$0.715668	$0.602519	0
	2010	$0.675475	$0.715668	35,641
	2009	$0.551396	$0.675475	0
	2008	$1.009197	$0.551396	0
	2007	$1.000000	$1.009197	4,690
ProFund VP Japan	2012	$0.422612	$0.510623	0
Subaccount Inception Date September 6, 2007	2011	$0.527863	$0.422612	0
	2010	$0.574643	$0.527863	0
	2009	$0.529962	$0.574643	0
	2008	$0.911622	$0.529962	0
	2007	$1.000000	$0.911622	0
ProFund VP Mid-Cap	2012	$0.884826	$1.004663	17,824
Subaccount Inception Date September 6, 2007	2011	$0.939583	$0.884826	22,940
	2010	$0.770689	$0.939583	2,341
	2009	$0.590154	$0.770689	5,634
	2008	$0.974391	$0.590154	0
	2007	$1.000000	$0.974391	0
ProFund VP Money Market	2012	$0.950377	$0.934140	0
Subaccount Inception Date June 21, 2007	2011	$0.966767	$0.950377	0
	2010	$0.983504	$0.966767	0
	2009	$1.000410	$0.983504	61,663
	2008	$1.009479	$1.000410	20,220
	2007	$1.000000	$1.009479	20,909
ProFund VP Oil & Gas	2012	$0.891555	$0.901520	13,897
Subaccount Inception Date September 6, 2007	2011	$0.887195	$0.891555	11,186
	2010	$0.766555	$0.887195	9,731
	2009	$0.675308	$0.766555	42,391
	2008	$1.089878	$0.675308	23,257
	2007	$1.000000	$1.089878	1,292
ProFund VP NASDAQ-100	2012	$1.038169	$1.185828	4,627
Subaccount Inception Date June 21, 2007	2011	$1.041139	$1.038169	14,673
	2010	$0.895902	$1.041139	55,767
	2009	$0.599690	$0.895902	14,579
	2008	$1.060951	$0.599690	0
	2007	$1.000000	$1.060951	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.75%
		Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals	2012	$1.022740	$1.124209	11,467
Subaccount Inception Date September 6, 2007	2011	$0.896047	$1.022740	11,467
	2010	$0.907404	$0.896047	0
	2009	$0.789835	$0.907404	0
	2008	$0.998501	$0.789835	0
	2007	$1.000000	$0.998501	0
ProFund VP Precious Metals	2012	$1.104531	$0.927538	4,267
Subaccount Inception Date September 6, 2007	2011	$1.391139	$1.104531	4,070
	2010	$1.064828	$1.391139	19,300
	2009	$0.800633	$1.064828	28,210
	2008	$1.176643	$0.800633	36,320
	2007	$1.000000	$1.176643	7,106
ProFund VP Short Emerging Markets	2012	$0.470208	$0.401804	2,814
Subaccount Inception Date September 6, 2007	2011	$0.432326	$0.470208	2,814
	2010	$0.539218	$0.432326	1,328
	2009	$1.069837	$0.539218	1,578
	2008	$0.823283	$1.069837	1,754
	2007	$1.000000	$0.823283	0
ProFund VP Short International	2012	$0.766752	$0.601622	37
Subaccount Inception Date September 6, 2007	2011	$0.766323	$0.766752	1,596
	2010	$0.914083	$0.766323	2,601
	2009	$1.334074	$0.914083	17,978
	2008	$0.982053	$1.334074	3,372
	2007	$1.000000	$0.982053	0
ProFund VP Short NASDAQ-100	2012	$0.562576	$0.448935	37
Subaccount Inception Date September 6, 2007	2011	$0.639386	$0.562576	112
	2010	$0.825467	$0.639386	862
	2009	$1.415466	$0.825467	18,101
	2008	$0.972093	$1.415466	3,115
	2007	$1.000000	$0.972093	0
ProFund VP Short Small-Cap	2012	$0.546672	$0.435347	0
Subaccount Inception Date June 21, 2007	2011	$0.611834	$0.546672	0
	2010	$0.876154	$0.611834	419
	2009	$1.318255	$0.876154	4,540
	2008	$1.081043	$1.318255	5,066
	2007	$1.000000	$1.081043	9,789
ProFund VP Small-Cap	2012	$0.809081	$0.912359	0
Subaccount Inception Date June 21, 2007	2011	$0.872570	$0.809081	0
	2010	$0.711469	$0.872570	0
	2009	$0.574224	$0.711469	0
	2008	$0.904546	$0.574224	0
	2007	$1.000000	$0.904546	0
ProFund VP Small-Cap Value	2012	$0.834272	$0.952318	0
Subaccount Inception Date September 6, 2007	2011	$0.855159	$0.834272	0
	2010	$0.737611	$0.855159	609
	2009	$0.623348	$0.737611	600
	2008	$0.915094	$0.623348	0
	2007	$1.000000	$0.915094	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.75%
		Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications	2012	$0.737402	$0.844362	0
Subaccount Inception Date September 6, 2007	2011	$0.736527	$0.737402	0
	2010	$0.647800	$0.736527	0
	2009	$0.614172	$0.647800	0
	2008	$0.952985	$0.614172	0
	2007	$1.000000	$0.952985	0
ProFund VP UltraSmall-Cap	2012	$0.471791	$0.600486	0
Subaccount Inception Date September 6, 2007	2011	$0.591430	$0.471791	0
	2010	$0.405393	$0.591430	0
	2009	$0.294265	$0.405393	7,536
	2008	$0.885583	$0.294265	0
	2007	$1.000000	$0.885583	0
ProFund VP U.S. Government Plus	2012	$1.607958	$1.595553	1,066
Subaccount Inception Date September 6, 2007	2011	$1.139937	$1.607958	1,427
	2010	$1.053329	$1.139937	9,580
	2009	$1.590613	$1.053329	4,718
	2008	$1.080729	$1.590613	33,760
	2007	$1.000000	$1.080729	0
ProFund VP Utilities	2012	$0.956709	$0.941504	33,217
Subaccount Inception Date September 6, 2007	2011	$0.828373	$0.956709	34,209
	2010	$0.795530	$0.828373	9,952
	2009	$0.730981	$0.795530	7,072
	2008	$1.073289	$0.730981	4,891
	2007	$1.000000	$1.073289	1,300
Access VP High Yield FundSM	2012	$1.280353	$1.435944	0
Subaccount Inception Date September 6, 2007	2011	$1.267905	$1.280353	19,978
	2010	$1.108567	$1.267905	0
	2009	$0.964793	$1.108567	0
	2008	$1.029549	$0.964793	0
	2007	$1.000000	$1.029549	0
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.018010	0
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.007249	0
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.002310	0
TA Market Participation Strategy - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.989050	0

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.247464	$1.315400	247,523
Subaccount Inception Date January 12, 2004	2011	$1.238799	$1.247464	321,295
	2010	$1.158375	$1.238799	338,363
	2009	$0.942721	$1.158375	674,313
	2008	$1.219295	$0.942721	474,967
	2007	$1.167736	$1.219295	260,393
	2006	$1.087515	$1.167736	249,637
	2005	$1.052679	$1.087515	166,241
	2004	$1.000000	$1.052679	145,797

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class	2012	$1.141485	$1.261996	439,748
Subaccount Inception Date January 12, 2004	2011	$1.230366	$1.141485	570,808
	2010	$1.090865	$1.230366	1,300,563
	2009	$0.855980	$1.090865	2,597,970
	2008	$1.444407	$0.855980	3,420,417
	2007	$1.365480	$1.444407	2,931,553
	2006	$1.203998	$1.365480	2,678,875
	2005	$1.093433	$1.203998	2,292,259
	2004	$1.000000	$1.093433	338,120
TA Asset Allocation - Moderate - Service Class	2012	$1.260453	$1.352847	1,759,038
Subaccount Inception Date January 12, 2004	2011	$1.277474	$1.260453	2,022,808
	2010	$1.179021	$1.277474	2,055,451
	2009	$0.949685	$1.179021	2,440,262
	2008	$1.308055	$0.949685	2,336,942
	2007	$1.234294	$1.308055	2,592,746
	2006	$1.128104	$1.234294	2,197,667
	2005	$1.070364	$1.128104	2,052,670
	2004	$1.000000	$1.070364	1,190,495
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.225410	$1.330475	2,248,614
Subaccount Inception Date January 12, 2004	2011	$1.274598	$1.225410	2,176,942
	2010	$1.152650	$1.274598	2,763,110
	2009	$0.916294	$1.152650	3,218,961
	2008	$1.388662	$0.916294	3,333,776
	2007	$1.312495	$1.388662	2,971,983
	2006	$1.175014	$1.312495	3,638,181
	2005	$1.088663	$1.175014	2,398,250
	2004	$1.000000	$1.088663	1,592,183
TA International Moderate Growth - Service Class	2012	$0.864146	$0.956156	63,669
Subaccount Inception Date May 1, 2006	2011	$0.949963	$0.864146	55,500
	2010	$0.875915	$0.949963	89,469
	2009	$0.688460	$0.875915	117,791
	2008	$1.098976	$0.688460	94,156
	2007	$1.029756	$1.098976	89,215
	2006	$1.000000	$1.029756	11,066
TA Barrow Hanley Dividend Focused - Service Class(3)	2012	$1.216481	$1.333880	285,066
Subaccount Inception Date January 12, 2004	2011	$1.206855	$1.216481	323,509
	2010	$1.113720	$1.206855	348,729
	2009	$0.995557	$1.113720	284,122
	2008	$1.534909	$0.995557	252,592
	2007	$1.495343	$1.534909	683,103
	2006	$1.303330	$1.495343	734,506
	2005	$1.144691	$1.303330	448,675
	2004	$1.000000	$1.144691	46,783
TA Clarion Global Real Estate Securities - Service Class	2012	$1.452606	$1.785824	155,373
Subaccount Inception Date January 12, 2004	2011	$1.570927	$1.452606	188,826
	2010	$1.384944	$1.570927	205,439
	2009	$1.058450	$1.384944	227,309
	2008	$1.871190	$1.058450	234,203
	2007	$2.043388	$1.871190	225,319
	2006	$1.463553	$2.043388	565,358
	2005	$1.314375	$1.463553	400,292
	2004	$1.000000	$1.314375	147,785

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class	2012	$1.019182	$1.077428	236,036
Subaccount Inception Date January 12, 2004	2011	$1.001461	$1.019182	226,600
	2010	$1.022246	$1.001461	228,591
	2009	$0.999689	$1.022246	287,447
	2008	$1.065780	$0.999689	287,659
	2007	$1.091063	$1.065780	268,279
	2006	$1.082266	$1.091063	406,053
	2005	$1.050447	$1.082266	521,970
	2004	$1.000000	$1.050447	160,487
TA Janus Balanced - Service Class	2012	$0.877223	$0.970775	3,333
Subaccount Inception Date November 19, 2009	2011	$0.999750	$0.877223	5,712
	2010	$0.985671	$0.999750	16,142
	2009	$0.986571	$0.985671	0
TA PIMCO Tactical - Balanced - Service Class(4)	2012	$0.920990	$0.914867	227
Subaccount Inception Date November 19, 2009	2011	$0.969182	$0.920990	2,670
	2010	$1.020496	$0.969182	10,965
	2009	$0.998158	$1.020496	0
TA PIMCO Tactical - Conservative - Service Class(5)	2012	$0.896169	$0.895001	37,355
Subaccount Inception Date November 19, 2009	2011	$0.984370	$0.896169	39,957
	2010	$1.022242	$0.984370	42,409
	2009	$0.997265	$1.022242	0
TA PIMCO Tactical - Growth - Service Class(6)	2012	$0.867357	$0.859112	0
Subaccount Inception Date November 19, 2009	2011	$0.997506	$0.867357	0
	2010	$1.021163	$0.997506	0
	2009	$0.996396	$1.021163	0
TA Hanlon Income - Service Class	2012	$1.000834	$1.018659	0
Subaccount Inception Date November 19, 2009	2011	$0.988365	$1.000834	127,988
	2010	$1.003508	$0.988365	131,198
	2009	$0.999955	$1.003508	0
TA Jennison Growth - Service Class	2012	$1.024005	$1.162524	128,709
Subaccount Inception Date April 29, 2010	2011	$1.048959	$1.024005	128,739
	2010	$1.000000	$1.048959	128,618
TA JPMorgan Core Bond - Service Class	2012	$1.363158	$1.404674	366,837
Subaccount Inception Date January 12, 2004	2011	$1.292036	$1.363158	188,478
	2010	$1.216130	$1.292036	288,719
	2009	$1.130162	$1.216130	188,666
	2008	$1.091531	$1.130162	188,389
	2007	$1.040794	$1.091531	200,716
	2006	$1.020867	$1.040794	176,820
	2005	$1.016655	$1.020867	152,196
	2004	$1.000000	$1.016655	118,294
TA JPMorgan Enhanced Index - Service Class	2012	$1.104639	$1.261506	23,824
Subaccount Inception Date January 12, 2004	2011	$1.117527	$1.104639	23,824
	2010	$0.989043	$1.117527	23,824
	2009	$0.777458	$0.989043	23,824
	2008	$1.264980	$0.777458	25,244
	2007	$1.232919	$1.264980	25,140
	2006	$1.090085	$1.232919	31,793
	2005	$1.073690	$1.090085	41,229
	2004	$1.000000	$1.073690	7,399

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class	2012	$1.098438	$1.244801	105,796
Subaccount Inception Date January 12, 2004	2011	$1.187648	$1.098438	106,666
	2010	$0.949933	$1.187648	55,206
	2009	$0.756949	$0.949933	55,725
	2008	$1.212563	$0.756949	59,101
	2007	$1.223338	$1.212563	88,678
	2006	$1.051176	$1.223338	89,577
	2005	$1.029303	$1.051176	105,302
	2004	$1.000000	$1.029303	67,028
TA AEGON High Yield Bond - Service Class	2012	$1.386305	$1.596885	317,532
Subaccount Inception Date January 12, 2004	2011	$1.347976	$1.386305	328,907
	2010	$1.221570	$1.347976	225,303
	2009	$0.845516	$1.221570	55,243
	2008	$1.153155	$0.845516	48,656
	2007	$1.152380	$1.153155	49,806
	2006	$1.058924	$1.152380	51,500
	2005	$1.060419	$1.058924	90,978
	2004	$1.000000	$1.060419	73,006
TA MFS International Equity - Service Class	2012	$0.794037	$0.951928	73,988
Subaccount Inception Date May 1, 2007	2011	$0.898984	$0.794037	66,982
	2010	$0.828435	$0.898984	344,348
	2009	$0.636818	$0.828435	372,450
	2008	$1.004311	$0.636818	332,464
	2007	$1.000000	$1.004311	90,111
TA PIMCO Total Return - Service Class	2012	$1.327863	$1.401848	461,777
Subaccount Inception Date January 12, 2004	2011	$1.273929	$1.327863	193,499
	2010	$1.210959	$1.273929	386,365
	2009	$1.063433	$1.210959	243,123
	2008	$1.115323	$1.063433	342,433
	2007	$1.042077	$1.115323	233,007
	2006	$1.019488	$1.042077	227,392
	2005	$1.015619	$1.019488	267,013
	2004	$1.000000	$1.015619	106,402
TA T. Rowe Price Small Cap - Service Class	2012	$1.390227	$1.578307	70,914
Subaccount Inception Date January 12, 2004	2011	$1.392050	$1.390227	79,362
	2010	$1.055501	$1.392050	49,837
	2009	$0.775614	$1.055501	27,943
	2008	$1.239803	$0.775614	26,935
	2007	$1.153402	$1.239803	19,134
	2006	$1.134494	$1.153402	18,538
	2005	$1.044549	$1.134494	36,070
	2004	$1.000000	$1.044549	41,623
TA Third Avenue Value - Service Class(7)	2012	$1.129580	$1.339353	254,827
Subaccount Inception Date January 12, 2004	2011	$1.342821	$1.129580	276,378
	2010	$1.185211	$1.342821	260,856
	2009	$0.895615	$1.185211	489,844
	2008	$1.550647	$0.895615	445,403
	2007	$1.561642	$1.550647	833,556
	2006	$1.370929	$1.561642	903,626
	2005	$1.176238	$1.370929	682,246
	2004	$1.000000	$1.176238	346,955

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units
TA Efficient Markets - Service Class(8)	2012	$1.278633	$1.411298	0
Subaccount Inception Date November 10, 2008	2011	$1.328803	$1.278633	0
	2010	$1.201944	$1.328803	0
	2009	$1.036627	$1.201944	0
	2008	$1.000000	$1.036627	0
TA Multi-Managed Balanced - Service Class	2012	$1.392132	$1.539184	168,672
Subaccount Inception Date January 12, 2004	2011	$1.363878	$1.392132	190,414
	2010	$1.119086	$1.363878	145,787
	2009	$0.903249	$1.119086	88,870
	2008	$1.361803	$0.903249	64,934
	2007	$1.221059	$1.361803	99,287
	2006	$1.141400	$1.221059	78,657
	2005	$1.076344	$1.141400	60,099
	2004	$1.000000	$1.076344	42,751
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.188033	$1.236380	7,817
Subaccount Inception Date January 12, 2004	2011	$1.187812	$1.188033	7,844
	2010	$1.106183	$1.187812	7,872
	2009	$0.857264	$1.106183	4,269
	2008	$1.383254	$0.857264	13,482
	2007	$1.188796	$1.383254	11,380
	2006	$1.092051	$1.188796	11,422
	2005	$1.072053	$1.092051	11,464
	2004	$1.000000	$1.072053	17,945
TA WMC Diversified Growth - Service Class	2012	$1.153142	$1.280233	498,934
Subaccount Inception Date January 12, 2004	2011	$1.220066	$1.153142	493,483
	2010	$1.055641	$1.220066	312,092
	2009	$0.832494	$1.055641	327,668
	2008	$1.572303	$0.832494	340,336
	2007	$1.377399	$1.572303	408,913
	2006	$1.291779	$1.377399	550,643
	2005	$1.129217	$1.291779	359,800
	2004	$1.000000	$1.129217	292,768
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.005148	$1.055788	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$1.005148	0
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.988415	$1.078799	38,257
Subaccount Inception Date December 9, 2011	2011	$0.000000	$0.988415	190,710
TA AEGON Money Market - Service Class	2012	$1.014932	$0.998420	153,386
Subaccount Inception Date January 12, 2004	2011	$1.031597	$1.014932	980,503
	2010	$1.048565	$1.031597	588,071
	2009	$1.065711	$1.048565	278,530
	2008	$1.060397	$1.065711	1,342,082
	2007	$1.028948	$1.060397	119,128
	2006	$1.001116	$1.028948	24,963
	2005	$0.991537	$1.001116	91,129
	2004	$1.000000	$0.991537	251,348
TA Systematic Small Mid Cap Value - Service Class(7)	2012	$1.768251	$2.018439	239,708
Subaccount Inception Date May 1, 2004	2011	$1.850259	$1.768251	504,789
	2010	$1.446179	$1.850259	470,933
	2009	$1.028719	$1.446179	614,291
	2008	$1.774018	$1.028719	551,103
	2007	$1.449818	$1.774018	630,390
	2006	$1.250833	$1.449818	172,179
	2005	$1.122560	$1.250833	433,295
	2004	$1.000000	$1.122560	158,144

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities - Service Class	2012	$1.244878	$1.284140	181,587
Subaccount Inception Date January 12, 2004	2011	$1.179428	$1.244878	183,949
	2010	$1.150314	$1.179428	195,069
	2009	$1.122189	$1.150314	184,333
	2008	$1.062017	$1.122189	197,266
	2007	$1.020615	$1.062017	48,017
	2006	$1.006608	$1.020615	201,254
	2005	$1.003297	$1.006608	61,911
	2004	$1.000000	$1.003297	23,751
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.090563	$1.143767	3,756
Subaccount Inception Date November 19, 2009	2011	$1.074408	$1.090563	0
	2010	$0.998075	$1.074408	0
	2009	$0.999955	$0.998075	0
TA Vanguard ETF - Balanced - Service Class(10)	2012	$1.018128	$1.085619	0
Subaccount Inception Date May 1, 2008	2011	$1.019934	$1.018128	0
	2010	$0.936613	$1.019934	0
	2009	$0.817007	$0.936613	0
	2008	$1.000000	$0.817007	0
TA Vanguard ETF - Growth - Service Class(8)(11)	2012	$0.944813	$1.036789	35,261
Subaccount Inception Date May 1, 2008	2011	$0.971384	$0.944813	0
	2010	$0.873783	$0.971384	0
	2009	$0.721052	$0.873783	0
	2008	$1.000000	$0.721052	0
TA Vanguard ETF - Aggressive Growth - Service Class(12)	2012	$1.089428	$1.249196	0
Subaccount Inception Date November 19, 2009	2011	$1.152543	$1.089428	0
	2010	$1.024027	$1.152543	0
	2009	$0.999955	$1.024027	0
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.398977	$1.496910	154,804
Subaccount Inception Date January 12, 2004	2011	$1.527700	$1.398977	164,973
	2010	$1.162523	$1.527700	41,897
	2009	$0.738011	$1.162523	28,492
	2008	$1.400726	$0.738011	25,498
	2007	$1.164906	$1.400726	18,166
	2006	$1.080451	$1.164906	19,714
	2005	$1.023390	$1.080451	18,428
	2004	$1.000000	$1.023390	0
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.117261	$1.152499	0
Subaccount Inception Date September 4, 2007	2011	$1.058523	$1.117261	0
	2010	$1.032383	$1.058523	0
	2009	$1.000000	$1.032383	0
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1)	2012	$1.275667	$1.419893	21,430
Subaccount Inception Date November 10, 2008	2011	$1.340179	$1.275667	2,707
	2010	$1.237531	$1.340179	2,960
	2009	$1.012783	$1.237531	0
	2008	$1.000000	$1.012783	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Index 500 Portfolio – Service Class 2	2012	$1.123669	$1.278124	155,385
Subaccount Inception Date January 12, 2004	2011	$1.122151	$1.123669	187,651
	2010	$0.994212	$1.122151	47,650
	2009	$0.800164	$0.994212	63,154
	2008	$1.294420	$0.800164	55,104
	2007	$1.251066	$1.294420	125,791
	2006	$1.101590	$1.251066	107,807
	2005	$1.070934	$1.101590	59,645
	2004	$1.000000	$1.070934	58,557
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.323222	$1.496889	3,005
Subaccount Inception Date November 10, 2008	2011	$1.369903	$1.323222	0
	2010	$1.265010	$1.369903	0
	2009	$0.990107	$1.265010	0
	2008	$1.000000	$0.990107	0
ProFund VP Asia 30	2012	$0.689848	$0.783621	94,931
Subaccount Inception Date September 6, 2007	2011	$0.960518	$0.689848	130,725
	2010	$0.857150	$0.960518	135,068
	2009	$0.565035	$0.857150	57,758
	2008	$1.168030	$0.565035	9,297
	2007	$1.000000	$1.168030	16,270
ProFund VP Basic Materials	2012	$0.892888	$0.952850	225
Subaccount Inception Date September 6, 2007	2011	$1.082431	$0.892888	2,684
	2010	$0.848357	$1.082431	32,058
	2009	$0.531097	$0.848357	2,649
	2008	$1.111461	$0.531097	20,991
	2007	$1.000000	$1.111461	1,164
ProFund VP Bull	2012	$0.781364	$0.875370	0
Subaccount Inception Date June 21, 2007	2011	$0.794226	$0.781364	0
	2010	$0.717132	$0.794226	0
	2009	$0.586250	$0.717132	0
	2008	$0.956134	$0.586250	0
	2007	$1.000000	$0.956134	0
ProFund VP Consumer Services	2012	$0.984733	$1.182754	0
Subaccount Inception Date September 6, 2007	2011	$0.948780	$0.984733	0
	2010	$0.794499	$0.948780	26,100
	2009	$0.617409	$0.794499	0
	2008	$0.914699	$0.617409	4,984
	2007	$1.000000	$0.914699	0
ProFund VP Emerging Markets	2012	$0.766886	$0.803944	56,924
Subaccount Inception Date September 6, 2007	2011	$0.970823	$0.766886	90,995
	2010	$0.899005	$0.970823	101,360
	2009	$0.562852	$0.899005	249,508
	2008	$1.146516	$0.562852	3,285
	2007	$1.000000	$1.146516	6,646
ProFund VP Europe 30	2012	$0.667289	$0.765351	0
Subaccount Inception Date September 6, 2007	2011	$0.744426	$0.667289	0
	2010	$0.737286	$0.744426	0
	2009	$0.566515	$0.737286	411
	2008	$1.028497	$0.566515	412
	2007	$1.000000	$1.028497	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units
ProFund VP Falling US Dollar	2012	$0.919752	$0.897771	0
Subaccount Inception Date September 6, 2007	2011	$0.961078	$0.919752	0
	2010	$1.002890	$0.961078	0
	2009	$0.986726	$1.002890	0
	2008	$1.057126	$0.986726	0
	2007	$1.000000	$1.057126	0
ProFund VP Financials	2012	$0.439669	$0.539459	28,848
Subaccount Inception Date September 6, 2007	2011	$0.518658	$0.439669	28,373
	2010	$0.475263	$0.518658	27,878
	2009	$0.420060	$0.475263	30,812
	2008	$0.863440	$0.420060	479,497
	2007	$1.000000	$0.863440	0
ProFund VP International	2012	$0.605089	$0.690060	0
Subaccount Inception Date September 6, 2007	2011	$0.718020	$0.605089	0
	2010	$0.677025	$0.718020	640
	2009	$0.552119	$0.677025	0
	2008	$1.009518	$0.552119	0
	2007	$1.000000	$1.009518	0
ProFund VP Japan	2012	$0.424419	$0.513306	0
Subaccount Inception Date September 6, 2007	2011	$0.529596	$0.424419	0
	2010	$0.575966	$0.529596	6,102
	2009	$0.530659	$0.575966	0
	2008	$0.911913	$0.530659	0
	2007	$1.000000	$0.911913	0
ProFund VP Mid-Cap	2012	$0.888608	$1.009952	0
Subaccount Inception Date September 6, 2007	2011	$0.942677	$0.888608	0
	2010	$0.772462	$0.942677	0
	2009	$0.590934	$0.772462	0
	2008	$0.974703	$0.590934	0
	2007	$1.000000	$0.974703	0
ProFund VP Money Market	2012	$0.954611	$0.939205	101,488
Subaccount Inception Date June 21, 2007	2011	$0.970145	$0.954611	99,227
	2010	$0.985935	$0.970145	638
	2009	$1.001886	$0.985935	24,623
	2008	$1.010007	$1.001886	14,801
	2007	$1.000000	$1.010007	0
ProFund VP Oil & Gas	2012	$0.895356	$0.906264	7,307
Subaccount Inception Date September 6, 2007	2011	$0.890104	$0.895356	1,141
	2010	$0.768320	$0.890104	366,043
	2009	$0.676189	$0.768320	22,377
	2008	$1.090225	$0.676189	14,054
	2007	$1.000000	$1.090225	0
ProFund VP NASDAQ-100	2012	$1.042789	$1.192288	223
Subaccount Inception Date June 21, 2007	2011	$1.044758	$1.042789	449
	2010	$0.898128	$1.044758	24,084
	2009	$0.600587	$0.898128	253,723
	2008	$1.061502	$0.600587	0
	2007	$1.000000	$1.061502	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals	2012	$1.027117	$1.130130	20,964
Subaccount Inception Date September 6, 2007	2011	$0.899003	$1.027117	20,745
	2010	$0.909499	$0.899003	20,491
	2009	$0.790869	$0.909499	22,754
	2008	$0.998815	$0.790869	40,309
	2007	$1.000000	$0.998815	0
ProFund VP Precious Metals	2012	$1.109231	$0.932406	49,895
Subaccount Inception Date September 6, 2007	2011	$1.395690	$1.109231	30,178
	2010	$1.067271	$1.395690	15,660
	2009	$0.801679	$1.067271	37,113
	2008	$1.177007	$0.801679	27,513
	2007	$1.000000	$1.177007	0
ProFund VP Short Emerging Markets	2012	$0.472207	$0.403907	0
Subaccount Inception Date September 6, 2007	2011	$0.433739	$0.472207	0
	2010	$0.540451	$0.433739	0
	2009	$1.071229	$0.540451	0
	2008	$0.823540	$1.071229	0
	2007	$1.000000	$0.823540	0
ProFund VP Short International	2012	$0.770017	$0.604771	0
Subaccount Inception Date September 6, 2007	2011	$0.768834	$0.770017	1,577
	2010	$0.916175	$0.768834	1,584
	2009	$1.335806	$0.916175	1,591
	2008	$0.982361	$1.335806	1,597
	2007	$1.000000	$0.982361	0
ProFund VP Short NASDAQ-100	2012	$0.564979	$0.451299	0
Subaccount Inception Date September 6, 2007	2011	$0.641490	$0.564979	1,498
	2010	$0.827360	$0.641490	1,505
	2009	$1.417314	$0.827360	1,511
	2008	$0.972408	$1.417314	1,517
	2007	$1.000000	$0.972408	0
ProFund VP Short Small-Cap	2012	$0.549104	$0.437716	0
Subaccount Inception Date June 21, 2007	2011	$0.613959	$0.549104	1,431
	2010	$0.878329	$0.613959	1,437
	2009	$1.320233	$0.878329	1,444
	2008	$1.081603	$1.320233	1,450
	2007	$1.000000	$1.081603	0
ProFund VP Small-Cap	2012	$0.812709	$0.917362	0
Subaccount Inception Date June 21, 2007	2011	$0.875617	$0.812709	0
	2010	$0.713250	$0.875617	29,266
	2009	$0.575092	$0.713250	0
	2008	$0.905020	$0.575092	0
	2007	$1.000000	$0.905020	0
ProFund VP Small-Cap Value	2012	$0.837822	$0.957321	0
Subaccount Inception Date September 6, 2007	2011	$0.888069	$0.837822	551
	2010	$0.739310	$0.888069	553
	2009	$0.624168	$0.739310	555
	2008	$0.915383	$0.624168	385
	2007	$1.000000	$0.915383	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.65%
		Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications	2012	$0.740559	$0.848808	332,598
Subaccount Inception Date September 6, 2007	2011	$0.738950	$0.740559	1,109
	2010	$0.739310	$0.738950	338,243
	2009	$0.614978	$0.649280	0
	2008	$0.953293	$0.614978	0
	2007	$1.000000	$0.953293	0
ProFund VP UltraSmall-Cap	2012	$0.473815	$0.603659	0
Subaccount Inception Date September 6, 2007	2011	$0.593384	$0.473815	965
	2010	$0.406335	$0.593384	970
	2009	$0.294656	$0.406335	973
	2008	$0.885867	$0.294656	5,045,782
	2007	$1.000000	$0.885867	0
ProFund VP U.S. Government Plus	2012	$1.614789	$1.603906	0
Subaccount Inception Date September 6, 2007	2011	$1.143665	$1.614789	0
	2010	$1.055739	$1.143665	0
	2009	$1.592688	$1.055739	2,625
	2008	$1.081070	$1.592688	0
	2007	$1.000000	$1.081070	0
ProFund VP Utilities	2012	$0.960775	$0.946436	262,964
Subaccount Inception Date September 6, 2007	2011	$0.831082	$0.960775	417,690
	2010	$0.797350	$0.831085	271,138
	2009	$0.731932	$0.797350	795
	2008	$1.073629	$0.731932	10,776
	2007	$1.000000	$1.073629	0
Access VP High Yield FundSM	2012	$1.285809	$1.443485	0
Subaccount Inception Date September 6, 2007	2011	$1.272059	$1.285809	0
	2010	$1.111100	$1.272059	0
	2009	$0.966052	$1.111100	6,003
	2008	$1.029880	$0.966052	15,513
	2007	$1.000000	$1.029880	0
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.018679	0
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.007913	53,109
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.002962	0
TA Market Participation Strategy - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.989330	0

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.257299	$1.327083	953,578
Subaccount Inception Date January 12, 2004	2011	$1.247340	$1.257299	997,833
	2010	$1.165217	$1.247340	1,303,849
	2009	$0.947349	$1.165217	1,366,667
	2008	$1.224074	$0.947349	1,401,661
	2007	$1.171155	$1.224074	1,358,499
	2006	$1.089628	$1.171155	1,561,960
	2005	$1.053690	$1.089628	1,141,667
	2004	$1.000000	$1.053690	483,632

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class	2012	$1.150482	$1.273201	822,685
Subaccount Inception Date January 12, 2004	2011	$1.238843	$1.150482	864,771
	2010	$1.097291	$1.238843	946,667
	2009	$0.860182	$1.097291	1,110,790
	2008	$1.450055	$0.860182	1,127,698
	2007	$1.369464	$1.450055	1,506,693
	2006	$1.206326	$1.369464	1,509,452
	2005	$1.094471	$1.206326	795,368
	2004	$1.000000	$1.094471	499,542
TA Asset Allocation - Moderate - Service Class	2012	$1.270401	$1.364874	2,382,147
Subaccount Inception Date January 12, 2004	2011	$1.286295	$1.270401	2,681,903
	2010	$1.185993	$1.286295	2,734,018
	2009	$0.954355	$1.185993	3,259,062
	2008	$1.313195	$0.954355	3,849,537
	2007	$1.237911	$1.313195	3,892,195
	2006	$1.130300	$1.237911	3,810,766
	2005	$1.071383	$1.130300	2,257,771
	2004	$1.000000	$1.071383	800,045
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.235071	$1.342286	2,697,431
Subaccount Inception Date January 12, 2004	2011	$1.283385	$1.235071	2,910,759
	2010	$1.159440	$1.283385	3,147,707
	2009	$0.920794	$1.159440	3,691,162
	2008	$1.394096	$0.920794	4,043,657
	2007	$1.316326	$1.394096	4,807,893
	2006	$1.177278	$1.316326	3,739,333
	2005	$1.089702	$1.177278	2,093,194
	2004	$1.000000	$1.089702	1,065,423
TA International Moderate Growth - Service Class	2012	$0.869011	$0.962486	227,978
Subaccount Inception Date May 1, 2006	2011	$0.954359	$0.869011	236,300
	2010	$0.879106	$0.954359	294,369
	2009	$0.690284	$0.879106	323,507
	2008	$1.100802	$0.690284	341,246
	2007	$1.030435	$1.100802	319,197
	2006	$1.000000	$1.030435	145,864
TA Barrow Hanley Dividend Focused - Service Class(3)	2012	$1.226048	$1.345710	156,815
Subaccount Inception Date January 12, 2004	2011	$1.215152	$1.226048	136,258
	2010	$1.120274	$1.215152	143,832
	2009	$1.000441	$1.120274	122,595
	2008	$1.540905	$1.000441	100,167
	2007	$1.499701	$1.540905	137,000
	2006	$1.305855	$1.499701	131,211
	2005	$1.145782	$1.305855	111,554
	2004	$1.000000	$1.145782	6,683
TA Clarion Global Real Estate Securities - Service Class	2012	$1.464035	$1.801656	69,104
Subaccount Inception Date January 12, 2004	2011	$1.581742	$1.464035	77,832
	2010	$1.393108	$1.581742	95,176
	2009	$1.063653	$1.393108	88,880
	2008	$1.878523	$1.063653	79,162
	2007	$2.049361	$1.878523	145,028
	2006	$1.466397	$2.049361	203,011
	2005	$1.315630	$1.466397	74,599
	2004	$1.000000	$1.315630	14,371

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class	2012	$1.027226	$1.087013	100,554
Subaccount Inception Date January 12, 2004	2011	$1.008363	$1.027226	169,233
	2010	$1.028279	$1.008363	313,466
	2009	$1.004587	$1.028279	350,519
	2008	$1.069948	$1.004587	364,803
	2007	$1.094260	$1.069948	145,504
	2006	$1.084373	$1.094260	174,053
	2005	$1.051461	$1.084373	152,514
	2004	$1.000000	$1.051461	84,908
TA Janus Balanced - Service Class	2012	$0.879039	$0.973748	6,711
Subaccount Inception Date November 19, 2009	2011	$1.000840	$0.879039	6,744
	2010	$0.985787	$1.000840	0
	2009	$0.986574	$0.985787	0
TA PIMCO Tactical - Balanced - Service Class(4)	2012	$0.922901	$0.917670	0
Subaccount Inception Date November 19, 2009	2011	$0.970248	$0.922901	0
	2010	$1.020612	$0.970248	0
	2009	$0.998161	$1.020612	0
TA PIMCO Tactical - Conservative - Service Class(5)	2012	$0.898047	$0.897748	0
Subaccount Inception Date November 19, 2009	2011	$0.985454	$0.898047	0
	2010	$1.022364	$0.985454	0
	2009	$0.997267	$1.022364	0
TA PIMCO Tactical - Growth - Service Class(6)	2012	$0.869166	$0.861741	0
Subaccount Inception Date November 19, 2009	2011	$0.998612	$0.869166	0
	2010	$1.021282	$0.998612	0
	2009	$0.996399	$1.021282	4,727
TA Hanlon Income - Service Class	2012	$1.002936	$1.021803	512,281
Subaccount Inception Date November 19, 2009	2011	$0.989468	$1.002936	674,003
	2010	$1.003628	$0.989468	715,132
	2009	$0.999958	$1.003628	0
TA Jennison Growth - Service Class	2012	$1.025697	$1.165603	27,937
Subaccount Inception Date April 29, 2010	2011	$1.049655	$1.025697	56,983
	2010	$1.000000	$1.049655	19,766
TA JPMorgan Core Bond - Service Class	2012	$1.373916	$1.417154	126,201
Subaccount Inception Date January 12, 2004	2011	$1.300956	$1.373916	73,483
	2010	$1.223316	$1.300956	73,079
	2009	$1.135722	$1.223316	90,338
	2008	$1.095824	$1.135722	178,293
	2007	$1.043861	$1.095824	73,752
	2006	$1.022863	$1.043861	71,778
	2005	$1.017634	$1.022863	120,799
	2004	$1.000000	$1.017634	13,953
TA JPMorgan Enhanced Index - Service Class	2012	$1.113361	$1.272724	75,626
Subaccount Inception Date January 12, 2004	2011	$1.125251	$1.113361	66,564
	2010	$0.994909	$1.125251	55,556
	2009	$0.781287	$0.994909	89,902
	2008	$1.269939	$0.781287	90,636
	2007	$1.236528	$1.269939	78,167
	2006	$1.092210	$1.236528	64,218
	2005	$1.074724	$1.092210	67,929
	2004	$1.000000	$1.074724	47,047

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class	2012	$1.107105	$1.255865	104,422
Subaccount Inception Date January 12, 2004	2011	$1.195837	$1.107105	104,936
	2010	$0.955548	$1.195837	104,856
	2009	$0.760670	$0.955548	52,374
	2008	$1.217324	$0.760670	73,208
	2007	$1.226920	$1.217324	114,108
	2006	$1.053227	$1.226920	118,439
	2005	$1.030303	$1.053227	91,993
	2004	$1.000000	$1.030303	85,270
TA AEGON High Yield Bond - Service Class	2012	$1.397230	$1.611066	128,346
Subaccount Inception Date January 12, 2004	2011	$1.357250	$1.397230	145,588
	2010	$1.228759	$1.357250	143,204
	2009	$0.849664	$1.228759	114,968
	2008	$1.157671	$0.849664	67,384
	2007	$1.155746	$1.157671	89,456
	2006	$1.060972	$1.155746	47,757
	2005	$1.061423	$1.060972	32,826
	2004	$1.000000	$1.061423	18,845
TA MFS International Equity - Service Class	2012	$0.797723	$0.957301	49,449
Subaccount Inception Date May 1, 2007	2011	$0.902265	$0.797723	3,472
	2010	$0.830636	$0.902265	23,219
	2009	$0.637876	$0.830636	36,372
	2008	$1.004971	$0.637876	40,334
	2007	$1.000000	$1.004971	45,796
TA PIMCO Total Return - Service Class	2012	$1.338324	$1.414294	228,883
Subaccount Inception Date January 12, 2004	2011	$1.282702	$1.338324	197,494
	2010	$1.218101	$1.282702	418,369
	2009	$1.068650	$1.218101	520,462
	2008	$1.119678	$1.068650	271,801
	2007	$1.045123	$1.119678	53,241
	2006	$1.021468	$1.045123	30,355
	2005	$1.016595	$1.021468	25,111
	2004	$1.000000	$1.016595	6,260
TA T. Rowe Price Small Cap - Service Class	2012	$1.401129	$1.592269	59,264
Subaccount Inception Date January 12, 2004	2011	$1.401596	$1.401129	38,108
	2010	$1.061704	$1.401596	65,378
	2009	$0.779402	$1.061704	37,128
	2008	$1.244635	$0.779402	53,044
	2007	$1.156758	$1.244635	42,633
	2006	$1.136685	$1.156758	44,325
	2005	$1.045545	$1.136685	29,466
	2004	$1.000000	$1.045545	7,469
TA Third Avenue Value - Service Class(7)	2012	$1.138484	$1.351250	161,297
Subaccount Inception Date January 12, 2004	2011	$1.352077	$1.138484	176,587
	2010	$1.192214	$1.352077	243,252
	2009	$0.900019	$1.192214	143,104
	2008	$1.556726	$0.900019	122,447
	2007	$1.566214	$1.556726	220,589
	2006	$1.373602	$1.566214	247,507
	2005	$1.177373	$1.373602	185,012
	2004	$1.000000	$1.177373	73,880

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units
TA Efficient Markets - Service Class(8)	2012	$1.282563	$1.417030	0
Subaccount Inception Date November 10, 2008	2011	$1.331587	$1.282563	0
	2010	$1.203288	$1.331587	0
	2009	$1.036768	$1.203288	0
	2008	$1.000000	$1.036768	0
TA Multi-Managed Balanced - Service Class	2012	$1.403107	$1.552856	114,300
Subaccount Inception Date January 12, 2004	2011	$1.373290	$1.403107	120,344
	2010	$1.125692	$1.373290	375,506
	2009	$0.907698	$1.125692	371,700
	2008	$1.367159	$0.907698	170,777
	2007	$1.224650	$1.367159	252,522
	2006	$1.143621	$1.224650	127,345
	2005	$1.077376	$1.143621	4,549
	2004	$1.000000	$1.077376	999
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.197389	$1.247357	9,367
Subaccount Inception Date January 12, 2004	2011	$1.195995	$1.197389	39,496
	2010	$1.112710	$1.195995	64,307
	2009	$0.861486	$1.112710	53,620
	2008	$1.388684	$0.861486	33,587
	2007	$1.192282	$1.388684	61,356
	2006	$1.094172	$1.192282	19,390
	2005	$1.073087	$1.094172	12,936
	2004	$1.000000	$1.073087	7,134
TA WMC Diversified Growth - Service Class	2012	$1.162197	$1.291556	186,586
Subaccount Inception Date January 12, 2004	2011	$1.228444	$1.162197	214,815
	2010	$1.061849	$1.228444	103,340
	2009	$0.836563	$1.061849	157,570
	2008	$1.578432	$0.836563	140,732
	2007	$1.381405	$1.578432	170,049
	2006	$1.294267	$1.381405	129,285
	2005	$1.130276	$1.294267	76,142
	2004	$1.000000	$1.130276	25,615
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.005208	$1.056897	9,346
Subaccount Inception Date December 9, 2011	2011	$0.000000	$1.005208	0
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.988472	$1.079930	108,741
Subaccount Inception Date December 9, 2011	2011	$0.000000	$0.988472	108,741
TA AEGON Money Market - Service Class	2012	$1.022916	$1.007253	858,428
Subaccount Inception Date January 12, 2004	2011	$1.038652	$1.022916	812,569
	2010	$1.054707	$1.038652	770,223
	2009	$1.070934	$1.054707	1,377,745
	2008	$1.064545	$1.070934	1,770,269
	2007	$1.031943	$1.064545	571,469
	2006	$1.003046	$1.031943	238,387
	2005	$0.992483	$1.003046	365,225
	2004	$1.000000	$0.992483	89,823
TA Systematic Small Mid Cap Value - Service Class(7)	2012	$1.781655	$2.035749	125,788
Subaccount Inception Date May 1, 2004	2011	$1.862452	$1.781655	123,388
	2010	$1.454271	$1.862452	155,480
	2009	$1.033459	$1.454271	145,075
	2008	$1.780437	$1.033459	156,456
	2007	$1.453626	$1.780437	219,739
	2006	$1.252891	$1.453626	176,274
	2005	$1.123299	$1.252891	102,789
	2004	$1.000000	$1.123299	23,802

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities - Service Class	2012	$1.254686	$1.295531	110,569
Subaccount Inception Date January 12, 2004	2011	$1.187556	$1.254686	150,709
	2010	$1.157091	$1.187556	251,792
	2009	$1.127696	$1.157091	228,798
	2008	$1.066157	$1.127696	567,040
	2007	$1.023585	$1.066157	62,969
	2006	$1.008562	$1.023585	49,761
	2005	$1.004258	$1.008562	65,185
	2004	$1.000000	$1.004258	9,993
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.092843	$1.147291	0
Subaccount Inception Date November 19, 2009	2011	$1.075590	$1.092843	0
	2010	$0.998190	$1.075590	0
	2009	$0.999958	$0.998190	0
TA Vanguard ETF - Balanced - Service Class(10)	2012	$1.021799	$1.090599	0
Subaccount Inception Date May 1, 2008	2011	$1.022598	$1.021799	0
	2010	$0.938137	$1.022598	0
	2009	$0.817541	$0.938137	0
	2008	$1.000000	$0.817541	0
TA Vanguard ETF - Growth - Service Class(8)(11)	2012	$0.948214	$1.041556	0
Subaccount Inception Date May 1, 2008	2011	$0.973918	$0.948214	0
	2010	$0.875203	$0.973918	0
	2009	$0.721522	$0.875203	0
	2008	$1.000000	$0.721522	0
TA Vanguard ETF - Aggressive Growth - Service Class(12)	2012	$1.091708	$1.253052	0
Subaccount Inception Date November 19, 2009	2011	$1.153818	$1.091708	0
	2010	$1.024147	$1.153818	0
	2009	$0.999958	$1.024147	0
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.409990	$1.510191	94,053
Subaccount Inception Date January 12, 2004	2011	$1.538210	$1.409990	129,141
	2010	$1.169370	$1.538210	74,751
	2009	$0.741626	$1.169370	46,639
	2008	$1.406198	$0.741626	58,664
	2007	$1.168303	$1.406198	45,472
	2006	$1.082544	$1.168303	9,119
	2005	$1.024370	$1.082544	10,296
	2004	$1.000000	$1.024370	6,073
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.254686	$1.295531	170,610
Subaccount Inception Date January 12, 2004	2011	$1.187556	$1.254686	227,822
	2010	$1.157091	$1.187556	252,567
	2009	$1.127696	$1.157091	440,571
	2008	$1.066157	$1.127696	758,500
	2007	$1.023585	$1.066157	0.00
	2006	$1.008562	$1.023585	0
	2005	$1.000000	$1.008562	0
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1)	2012	$1.279599	$1.425679	5,104
Subaccount Inception Date November 10, 2008	2011	$1.342988	$1.279599	5,154
	2010	$1.342988	$1.342988	14,505
	2009	$1.012924	$1.238923	14,691
	2008	$1.000000	$1.012924	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Index 500 Portfolio – Service Class 2	2012	$1.132530	$1.289467	76,330
Subaccount Inception Date January 12, 2004	2011	$1.129891	$1.132530	76,244
	2010	$1.000089	$1.129891	92,689
	2009	$0.804106	$1.000089	98,324
	2008	$1.299503	$0.804106	110,071
	2007	$1.254734	$1.299503	220,796
	2006	$1.103733	$1.254734	227,177
	2005	$1.071957	$1.103733	131,800
	2004	$1.000000	$1.071957	108,358
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.327324	$1.503013	5,081
Subaccount Inception Date November 10, 2008	2011	$1.372792	$1.327324	5,130
	2010	$1.266432	$1.372792	11,383
	2009	$0.990241	$1.266432	11,521
	2008	$1.000000	$0.990241	0
ProFund VP Asia 30	2012	$0.692784	$0.787742	118,168
Subaccount Inception Date September 6, 2007	2011	$0.963670	$0.692784	104,754
	2010	$0.859118	$0.963670	144,056
	2009	$0.565781	$0.859118	141,948
	2008	$1.168404	$0.565781	67,855
	2007	$1.000000	$1.168404	14,832
ProFund VP Basic Materials	2012	$0.896711	$0.957884	6,356
Subaccount Inception Date September 6, 2007	2011	$1.086001	$0.896711	58,447
	2010	$0.850314	$1.086001	41,449
	2009	$0.531797	$0.850314	54,893
	2008	$1.111817	$0.531797	40,532
	2007	$1.000000	$1.111817	79,980
ProFund VP Bull	2012	$0.784874	$0.880167	0
Subaccount Inception Date June 21, 2007	2011	$0.797007	$0.784874	0
	2010	$0.718930	$0.797007	56,164
	2009	$0.587141	$0.718930	93,018
	2008	$0.956628	$0.587141	0
	2007	$1.000000	$0.956628	0
ProFund VP Consumer Services	2012	$0.988918	$1.188952	0
Subaccount Inception Date September 6, 2007	2011	$0.951879	$0.988918	0
	2010	$0.796306	$0.951879	0
	2009	$0.618215	$0.796306	0
	2008	$0.914987	$0.618215	0
	2007	$1.000000	$0.914987	0
ProFund VP Emerging Markets	2012	$0.770182	$0.808194	16,151
Subaccount Inception Date September 6, 2007	2011	$0.974022	$0.770182	2,320
	2010	$0.901084	$0.974022	124,139
	2009	$0.563595	$0.901084	105,076
	2008	$1.146880	$0.563595	3,580
	2007	$1.000000	$1.146880	0
ProFund VP Europe 30	2012	$0.670156	$0.769403	0
Subaccount Inception Date September 6, 2007	2011	$0.746897	$0.670156	0
	2010	$0.739000	$0.746897	0
	2009	$0.567261	$0.739000	0
	2008	$1.028829	$0.567261	0
	2007	$1.000000	$1.028829	124,004

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units
ProFund VP Falling US Dollar	2012	$0.923679	$0.902500	2,628
Subaccount Inception Date September 6, 2007	2011	$0.964220	$0.923679	2,629
	2010	$1.005178	$0.964220	0
	2009	$0.988011	$1.005178	76,730
	2008	$1.057457	$0.988011	71,128
	2007	$1.000000	$1.057457	45,703
ProFund VP Financials	2012	$0.441535	$0.542290	182
Subaccount Inception Date September 6, 2007	2011	$0.520345	$0.441535	123
	2010	$0.476352	$0.520345	22,413
	2009	$0.420606	$0.476352	48,316
	2008	$0.863708	$0.420606	24,489
	2007	$1.000000	$0.863708	0
ProFund VP International	2012	$0.607678	$0.693697	0
Subaccount Inception Date September 6, 2007	2011	$0.720380	$0.607678	1,693
	2010	$0.678587	$0.720380	35,256
	2009	$0.552848	$0.678587	55,278
	2008	$1.009844	$0.552848	660
	2007	$1.000000	$1.009844	0
ProFund VP Japan	2012	$0.426236	$0.516011	0
Subaccount Inception Date September 6, 2007	2011	$0.531340	$0.426236	17,512
	2010	$0.577291	$0.531340	0
	2009	$0.531344	$0.577291	0
	2008	$0.912200	$0.531344	4,548
	2007	$1.000000	$0.912200	0
ProFund VP Mid-Cap	2012	$0.892411	$1.015277	16,929
Subaccount Inception Date September 6, 2007	2011	$0.945774	$0.892411	0
	2010	$0.774243	$0.945774	20,034
	2009	$0.591705	$0.774243	68,506
	2008	$0.975007	$0.591705	14,966
	2007	$1.000000	$0.975007	0
ProFund VP Money Market	2012	$0.958912	$0.944378	884
Subaccount Inception Date June 21, 2007	2011	$0.973508	$0.958912	45,113
	2010	$0.988432	$0.973508	207,517
	2009	$1.003417	$0.988432	283,688
	2008	$1.010533	$1.003417	220,744
	2007	$1.000000	$1.010533	85,993
ProFund VP Oil & Gas	2012	$0.899159	$0.911015	337,398
Subaccount Inception Date September 6, 2007	2011	$0.893013	$0.899159	398,544
	2010	$0.770074	$0.893013	292,482
	2009	$0.677072	$0.770074	259,883
	2008	$1.090572	$0.677072	159,115
	2007	$1.000000	$1.090572	46,033
ProFund VP NASDAQ-100	2012	$1.047459	$1.198805	7,197
Subaccount Inception Date June 21, 2007	2011	$1.048405	$1.047459	33,893
	2010	$0.900379	$1.048405	3,248
	2009	$0.601503	$0.900379	43,012
	2008	$1.062057	$0.601503	10,391
	2007	$1.000000	$1.062057	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals	2012	$1.031470	$1.136054	136
Subaccount Inception Date September 6, 2007	2011	$0.901937	$1.031470	93
	2010	$0.911572	$0.901937	58,034
	2009	$0.791896	$0.911572	43,113
	2008	$0.999134	$0.791896	1,884
	2007	$1.000000	$0.999134	0
ProFund VP Precious Metals	2012	$1.113985	$0.937331	272,149
Subaccount Inception Date September 6, 2007	2011	$1.400281	$1.113985	314,004
	2010	$1.069717	$1.400281	312,378
	2009	$0.802727	$1.069717	262,215
	2008	$1.177386	$0.802727	169,591
	2007	$1.000000	$1.177386	65,069
ProFund VP Short Emerging Markets	2012	$0.474231	$0.406040	0
Subaccount Inception Date September 6, 2007	2011	$0.435176	$0.474231	0
	2010	$0.541704	$0.435176	11,573
	2009	$1.072650	$0.541704	23,551
	2008	$0.823808	$1.072650	70,567
	2007	$1.000000	$0.823808	11,573
ProFund VP Short International	2012	$0.773288	$0.607950	19,310
Subaccount Inception Date September 6, 2007	2011	$0.771350	$0.773288	0
	2010	$0.918268	$0.771350	0
	2009	$1.337541	$0.918268	39,114
	2008	$0.982671	$1.337541	52,275
	2007	$1.000000	$0.982671	23
ProFund VP Short NASDAQ-100	2012	$0.567391	$0.453675	31,911
Subaccount Inception Date September 6, 2007	2011	$0.643589	$0.567391	32,166
	2010	$0.829257	$0.643589	29,969
	2009	$1.419162	$0.829257	65,316
	2008	$0.972714	$1.419162	42,932
	2007	$1.000000	$0.972714	11,071
ProFund VP Short Small-Cap	2012	$0.551564	$0.440113	20,673
Subaccount Inception Date June 21, 2007	2011	$0.616101	$0.551564	11,221
	2010	$0.880526	$0.616101	18,442
	2009	$1.322235	$0.880526	29,823
	2008	$1.082175	$1.322235	17,999
	2007	$1.000000	$1.082175	18,112
ProFund VP Small-Cap	2012	$0.816340	$0.922370	82
Subaccount Inception Date June 21, 2007	2011	$0.878662	$0.816340	58
	2010	$0.715032	$0.878662	31
	2009	$0.575963	$0.715032	326
	2008	$0.905495	$0.575963	135
	2007	$1.000000	$0.905495	25
ProFund VP Small-Cap Value	2012	$0.841404	$0.962370	26,408
Subaccount Inception Date September 6, 2007	2011	$0.890980	$0.841404	0
	2010	$0.741008	$0.890980	0
	2009	$0.624984	$0.741008	17,658
	2008	$0.915680	$0.624984	14.506
	2007	$1.000000	$0.915680	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.55%
		Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications	2012	$0.743715	$0.853268	6,542
Subaccount Inception Date September 6, 2007	2011	$0.741377	$0.743715	0
	2010	$0.650773	$0.741377	19,546
	2009	$0.615779	$0.650773	0
	2008	$0.953593	$0.615779	0
	2007	$1.000000	$0.953593	0
ProFund VP UltraSmall-Cap	2012	$0.475835	$0.606831	0
Subaccount Inception Date September 6, 2007	2011	$0.595319	$0.475835	226,490
	2010	$0.407258	$0.595319	723,834
	2009	$0.295037	$0.407258	269,411
	2008	$0.886151	$0.295037	251
	2007	$1.000000	$0.886151	25
ProFund VP U.S. Government Plus	2012	$1.621663	$1.612329	29,836
Subaccount Inception Date September 6, 2007	2011	$1.147398	$1.621663	4,401
	2010	$1.058149	$1.147398	1,140
	2009	$1.594749	$1.058149	51,364
	2008	$1.081409	$1.594749	2,968
	2007	$1.000000	$1.081409	58,073
ProFund VP Utilities	2012	$0.964891	$0.951439	5,698
Subaccount Inception Date September 6, 2007	2011	$0.833820	$0.964891	13,099
	2010	$0.799179	$0.833820	15,698
	2009	$0.732885	$0.799179	15,033
	2008	$1.073971	$0.732885	5,067
	2007	$1.000000	$1.073971	121,856
Access VP High Yield FundSM	2012	$1.291291	$1.451082	19,056
Subaccount Inception Date September 6, 2007	2011	$1.276228	$1.291291	59,079
	2010	$1.113652	$1.276228	25,145
	2009	$0.967317	$1.113652	7,542
	2008	$1.030204	$0.967317	18,869
	2007	$1.000000	$1.030204	0
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.019352	9,781
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.008581	0
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.003629	0
TA Market Participation Strategy - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.989610	0

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.262232	$1.332971	26,313,349
Subaccount Inception Date January 12, 2004	2011	$1.251623	$1.262232	25,079,419
	2010	$1.168640	$1.251623	27,712,543
	2009	$0.949666	$1.168640	30,084,967
	2008	$1.226456	$0.949666	24,847,589
	2007	$1.172863	$1.226456	21,950,893
	2006	$1.090692	$1.172863	17,780,460
	2005	$1.054196	$1.090692	13,057,143
	2004	$1.000000	$1.054196	6,701,588

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class	2012	$1.155010	$1.278853	23,918,415
Subaccount Inception Date January 12, 2004	2011	$1.243101	$1.155010	26,672,882
	2010	$1.100521	$1.243101	34,348,040
	2009	$0.862274	$1.100521	36,414,160
	2008	$1.452868	$0.862274	39,045,964
	2007	$1.371454	$1.452868	62,598,944
	2006	$1.207480	$1.371454	56,059,145
	2005	$1.094982	$1.207480	32,683,905
	2004	$1.000000	$1.094982	17,684,973
TA Asset Allocation - Moderate - Service Class	2012	$1.275400	$1.370925	46,563,305
Subaccount Inception Date January 12, 2004	2011	$1.290702	$1.275400	53,451,867
	2010	$1.189483	$1.290702	62,168,068
	2009	$0.956698	$1.189483	70,185,774
	2008	$1.315767	$0.956698	63,844,826
	2007	$1.239728	$1.315767	88,466,273
	2006	$1.131412	$1.239728	85,301,959
	2005	$1.071902	$1.131412	62,676,342
	2004	$1.000000	$1.071902	26,223,695
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.239917	$1.348206	107,754,562
Subaccount Inception Date January 12, 2004	2011	$1.287790	$1.239917	111,789,160
	2010	$1.162860	$1.287790	135,072,534
	2009	$0.923050	$1.162860	138,346,800
	2008	$1.396825	$0.923050	135,127,392
	2007	$1.318249	$1.396825	165,419,472
	2006	$1.178429	$1.318249	150,092,330
	2005	$1.090230	$1.178429	78,339,723
	2004	$1.000000	$1.090230	28,100,111
TA International Moderate Growth - Service Class	2012	$0.871423	$0.965634	7,691,863
Subaccount Inception Date May 1, 2006	2011	$0.956557	$0.871423	8,045,933
	2010	$0.880687	$0.956557	9,187,088
	2009	$0.691190	$0.880687	10,105,795
	2008	$1.101698	$0.691190	10,055,121
	2007	$1.030768	$1.101698	8,528,289
	2006	$1.000000	$1.030768	3,388,543
TA Barrow Hanley Dividend Focused - Service Class(3)	2012	$1.230848	$1.351642	2,825,457
Subaccount Inception Date January 12, 2004	2011	$1.219304	$1.230848	3,402,092
	2010	$1.123538	$1.219304	3,675,388
	2009	$1.002877	$1.123538	2,295,840
	2008	$1.543893	$1.002877	1,592,102
	2007	$1.501867	$1.543893	3,495,038
	2006	$1.307095	$1.501867	4,025,600
	2005	$1.146312	$1.307095	2,350,464
	2004	$1.000000	$1.146312	113,004
TA Clarion Global Real Estate Securities - Service Class	2012	$1.469797	$1.809635	1,785,134
Subaccount Inception Date January 12, 2004	2011	$1.587181	$1.469797	1,842,180
	2010	$1.397210	$1.587181	2,389,432
	2009	$1.066253	$1.397210	1,917,463
	2008	$1.882175	$1.066253	1,863,659
	2007	$2.052326	$1.882175	3,594,492
	2006	$1.467798	$2.052326	5,386,808
	2005	$1.316249	$1.467798	3,292,076
	2004	$1.000000	$1.316249	1,651,781

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class	2012	$1.031274	$1.091838	1,899,976
Subaccount Inception Date January 12, 2004	2011	$1.011845	$1.031274	2,184,400
	2010	$1.031315	$1.011845	2,524,481
	2009	$1.007067	$1.031315	2,711,619
	2008	$1.072059	$1.007067	2,552,391
	2007	$1.095858	$1.072059	4,593,319
	2006	$1.085430	$1.095858	6,814,686
	2005	$1.051964	$1.085430	6,514,910
	2004	$1.000000	$1.051964	2,536,735
TA Janus Balanced - Service Class	2012	$0.879968	$0.975267	179,276
Subaccount Inception Date November 19, 2009	2011	$1.001403	$0.879968	219,351
	2010	$0.985842	$1.001403	391,671
	2009	$0.986575	$0.985842	78,695
TA PIMCO Tactical - Balanced - Service Class(4)	2012	$0.923880	$0.919103	622,393
Subaccount Inception Date November 19, 2009	2011	$0.970792	$0.923880	913,834
	2010	$1.020671	$0.970792	762,095
	2009	$0.998162	$1.020671	29,448
TA PIMCO Tactical - Conservative - Service Class(5)	2012	$0.898985	$0.899120	277,322
Subaccount Inception Date November 19, 2009	2011	$0.986000	$0.898985	394,448
	2010	$1.022422	$0.986000	384,843
	2009	$0.997269	$1.022422	41,194
TA PIMCO Tactical - Growth - Service Class(6)	2012	$0.870065	$0.863059	183,293
Subaccount Inception Date November 19, 2009	2011	$0.999152	$0.870065	173,668
	2010	$1.021338	$0.999152	147,468
	2009	$0.996400	$1.021338	149,896
TA Hanlon Income - Service Class	2012	$1.003967	$1.023367	3,079,103
Subaccount Inception Date November 19, 2009	2011	$0.990002	$1.003967	3,098,691
	2010	$1.003681	$0.990002	4,017,857
	2009	$0.999959	$1.003681	760,910
TA Jennison Growth - Service Class	2012	$1.026534	$1.167123	1,030,318
Subaccount Inception Date April 29, 2010	2011	$1.050003	$1.026534	1,530,999
	2010	$1.000000	$1.050003	1,205,266
TA JPMorgan Core Bond - Service Class	2012	$1.379309	$1.423424	3,847,377
Subaccount Inception Date January 12, 2004	2011	$1.305416	$1.379309	3,385,136
	2010	$1.226908	$1.305416	2,772,625
	2009	$1.138484	$1.226908	3,721,207
	2008	$1.097942	$1.138484	2,884,774
	2007	$1.045357	$1.097942	3,440,861
	2006	$1.023833	$1.045357	3,536,806
	2005	$1.018111	$1.023833	2,021,009
	2004	$1.000000	$1.018111	516,091
TA JPMorgan Enhanced Index - Service Class	2012	$1.117704	$1.278316	942,499
Subaccount Inception Date January 12, 2004	2011	$1.129096	$1.117704	494,733
	2010	$0.997814	$1.129096	271,632
	2009	$0.783187	$0.997814	333,608
	2008	$1.272410	$0.783187	263,046
	2007	$1.238329	$1.272410	383,657
	2006	$1.093260	$1.238329	857,799
	2005	$1.075235	$1.093260	898,759
	2004	$1.000000	$1.075235	853,056

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class	2012	$1.111454	$1.261426	710,656
Subaccount Inception Date January 12, 2004	2011	$1.199948	$1.111454	718,555
	2010	$0.958353	$1.199948	861,820
	2009	$0.762538	$0.958353	868,676
	2008	$1.219714	$0.762538	962,785
	2007	$1.228722	$1.219714	1,639,428
	2006	$1.054253	$1.228722	1,864,602
	2005	$1.030790	$1.054253	1,459,713
	2004	$1.000000	$1.030790	1,199,447
TA AEGON High Yield Bond - Service Class	2012	$1.402741	$1.618221	2,939,254
Subaccount Inception Date January 12, 2004	2011	$1.361949	$1.402741	2,795,667
	2010	$1.232408	$1.361949	3,363,687
	2009	$0.851767	$1.232408	2,110,726
	2008	$1.159947	$0.851767	420,671
	2007	$1.157439	$1.159947	734,552
	2006	$1.062008	$1.157439	1,370,080
	2005	$1.061939	$1.062008	1,082,031
	2004	$1.000000	$1.061939	272,650
TA MFS International Equity - Service Class	2012	$0.799533	$0.959949	1,554,927
Subaccount Inception Date May 1, 2007	2011	$0.903862	$0.799533	817,520
	2010	$0.831700	$0.903862	1,395,246
	2009	$0.638385	$0.831700	1,145,200
	2008	$1.005301	$0.638385	903,506
	2007	$1.000000	$1.005301	676,088
TA PIMCO Total Return - Service Class	2012	$1.343583	$1.420548	5,570,896
Subaccount Inception Date January 12, 2004	2011	$1.287123	$1.343583	6,329,179
	2010	$1.221698	$1.287123	6,692,702
	2009	$1.071283	$1.221698	5,073,335
	2008	$1.121880	$1.071283	3,759,368
	2007	$1.046662	$1.121880	1,877,173
	2006	$1.022468	$1.046662	1,750,695
	2005	$1.017090	$1.022468	1,315,116
	2004	$1.000000	$1.017090	545,625
TA T. Rowe Price Small Cap - Service Class	2012	$1.406671	$1.599346	1,155,998
Subaccount Inception Date January 12, 2004	2011	$1.406447	$1.406671	900,737
	2010	$1.064842	$1.406447	1,399,627
	2009	$0.781328	$1.064842	907,749
	2008	$1.247090	$0.781328	920,090
	2007	$1.158460	$1.247090	1,223,144
	2006	$1.137788	$1.158460	2,119,133
	2005	$1.046038	$1.137788	2,776,673
	2004	$1.000000	$1.046038	887,232
TA Third Avenue Value - Service Class(7)	2012	$1.142979	$1.357246	2,244,271
Subaccount Inception Date January 12, 2004	2011	$1.356739	$1.142979	2,788,826
	2010	$1.195727	$1.356739	3,581,978
	2009	$0.902221	$1.195727	4,226,005
	2008	$1.559746	$0.902221	4,255,929
	2007	$1.568471	$1.559746	8,497,888
	2006	$1.374897	$1.568471	9,377,195
	2005	$1.177910	$1.374897	7,013,399
	2004	$1.000000	$1.177910	2,506,585

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units
TA Efficient Markets - Service Class(8)	2012	$1.284573	$1.419962	89,306
Subaccount Inception Date November 10, 2008	2011	$1.333021	$1.284573	98,465
	2010	$1.203984	$1.333021	98,499
	2009	$1.036844	$1.203984	33,548
	2008	$1.000000	$1.036844	4,046
TA Multi-Managed Balanced - Service Class	2012	$1.408564	$1.559660	3,695,937
Subaccount Inception Date January 12, 2004	2011	$1.377957	$1.408564	3,656,654
	2010	$1.128982	$1.377957	3,303,572
	2009	$0.909903	$1.128982	2,511,053
	2008	$1.369808	$0.909903	1,611,889
	2007	$1.226427	$1.369808	2,126,335
	2006	$1.144720	$1.226427	1,700,807
	2005	$1.077883	$1.144720	576,182
	2004	$1.000000	$1.077883	280,106
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.202130	$1.252913	337,810
Subaccount Inception Date January 12, 2004	2011	$1.200133	$1.202130	815,630
	2010	$1.116003	$1.200133	1,059,133
	2009	$0.863600	$1.116003	725,021
	2008	$1.391399	$0.863600	538,077
	2007	$1.194028	$1.391399	768,163
	2006	$1.095234	$1.194028	773,660
	2005	$1.073591	$1.095234	574,842
	2004	$1.000000	$1.073591	315,647
TA WMC Diversified Growth - Service Class	2012	$1.166780	$1.297296	5,341,440
Subaccount Inception Date January 12, 2004	2011	$1.232684	$1.166780	6,218,447
	2010	$1.064988	$1.232684	5,666,454
	2009	$0.838623	$1.064988	6,258,668
	2008	$1.581529	$0.838623	5,646,875
	2007	$1.383426	$1.581529	10,614,234
	2006	$1.295525	$1.383426	11,409,225
	2005	$1.130826	$1.295525	5,276,082
	2004	$1.000000	$1.130826	1,439,964
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.005235	$1.057458	209,851
Subaccount Inception Date December 9, 2011	2011	$0.000000	$1.005235	85,110
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.988500	$1.080491	369,874
Subaccount Inception Date December 9, 2011	2011	$0.000000	$0.988500	342,336
TA AEGON Money Market - Service Class	2012	$1.026951	$1.011749	6,351,476
Subbaccount Inception Date January 12, 2004	2011	$1.042250	$1.026951	10,139,264
	2010	$1.057853	$1.042250	12,273,033
	2009	$1.073551	$1.057853	15,172,709
	2008	$1.066625	$1.073551	26,254,341
	2007	$1.033454	$1.066625	6,542,781
	2006	$1.004030	$1.033454	5,214,197
	2005	$0.992959	$1.004030	5,467,485
	2004	$1.000000	$0.992959	4,555,720
TA Systematic Small Mid Cap Value - Service Class(7)	2012	$1.788376	$2.044441	1,736,987
Subaccount Inception Date May 1, 2004	2011	$1.868566	$1.788376	2,329,894
	2010	$1.458329	$1.868566	2,887,567
	2009	$1.035826	$1.458329	3,214,157
	2008	$1.783618	$1.035826	3,378,931
	2007	$1.455505	$1.783618	5,288,410
	2006	$1.253895	$1.455505	3,260,354
	2005	$1.123655	$1.253895	2,594,327
	2004	$1.000000	$1.123655	251,948

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities - Service Class	2012	$1.259585	$1.301244	2,772,629
Subaccount Inception Date January 12, 2004	2011	$1.191621	$1.259585	3,397,411
	2010	$1.160483	$1.191621	3,868,350
	2009	$1.130443	$1.160483	4,796,583
	2008	$1.068245	$1.130443	6,632,759
	2007	$1.025081	$1.068245	503,358
	2006	$1.009539	$1.025081	491,167
	2005	$1.004737	$1.009539	552,723
	2004	$1.000000	$1.004737	270,027
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.093979	$1.149041	328,477
Subaccount Inception Date November 19, 2009	2011	$1.076184	$1.093979	183,139
	2010	$0.998250	$1.076184	184,846
	2009	$0.999959	$0.998250	0
TA Vanguard ETF - Balanced - Service Class(10)	2012	$1.023630	$1.093104	282,214
Subaccount Inception Date May 1, 2008	2011	$1.023942	$1.023630	350,587
	2010	$0.938912	$1.023942	360,522
	2009	$0.817803	$0.938912	402,275
	2008	$1.000000	$0.817803	93,778
TA Vanguard ETF - Growth - Service Class(8)(11)	2012	$0.949931	$1.043955	519,838
Subaccount Inception Date May 1, 2008	2011	$0.975207	$0.949931	561,741
	2010	$0.875931	$0.975207	567,834
	2009	$0.721758	$0.875931	486,051
	2008	$1.000000	$0.721758	617,161
TA Vanguard ETF - Aggressive Growth - Service Class(12)	2012	$1.092834	$1.254972	53,957
Subaccount Inception Date November 19, 2009	2011	$1.154451	$1.092834	29,918
	2010	$1.024203	$1.154451	25,622
	2009	$0.999959	$1.024203	0
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.415524	$1.516863	1,558,975
Subaccount Inception Date January 12, 2004	2011	$1.543486	$1.415524	2,571,234
	2010	$1.172796	$1.543486	1,923,286
	2009	$0.743435	$1.172796	879,704
	2008	$1.408940	$0.743435	721,363
	2007	$1.169999	$1.408940	1,632,812
	2006	$1.083581	$1.169999	757,663
	2005	$1.024849	$1.083581	503,955
	2004	$1.000000	$1.024849	235,877
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.259585	$1.301244	34,901,995
Subaccount Inception Date January 12, 2004	2011	$1.191621	$1.259585	49,145,334
	2010	$1.160483	$1.191621	32,477,224
	2009	$1.130443	$1.160483	55,499,845
	2008	$1.068245	$1.130443	86,447,326
	2007	$1.025081	$1.068245	2,524,107
	2006	$1.009539	$1.025081	83,026
	2005	$1.004737	$1.009539	18,538
	2004	$1.000000	$1.004737	232,276
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	2012	$1.281555	$1.428555	83,089
Subaccount Inception Date November 10, 2008	2011	$1.344388	$1.281555	123,547
	2010	$1.239595	$1.344388	120,154
	2009	$1.012991	$1.239595	91,274
	2008	$1.000000	$1.012991	4,248

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Index 500 Portfolio – Service Class 2	2012	$1.136975	$1.295178	675,833
Subaccount Inception Date January 12, 2004	2011	$1.133764	$1.136975	595,983
	2010	$1.003023	$1.133764	816,193
	2009	$0.806068	$1.003023	723,849
	2008	$1.302036	$0.806068	693,664
	2007	$1.256568	$1.302036	1,200,240
	2006	$1.104801	$1.256568	822,286
	2005	$1.072471	$1.104801	838,388
	2004	$1.000000	$1.072471	414,039
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	2012	$1.329378	$1.506093	183,297
Subaccount Inception Date November 10, 2008	2011	$1.374241	$1.329378	145,305
	2010	$1.267151	$1.374241	127,828
	2009	$0.990309	$1.267151	116,237
	2008	$1.000000	$0.990309	4,660
ProFund VP Asia 30	2012	$0.694263	$0.789810	420,371
Subaccount Inception Date September 6, 2007	2011	$0.965241	$0.694263	326,913
	2010	$0.860100	$0.965241	1,097,138
	2009	$0.566146	$0.860100	1,519,853
	2008	$1.168595	$0.566146	480,885
	2007	$1.000000	$1.168595	286,322
ProFund VP Basic Materials	2012	$0.898623	$0.960393	134,277
Subaccount Inception Date September 6, 2007	2011	$1.087780	$0.898623	804,291
	2010	$0.851293	$1.087780	1,094,999
	2009	$0.532145	$0.851293	1,245,988
	2008	$1.111999	$0.532145	709,133
	2007	$1.000000	$1.111999	1,213,353
ProFund VP Bull	2012	$0.786626	$0.882573	590,497
Subaccount Inception Date June 21, 2007	2011	$0.798394	$0.786626	242,002
	2010	$0.719828	$0.798394	1,670,416
	2009	$0.587586	$0.719828	2,811,841
	2008	$0.956882	$0.587586	10,080
	2007	$1.000000	$0.956882	0
ProFund VP Consumer Services	2012	$0.991018	$1.192070	45,467
Subaccount Inception Date September 6, 2007	2011	$0.953426	$0.991018	470,634
	2010	$0.797210	$0.953426	251,451
	2009	$0.618614	$0.797210	52,493
	2008	$0.915135	$0.618614	11,281
	2007	$1.000000	$0.915135	0
ProFund VP Emerging Markets	2012	$0.771827	$0.810321	978,190
Subaccount Inception Date September 6, 2007	2011	$0.975623	$0.771827	379,737
	2010	$0.902116	$0.975623	2,820,053
	2009	$0.563961	$0.902116	2,383,553
	2008	$1.147062	$0.563961	528,098
	2007	$1.000000	$1.147062	103,211
ProFund VP Europe 30	2012	$0.671579	$0.771412	190,173
Subaccount Inception Date September 6, 2007	2011	$0.748109	$0.671579	42,169
	2010	$0.739847	$0.748109	39,320
	2009	$0.567634	$0.739847	65,668
	2008	$1.028988	$0.567634	139,591
	2007	$1.000000	$1.028988	1,863,053

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units
ProFund VP Falling US Dollar	2012	$0.925649	$0.904878	15,245
Subaccount Inception Date September 6, 2007	2011	$0.965815	$0.925649	56,625
	2010	$1.006338	$0.965815	46,085
	2009	$0.988656	$1.006338	125,054
	2008	$1.057631	$0.988656	122,340
	2007	$1.000000	$1.057631	30,009
ProFund VP Financials	2012	$0.442504	$0.543738	147,985
Subaccount Inception Date September 6, 2007	2011	$0.521232	$0.442504	137,995
	2010	$0.476920	$0.521232	840,665
	2009	$0.420885	$0.476920	905,785
	2008	$0.863846	$0.420885	617,721
	2007	$1.000000	$0.863846	10,864
ProFund VP International	2012	$0.608963	$0.695515	711,812
Subaccount Inception Date September 6, 2007	2011	$0.721547	$0.608963	467,194
	2010	$0.679357	$0.721547	2,365,967
	2009	$0.553209	$0.679357	1,699,885
	2008	$1.010008	$0.553209	100,849
	2007	$1.000000	$1.010008	46,220
ProFund VP Japan	2012	$0.427142	$0.517380	0
Subaccount Inception Date September 6, 2007	2011	$0.532208	$0.427142	263,283
	2010	$0.577952	$0.532208	49,622
	2009	$0.531699	$0.577952	26,949
	2008	$0.912345	$0.531699	14,677
	2007	$1.000000	$0.912345	15,624
ProFund VP Mid-Cap	2012	$0.894304	$1.017936	475,810
Subaccount Inception Date September 6, 2007	2011	$0.947322	$0.894304	366,640
	2010	$0.775131	$0.947322	277,314
	2009	$0.592091	$0.775131	911,810
	2008	$0.975170	$0.592091	177,566
	2007	$1.000000	$0.975170	0
ProFund VP Money Market	2012	$0.961014	$0.946936	1,048,579
Subaccount Inception Date June 21, 2007	2011	$0.975208	$0.961014	2,931,180
	2010	$0.989638	$0.975208	940,798
	2009	$1.004153	$0.989638	3,370,182
	2008	$1.010793	$1.004153	5,748,238
	2007	$1.000000	$1.010793	4,732,871
ProFund VP Oil & Gas	2012	$0.901092	$0.913422	287,275
Subaccount Inception Date September 6, 2007	2011	$0.894486	$0.901092	909,799
	2010	$0.770963	$0.894486	1,661,066
	2009	$0.677516	$0.770963	1,009,331
	2008	$1.090746	$0.677516	875,970
	2007	$1.000000	$1.090746	326,437
ProFund VP NASDAQ-100	2012	$1.049791	$1.202066	165,109
Subaccount Inception Date June 21, 2007	2011	$1.050226	$1.049791	1,015,907
	2010	$0.901497	$1.050226	752,809
	2009	$0.601949	$0.901497	544,242
	2008	$1.062329	$0.601949	134,963
	2007	$1.000000	$1.062329	67,304

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals	2012	$1.033684	$1.139051	184,973
Subaccount Inception Date September 6, 2007	2011	$0.903420	$1.033684	405,004
	2010	$0.912621	$0.903420	87,706
	2009	$0.792421	$0.912621	148,447
	2008	$0.999291	$0.792421	283,595
	2007	$1.000000	$0.999291	4,749
ProFund VP Precious Metals	2012	$1.116355	$0.939784	693,744
Subaccount Inception Date September 6, 2007	2011	$1.402574	$1.116355	962,860
	2010	$1.079645	$1.402574	818,582
	2009	$0.803253	$1.070945	571,533
	2008	$1.177574	$0.803253	709,848
	2007	$1.000000	$1.177574	300,004
ProFund VP Short Emerging Markets	2012	$0.475238	$0.407106	39,213
Subaccount Inception Date September 6, 2007	2011	$0.435882	$0.475238	40,095
	2010	$0.542321	$0.435882	110,200
	2009	$1.073337	$0.542321	160,140
	2008	$0.823937	$1.073337	148,784
	2007	$1.000000	$0.823937	30,180
ProFund VP Short International	2012	$0.774934	$0.609550	22,633
Subaccount Inception Date September 6, 2007	2011	$0.772607	$0.774934	24,070
	2010	$0.919315	$0.772607	30,936
	2009	$1.338416	$0.919315	118,922
	2008	$0.982833	$1.338416	159,224
	2007	$1.000000	$0.982833	0
ProFund VP Short NASDAQ-100	2012	$0.568603	$0.454854	128,908
Subaccount Inception Date September 6, 2007	2011	$0.644640	$0.568603	74,039
	2010	$0.830203	$0.644640	81,099
	2009	$1.420088	$0.830203	128,047
	2008	$0.972868	$1.420088	113,508
	2007	$1.000000	$0.972868	6,757
ProFund VP Short Small-Cap	2012	$0.552805	$0.441315	49,332
Subaccount Inception Date June 21, 2007	2011	$0.617176	$0.552805	53,167
	2010	$0.881623	$0.617176	131,351
	2009	$1.323222	$0.881623	92,521
	2008	$1.082446	$1.323222	72,748
	2007	$1.000000	$1.082446	32,879
ProFund VP Small-Cap	2012	$0.818176	$0.924904	483,764
Subaccount Inception Date June 21, 2007	2011	$0.880205	$0.818176	98,363
	2010	$0.715926	$0.880205	346,026
	2009	$0.576400	$0.715926	146,198
	2008	$0.905727	$0.576400	95,097
	2007	$1.000000	$0.905727	53,675
ProFund VP Small-Cap Value	2012	$0.843207	$0.964901	172,771
Subaccount Inception Date September 6, 2007	2011	$0.892448	$0.843207	13,019
	2010	$0.741863	$0.892448	115,604
	2009	$0.625401	$0.741863	372,858
	2008	$0.915826	$0.625401	317,475
	2007	$1.000000	$0.915826	17,981

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications	2012	$0.745296	$0.855513	604,761
Subaccount Inception Date September 6, 2007	2011	$0.742578	$0.745296	30,768
	2010	$0.651519	$0.742578	499,905
	2009	$0.616193	$0.651519	48,681
	2008	$0.953755	$0.616193	68
	2007	$1.000000	$0.953755	0
ProFund VP UltraSmall-Cap	2012	$0.476835	$0.608404	43,282
Subaccount Inception Date September 6, 2007	2011	$0.596291	$0.476835	104,016
	2010	$0.407731	$0.596291	373,964
	2009	$0.295236	$0.407731	778,330
	2008	$0.886293	$0.295236	67,518
	2007	$1.000000	$0.886293	9,778
ProFund VP U.S. Government Plus	2012	$1.625116	$1.616561	249,907
Subaccount Inception Date September 6, 2007	2011	$1.149283	$1.625116	172,850
	2010	$1.059360	$1.149283	225,417
	2009	$1.595787	$1.059360	360,713
	2008	$1.081581	$1.595787	707,081
	2007	$1.000000	$1.081581	327,769
ProFund VP Utilities	2012	$0.966953	$0.953938	549,771
Subaccount Inception Date September 6, 2007	2011	$0.835191	$0.966953	1,165,035
	2010	$0.800103	$0.835191	616,129
	2009	$0.733367	$0.800103	330,569
	2008	$1.074139	$0.733367	297,222
	2007	$1.000000	$1.074139	1,921,556
Access VP High Yield FundSM	2012	$1.294044	$1.454904	154,709
Subaccount Inception Date September 6, 2007	2011	$1.278324	$1.294044	341,111
	2010	$1.114909	$1.278324	483,053
	2009	$0.967939	$1.114929	1,239,527
	2008	$1.030368	$0.967939	1,183,180
	2007	$1.000000	$1.030368	0
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.019685	31,079
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.008908	0
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.003956	0
TA Market Participation Strategy - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.989747	0

Subaccount	Year	Separate Account Expense 1.45%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.217763	$1.286625	0
Subaccount Inception Date January 12, 2004	2011	$1.206930	$1.217763	0
	2010	$1.126367	$1.206930	0
	2009	$0.914860	$1.126367	0
TA Asset Allocation - Growth - Service Class	2012	$1.073699	$1.189401	0
Subaccount Inception Date January 12, 2004	2011	$1.155024	$1.073699	0
	2010	$1.022041	$1.155024	1,756
	2009	$0.800403	$1.022041	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.45%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Service Class	2012	$1.212097	$1.303526	0
Subaccount Inception Date January 12, 2004	2011	$1.226047	$1.212097	0
	2010	$1.129335	$1.226047	0
	2009	$0.907877	$1.129335	0
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.158539	$1.260355	0
Subaccount Inception Date January 12, 2004	2011	$1.202679	$1.158539	0
	2010	$1.085472	$1.202679	0
	2009	$0.861199	$1.085472	0
TA International Moderate Growth - Service Class	2012	$0.873854	$0.968818	0
Subaccount Inception Date May 1, 2006	2011	$0.958753	$0.873854	0
	2010	$0.882282	$0.958753	0
	2009	$0.692094	$0.882282	0
TA Barrow Hanley Dividend Focused - Service Class(3)	2012	$1.045169	$1.148309	0
Subaccount Inception Date January 12, 2004	2011	$1.034866	$1.045169	0
	2010	$0.953119	$1.034866	0
	2009	$0.850325	$0.953119	0
TA Clarion Global Real Estate Securities - Service Class	2012	$1.135948	$1.399294	0
Subaccount Inception Date January 12, 2004	2011	$1.226067	$1.135948	0
	2010	$1.078790	$1.226067	0
	2009	$0.822846	$1.078790	0
TA JPMorgan Tactical Allocation - Service Class	2012	$0.987954	$1.046486	0
Subaccount Inception Date January 12, 2004	2011	$0.968865	$0.987954	0
	2010	$0.987022	$0.968865	0
	2009	$0.963343	$0.987022	0
TA Janus Balanced - Service Class	2012	$0.880881	$0.976752	0
Subaccount Inception Date November 19, 2009	2011	$1.001949	$0.880881	0
	2010	$0.985894	$1.001949	0
	2009	$0.986576	$0.985894	0
TA PIMCO Tactical - Balanced - Service Class(4)	2012	$0.924841	$0.920507	0
Subaccount Inception Date November 19, 2009	2011	$0.971311	$0.924841	0
	2010	$1.020733	$0.971311	0
	2009	$0.998164	$1.020733	0
TA PIMCO Tactical - Conservative - Service Class(5)	2012	$0.899919	$0.900521	0
Subaccount Inception Date November 19, 2009	2011	$0.986536	$0.899919	0
	2010	$1.022483	$0.986536	0
	2009	$0.997270	$1.022483	0
TA PIMCO Tactical - Growth - Service Class(6)	2012	$0.870991	$0.864397	0
Subaccount Inception Date November 19, 2009	2011	$0.999711	$0.870991	0
	2010	$1.021402	$0.999711	0
	2009	$0.996402	$1.021402	0
TA Hanlon Income - Service Class	2012	$1.005034	$1.024964	0
Subaccount Inception Date November 19, 2009	2011	$0.990562	$1.005034	0
	2010	$1.003739	$0.990562	0
	2009	$0.999961	$1.003739	0
TA Jennison Growth - Service Class	2012	$1.027388	$1.168672	0
Subaccount Inception Date April 29, 2010	2011	$1.050358	$1.027388	0
	2010	$1.000000	$1.050358	0
TA JPMorgan Core Bond - Service Class	2012	$1.342410	$1.386036	0
Subaccount Inception Date January 12, 2004	2011	$1.269868	$1.342410	0
	2010	$1.192914	$1.269868	0
	2009	$1.106407	$1.192914	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.45%
		Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class	2012	$1.063693	$1.217149	0
Subaccount Inception Date January 12, 2004	2011	$1.073994	$1.063693	0
	2010	$0.948654	$1.073994	0
	2009	$0.744233	$0.948654	0
TA Morgan Stanley Capital Growth - Service Class	2012	$1.128988	$1.281960	0
Subaccount Inception Date January 12, 2004	2011	$1.218281	$1.128988	0
	2010	$0.972516	$1.218281	0
	2009	$0.773416	$0.972516	0
TA AEGON High Yield Bond - Service Class	2012	$1.353757	$1.562482	0
Subaccount Inception Date January 12, 2004	2011	$1.313738	$1.353757	0
	2010	$1.188199	$1.313738	0
	2009	$0.820813	$1.188199	0
TA MFS International Equity - Service Class	2012	$1.273399	$1.529649	0
Subaccount Inception Date May 1, 2007	2011	$1.438861	$1.273399	0
	2010	$1.323341	$1.438861	0
	2009	$1.000000	$1.323341	0
TA PIMCO Total Return - Service Class	2012	$1.311188	$1.386992	0
Subaccount Inception Date January 12, 2004	2011	$1.255474	$1.311188	0
	2010	$1.191068	$1.255474	0
	2009	$1.043906	$1.191068	0
TA T. Rowe Price Small Cap - Service Class	2012	$1.370824	$1.559370	0
Subaccount Inception Date January 12, 2004	2011	$1.369933	$1.370824	0
	2010	$1.036697	$1.369933	0
	2009	$0.760301	$1.036697	0
TA Third Avenue Value - Service Class(7)	2012	$0.957636	$1.137724	0
Subaccount Inception Date January 12, 2004	2011	$1.136173	$0.957636	0
	2010	$1.000847	$1.136173	0
	2009	$0.754806	$1.000847	0
TA Efficient Markets - Service Class(8)	2012	$1.257736	$1.390975	0
Subaccount Inception Date November 10, 2008	2011	$1.304516	$1.257736	0
	2010	$1.177671	$1.304516	0
	2009	$1.000000	$1.177671	0
TA Multi-Managed Balanced - Service Class	2012	$1.340790	$1.485358	0
Subaccount Inception Date January 12, 2004	2011	$1.311015	$1.340790	0
	2010	$1.073605	$1.311015	0
	2009	$0.864841	$1.073605	0
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.198858	$1.250116	0
Subaccount Inception Date January 12, 2004	2011	$1.196285	$1.198858	0
	2010	$1.111884	$1.196285	0
	2009	$0.859987	$1.111884	0
TA WMC Diversified Growth - Service Class	2012	$1.060938	$1.180188	0
Subaccount Inception Date January 12, 2004	2011	$1.120304	$1.060938	0
	2010	$0.967424	$1.120304	0
	2009	$0.761428	$0.967424	0
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.005265	$1.057997	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$1.005265	0
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.988528	$1.081058	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$0.988528	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.45%
		Beginning AUV	Ending AUV	# Units
TA AEGON Money Market - Service Class	2012	$1.035212	$1.020403	17,623
Subaccount Inception Date January 12, 2004	2011	$1.050132	$1.035212	17,653
	2010	$1.065312	$1.050132	17,682
	2009	$1.080617	$1.065312	0
TA Systematic Small Mid Cap Value - Service Class(7)	2012	$1.585068	$1.812915	0
Subaccount Inception Date May 1, 2004	2011	$1.655327	$1.585068	0
	2010	$1.291270	$1.655327	0
	2009	$0.916721	$1.291270	0
TA AEGON U.S. Government Securities - Service Class	2012	$1.245621	$1.287458	0
Subaccount Inception Date January 12, 2004	2011	$1.177824	$1.245621	0
	2010	$1.146487	$1.177824	0
	2009	$1.116258	$1.146487	0
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.095100	$1.150791	0
Subaccount Inception Date November 19, 2009	2011	$1.076773	$1.095100	0
	2010	$0.998308	$1.076773	0
	2009	$0.999961	$0.998308	0
TA Vanguard ETF - Balanced - Service Class(10)	2012	$1.247608	$1.332948	0
Subaccount Inception Date May 1, 2008	2011	$1.247366	$1.247608	0
	2010	$1.143221	$1.247366	0
	2009	$1.000000	$1.143221	0
TA Vanguard ETF - Growth - Service Class(8)(11)	2012	$1.299609	$1.428950	0
Subaccount Inception Date May 1, 2008	2011	$1.333522	$1.299609	0
	2010	$1.197178	$1.333522	0
	2009	$1.000000	$1.197178	0
TA Vanguard ETF - Aggressive Growth - Service Class(12)	2012	$1.093985	$1.256917	0
Subaccount Inception Date November 19, 2009	2011	$1.155086	$1.093985	0
	2010	$1.024265	$1.155086	0
	2009	$0.999961	$1.024265	0
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.416584	$1.518752	0
Subaccount Inception Date January 12, 2004	2011	$1.543882	$1.416584	0
	2010	$1.172523	$1.543882	0
	2009	$0.742888	$1.172523	0
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.245621	$1.287458	0
Subaccount Inception Date January 12, 2004	2011	$1.177824	$1.245621	0
	2010	$1.146487	$1.177824	0
	2009	$1.116258	$1.146487	0
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1)	2012	$1.250761	$1.394924	0
Subaccount Inception Date November 10, 2008	2011	$1.311435	$1.250761	0
	2010	$1.208620	$1.311435	0
	2009	$1.000000	$1.208620	0
Fidelity ® VIP Index 500 Portfolio – Service Class 2	2012	$1.081981	$1.233136	0
Subaccount Inception Date January 12, 2004	2011	$1.078396	$1.081981	0
	2010	$0.953569	$1.078396	0
	2009	$0.765955	$0.953569	0
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.314237	$1.489665	0
Subaccount Inception Date November 10, 2008	2011	$1.357922	$1.314237	0
	2010	$1.251483	$1.357922	0
	2009	$1.000000	$1.251483	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.45%
		Beginning AUV	Ending AUV	# Units
ProFund VP Asia 30	2012	$1.022822	$1.164162	0
Subaccount Inception Date September 6, 2007	2011	$1.421355	$1.022822	0
	2010	$1.265897	$1.421355	0
	2009	$1.000000	$1.265897	0
ProFund VP Basic Materials	2012	$1.406156	$1.503577	0
Subaccount Inception Date September 6, 2007	2011	$1.701306	$1.406156	0
	2010	$1.330779	$1.701306	0
	2009	$1.000000	$1.330779	0
ProFund VP Consumer Services	2012	$1.504771	$1.810946	0
Subaccount Inception Date September 6, 2007	2011	$1.446987	$1.504771	0
	2010	$1.209301	$1.446987	0
	2009	$1.000000	$1.209301	0
ProFund VP Emerging Markets	2012	$1.116545	$1.172812	0
Subaccount Inception Date September 6, 2007	2011	$1.410670	$1.116545	0
	2010	$1.303756	$1.410670	0
	2009	$1.000000	$1.303756	0
ProFund VP Europe 30	2012	$1.172059	$1.346948	0
Subaccount Inception Date September 6, 2007	2011	$1.304979	$1.172059	0
	2010	$1.289918	$1.304979	0
	2009	$1.000000	$1.289918	0
ProFund VP Falling US Dollar	2012	$0.973640	$0.952256	0
Subaccount Inception Date September 6, 2007	2011	$1.015386	$0.973640	0
	2010	$1.057468	$1.015386	0
	2009	$1.000000	$1.057468	0
ProFund VP Financials	2012	$1.121928	$1.379305	0
Subaccount Inception Date September 6, 2007	2011	$1.320876	$1.121928	0
	2010	$1.207996	$1.320876	0
	2009	$1.000000	$1.207996	0
ProFund VP International	2012	$1.133353	$1.295066	0
Subaccount Inception Date September 6, 2007	2011	$1.342232	$1.133353	0
	2010	$1.263119	$1.342232	0
	2009	$1.000000	$1.263119	0
ProFund VP Japan	2012	$0.806560	$0.977425	0
Subaccount Inception Date September 6, 2007	2011	$1.004447	$0.806560	0
	2010	$1.090254	$1.004447	0
	2009	$1.000000	$1.090254	0
ProFund VP Mid-Cap	2012	$1.419010	$1.615982	0
Subaccount Inception Date September 6, 2007	2011	$1.502397	$1.419010	0
	2010	$1.228705	$1.502397	0
	2009	$1.000000	$1.228705	0
ProFund VP Oil & Gas	2012	$1.319485	$1.338213	0
Subaccount Inception Date September 6, 2007	2011	$1.309174	$1.319485	0
	2010	$1.127829	$1.309174	0
	2009	$1.000000	$1.127826	0
ProFund VP Pharmaceuticals	2012	$1.455722	$1.604908	0
Subaccount Inception Date September 6, 2007	2011	$1.271652	$1.455722	0
	2010	$1.283970	$1.271652	0
	2009	$1.000000	$1.283970	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.45%
		Beginning AUV	Ending AUV	# Units
ProFund VP Precious Metals	2012	$1.347851	$1.135233	0
Subaccount Inception Date September 6, 2007	2011	$1.692592	$1.347851	0
	2010	$1.291746	$1.692592	0
	2009	$1.000000	$1.291746	0
ProFund VP Short Emerging Markets	2012	$0.607859	$0.520980	0
Subaccount Inception Date September 6, 2007	2011	$0.557247	$0.607859	0
	2010	$0.692979	$0.557247	0
	2009	$1.000000	$0.692979	0
ProFund VP Short International	2012	$0.618329	$0.486612	0
Subaccount Inception Date September 6, 2007	2011	$0.616162	$0.618329	0
	2010	$0.732801	$0.616162	0
	2009	$1.000000	$0.732801	0
ProFund VP Short NASDAQ-100	2012	$0.501040	$0.401020	0
Subaccount Inception Date September 6, 2007	2011	$0.567767	$0.501040	0
	2010	$0.730834	$0.567767	0
	2009	$1.000000	$0.730834	0
ProFund VP Small-Cap Value	2012	$1.360581	$1.557710	0
Subaccount Inception Date September 6, 2007	2011	$1.439333	$1.360581	0
	2010	$1.195885	$1.439333	0
	2009	$1.000000	$1.195885	0
ProFund VP Telecommunications	2012	$1.215463	$1.395894	0
Subaccount Inception Date September 6, 2007	2011	$1.210454	$1.215463	0
	2010	$1.061498	$1.210454	0
	2009	$1.000000	$1.061498	0
ProFund VP UltraSmall-Cap	2012	$1.718487	$2.193739	0
Subaccount Inception Date September 6, 2007	2011	$2.147900	$1.718487	0
	2010	$1.467943	$2.147900	0
	2009	$1.000000	$1.467943	0
ProFund VP U.S. Government Plus	2012	$1.381069	$1.374485	0
Subaccount Inception Date September 6, 2007	2011	$0.976213	$1.381069	0
	2010	$0.899390	$0.976213	0
	2009	$1.000000	$0.899390	0
ProFund VP Utilities	2012	$1.432491	$1.413905	0
Subaccount Inception Date September 6, 2007	2011	$1.236687	$1.432491	0
	2010	$1.184159	$1.236687	0
	2009	$1.000000	$1.184159	0
Access VP High Yield FundSM	2012	$1.424715	$1.602590	0
Subaccount Inception Date September 6, 2007	2011	$1.406717	$1.424715	0
	2010	$1.226307	$1.406717	0
	2009	$1.000000	$1.226307	0
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.020022	0
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.009242	0
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.004290	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.40%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.221732	$1.291472	34,619
Subaccount Inception Date January 12, 2004	2011	$1.210263	$1.221732	34,869
	2010	$1.128913	$1.210263	0
	2009	$0.916476	$1.128913	0
TA Asset Allocation - Growth - Service Class	2012	$1.077192	$1.193866	3,316
Subaccount Inception Date January 12, 2004	2011	$1.158210	$1.077192	3,342
	2010	$1.024361	$1.158210	16,911
	2009	$0.801816	$1.024361	0
TA Asset Allocation - Moderate - Service Class	2012	$1.216073	$1.308453	121,629
Subaccount Inception Date January 12, 2004	2011	$1.229464	$1.216073	83,307
	2010	$1.131923	$1.229464	0
	2009	$0.909502	$1.131923	0
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.162321	$1.265098	36,766
Subaccount Inception Date January 12, 2004	2011	$1.206013	$1.162321	52,504
	2010	$1.087945	$1.206013	68,589
	2009	$0.862730	$1.087945	86,345
TA International Moderate Growth - Service Class	2012	$0.876311	$0.972012	0
Subaccount Inception Date May 1, 2006	2011	$0.960974	$0.876311	0
	2010	$0.883896	$0.960974	0
	2009	$0.693018	$0.883896	0
TA Barrow Hanley Dividend Focused - Service Class(3)	2012	$1.048593	$1.152641	0
Subaccount Inception Date January 12, 2004	2011	$1.037741	$1.048593	0
	2010	$0.955293	$1.037741	0
	2009	$0.851838	$0.955293	0
TA Clarion Global Real Estate Securities - Service Class	2012	$1.139639	$1.404535	0
Subaccount Inception Date January 12, 2004	2011	$1.229438	$1.139639	0
	2010	$1.081219	$1.229438	0
	2009	$0.824297	$1.081219	0
TA JPMorgan Tactical Allocation - Service Class	2012	$0.991158	$1.050397	0
Subaccount Inception Date January 12, 2004	2011	$0.971523	$0.991158	0
	2010	$0.989251	$0.971523	0
	2009	$0.965040	$0.989251	0
TA Janus Balanced - Service Class	2012	$0.881788	$0.978247	0
Subaccount Inception Date November 19, 2009	2011	$1.002498	$0.881788	0
	2010	$0.985954	$1.002498	0
	2009	$0.986578	$0.985954	0
TA PIMCO Tactical - Balanced - Service Class(4)	2012	$0.925800	$0.921928	0
Subaccount Inception Date November 19, 2009	2011	$0.971851	$0.925800	0
	2010	$1.020793	$0.971851	0
	2009	$0.998165	$1.020793	0
TA PIMCO Tactical - Conservative - Service Class(5)	2012	$0.900846	$0.901896	0
Subaccount Inception Date November 19, 2009	2011	$0.987075	$0.900846	0
	2010	$1.022540	$0.987075	0
	2009	$0.997271	$1.022540	0
TA PIMCO Tactical - Growth - Service Class(6)	2012	$0.871893	$0.865751	0
Subaccount Inception Date November 19, 2009	2011	$1.000262	$0.871893	0
	2010	$1.021459	$1.000262	0
	2009	$0.996403	$1.021459	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.40%
		Beginning AUV	Ending AUV	# Units
TA Hanlon Income - Service Class	2012	$1.006077	$1.026531	0
Subaccount Inception Date November 19, 2009	2011	$0.991106	$1.006077	0
	2010	$1.003803	$0.991106	0
	2009	$0.999962	$1.003803	0
TA Jennison Growth - Service Class	2012	$1.028233	$1.170208	0
Subaccount Inception Date April 29, 2010	2011	$1.050697	$1.028233	0
	2010	$1.000000	$1.050697	0
TA JPMorgan Core Bond - Service Class	2012	$1.346808	$1.391270	0
Subaccount Inception Date January 12, 2004	2011	$1.273407	$1.346808	0
	2010	$1.195638	$1.273407	0
	2009	$1.108386	$1.195638	0
TA JPMorgan Enhanced Index - Service Class	2012	$1.067163	$1.221720	0
Subaccount Inception Date January 12, 2004	2011	$1.076958	$1.067163	0
	2010	$0.950807	$1.076958	53,284
	2009	$0.745552	$0.950807	0
TA Morgan Stanley Capital Growth - Service Class	2012	$1.132649	$1.286752	0
Subaccount Inception Date January 12, 2004	2011	$1.221632	$1.132649	0
	2010	$0.974715	$1.221632	0
	2009	$0.774778	$0.974715	0
TA AEGON High Yield Bond - Service Class	2012	$1.358156	$1.568339	0
Subaccount Inception Date January 12, 2004	2011	$1.317358	$1.358156	0
	2010	$1.190883	$1.317358	0
	2009	$0.822257	$1.190883	0
TA MFS International Equity - Service Class	2012	$1.275088	$1.532426	0
Subaccount Inception Date May 1, 2007	2011	$1.440055	$1.275088	0
	2010	$1.323784	$1.440055	0
	2009	$1.000000	$1.323784	0
TA PIMCO Total Return - Service Class	2012	$1.315442	$1.392184	0
Subaccount Inception Date January 12, 2004	2011	$1.258931	$1.315442	0
	2010	$1.193763	$1.258931	0
	2009	$1.045760	$1.193763	0
TA T. Rowe Price Small Cap - Service Class	2012	$1.375264	$1.565199	0
Subaccount Inception Date January 12, 2004	2011	$1.373689	$1.375264	0
	2010	$1.039025	$1.373689	0
	2009	$0.761632	$1.039025	0
TA Third Avenue Value - Service Class(7)	2012	$0.960723	$1.141958	0
Subaccount Inception Date January 12, 2004	2011	$1.139284	$0.960723	0
	2010	$1.003095	$1.139284	0
	2009	$0.756125	$1.003095	0
TA Efficient Markets - Service Class(8)	2012	$1.259396	$1.393510	0
Subaccount Inception Date November 10, 2008	2011	$1.305599	$1.259396	0
	2010	$1.178060	$1.305599	0
	2009	$1.000000	$1.178060	0
TA Multi-Managed Balanced - Service Class	2012	$1.345159	$1.490937	0
Subaccount Inception Date January 12, 2004	2011	$1.314630	$1.345159	0
	2010	$1.076038	$1.314630	0
	2009	$0.866382	$1.076038	0
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.202757	$1.254808	0
Subaccount Inception Date January 12, 2004	2011	$1.199589	$1.202757	0
	2010	$1.114409	$1.199589	0
	2009	$0.861516	$1.114409	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.40%
		Beginning AUV	Ending AUV	# Units
TA WMC Diversified Growth - Service Class	2012	$1.064387	$1.184613	19,992
Subaccount Inception Date January 12, 2004	2011	$1.123397	$1.064387	21,762
	2010	$0.969620	$1.123397	23,622
	2009	$0.762773	$0.969620	0
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.005293	$1.058557	0
Subaccount Inception Date December 9, 2011	2011	$0.000000	$1.005293	0
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.988557	$1.081630	0
Subaccount Inception Date December 9, 2001	2011	$0.000000	$0.988557	0
TA AEGON Money Market - Service Class	2012	$1.038566	$1.024227	36,942
Subaccount Inception Date January 12, 2004	2011	$1.053048	$1.038566	37,209
	2010	$1.067696	$1.053048	0
	2009	$1.082560	$1.067696	0
TA Systematic Small Mid Cap Value - Service Class(7)	2012	$1.590208	$1.819701	0
Subaccount Inception Date May 1, 2004	2011	$1.659880	$1.590208	0
	2010	$1.294199	$1.659880	0
	2009	$0.918345	$1.294199	0
TA AEGON U.S. Government Securities - Service Class	2012	$1.249682	$1.292287	0
Subaccount Inception Date January 12, 2004	2011	$1.181079	$1.249682	0
	2010	$1.149079	$1.181079	2,127
	2009	$1.118226	$1.149079	0
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.096261	$1.152583	0
Subaccount Inception Date November 19, 2009	2011	$1.077372	$1.096261	0
	2010	$0.998364	$1.077372	0
	2009	$0.999962	$0.998364	0
TA Vanguard ETF - Balanced - Service Class(10)	2012	$1.249240	$1.335351	0
Subaccount Inception Date May 1, 2008	2011	$1.248380	$1.249240	0
	2010	$1.143588	$1.248380	0
	2009	$1.000000	$1.143588	0
TA Vanguard ETF - Growth - Service Class(8)(11)	2012	$1.301303	$1.431522	0
Subaccount Inception Date May 1, 2008	2011	$1.334613	$1.301303	0
	2010	$1.197569	$1.334613	0
	2009	$1.000000	$1.197569	0
TA Vanguard ETF - Aggressive Growth - Service Class(12)	2012	$1.095118	$1.258834	0
Subaccount Inception Date November 19, 2009	2011	$1.155720	$1.095118	0
	2010	$1.024327	$1.155720	0
	2009	$0.999962	$1.024327	0
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.421163	$1.524411	0
Subaccount Inception Date January 12, 2004	2011	$1.548119	$1.421163	0
	2010	$1.175160	$1.548119	0
	2009	$0.744199	$1.175160	0
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.249682	$1.292287	16,548
Subaccount Inception Date January 12, 2004	2011	$1.181079	$1.249682	63,115
	2010	$1.149079	$1.181079	19,552
	2009	$1.118226	$1.149079	0
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1)	2012	$1.252407	$1.397448	0
Subaccount Inception Date November 10, 2008	2011	$1.312517	$1.252407	0
	2010	$1.209009	$1.312517	0
	2009	$1.000000	$1.209009	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.40%
		Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Index 500 Portfolio – Service Class 2	2012	$1.085514	$1.237780	0
Subaccount Inception Date January 12, 2004	2011	$1.081388	$1.085514	0
	2010	$0.955752	$1.081388	0
	2009	$0.767315	$0.955752	0
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.315935	$1.492329	0
Subaccount Inception Date November 10, 2008	2011	$1.359011	$1.315935	0
	2010	$1.251880	$1.359011	0
	2009	$1.000000	$1.251880	0
ProFund VP Asia 30	2012	$1.024162	$1.166256	0
Subaccount Inception Date September 6, 2007	2011	$1.422512	$1.024162	0
	2010	$1.266311	$1.422512	0
	2009	$1.000000	$1.266311	0
ProFund VP Basic Materials	2012	$1.408005	$1.506290	0
Subaccount Inception Date September 6, 2007	2011	$1.702705	$1.408005	0
	2010	$1.331219	$1.702705	0
	2009	$1.000000	$1.331219	0
ProFund VP Consumer Services	2012	$1.506760	$1.814240	0
Subaccount Inception Date September 6, 2007	2011	$1.448182	$1.506760	0
	2010	$1.209790	$1.448182	0
	2009	$1.000000	$1.209709	0
ProFund VP Emerging Markets	2012	$1.118014	$1.174934	0
Subaccount Inception Date September 6, 2007	2011	$1.411833	$1.118014	0
	2010	$1.304178	$1.411833	0
	2009	$1.000000	$1.304178	0
ProFund VP Europe 30	2012	$1.173585	$1.349368	0
Subaccount Inception Date September 6, 2007	2011	$1.306032	$1.173585	0
	2010	$1.290330	$1.306032	0
	2009	$1.000000	$1.290330	0
ProFund VP Falling US Dollar	2012	$0.974902	$0.953968	0
Subaccount Inception Date September 6, 2007	2011	$1.016201	$0.974902	0
	2010	$1.057807	$1.016201	0
	2009	$1.000000	$1.057807	0
ProFund VP Financials	2012	$1.123393	$1.381787	0
Subaccount Inception Date September 6, 2007	2011	$1.321954	$1.123393	0
	2010	$1.208382	$1.321954	0
	2009	$1.000000	$1.208382	0
ProFund VP International	2012	$1.134848	$1.297414	0
Subaccount Inception Date September 6, 2007	2011	$1.343341	$1.134848	0
	2010	$1.263533	$1.343341	0
	2009	$1.000000	$1.263533	0
ProFund VP Japan	2012	$0.807608	$0.979173	0
Subaccount Inception Date September 6, 2007	2011	$1.005271	$0.807608	0
	2010	$1.090598	$1.005271	0
	2009	$1.000000	$1.090598	0
ProFund VP Mid-Cap	2012	$1.420865	$1.618894	0
Subaccount Inception Date September 6, 2007	2011	$1.503626	$1.420865	0
	2010	$1.229101	$1.503626	0
	2009	$1.000000	$1.229101	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.40%
		Beginning AUV	Ending AUV	# Units
ProFund VP Oil & Gas	2012	$1.321227	$1.340641	0
Subaccount Inception Date September 6, 2007	2011	$1.310248	$1.321227	0
	2010	$1.128199	$1.310248	0
	2009	$1.000000	$1.128199	0
ProFund VP Pharmaceuticals	2012	$1.457609	$1.607778	0
Subaccount Inception Date September 6, 2007	2011	$1.272678	$1.457609	0
	2010	$1.284382	$1.272678	0
	2009	$1.000000	$1.284382	0
ProFund VP Precious Metals	2012	$1.349614	$1.137283	0
Subaccount Inception Date September 6, 2007	2011	$1.693971	$1.349614	0
	2010	$1.292168	$1.693971	0
	2009	$1.000000	$1.292168	0
ProFund VP Short Emerging Markets	2012	$0.608662	$0.521916	0
Subaccount Inception Date September 6, 2007	2011	$0.557708	$0.608662	0
	2010	$0.693203	$0.557708	0
	2009	$1.000000	$0.693203	0
ProFund VP Short International	2012	$0.619131	$0.487476	0
Subaccount Inception Date September 6, 2007	2011	$0.616673	$0.619131	0
	2010	$0.733046	$0.616673	0
	2009	$1.000000	$0.733046	0
ProFund VP Short NASDAQ-100	2012	$0.501693	$0.401742	0
Subaccount Inception Date September 6, 2007	2011	$0.568237	$0.501693	0
	2010	$0.731079	$0.568237	0
	2009	$1.000000	$0.731079	0
ProFund VP Small-Cap Value	2012	$1.362358	$1.560524	0
Subaccount Inception Date September 6, 2007	2011	$1.440504	$1.362358	0
	2010	$1.196271	$1.440504	0
	2009	$1.000000	$1.196271	0
ProFund VP Telecommunications	2012	$1.217074	$1.398434	0
Subaccount Inception Date September 6, 2007	2011	$1.211458	$1.217074	0
	2010	$1.061843	$1.211458	0
	2009	$1.000000	$1.061843	0
ProFund VP UltraSmall-Cap	2012	$1.720742	$2.197709	0
Subaccount Inception Date September 6, 2007	2011	$2.149657	$1.720742	0
	2010	$1.468414	$2.149657	0
	2009	$1.000000	$1.468414	0
ProFund VP U.S. Government Plus	2012	$1.382867	$1.376948	0
Subaccount Inception Date September 6, 2007	2011	$0.977009	$1.382867	0
	2010	$0.899682	$0.977009	0
	2009	$1.000000	$0.899682	0
ProFund VP Utilities	2012	$1.434395	$1.416486	0
Subaccount Inception Date September 6, 2007	2011	$1.237717	$1.434395	0
	2010	$1.184554	$1.237717	0
	2009	$1.000000	$1.184554	0
Access VP High Yield FundSM	2012	$1.426586	$1.605501	0
Subaccount Inception Date September 6, 2007	2011	$1.407869	$1.426586	0
	2010	$1.226708	$1.407869	0
	2009	$1.000000	$1.226708	0
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.020360	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.40%
		Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.009577	0
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.004616	0

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.282207	$1.356745	22,675,849
Subaccount Inception Date January 12, 2004	2011	$1.268936	$1.282207	26,243,071
	2010	$1.182476	$1.268936	28,335,562
	2009	$0.959024	$1.182476	31,823,074
	2008	$1.236094	$0.959024	27,578,990
	2007	$1.179723	$1.236094	21,715,887
	2006	$1.094917	$1.179723	22,531,688
	2005	$1.056206	$1.094917	13,481,138
	2004	$1.000000	$1.056206	7,438,702
TA Asset Allocation - Growth - Service Class	2012	$1.173279	$1.301656	9,268,288
Subaccount Inception Date January 12, 2004	2011	$1.260278	$1.173279	11,369,194
	2010	$1.113540	$1.260278	15,046,397
	2009	$0.870778	$1.113540	18,105,798
	2008	$1.464294	$0.870778	21,576,330
	2007	$1.137950	$1.464294	34,944,448
	2006	$1.212189	$1.379502	23,839,536
	2005	$1.097088	$1.212189	13,224,932
	2004	$1.000000	$1.097088	7,770,366
TA Asset Allocation - Moderate - Service Class	2012	$1.295626	$1.395429	35,443,211
Subaccount Inception Date January 12, 2004	2011	$1.308595	$1.295626	42,001,920
	2010	$1.203595	$1.308595	47,161,093
	2009	$0.966133	$1.203595	53,217,335
	2008	$1.326110	$0.966133	50,663,772
	2007	$1.246994	$1.326110	61,006,548
	2006	$1.135804	$1.246994	49,262,858
	2005	$1.073956	$1.135804	30,062,601
	2004	$1.000000	$1.073956	12,455,817
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.259576	$1.372306	52,153,259
Subaccount Inception Date January 12, 2004	2011	$1.305635	$1.259576	56,515,625
	2010	$1.176650	$1.305635	68,894,543
	2009	$0.932157	$1.176650	76,315,193
	2008	$1.407808	$0.932157	73,960,727
	2007	$1.325987	$1.407808	89,127,125
	2006	$1.183008	$1.325987	66,689,795
	2005	$1.092308	$1.183008	31,440,134
	2004	$1.000000	$1.092308	10,731,921
TA International Moderate Growth - Service Class	2012	$0.881220	$0.978437	12,078,200
Subaccount Inception Date May 1, 2006	2011	$0.965399	$0.881220	13,075,231
	2010	$0.887090	$0.965399	14,707,372
	2009	$0.694837	$0.887090	16,677,579
	2008	$1.105324	$0.694837	16,641,379
	2007	$1.032112	$1.105324	11,929,706
	2006	$1.000000	$1.032112	4,122,620

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class(3)	2012	$1.250371	$1.375808	3,149,443
Subaccount Inception Date January 12, 2004	2011	$1.236206	$1.250371	3,562,330
	2010	$1.136874	$1.236206	3,794,718
	2009	$1.012765	$1.136874	3,289,745
	2008	$1.556026	$1.012765	2,442,334
	2007	$1.510675	$1.556026	4,030,271
	2006	$1.312176	$1.510675	3,813,350
	2005	$1.148513	$1.312176	2,063,990
	2004	$1.000000	$1.148513	180,955
TA Clarion Global Real Estate Securities - Service Class	2012	$1.493077	$1.841948	1,468,372
Subaccount Inception Date January 12, 2004	2011	$1.609153	$1.493077	1,557,673
	2010	$1.413773	$1.609153	1,873,499
	2009	$1.076767	$1.413773	2,050,421
	2008	$1.896969	$1.076767	2,510,126
	2007	$2.064359	$1.896969	4,606,626
	2006	$1.473510	$2.064359	4,592,275
	2005	$1.318771	$1.473510	2,567,797
	2004	$1.000000	$1.318771	1,113,098
TA JPMorgan Tactical Allocation - Service Class	2012	$1.047624	$1.111347	2,116,366
Subaccount Inception Date January 12, 2004	2011	$1.025870	$1.047624	1,987,118
	2010	$1.043553	$1.025870	2,349,313
	2009	$1.017007	$1.043553	3,161,804
	2008	$1.080495	$1.017007	2,988,964
	2007	$1.102296	$1.080495	6,034,324
	2006	$1.089647	$1.102296	7,520,084
	2005	$1.053978	$1.089647	6,006,754
	2004	$1.000000	$1.053978	2,847,654
TA Janus Balanced - Service Class	2012	$0.883639	$0.981275	431,342
Subaccount Inception Date November 19, 2009	2011	$1.003605	$0.883639	603,257
	2010	$0.986069	$1.003605	470,684
	2009	$0.986580	$0.986069	209,587
TA PIMCO Tactical - Balanced - Service Class(4)	2012	$0.927731	$0.924764	403,142
Subaccount Inception Date November 19, 2009	2011	$0.972919	$0.927731	527,976
	2010	$1.020908	$0.972919	764,680
	2009	$0.998168	$1.020908	315,271
TA PIMCO Tactical - Conservative - Service Class(5)	2012	$0.902735	$0.904680	416,341
Subaccount Inception Date November 19, 2009	2011	$0.988165	$0.902735	556,759
	2010	$1.022659	$0.988165	896,021
	2009	$0.997274	$1.022659	604,997
TA PIMCO Tactical - Growth - Service Class(6)	2012	$0.873700	$0.868392	295,357
Subaccount Inception Date November 19, 2009	2011	$1.001344	$0.873700	334,676
	2010	$1.021578	$1.001344	277,655
	2009	$0.996406	$1.021578	71,230
TA Hanlon Income - Service Class	2012	$1.008203	$1.029727	2,706,518
Subaccount Inception Date November 19, 2009	2011	$0.992213	$1.008203	4,241,023
	2010	$1.003918	$0.992213	5,668,912
	2009	$0.999965	$1.003918	2,217,258
TA Jennison Growth - Service Class	2012	$1.029921	$1.173295	797,245
Subaccount Inception Date April 29, 2010	2011	$1.051396	$1.029921	1,282,694
	2010	$1.000000	$1.051396	832,783

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class	2012	$1.401158	$1.448851	1,639,167
Subaccount Inception Date January 12, 2004	2011	$1.323490	$1.401158	4,936,968
	2010	$1.241443	$1.323490	3,200,335
	2009	$1.149711	$1.241443	3,198,952
	2008	$1.106584	$1.149711	3,613,509
	2007	$1.051502	$1.106584	3,643,131
	2006	$1.027820	$1.051502	3,508,252
	2005	$1.020058	$1.027820	2,982,337
	2004	$1.000000	$1.020058	2,505,827
TA JPMorgan Enhanced Index - Service Class	2012	$1.135443	$1.301190	1,705,681
Subaccount Inception Date January 12, 2004	2011	$1.144745	$1.135443	1,439,777
	2010	$1.009652	$1.144745	1,368,086
	2009	$0.790918	$1.009652	110,010
	2008	$1.282414	$0.790918	225,784
	2007	$1.245586	$1.282414	354,935
	2006	$1.097511	$1.245586	344,471
	2005	$1.077296	$1.097511	125,645
	2004	$1.000000	$1.077296	34,763
TA Morgan Stanley Capital Growth - Service Class	2012	$1.129079	$1.283968	440,268
Subaccount Inception Date January 12, 2004	2011	$1.216581	$1.129079	554,242
	2010	$0.969730	$1.216581	738,338
	2009	$0.770061	$0.969730	502,724
	2008	$1.229296	$0.770061	628,820
	2007	$1.235917	$1.229296	2,092,455
	2006	$1.058344	$1.235917	2,075,712
	2005	$1.032766	$1.058344	1,133,099
	2004	$1.000000	$1.032766	951,346
TA AEGON High Yield Bond - Service Class	2012	$1.424950	$1.647103	1,567,013
Subaccount Inception Date January 12, 2004	2011	$1.380792	$1.424950	1,571,037
	2010	$1.246996	$1.380792	1,877,138
	2009	$0.860156	$1.246996	1,447,721
	2008	$1.169068	$0.860156	273,704
	2007	$1.164231	$1.169068	1,135,840
	2006	$1.066138	$1.164231	1,207,769
	2005	$1.063970	$1.066138	1,336,802
	2004	$1.000000	$1.063970	365,297
TA MFS International Equity - Service Class	2012	$0.806938	$0.970751	1,565,709
Subaccount Inception Date May 1, 2007	2011	$0.910443	$0.806938	678,766
	2010	$0.836106	$0.910443	873,357
	2009	$0.640500	$0.836106	689,451
	2008	$1.006623	$0.640500	857,397
	2007	$1.000000	$1.006623	1,158,212
TA PIMCO Total Return - Service Class	2012	$1.364904	$1.445964	7,631,787
Subaccount Inception Date January 12, 2004	2011	$1.304979	$1.364904	10,092,619
	2010	$1.236202	$1.304979	9,170,619
	2009	$1.081866	$1.236202	8,636,720
	2008	$1.130727	$1.081866	5,695,389
	2007	$1.052809	$1.130727	3,668,990
	2006	$1.026438	$1.052809	3,244,087
	2005	$1.019031	$1.026438	3,128,295
	2004	$1.000000	$1.019031	1,557,580

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class	2012	$1.428961	$1.627922	764,293
Subaccount Inception Date January 12, 2004	2011	$1.425913	$1.428961	836,993
	2010	$1.077466	$1.425913	951,102
	2009	$0.789033	$1.077466	1,138,297
	2008	$1.256895	$0.789033	917,479
	2007	$1.165265	$1.256895	1,582,641
	2006	$1.142228	$1.165265	1,212,018
	2005	$1.048051	$1.142228	1,494,414
	2004	$1.000000	$1.048051	883,026
TA Third Avenue Value - Service Class(7)	2012	$1.161090	$1.381502	2,319,501
Subaccount Inception Date January 12, 2004	2011	$1.375534	$1.161090	2,298,242
	2010	$1.209910	$1.375534	3,154,339
	2009	$0.911125	$1.209910	3,854,329
	2008	$1.572021	$0.911125	4,696,913
	2007	$1.577675	$1.572021	8,632,013
	2006	$1.380259	$1.577675	8,186,835
	2005	$1.180178	$1.380259	5,480,587
	2004	$1.000000	$1.180178	1,738,042
TA Efficient Markets - Service Class(8)	2012	$1.292543	$1.431601	233,585
Subaccount Inception Date November 10, 2008	2011	$1.338654	$1.292543	215,946
	2010	$1.206694	$1.338654	85,869
	2009	$1.037124	$1.206694	42,717
	2008	$1.000000	$1.037124	0
TA Multi-Managed Balanced - Service Class	2012	$1.430898	$1.587537	3,526,864
Subaccount Inception Date January 12, 2004	2011	$1.397054	$1.430898	3,332,970
	2010	$1.142370	$1.397054	3,204,027
	2009	$0.918880	$1.142370	2,146,226
	2008	$1.380569	$0.918880	1,914,602
	2007	$1.233614	$1.380569	1,583,382
	2006	$1.149166	$1.233614	760,319
	2005	$1.079942	$1.149166	334,405
	2004	$1.000000	$1.079942	181,833
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.221187	$1.275309	680,356
Subaccount Inception Date January 12, 2004	2011	$1.216774	$1.221187	793,063
	2010	$1.129257	$1.216774	658,045
	2009	$0.872141	$1.129257	617,199
	2008	$1.402377	$0.872141	737,976
	2007	$1.201056	$1.402377	1,904,266
	2006	$1.099509	$1.201056	1,788,393
	2005	$1.075663	$1.099509	1,757,514
	2004	$1.000000	$1.075663	566,998
TA WMC Diversified Growth - Service Class	2012	$1.185291	$1.320492	2,847,035
Subaccount Inception Date January 12, 2004	2011	$1.249768	$1.185291	3,349,566
	2010	$1.077628	$1.249768	2,634,770
	2009	$0.846908	$1.077628	3,207,310
	2008	$1.593982	$0.846908	3,508,848
	2007	$1.391553	$1.593982	4,986,942
	2006	$1.300564	$1.391553	4,668,529
	2005	$1.132991	$1.300564	2,107,846
	2004	$1.000000	$1.132991	1,309,387
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.005351	$1.059669	2,801,707
Subaccount Inception Date December 9, 2011	2011	$0.000000	$1.005351	988,986
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.988614	$1.082770	1,094,151
Subaccount Inception Date December 9, 2011	2011	$0.000000	$0.988614	3,349,511

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
TA AEGON Money Market - Service Class	2012	$1.043175	$1.029760	4,869,664
Subaccount Inception Date January 12, 2004	2011	$1.056646	$1.043175	6,766,446
	2010	$1.070326	$1.056646	8,064,539
	2009	$1.084126	$1.070326	13,164,034
	2008	$1.075000	$1.084126	23,668,884
	2007	$1.039507	$1.075000	8,460,721
	2006	$1.007928	$1.039507	3,306,453
	2005	$0.994856	$1.007928	2,316,834
	2004	$1.000000	$0.994856	1,604,429
TA Systematic Small Mid Cap Value - Service Class(7)	2012	$1.815630	$2.079708	2,236,742
Subaccount Inception Date May 1, 2004	2011	$1.893297	$1.815630	2,579,348
	2010	$1.474729	$1.893297	3,097,689
	2009	$1.045417	$1.474729	3,373,496
	2008	$1.796565	$1.045417	3,669,319
	2007	$1.463168	$1.796565	5,518,761
	2006	$1.258018	$1.463168	3,818,567
	2005	$1.125134	$1.258018	2,243,702
	2004	$1.000000	$1.125134	287,684
TA AEGON U.S. Government Securities - Service Class	2012	$1.279559	$1.324493	3,417822
Subaccount Inception Date January 12, 2004	2011	$1.208125	$1.279559	3,960,890
	2010	$1.174238	$1.208125	14,626,780
	2009	$1.141583	$1.174238	10,579,416
	2008	$1.076633	$1.141583	11,470,969
	2007	$1.031095	$1.076633	594,485
	2006	$1.013462	$1.031095	911,468
	2005	$1.006658	$1.013462	766,510
	2004	$1.000000	$1.006658	344,681
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.098537	$1.156129	2,140,161
Subaccount Inception Date November 19, 2009	2011	$1.078552	$1.098537	131,667
	2010	$0.998480	$1.078552	27,230
	2009	$0.999965	$0.998480	0
TA Vanguard ETF - Balanced - Service Class(10)	2012	$1.031053	$1.103217	406,692
Subaccount Inception Date May 1, 2008	2011	$1.029338	$1.031053	303,773
	2010	$0.942001	$1.029338	312,236
	2009	$0.818886	$0.942001	361,443
	2008	$1.000000	$0.818886	310,818
TA Vanguard ETF - Growth - Service Class(8)(11)	2012	$0.956851	$1.053646	776,488
Subaccount Inception Date May 1, 2008	2011	$0.980374	$0.956851	724,896
	2010	$0.878829	$0.980374	648,902
	2009	$0.722717	$0.878829	551,347
	2008	$1.000000	$0.722717	421,062
TA Vanguard ETF - Aggressive Growth - Service Class(12)	2012	$1.097401	$1.262709	30,062
Subaccount Inception Date November 19, 2009	2011	$1.156985	$1.097401	12,597
	2010	$1.024441	$1.156985	2,277
	2009	$0.999965	$1.024441	0
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.437974	$1.543985	1,738,860
Subaccount Inception Date January 12, 2004	2011	$1.564887	$1.437974	2,378,800
	2010	$1.186730	$1.564887	1,261,610
	2009	$0.750786	$1.186730	847,896
	2008	$1.420047	$0.750786	669,749
	2007	$1.176887	$1.420047	1,043,065
	2006	$1.087808	$1.176887	405,818
	2005	$1.026824	$1.087808	260,663
	2004	$1.000000	$1.026824	135,312

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.279559	$1.324493	20,238,857
Subaccount Inception Date January 12, 2004	2011	$1.208125	$1.279559	32,071,674
	2010	$1.174238	$1.208125	24,656,520
	2009	$1.141583	$1.174238	41,410,009
	2008	$1.076633	$1.141583	62,862,336
	2007	$1.031095	$1.076633	2,244,597
	2006	$1.013462	$1.031095	30,086
	2005	$1.006658	$1.013462	46,321
	2004	$1.000000	$1.006658	2,844
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1)	2012	$1.289515	$1.440290	189,699
Subaccount Inception Date November 10, 2008	2011	$1.350083	$1.289515	263,392
	2010	$1.242394	$1.350083	211,579
	2009	$1.013273	$1.242394	232,383
	2008	$1.000000	$1.013273	77,336
Fidelity ® VIP Index 500 Portfolio – Service Class 2	2012	$1.154978	$1.318301	355,962
Subaccount Inception Date January 12, 2004	2011	$1.149460	$1.154978	495,098
	2010	$1.014915	$1.149460	517,834
	2009	$0.814015	$1.014915	787,033
	2008	$1.312266	$0.814015	574,153
	2007	$1.263927	$1.312266	1,132,105
	2006	$1.109095	$1.263927	876,922
	2005	$1.074523	$1.109095	364,432
	2004	$1.000000	$1.074523	270,086
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.337593	$1.518385	839,583
Subaccount Inception Date November 10, 2008	2011	$1.380025	$1.337593	900,087
	2010	$1.269985	$1.380025	908,676
	2009	$0.990582	$1.269985	701,176
	2008	$1.000000	$0.990582	7,896
ProFund VP Asia 30	2012	$0.700215	$0.798166	474,309
Subaccount Inception Date September 6, 2007	2011	$0.971613	$0.700215	434,703
	2010	$0.864074	$0.971613	904,453
	2009	$0.567641	$0.864074	1,169,932
	2008	$1.169336	$0.567641	476,431
	2007	$1.000000	$1.169336	491,315
ProFund VP Basic Materials	2012	$0.906325	$0.970555	314,455
Subaccount Inception Date September 6, 2007	2011	$1.094941	$0.906325	665,327
	2010	$0.855207	$1.094941	957,592
	2009	$0.533535	$0.855207	1,271,782
	2008	$1.112700	$0.533535	486,474
	2007	$1.000000	$1.112700	856,967
ProFund VP Bull	2012	$0.793673	$0.892248	141,369
Subaccount Inception Date June 21, 2007	2011	$0.803967	$0.793673	56,628
	2010	$0.723421	$0.803967	1,082,323
	2009	$0.589355	$0.723421	2,306,402
	2008	$0.957874	$0.589355	3,992
	2007	$1.000000	$0.957874	22,732
ProFund VP Consumer Services	2012	$0.999522	$1.204684	30,733
Subaccount Inception Date September 6, 2007	2011	$0.959718	$0.999522	128,516
	2010	$0.800882	$0.959718	109,510
	2009	$0.620240	$0.800882	22,598
	2008	$0.915722	$0.620240	38,408
	2007	$1.000000	$0.915722	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
ProFund VP Emerging Markets	2012	$0.778440	$0.818883	1,459,121
Subaccount Inception Date September 6, 2007	2011	$0.982047	$0.778440	758,018
	2010	$0.906276	$0.982047	2,200,285
	2009	$0.565446	$0.906276	2,082,840
	2008	$1.147797	$0.565446	174,997
	2007	$1.000000	$1.147797	209,777
ProFund VP Europe 30	2012	$0.677330	$0.779557	533,464
Subaccount Inception Date September 6, 2007	2011	$0.753032	$0.677330	5,780
	2010	$0.743248	$0.753032	48,786
	2009	$0.569124	$0.743248	68,744
	2008	$1.029646	$0.569124	27,149
	2007	$1.000000	$1.029646	695,548
ProFund VP Falling US Dollar	2012	$0.933567	$0.914423	29,114
Subaccount Inception Date September 6, 2007	2011	$0.972159	$0.933567	58,584
	2010	$1.010960	$0.972159	97,894
	2009	$0.991242	$1.010960	162,756
	2008	$1.058302	$0.991242	175,557
	2007	$1.000000	$1.058302	49,043
ProFund VP Financials	2012	$0.446291	$0.549486	252,116
Subaccount Inception Date September 6, 2007	2011	$0.524667	$0.446291	251,133
	2010	$0.479116	$0.524667	539,025
	2009	$0.421999	$0.479116	680,213
	2008	$0.864405	$0.421999	384,176
	2007	$1.000000	$0.864405	23,762
ProFund VP International	2012	$0.614177	$0.702844	400,799
Subaccount Inception Date September 6, 2007	2011	$0.726300	$0.614177	187,397
	2010	$0.682484	$0.726300	1,007,269
	2009	$0.554657	$0.682484	1,458,316
	2008	$1.010646	$0.554657	11,974
	2007	$1.000000	$1.010646	18,956
ProFund VP Japan	2012	$0.430798	$0.522833	0
Subaccount Inception Date September 6, 2007	2011	$0.535712	$0.430798	246,533
	2010	$0.580609	$0.535712	5,222
	2009	$0.533087	$0.580609	5,229
	2008	$0.912928	$0.533087	14,432
	2007	$1.000000	$0.912928	0
ProFund VP Mid-Cap	2012	$0.901971	$1.028709	430,929
Subaccount Inception Date September 6, 2007	2011	$0.953569	$0.901971	104,042
	2010	$0.778698	$0.953569	447,645
	2009	$0.593652	$0.778698	838,864
	2008	$0.975794	$0.593652	235,212
	2007	$1.000000	$0.975794	0
ProFund VP Money Market	2012	$0.969668	$0.957338	1,334,209
Subaccount Inception Date June 21, 2007	2011	$0.982051	$0.969668	2,555,777
	2010	$0.994592	$0.982051	2,053,291
	2009	$1.007222	$0.994592	3,690,152
	2008	$1.011855	$1.007222	4,565,949
	2007	$1.000000	$1.011855	1,966,107

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
ProFund VP Oil & Gas	2012	$0.908815	$0.923088	589,665
Subaccount Inception Date September 6, 2007	2011	$0.900379	$0.908815	907,060
	2010	$0.774516	$0.900379	1,068,799
	2009	$0.679293	$0.774516	1,577,975
	2008	$1.091443	$0.679293	809,746
	2007	$1.000000	$1.091443	401,354
ProFund VP NASDAQ-100		$1.059220	$1.215279	348,927
Subaccount Inception Date June 21, 2007	2011	$1.057580	$1.059220	745,215
	2010	$0.906025	$1.057580	527,456
	2009	$0.603784	$0.906025	367,261
	2008	$1.063447	$0.603784	114,283
	2007	$1.000000	$1.063447	66,698
ProFund VP Pharmaceuticals	2012	$1.042540	$1.151089	101,215
Subaccount Inception Date September 6, 2007	2011	$0.909374	$1.042540	187,737
	2010	$0.916821	$0.909374	46,857
	2009	$0.794498	$0.916821	59,774
	2008	$0.999931	$0.794498	82,400
	2007	$1.000000	$0.999931	0
ProFund VP Precious Metals	2012	$1.125963	$0.949761	773,587
Subaccount Inception Date September 6, 2007	2011	$1.411864	$1.125963	951,434
	2010	$1.075912	$1.411864	1,327,576
	2009	$0.805369	$1.075912	1,050,600
	2008	$1.178332	$0.805369	903,744
	2007	$1.000000	$1.178332	512,678
ProFund VP Short Emerging Markets	2012	$0.479308	$0.411410	26,255
Subaccount Inception Date September 6, 2007	2011	$0.438747	$0.479308	93,314
	2010	$0.544809	$0.438747	207,033
	2009	$1.076147	$0.544809	91,896
	2008	$0.824467	$1.076147	282,527
	2007	$1.000000	$0.824467	0
ProFund VP Short International	2012	$0.781602	$0.616015	16,056
Subaccount Inception Date September 6, 2007	2011	$0.777717	$0.781602	18,512
	2010	$0923560	$0.777717	21,085
	2009	$1.341935	$0.923560	52,916
	2008	$0.983459	$1.341935	147,625
	2007	$1.000000	$0.983459	0
ProFund VP Short NASDAQ-100	2012	$0.573465	$0.459667	237,357
Subaccount Inception Date September 6, 2007	2011	$0.648885	$0.573465	128,730
	2010	$0.834016	$0.648885	60,019
	2009	$1.423786	$0.834016	99,546
	2008	$0.973485	$1.423786	150,916
	2007	$1.000000	$0.973485	13,824
ProFund VP Short Small-Cap	2012	$0.557760	$0.446164	15,482
Subaccount Inception Date June 21, 2007	2011	$0.621493	$0.557760	35,332
	2010	$0.886036	$0.621493	16,394
	2009	$1.327218	$0.886036	26,879
	2008	$1.083578	$1.327218	105,204
	2007	$1.000000	$1.083578	30,149

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap	2012	$0.825509	$0.935042	185,374
Subaccount Inception Date June 21, 2007	2011	$0.886345	$0.825509	42,053
	2010	$0.719496	$0.886345	215,189
	2009	$0.578142	$0.719496	48,614
	2008	$0.906677	$0.578142	8,293
	2007	$1.000000	$0.906677	0
ProFund VP Small-Cap Value	2012	$0.850439	$0.975109	548,119
Subaccount Inception Date September 6, 2007	2011	$0.898332	$0.850439	86,424
	2010	$0.745282	$0.898332	46,407
	2009	$0.627040	$0.745282	208,202
	2008	$0.916408	$0.627040	222,563
	2007	$1.000000	$0.916408	0
ProFund VP Telecommunications	2012	$0.751676	$0.864540	195,892
Subaccount Inception Date September 6, 2007	2011	$0.747477	$0.751676	34,587
	2010	$0.654521	$0.747477	22,817
	2009	$0.617806	$0.654521	33,296
	2008	$0.954360	$0.617806	18,117
	2007	$1.000000	$0.954360	2,474
ProFund VP UltraSmall-Cap	2012	$0.480963	$0.614892	156,914
Subaccount Inception Date September 6, 2007	2011	$0.600253	$0.480963	166,972
	2010	$0.409624	$0.600253	412,907
	2009	$0.296014	$0.409624	150,889
	2008	$0.886857	$0.296014	16,508
	2007	$1.000000	$0.886857	0
ProFund VP U.S. Government Plus	2012	$1.639032	$1.633640	525,273
Subaccount Inception Date September 6, 2007	2011	$1.156841	$1.639032	316,272
	2010	$1.064222	$1.156841	269,975
	2009	$1.599956	$1.064222	337,636
	2008	$1.082268	$1.599956	565,710
	2007	$1.000000	$1.082268	217,734
ProFund VP Utilities	2012	$0.975202	$0.963982	166,884
Subaccount Inception Date September 6, 2007	2011	$0.840671	$0.975202	405,164
	2010	$0.803768	$0.840671	283,537
	2009	$0.735283	$0.803768	877,599
	2008	$1.074825	$0.735283	348,603
	2007	$1.000000	$1.074825	759,474
Access VP High Yield FundSM	2012	$1.305131	$1.470269	173,744
Subaccount Inception Date September 6, 2007	2011	$1.286746	$1.305131	237,481
	2010	$1.120067	$1.286746	423,567
	2009	$0.970485	$1.120067	636,396
	2008	$1.031031	$0.970485	473,462
	2007	$1.000000	$1.031031	2,972
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.021034	45,118
TA Legg Mason Dynamic Allocation - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.010238	0
TA Legg Mason Dynamic Allocation - Growth - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.005291	0
TA Market Participation Strategy - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.990317	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class	2012	$1.287289	$1.362798	10,257,282
Subaccount Inception Date January 12, 2004	2011	$1.273329	$1.287289	12,285,752
	2010	$1.185987	$1.273329	14,337,557
	2009	$0.961384	$1.185987	15,502,489
	2008	$1.238522	$0.961384	14,037,704
	2007	$1.181464	$1.238522	14,733,665
	2006	$1.095988	$1.181464	14,430,621
	2005	$1.056719	$1.095988	12,235,089
	2004	$1.000000	$1.056719	7,503,001
TA Asset Allocation - Growth - Service Class	2012	$1.177930	$1.307466	10,238,734
Subaccount Inception Date January 12, 2004	2011	$1.264654	$1.177930	11,696,908
	2010	$1.116857	$1.264654	15,181,274
	2009	$0.872926	$1.116857	15,927,880
	2008	$1.467189	$0.872926	17,511,200
	2007	$1.381527	$1.467189	26,847,935
	2006	$1.213363	$1.381527	25,275,163
	2005	$1.097614	$1.213363	20,537,855
	2004	$1.000000	$1.097614	10,035,215
TA Asset Allocation - Moderate - Service Class	2012	$1.300675	$1.401568	22,836,776
Subaccount Inception Date January 12, 2004	2011	$1.313064	$1.300675	25,710,804
	2010	$1.207111	$1.313064	30,569,400
	2009	$0.968489	$1.207111	33,189,185
	2008	$1.328693	$0.968489	31,000,297
	2007	$1.248802	$1.328693	44,798,869
	2006	$1.136894	$1.248802	44,855,307
	2005	$1.074467	$1.136894	38,446,637
	2004	$1.000000	$1.074467	22,424,620
TA Asset Allocation - Moderate Growth - Service Class	2012	$1.264525	$1.378382	46,154,269
Subaccount Inception Date January 12, 2004	2011	$1.310122	$1.264525	48,152,656
	2010	$1.180114	$1.310122	57,562,132
	2009	$0.934434	$1.180114	61,642,497
	2008	$1.410558	$0.934434	55,363,989
	2007	$1.327918	$1.410558	74,341,269
	2006	$1.184151	$1.327918	66,333,637
	2005	$1.092831	$1.184151	45,633,076
	2004	$1.000000	$1.092831	18,940,718
TA International Moderate Growth - Service Class	2012	$0.883713	$0.981688	4,529,489
Subaccount Inception Date May 1, 2006	2011	$0.967652	$0.883713	5,183,058
	2010	$0.888717	$0.967652	6,082,627
	2009	$0.695766	$0.888717	6,096,936
	2008	$1.106246	$0.695766	5,478,470
	2007	$1.032458	$1.106246	3,391,652
	2006	$1.000000	$1.032458	1,315,507
TA Barrow Hanley Dividend Focused - Service Class(3)	2012	$1.255325	$1.381944	2,181,404
Subaccount Inception Date January 12, 2004	2011	$1.240502	$1.255325	2,553,954
	2010	$1.140256	$1.240502	2,614,543
	2009	$1.015281	$1.140256	1,791,254
	2008	$1.559110	$1.015281	1,200,379
	2007	$1.512915	$1.559110	1,811,798
	2006	$1.313474	$1.512915	2,342,337
	2005	$1.149081	$1.313474	1,053,249
	2004	$1.000000	$1.149081	180,932

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class	2012	$1.498986	$1.850162	796,458
Subaccount Inception Date January 12, 2004	2011	$1.614717	$1.498986	974,947
	2010	$1.417950	$1.614717	1,216,468
	2009	$1.079416	$1.417950	1,350,507
	2008	$1.900683	$1.079416	1,418,373
	2007	$2.067380	$1.900683	2,679,802
	2006	$1.474943	$2.067380	3,805,594
	2005	$1.319407	$1.474943	2,790,656
	2004	$1.000000	$1.319407	1,226,832
TA JPMorgan Tactical Allocation - Service Class	2012	$1.051731	$1.116248	1,579,756
Subaccount Inception Date January 12, 2004	2011	$1.029388	$1.051731	1,711,382
	2010	$1.046616	$1.029388	1,705,440
	2009	$1.019485	$1.046616	2,148,782
	2008	$1.082598	$1.019485	2,270,517
	2007	$1.038970	$1.082598	3,722,063
	2006	$1.090700	$1.103897	4,817,706
	2005	$1.054486	$1.090700	5,230,056
	2004	$1.000000	$1.054486	2,845,832
TA Janus Balanced - Service Class	2012	$0.884565	$0.982791	313,521
Subaccount Inception Date November 19, 2009	2011	$1.004166	$0.884565	472,186
	2010	$0.986128	$1.004166	398,239
	2009	$0.986582	$0.986128	150,599
TA PIMCO Tactical - Balanced - Service Class(4)	2012	$0.928682	$0.926172	42,119
Subaccount Inception Date November 19, 2009	2011	$0.973440	$0.928682	59,974
	2010	$1.020966	$0.973440	71,396
	2009	$0.998169	$1.020966	45,886
TA PIMCO Tactical - Conservative - Service Class(5)	2012	$0.903681	$0.906072	200,887
Subaccount Inception Date November 19, 2009	2011	$0.988719	$0.903681	223,822
	2010	$1.022718	$0.988719	214,130
	2009	$0.997275	$1.022718	47,837
TA PIMCO Tactical - Growth - Service Class(6)	2012	$0.874623	$0.869734	85,138
Subaccount Inception Date November 19, 2009	2011	$1.001907	$0.874623	323,710
	2010	$1.021637	$1.001907	332,226
	2009	$0.996407	$1.021637	199,805
TA Hanlon Income - Service Class	2012	$1.009231	$1.031280	1,411,159
Subaccount Inception Date November 19, 2009	2011	$0.992741	$1.009231	1,682,508
	2010	$0.999966	$0.992741	1,885,538
	2009	$0.988719	$1.003976	868,893
TA JPMorgan Core Bond - Service Class	2012	$1.406679	$1.455279	1,951,440
Subaccount Inception Date January 12, 2004	2011	$1.328057	$1.406679	1,849,625
	2010	$1.245121	$1.328057	1,469,967
	2009	$1.152552	$1.245121	2,539,400
	2008	$1.108765	$1.152552	1,864,431
	2007	$1.053040	$1.108765	960,657
	2006	$1.028816	$1.053043	1,134,018
	2005	$1.020550	$1.028816	790,305
	2004	$1.000000	$1.020550	578,796

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class	2012	$1.139915	$1.306956	422,921
Subaccount Inception Date January 12, 2004	2011	$1.148696	$1.139915	671,681
	2010	$1.012639	$1.148696	651,573
	2009	$0.792868	$1.012639	666,162
	2008	$1.284944	$0.792868	571,446
	2007	$1.247416	$1.284944	1,167,784
	2006	$1.098576	$1.247416	796,705
	2005	$1.077814	$1.098576	1,054,002
	2004	$1.000000	$1.077814	1,591,931
TA Morgan Stanley Capital Growth - Service Class	2012	$1.133526	$1.289660	514,894
Subaccount Inception Date January 12, 2004	2011	$1.220767	$1.133526	666,117
	2010	$0.972590	$1.220767	735,092
	2009	$0.771946	$0.972590	586,987
	2008	$1.231692	$0.771946	674,328
	2007	$1.237717	$1.231692	1,178,963
	2006	$1.059368	$1.237717	1,211,730
	2005	$1.033259	$1.059368	1,239,124
	2004	$1.000000	$1.033259	1,141,234
TA AEGON High Yield Bond - Service Class	2012	$1.430544	$1.654386	1,273,570
Subaccount Inception Date January 12, 2004	2011	$1.385541	$1.430544	1,750,932
	2010	$1.250662	$1.385541	2,371,251
	2009	$0.862263	$1.250662	2,394,617
	2008	$1.171341	$0.862263	302,315
	2007	$1.165918	$1.171341	494,975
	2006	$1.067163	$1.165918	1,546,606
	2005	$1.064471	$1.067163	285,552
	2004	$1.000000	$1.064471	280,788
TA MFS International Equity - Service Class	2012	$0.808799	$0.973474	844,244
Subaccount Inception Date May 1, 2007	2011	$0.912098	$0.808799	394,834
	2010	$0.837217	$0.912098	559,169
	2009	$0.641028	$0.837217	678,811
	2008	$1.006958	$0.641028	529,812
	2007	$1.000000	$1.006958	583,903
TA Jennison Growth - Service Class	2012	$1.030779	$1.174851	502,931
Subaccount Inception Date April 29, 2010	2011	$1.051746	$1.030779	842,570
	2010	$1.000000	$1.051746	525,851
TA PIMCO Total Return - Service Class	2012	$1.370261	$1.452362	4,211,713
Subaccount Inception Date January 12, 2004	2011	$1.309459	$1.370261	3,671,385
	2010	$1.239836	$1.309459	4,579,432
	2009	$1.084505	$1.239836	4,443,066
	2008	$1.132924	$1.084505	1,948,494
	2007	$1.054338	$1.132924	1,535,592
	2006	$1.027433	$1.054338	1,379,971
	2005	$1.019517	$1.027433	1,409,730
	2004	$1.000000	$1.019517	647,922
TA T. Rowe Price Small Cap - Service Class	2012	$1.434603	$1.635162	562,194
Subaccount Inception Date January 12, 2004	2011	1.430843	$1.434603	554,126
	2010	$1.080651	$1.430843	1,094,480
	2009	$0.790971	$1.080651	872,475
	2008	$1.259355	$0.790971	790,910
	2007	$1.166953	$1.259355	831,582
	2006	$1.143320	$1.166953	1,396,740
	2005	$1.048551	$1.143320	2,664,103
	2004	$1.000000	$1.048551	424,410

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
TA Third Avenue Value - Service Class(7)	2012	$1.165668	$1.387628	1,687,238
Subaccount Inception Date January 12, 2004	2011	$1.380269	$1.165668	2,159,936
	2010	$1.213484	$1.380269	2,525,214
	2009	$0.913369	$1.213484	3,043,854
	2008	$1.575116	$0.913369	3,077,286
	2007	$1.580003	$1.575116	5,437,812
	2006	$1.381608	$1.580003	5,901,527
	2005	$1.180749	$1.381608	4,569,962
	2004	$1.000000	$1.180749	2,201,142
TA Efficient Markets - Service Class(8)	2012	$1.294521	$1.434500	197,899
Subaccount Inception Date November 10, 2008	2011	$1.340039	$1.294521	270,318
	2010	$1.207359	$1.340039	272,402
	2009	$1.037196	$1.207359	175,912
	2008	$1.000000	$1.037196	197,061
TA Multi-Managed Balanced - Service Class	2012	$1.436567	$1.594619	2,447,210
Subaccount Inception Date January 12, 2004	2011	$1.401893	$1.436567	1,651,397
	2010	$1.145766	$1.401893	1,523,341
	2009	$0.921155	$1.145766	978,220
	2008	$1.383300	$0.921155	725,686
	2007	$1.235435	$1.383300	775,121
	2006	$1.150301	$1.235435	643,570
	2005	$1.080469	$1.150301	441,236
	2004	$1.000000	$1.080469	426,075
TA AllianceBernstein Dynamic Allocation - Service Class	2012	$1.225976	$1.280942	230,561
Subaccount Inception Date January 12, 2004	2011	$1.220941	$1.225976	349,720
	2010	$1.132561	$1.220941	545,165
	2009	$0.874260	$1.132561	419,572
	2008	$1.405090	$0.874260	288,654
	2007	$1.202787	$1.405090	530,552
	2006	$1.100560	$1.202787	530,249
	2005	$1.076169	$1.100560	505,776
	2004	$1.000000	$1.076169	213,495
TA WMC Diversified Growth - Service Class	2012	$1.189919	$1.326303	2,308,819
Subaccount Inception Date January 12, 2004	2011	$1.254035	$1.189919	2,808,294
	2010	$1.080773	$1.254035	2,590,586
	2009	$0.848962	$1.080773	2,979,820
	2008	$1.597073	$0.848962	2,886,962
	2007	$1.393568	$1.597073	4,966,750
	2006	$1.301820	$1.393568	5,004,670
	2005	$1.133532	$1.301820	3,094,460
	2004	$1.000000	$1.133532	2,090,656
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	2012	$1.005379	$1.060225	156,365
Subaccount Inception Date December 9, 2011	2011	$0.000000	$1.005379	70,841
TA AEGON Tactical Vanguard ETF - Growth - Service Class	2012	$0.988642	$1.083331	563,451
Subaccount Inception Date December 12, 2011	2011	$0.000000	$0.988642	817,314
TA AEGON Money Market - Service Class	2012	$1.047274	$1.034383	4,956,942
Subaccount Inception Date January 12, 2004	2011	$1.060336	$1.047274	5,341,317
	2010	$1.086807	$1.060336	5,559,088
	2009	$1.077129	$1.073504	7,115,831
	2008	$1.060336	$1.086807	12,819,367
	2007	$1.041050	$1.077129	3,860,358
	2006	$1.008922	$1.041050	2,299,227
	2005	$0.995342	$1.008922	3,530,333
	2004	$1.000000	$0.995342	3,399,298

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
TA Systematic Small Mid Cap Value - Service Class(7)	2012	$1.822494	$2.088615	1,238,405
Subaccount Inception Date May 1, 2004	2011	$1.899527	$1.822494	1,506,730
	2010	$1.478853	$1.899527	1,852,836
	2009	$1.047827	$1.478853	1,964,794
	2008	$1.799817	$1.047827	1,674,005
	2007	$1.465093	$1.799817	2,852,907
	2006	$1.259050	$1.465093	1,606,608
	2005	$1.125499	$1.259050	1,612,485
	2004	$1.000000	$1.125499	280,786
TA AEGON U.S. Government Securities - Service Class	2012	$1.284635	$1.330409	1,216,064
Subaccount Inception Date January 12, 2004	2011	$1.212326	$1.284635	1,523,426
	2010	$1.177734	$1.212326	2,025,780
	2009	$1.144422	$1.177734	3,275,827
	2008	$1.078770	$1.144422	3,687,242
	2007	$1.032619	$1.078770	574,423
	2006	$1.014459	$1.032619	385,218
	2005	$1.007147	$1.014459	384,076
	2004	$1.000000	$1.007147	525,455
TA Vanguard ETF - Conservative - Service Class(9)	2012	$1.099705	$1.157932	135,531
Subaccount Inception Date November 19, 2009	2011	$1.079160	$1.099705	0
	2010	$0.998540	$1.079160	0
	2009	$0.999966	$0.998540	0
TA Vanguard ETF - Balanced - Service Class(10)	2012	$1.032943	$1.105780	289,436
Subaccount Inception Date May 1, 2008	2011	$1.030714	$1.032943	56,618
	2010	$0.942791	$1.030714	87,451
	2009	$0.819159	$0.942791	99,721
	2008	$1.000000	$0.819159	2,879
TA Vanguard ETF - Growth - Service Class(8)(11)	2012	$0.958559	$1.056043	784,805
Subaccount Inception Date May 1, 2008	2011	$0.981646	$0.958559	937,445
	2010	$0.879543	$0.981646	989,659
	2009	$0.722951	$0.879543	744,138
	2008	$1.000000	$0.722951	571,628
TA Vanguard ETF - Aggressive Growth - Service Class(12)	2012	$1.098560	$1.264668	4,321
Subaccount Inception Date November 19, 2009	2011	$1.157637	$1.098560	5,178
	2010	$1.024505	$1.157637	0
	2009	$0.999966	$1.024505	0
TA Morgan Stanley Mid Cap Growth - Service Class	2012	$1.443654	$1.550846	1,088,609
Subaccount Inception Date January 12, 2004	2011	$1.570290	$1.443654	1,772,609
	2010	$1.190239	$1.570290	1,187,442
	2009	$0.752635	$1.190239	1,002,759
	2008	$1.422831	$0.752635	932,011
	2007	$1.178603	$1.422831	1,235,573
	2006	$1.088865	$1.178603	1,142,007
	2005	$1.027325	$1.088865	914,108
	2004	$1.000000	$1.027325	846,034
PAM TA AEGON U.S. Government Securities - Service Class	2012	$1.284635	$1.330409	10,607,979
Subaccount Inception Date January 12, 2004	2011	$1.212326	$1.284635	18,293,268
	2010	$1.177734	$1.212326	11,370,248
	2009	$1.144422	$1.177734	22,528,930
	2008	$1.078770	$1.144422	39,589,434
	2007	$1.032619	$1.078770	1,112,969
	2006	$1.014459	$1.032619	28,050
	2005	$1.007147	$1.014459	10,986
	2004	$1.000000	$1.007147	0

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1)	2012	$1.291502	$1.443222	184,492
Subaccount Inception Date November 10, 2008	2011	$1.351492	$1.291502	192,926
	2010	$1.243091	$1.351492	204,158
	2009	$1.013344	$1.243091	244,935
	2008	$1.000000	$1.013344	0
Fidelity ® VIP Index 500 Portfolio – Service Class 2	2012	$1.159538	$1.324155	2,088,838
Subaccount Inception Date January 12, 2004	2011	$1.153421	$1.159538	1,705,668
	2010	$1.071906	$1.153421	2,008,075
	2009	$0.816018	$1.017906	1,965,013
	2008	$1.314839	$0.816018	1,464,748
	2007	$1.265780	$1.314839	1,171,464
	2006	$1.110169	$1.265780	773,524
	2005	$1.075035	$1.110169	702,915
	2004	$1.000000	$1.075035	382,634
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4(2)	2012	$1.339660	$1.521487	336,808
Subaccount Inception Date November 10, 2008	2011	$1.381473	$1.339660	367,387
	2010	$1.270689	$1.381473	397,173
	2009	$0.990648	$1.270689	382,637
	2008	$1.000000	$0.990648	208,139
ProFund VP Asia 30	2012	$0.701708	$0.800267	417,511
Subaccount Inception Date September 6, 2007	2011	$0.973197	$0.701708	322,804
	2010	$0.865066	$0.973197	524,218
	2009	$0.568013	$0.865066	1,049,044
	2008	$1.169526	$0.568013	212,811
	2007	$1.000000	$1.169526	288,851
ProFund VP Basic Materials	2012	$0.908253	$0.973102	143,541
Subaccount Inception Date September 6, 2007	2011	$1.096729	$0.908253	335,270
	2010	$0.856179	$1.096729	499,955
	2009	$0.533888	$0.856179	857,842
	2008	$1.112879	$0.533888	382,888
	2007	$1.000000	$1.112879	842,640
ProFund VP Bull	2012	$0.795470	$0.894706	164,701
Subaccount Inception Date June 21, 2007	2011	$0.805386	$0.795470	287,200
	2010	$0.724345	$0.805386	1,153,911
	2009	$0.589809	$0.724345	2,125,316
	2008	$0.958122	$0.589809	211,856
	2007	$1.000000	$0.958122	138,272
ProFund VP Consumer Services	2012	$1.001669	$1.207876	20,376
Subaccount Inception Date September 6, 2007	2011	$0.961312	$1.001669	74,783
	2010	$0.801823	$0.961312	97,926
	2009	$0.620653	$0.801823	7,840
	2008	$0.915866	$0.620653	756
	2007	$1.000000	$0.915866	0
ProFund VP Emerging Markets	2012	$0.780111	$0.821051	875,923
Subaccount Inception Date September 6, 2007	2011	$0.983661	$0.780111	549,159
	2010	$0.907315	$0.983661	1,978,622
	2009	$0.565820	$0.907315	1,537,458
	2008	$1.147982	$0.565820	239,872
	2007	$1.000000	$1.147982	91,400

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
ProFund VP Europe 30	2012	$0.678785	$0.781615	411,887
Subaccount Inception Date September 6, 2007	2011	$0.754274	$0.678785	8,020
	2010	$0.744107	$0.754274	15,590
	2009	$0.569495	$0.744107	97,662
	2008	$1.029815	$0.569495	10,721
	2007	$1.000000	$1.029815	1,187,307
ProFund VP Falling US Dollar	2012	$0.935558	$0.916826	158,388
Subaccount Inception Date September 6, 2007	2011	$0.973759	$0.935558	91,820
	2010	$1.012123	$0.973759	88,464
	2009	$0.991895	$1.012123	116,465
	2008	$1.058469	$0.991895	62,681
	2007	$1.000000	$1.058469	18,740
ProFund VP Financials	2012	$0.447260	$0.550953	30,540
Subaccount Inception Date September 6, 2007	2011	$0.525537	$0.447260	181,411
	2010	$0.479671	$0.525537	167,793
	2009	$0.422279	$0.479671	303,789
	2008	$0.864541	$0.422279	344,881
	2007	$1.000000	$0.864541	2,573
ProFund VP International	2012	$0.615484	$0.704705	261,676
Subaccount Inception Date September 6, 2007	2011	$0.727485	$0.615484	259,691
	2010	$0.683262	$0.727485	1,064,335
	2009	$0.555013	$0.683262	1,321,653
	2008	$1.010814	$0.555013	102,857
	2007	$1.000000	$1.010814	65,581
ProFund VP Japan	2012	$0.431731	$0.524228	264,392
Subaccount Inception Date September 6, 2007	2011	$0.536602	$0.431731	161,124
	2010	$0.581286	$0.536602	379,393
	2009	$0.533450	$0.581286	683,516
	2008	$0.913075	$0.533450	4,825
	2007	$1.000000	$0.913075	45,859
ProFund VP Mid-Cap	2012	$0.903887	$1.031397	261,847
Subaccount Inception Date September 6, 2007	2011	$0.955120	$0.903887	386,421
	2010	$0.779583	$0.955120	154,247
	2009	$0.594038	$0.779583	457,573
	2008	$0.975945	$0.594038	179,947
	2007	$1.000000	$0.975945	0
ProFund VP Money Market	2012	$0.971777	$0.959950	1,037,556
Subaccount Inception Date June 21, 2007	2011	$0.983747	$0.971777	1,485,073
	2010	$0.995824	$0.983747	2,016,957
	2009	$1.007962	$0.995824	3,643,672
	2008	$1.012111	$1.007962	9,062,041
	2007	$1.000000	$1.012111	7,426,750
ProFund VP Oil & Gas	2012	$0.910747	$0.925508	342,487
Subaccount Inception Date September 6, 2007	2011	$0.901861	$0.910747	573,061
	2010	$0.775399	$0.901861	1,257,252
	2009	$0.679741	$0.775399	1,176,034
	2008	$1.091613	$0.679741	926,455
	2007	$1.000000	$1.091613	307,483

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
ProFund VP NASDAQ-100	2012	$1.061595	$1.218600	135,043
Subaccount Inception Date June 21, 2007	2011	$1.059422	$1.061595	406,280
	2010	$0.907150	$1.059422	64,147
	2009	$0.604236	$0.907150	39,919
	2008	$1.063719	$0.604236	311,304
	2007	$1.000000	$1.063719	51,137
ProFund VP Pharmaceuticals	2012	$1.044740	$1.154092	25,748
Subaccount Inception Date September 6, 2007	2011	$0.910845	$1.044740	81,873
	2010	$0.917860	$0.910845	11,878
	2009	$0.795015	$0.917860	35,954
	2008	$1.000086	$0.795015	104,014
	2007	$1.000000	$1.000086	0
ProFund VP Precious Metals	2012	$1.128344	$0.952241	474,150
Subaccount Inception Date September 6, 2007	2011	$1.414152	$1.128344	565,890
	2010	$1.077132	$1.414152	687,242
	2009	$0.805899	$1.077132	623,819
	2008	$1.178522	$0.805899	481,357
	2007	$1.000000	$1.178522	54,506
ProFund VP Short Emerging Markets	2012	$0.480343	$0.412497	22,522
Subaccount Inception Date September 6, 2007	2011	$0.439474	$0.480343	42,942
	2010	$0.545435	$0.439474	60,543
	2009	$1.076853	$0.545435	57,774
	2008	$0.824593	$1.076853	91,631
	2007	$1.000000	$0.824593	0
ProFund VP Short International	2012	$0.783257	$0.617627	31,757
Subaccount Inception Date September 6, 2007	2011	$0.778993	$0.783257	17,340
	2010	$0.924617	$0.778993	27,122
	2009	$1.342812	$0.924617	48,016
	2008	$0.983612	$1.342812	151,606
	2007	$1.000000	$0.983612	16,120
ProFund VP Short NASDAQ-100	2012	$0.574699	$0.460888	74,934
Subaccount Inception Date September 6, 2007	2011	$0.649954	$0.574699	41,118
	2010	$0.834974	$0.649954	40,907
	2009	$1.424720	$0.834974	40,870
	2008	$0.973637	$1.424720	127,728
	2007	$1.000000	$0.973637	14,232
ProFund VP Short Small-Cap	2012	$0.559005	$0.447384	44,091
Subaccount Inception Date June 21, 2007	2011	$0.622574	$0.559005	34,475
	2010	$0.877140	$0.622574	39,548
	2009	$1.328218	$0.887140	29,070
	2008	$1.083859	$1.328218	45,742
	2007	$1.000000	$1.083859	13,154
ProFund VP Small-Cap	2012	$0.827356	$0.937603	129,994
Subaccount Inception Date June 21, 2007	2011	$0.887899	$0.827356	163,979
	2010	$0.720411	$0.887899	98,804
	2009	$0.578583	$0.720411	46,922
	2008	$0.906913	$0.578583	5,946
	2007	$1.000000	$0.906913	8,258

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 1.25%
		Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Value	2012	$0.852241	$0.977667	310,406
Subaccount Inception Date September 6, 2007	2011	$0.899795	$0.852241	199,763
	2010	$0.746137	$0.899795	4,933
	2009	$0.627447	$0.746137	123,972
	2008	$0.916559	$0.627447	192,472
	2007	$1.000000	$0.916559	20,893
ProFund VP Telecommunications	2012	$0.753277	$0.866807	0
Subaccount Inception Date September 6, 2007	2011	$0.748692	$0.753277	0
	2010	$0.655268	$0.748692	0
	2009	$0.618208	$0.655268	0
	2008	$0.954517	$0.618208	1,170
	2007	$1.000000	$0.954517	1,170
ProFund VP UltraSmall-Cap	2012	$0.481978	$0.616492	273,655
Subaccount Inception Date September 6, 2007	2011	$0.601225	$0.481978	533,798
	2010	$0.410092	$0.601225	523,490
	2009	$0.296207	$0.410092	86,391
	2008	$0.887004	$0.296207	51,388
	2007	$1.000000	$0.887004	0
ProFund VP U.S. Government Plus	2012	$1.642527	$1.637938	280,192
Subaccount Inception Date September 6, 2007	2011	$1.158751	$1.642527	152,475
	2010	$1.065458	$1.158751	270,648
	2009	$1.601015	$1.065458	217,807
	2008	$1.082444	$1.601015	408,948
	2007	$1.000000	$1.082444	595,500
ProFund VP Utilities	2012	$0.977292	$0.966521	119,216
Subaccount Inception Date September 6, 2007	2011	$0.842042	$0.977292	274,258
	2010	$0.804692	$0.842042	540,184
	2009	$0.735767	$0.804692	532,225
	2008	$1.074995	$0.735767	430,863
	2007	$1.000000	$1.074995	1,362,559
Access VP High Yield FundSM	2012	$1.307897	$1.474115	228,057
Subaccount Inception Date September 6, 2007	2011	$1.288829	$1.307897	405,894
	2010	$1.121335	$1.288829	441,633
	2009	$0.971112	$1.121335	2,014,855
	2008	$1.031187	$0.971112	2,581,435
	2007	$1.000000	$1.031187	0
TA AEGON Tactical Vanguard ETF - Balanced - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.021367	72,732
Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.005610	7,285
Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
Subaccount Inception Date May 1, 2012	2012	$1.000000	$1.010575	0
TA Market Participation Strategy - Service Class
Subaccount Inception Date September 17, 2012	2012	$1.000000	$0.990454	0

(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Formerly known as Transamerica BlackRock Large Cap Value VP and formerly subadvised by BlackRock Investment Management, LLC.
(4)	Formerly known as Transamerica Hanlon Balanced VP and formerly subadvised by Hanlon Investment Management, Inc.
(5)	Formerly known as Transamerica Hanlon Growth and Income VP formerly subadvised by Hanlon Investment Management, Inc.

CONDENSED FINANCIAL INFORMATION — (Continued)

(6)	Formerly known as Transamerica Hanlon Growth VP formerly subadvised by Hanlon Investment Management, Inc.
(7)	Effective on or about May 1, 2013, Transamerica Third Avenue Value VP merged into Transamerica Systematic Small/Mid Cap Value VP.
(8)	Effective on or about May 1, 2013, Transamerica Efficient Markets VP merged into Transamerica Vanguard ETF Portfolio - Growth VP.
(9)	Portfolio name formerly known as Transamerica Index 100 VP and subaccount name formerly known as TA Vanguard ETF Index - Aggressive Growth.
(10)	Portfolio name formerly known as Transamerica Index 50 VP and subaccount name formerly known as TA Vanguard ETF Index - Balanced.
(11)	Portfolio name formerly known as Transamerica Index 35 VP and subaccount name formerly known as TA Vanguard ETF Index - Conservative.
(12)	Portfolio name formerly known as Transamerica Index 75 VP and subaccount name formerly known as TA Vanguard ETF Index - Growth.

FINANCIAL STATEMENTS AND SCHEDULES—STATUTORY BASIS

Western Reserve Life Assurance Co. of Ohio

Years Ended December 31, 2012, 2011 and 2010

Western Reserve Life Assurance Co. of Ohio

Financial Statements and Schedules—Statutory Basis

Years Ended December 31, 2012, 2011 and 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors

Western Reserve Life Assurance Company of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Company of Ohio (the Company) as of December 31, 2012 and 2011, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2012. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western Reserve Life Assurance Company of Ohio at December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

1

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Assurance Company of Ohio at December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in response to new accounting standards in 2012, the Company changed its method of accounting for deferred income taxes.

/s/ Ernst & Young LLP

April 10, 2013

2

Western Reserve Life Assurance Co. of Ohio

Balance Sheets—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2012	2011
Admitted assets
Cash and invested assets:
Bonds	$1,116,229	$888,551
Common stocks:
Affiliated entities (cost: 2012—$22,921; 2011—$22,494)	31,844	30,479
Unaffiliated (cost: 2012—$117)	117	—
Mortgage loans on real estate	50,714	49,646
Home office properties	35,209	36,015
Cash, cash equivalents and short-term investments	184,234	170,354
Policy loans	411,101	406,037
Securities lending reinvested collateral assets	84,899	89,624
Receivable for securities	—	5,216
Other invested assets	3,293	3,474

Total cash and invested assets	1,917,640	1,679,396
Net deferred income tax asset	103,071	124,543
Premiums deferred and uncollected	2,735	3,061
Reinsurance receivable	3,358	1,851
Federal income tax recoverable	—	1,339
Receivable from parent, subsidiaries and affiliates	—	2,067
Investment income due and accrued	14,224	11,823
Cash surrender value of life insurance policies	75,295	73,446
Other admitted assets	7,263	7,533
Separate account assets	6,477,241	6,518,084

Total admitted assets	$8,600,827	$8,423,143

3

	December 31
	2012	2011
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,300,741	$1,206,449
Annuity	481,279	540,352
Accident and health	963	518
Life policy and contract claim reserves	26,339	29,314
Liability for deposit-type contracts	14,647	13,018
Other policyholders’ funds	41	39
Interest maintenance reserve	28,678	26,504
Remittances and items not allocated	9,670	4,760
Federal income taxes payable	8,738	—
Transfers from separate accounts due or accrued	(285,883)	(378,460)
Asset valuation reserve	12,039	8,838
Reinsurance in unauthorized companies	265	265
Funds held under coinsurance and other reinsurance treaties	54,464	33,629
Payable to parent, subsidiaries and affiliates	15,332	26,732
Unearned investment income	9,509	9,858
Payable for securities lending	84,899	89,624
Other liabilities	42,630	18,421
Separate account liabilities	6,477,241	6,518,084

Total liabilities	8,281,592	8,147,945
Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Aggregate write-ins for other than special surplus funds	—	67,503
Paid-in surplus	149,627	149,627
Unassigned surplus	167,108	55,568

Total capital and surplus	319,235	275,198

Total liabilities and capital and surplus	$8,600,827	$8,423,143

See accompanying notes.

4

Western Reserve Life Assurance Co. of Ohio

Statements of Operations—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	Year Ended December 31
	2012	2011	2010
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$469,503	$456,926	$484,508
Annuity	13,547	22,244	40,279
Accident and health	1,658	1,429	1,222
Net investment income	81,729	80,031	64,487
Amortization of interest maintenance reserve	1,516	1,326	669
Commissions and expense allowances on reinsurance ceded	(3,415)	(41,716)	108,259
Reserve adjustments on reinsurance ceded	(24,697)	(31,044)	(33,461)
Income from fees associated with investment management, administration and contract guarantees for separate accounts	300,860	312,161	319,607
Income earned on company owned life insurance	1,875	2,279	2,368
Income from administrative service agreement with affiliate	23,814	24,411	23,672
Other	(6,652)	(6,671)	(7,130)

	859,738	821,376	1,004,480
Benefits and expenses:
Benefits paid or provided for:
Life	70,668	64,792	84,881
Surrender benefits	423,203	418,362	651,416
Annuity benefits	21,114	25,824	25,525
Other benefits	3,781	3,367	2,755
Increase (decrease) in aggregate reserves for policies and contracts:
Life	94,292	66,540	31,958
Annuity	(59,074)	19,085	(87,376)
Accident and health	446	(42)	(251)

	554,430	597,928	708,908
Insurance expenses:
Commissions	160,309	138,136	124,707
General insurance expenses	74,017	84,132	93,770
Taxes, licenses and fees	17,898	14,478	18,467
Net transfers from separate accounts	(107,485)	(62,563)	(191,184)
Consideration on reinsurance recapture	—	29,300	—
Other expenses	11,984	10,077	12,725

	156,723	213,560	58,485

Total benefits and expenses	711,153	811,488	767,393

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments	148,585	9,888	237,087
Dividends to policyholders	22	24	25

Gain from operations before federal income tax expense and net realized capital losses on investments	148,563	9,864	237,062
Federal income tax expense	13,977	9,379	104,800

Gain from operations before net realized capital losses on investments	134,586	485	132,262
Net realized capital loss on investments (net of related federal income taxes and amounts tranferred to/from interest maintenance reserve)	(4,591)	(12,431)	(9,123)

Net income (loss)	$129,995	$(11,946)	$123,139

See accompanying notes.

5

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus—Statutory Basis

(Dollars in Thousands)

	Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2010	$2,500	$46,066	$149,627	$164,953	$363,146
Net income	—	—	—	123,139	123,139
Change in net unrealized capital gains and losses, net of tax	—	—	—	783	783
Change in nonadmitted assets	—	—	—	(30,671)	(30,671)
Change in asset valuation reserve	—	—	—	(732)	(732)
Change in liability for reinsurance in unauthorized companies	—	—	—	15,762	15,762
Dividend to stockholder	—	—	—	(100,000)	(100,000)
Change in net deferred income tax asset	—	—	—	(10,050)	(10,050)
Surplus effect of reinsurance transaction	—	—	—	125,426	125,426
Increase in admitted deferred tax asset pursuant to SSAP No. 10R	—	24,461	—	—	24,461

Balance at December 31, 2010	2,500	70,527	149,627	288,610	511,264
Net loss	—	—	—	(11,946)	(11,946)
Change in net unrealized capital gains and losses, net of tax	—	—	—	(3,720)	(3,720)
Change in nonadmitted assets	—	—	—	(27,616)	(27,616)
Change in asset valuation reserve	—	—	—	378	378
Change in liability for reinsurance in unauthorized companies	—	—	—	(104)	(104)
Dividend to stockholder	—	—	—	(250,000)	(250,000)
Change in net deferred income tax asset	—	—	—	18,337	18,337
Surplus effect of reinsurance transaction	—	—	—	41,629	41,629
Change in admitted deferred tax asset pursuant to SSAP No. 10R	—	(3,024)	—	—	(3,024)

Balance at December 31, 2011	$2,500	$67,503	$149,627	$55,568	$275,198

See accompanying notes.

6

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus—Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2011	$2,500	$67,503	$149,627	$55,568	$275,198
Net income	—	—	—	129,995	129,995
Change in net unrealized capital gains and losses, net of tax	—	—	—	118	118
Change in nonadmitted assets	—	—	—	(9,919)	(9,919)
Change in asset valuation reserve	—	—	—	(3,201)	(3,201)
Dividend to stockholder	—	—	—	(27,000)	(27,000)
Change in net deferred income tax asset	—	—	—	(12,437)	(12,437)
Surplus effect of reinsurance transaction	—	—	—	(33,519)	(33,519)
Change in admitted deferred tax assets pursuant to SSAP No. 101	—	(67,503)	—	67,503	—

Balance at December 31, 2012	$2,500	$—	$149,627	$167,108	$319,235

See accompanying notes.

7

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2012	2011	2010
Operating activities
Premiums collected, net of reinsurance	$485,063	$480,756	$526,163
Net investment income received	84,038	85,361	66,047
Miscellaneous income received	258,494	271,567	539,019
Benefit and loss related payments	(520,765)	(698,717)	(824,387)
Commissions, expenses paid and aggregate write-ins for deductions	(264,731)	(250,591)	(255,238)
Net transfers from separate accounts	200,378	371,180	355,103
Dividends paid to policyholders	(22)	(24)	(25)
Federal and foreign income taxes paid	(5,134)	(88,126)	(24,921)

Net cash provided by operating activities	237,321	171,406	381,761
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	337,040	263,103	355,114
Common stocks	2	120	—
Mortgage loans on real estate	9,355	6,267	99
Other invested assets	1	—	—
Securities lending reinvested collateral assets	4,729	104,301	—
Miscellaneous proceeds	5,275	6	232

Total investment proceeds	356,402	373,797	355,445
Costs of investments acquired:
Bonds	(562,044)	(212,793)	(514,695)
Common stocks	(1,143)	(597)	—
Mortgage loans on real estate	(10,800)	(43,694)	(8)
Real estate	(153)	66	(856)
Other invested assets	(502)	(845)	(603)
Securities lending reinvested collateral assets	—	—	(193,926)
Miscellaneous applications	(4,550)	(18,575)	(9,000)

Total cost of investments acquired	(579,192)	(276,438)	(719,088)
Net increase in policy loans	(5,064)	(14,526)	(12,828)

Net cost of investments acquired	(584,256)	(290,964)	(731,916)

Net cash (used in) provided by investing activities	(227,854)	82,833	(376,471)

8

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2012	2011	2010
Financing and miscellaneous activities
Cash provided (applied):
Net deposits (withdrawals) on deposit-type contracts and other insurance liabilities	1,424	(2,510)	(314)
Borrowed funds	21,064	5,229	—
Dividends to stockholder	(27,000)	(250,000)	(100,000)
Funds held under reinsurance treaty with unauthorized reinsurers	20,836	18,404	10,311
Receivable from parent, subsidiaries and affiliates	2,067	10,767	5,322
Payable to parent, subsidiaries and affiliates	(11,400)	6,775	(2,560)
Payable for securities lending	(4,726)	(104,302)	193,926
Other cash provided (applied)	2,147	(10,387)	(18,986)

Net cash provided by (used in) financing and miscellaneous activities	4,412	(326,024)	87,699

Net increase (decrease) in cash, cash equivalents and short-term investments	13,880	(71,785)	92,989
Cash, cash equivalents and short-term investments:
Beginning of year	170,354	242,139	149,150

End of year	$184,234	$170,354	$242,139

See accompanying notes.

9

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands)

December 31, 2012

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of Aegon USA, LLC (Aegon). Aegon is an indirect, wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

10

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An other-than-temporary impairment is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

11

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with the changes in the fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

12

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and agent debit balances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

13

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with Statement of Statutory Accounting Principle (SSAP) No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (SSAP No. 101). Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less.

Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

14

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow

15

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustments for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

16

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balance.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, preferred and common stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2012 and 2011, the Company did not exclude any investment income due and accrued with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (SSAP No. 86).

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative indicates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities receive fair value accounting.

17

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets.

Instruments: Variance swaps are used in the asset/liability management process to mitigate the risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap and a single receipt or payment occurs at the maturity or termination of the contract. The variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

18

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and refunds portions of premiums beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2 to 5.5 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

19

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include supplemental contracts and certain annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Separate Accounts

Separate accounts held by the Company primarily represent funds which are administered for individual variable universal life and variable annuity contracts. Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheet. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the fair value changes are borne entirely by the policyholder.

The Company received variable contract premiums of $305,221, $349,011 and $378,162, in 2012, 2011 and 2010, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the fair value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

20

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received $300,860, $312,161 and $319,607, in 2012, 2011 and 2010, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Recent Accounting Pronouncements

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to require disclosure of embedded credit derivatives within a financial instrument that expose the holder to the possibility of making future payments, and adopted guidance from Accounting Standards Update (ASU) 2010-11, Derivatives and Hedging – Scope Exception Related to Embedded Credit Derivatives, to clarify that seller credit derivative disclosures do not apply to embedded derivative features related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another. The adoption of these revisions had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to move one aspect of the criteria for a hedged forecasted transaction and incorporate it as criteria for a fair value hedge. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments, which clarifies that embedded derivatives, which are not separately recognized as derivatives under statutory accounting, are included in the disclosures of financial instruments with off-balance-sheet risk. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 1, Disclosures of Accounting Policies, Risks and Uncertainties and Other Disclosures. These revisions require reference to the accounting policy and procedure footnote that describes permitted or prescribed practices when an individual note is impacted by such practices. The adoption of this requirement had no impact to the Company’s results of operation or financial position, but did require additional disclosures.

Effective January 1, 2012, the Company adopted revisions to SSAP No. 100, Fair Value Measurements (SSAP No. 100). These revisions require new disclosures of fair value hierarchy and the method used to obtain the fair value measurement, a new footnote that summarizes hierarchy levels by type of financial instrument and gross presentation of purchases, sales, issues

21

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

and settlements within the reconciliation for fair value measurements categorized within Level 3 of the hierarchy. The adoption of these revisions had no impact to the Company’s results of operations or financial position, but did require additional disclosures. See Note 2 Fair Values of Financial Instruments for further details.

Effective January 1, 2012, the Company began computing current and deferred income taxes in accordance with SSAP No. 101. This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The adoption of this statement resulted in the transfer of $67,503 from Aggregate Write-Ins for Other than Special Surplus Funds to Unassigned Funds and updates to the Company’s income tax disclosures. See Note 5 Income Taxes for further details.

For the years ended December 31, 2011 and 2010, the Company adopted SSAP No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10 (SSAP No. 10R). This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The SSAP temporarily superseded SSAP No. 10, Income Taxes. SSAP No. 10R allowed an entity to elect to admit additional deferred tax assets (DTAs) utilizing a three year loss carryback provision, plus the lesser of a look-forward of three years on gross DTAs expected to be realized or 15% of statutory capital and surplus if the entity’s risk-based capital is above the 250% risk-based capital level where an action level could occur as a result of a trend test utilizing the old SSAP No. 10 provisions to calculate the DTA. Prior to the adoption of SSAP No. 10R, the admitted DTA was calculated by taking into consideration a one year loss carryback and look-forward on gross DTAs that can be expected to be realized and a 10% capital and surplus limit on the admitted amount of the DTA. The Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R and as a result, the cumulative effect of the adoption of this standard was the difference between the calculation of the admitted DTA per SSAP No. 10R and the old SSAP No. 10 methodology at December 31, 2011 and 2010. This change in accounting principle increased surplus by a net amount of $67,503 and $70,527, respectively, at December 31, 2011 and 2010, which has been recorded within the statements of changes in capital and surplus.

Effective December 31, 2011, the Company adopted SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets – Revised. The revisions require the Company to recognize a liability equal to the greater of (a) the fair value of the guarantee at its inception, even if the likelihood of payment under the guarantee is remote or (b) the contingent liability amount required to be recognized if it is probable that a liability has been incurred at the financial statement date and the amount of loss can reasonably be determined. While this guidance does not exclude guarantees issued as intercompany transactions or between related parties from the initial liability recognition requirement, there are a couple exceptions. Guarantees made to/or on behalf of a wholly-owned subsidiary and related party guarantees that are considered “unlimited” (for example, in response to a rating agency’s requirement to provide a commitment to support) are exempt from the initial liability recognition. Additional disclosures are also required under this new guidance for all guarantees, whether or not they meet the criteria for initial liability recognition. The adoption of this new accounting principle had no material impact to the Company’s results of operations or financial position, but did require additional disclosures regarding these guarantees.

22

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

Effective December 31, 2011, the Company adopted non-substantive revisions to SSAP No. 100, to incorporate the provisions of ASU 2010-06, Improving Disclosures about Fair Value Measurements. This revision required a new disclosure for assets and liabilities for which fair value is not measured and reported in the statement of financial position but is otherwise disclosed. The adoption of these revisions had no impact to the Company’s results of operations or financial position. See Note 2 for further details.

Effective December 31, 2011, the Company adopted non-substantive changes to SSAP No. 32, Investments in Preferred Stock (including investments in preferred stock of subsidiary, controlled, or affiliated entities). The amendment was made to clarify the definition of preferred stock. Under the revised SSAP No. 32, a preferred stock is defined as any class or series of shares the holders of which have any preference, either as to the payment of dividends or distribution of assets on liquidation, over the holder of common stock [as defined in SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled, or affiliated entities)] issued by an entity. This revised definition had no impact to the Company.

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and Other Assessments – Revised. This statement modified the conditions required for recognizing a liability for insurance-related assessments and required additional disclosures to be made in the Notes to the Financial Statements. The adoption of this accounting principle had no financial impact to the Company.

Effective January 1, 2011, the Company adopted revisions to certain paragraphs of SSAP No. 43R – Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR. The revisions clarify that an AVR/IMR bifurcation analysis should be performed when SSAP No. 43R securities are sold (not just as a result of impairment). These changes were applied on a prospective basis and had no financial impact to the Company upon adoption.

Effective January 1, 2011, the Company adopted revisions to SSAP No. 43R to clarify the definitions of loan-backed and structured securities. The clarified guidance was applied prospectively and had no financial impact to the Company upon adoption.

Effective December 31, 2010, the Company adopted modifications made to SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities. The amendments resulted in cash collateral received from counterparties to derivatives contracts also being reported on the Company’s balance sheet in the respective asset class in which the cash was reinvested (short-term investments and bonds). A separate liability was established to record the obligation to return the cash collateral (Payable for derivative cash collateral). These balances were recorded on the Company’s balance sheet effective January 1, 2010 and resulted in an increase to assets and liabilities of $193,926 as of December 31, 2010 with no impact to surplus. See Note 8 for further details.

23

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

Effective January 1, 2013, the Company will adopt SSAP No. 92, Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 and SSAP No. 102, Accounting for Pensions, A Replacement of SSAP No. 89. This guidance impacts accounting for defined benefit pension plans or other postretirement plans, along with related disclosures. SSAP No. 102 requires recognition of the funded status of the plan based on the projected benefit obligation instead of the accumulated benefit obligation as under SSAP No. 89. In addition, SSAP No. 92 and SSAP No. 102 require consideration of non-vested participants. The adoption of these standards will not impact the Company’s results of operations, financial position or disclosures as the Company does not sponsor the pension plan and is not directly liable under the plan. See Note 9 for further discussion of the Company’s pension plan and other postretirement plans as sponsored by Aegon.

Effective January 1, 2013, the Company will adopt SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities which adopts with modifications the guidance in ASU 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets and supersedes SSAP no. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The impact of the adoption of this standard is expected to be immaterial to the Company.

Effective January 1, 2013, the Company will adopt non-substantive revisions to SSAP No. 36, Troubled Debt Restructuring. These revisions adopt guidance from ASU 2011-02, Receivables – A Creditors’ Determination of Whether a Restructuring is a Troubled Debt Restructuring, which clarifies what constitutes a troubled debt restructuring and adopts with modification troubled debt restructuring disclosures for creditors from ASU 2010-20: Receivables (Topic 310), Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The adoption of this revision is not expected to impact the financial position or results of operations of the Company.

Effective December 31, 2013, the Company will adopt revisions to SSAP No. 35R, Guaranty Fund and Other Assessments – Revised which incorporates subsequent event (Type II) disclosures for entities subject to Section 9010 of the Patient Protection and Affordable Care Act related to assessments payable. The adoption of this revision is not expected to impact the financial position or results of operations of the Company as revisions relate to disclosures only.

Reclassifications

Certain reclassifications have been made to the 2011 and 2010 financial statements to conform to the 2012 presentation.

During 2012, the Company changed the presentation of various reinsurance related balances. As a result of these changes, $196,104 and $56,614, respectively, was reclassified between the Net transfers to separate accounts line and the Surrender benefits line in the 2011 and 2010 Statements of Operations to conform to the 2012 presentation.

24

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

2. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical

25

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values. Cash in not included in the below tables.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of level one and level two values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

26

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Derivative Financial Instruments: The estimated fair values of interest rate swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions.

Investment Contract Liabilities: The carrying value of the Company’s liabilities for deferred annuities with minimum guaranteed benefits is determined using a stochastic valuation as described in Note 6, which approximates the fair value. For investment contracts without minimum guarantees, fair value is estimated using discounted cash flows. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are valued in the same manner as general account assets as further described in this note. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees.

Receivable from/Payable to Parent, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures as they are not carried at fair value on the balance sheets.

27

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the

Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2012 and 2011, respectively:

	December 31 2012
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$182,489	$182,489	$—	$182,489	$—	$—
Bonds	1,205,473	1,116,229	72,215	1,124,699	8,559	—
Common stocks, other than affiliates	117	117	117	—	—	—
Mortgage loans on real estate	52,182	50,714	—	—	52,182	—
Policy loans	411,101	411,101	—	411,101	—	—
Securities lending reinvested collateral	84,804	84,899	—	84,804	—	—
Separate account assets	6,477,241	6,477,241	6,477,241	—	—	—
Liabilities
Investment contract liabilities	495,984	493,117	—	9,346	486,638	—
Deposit-type contracts	14,647	14,647	—	14,647	—	—
Interest rate swaps	1,841	1,841	—	1,841	—	—
Payable to parent, subsidiaries and affiliates	15,332	15,332	—	15,332	—	—
Separate account annuity liabilities	3,251,991	3,251,991	—	3,251,991	—	—

28

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

	December 31
	2011
	Carrying Amount	Estimated Fair Value
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$170,129	$170,129
Bonds	888,551	931,927
Mortgage loans on real estate	49,646	49,912
Policy loans	406,037	406,037
Securities lending reinvested collateral	89,624	89,423
Receivable from parent, subsidiaries and affiliates	2,067	2,067
Separate account assets	6,518,084	6,518,084
Liabilities
Investment contract liabilities	550,387	551,456
Deposit-type contracts	13,018	13,018
Interest rate swaps	511	511
Payable to parent, subsidiaries and affiliates	26,732	26,732
Separate account annuity liabilities	3,422,903	3,422,903

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2012 and 2011:

	2012
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$1,246	$555	$1,801

Total bonds	—	1,246	555	1,801
Common stock
Industrial and miscellaneous	117	—	—	117

Total common stock	117	—	—	117
Cash equivalents and short-term investments
Government	—	3	—	3
Industrial and miscellaneous	—	134,981	—	134,981
Mutual funds	—	47,260	—	47,260
Sweep accounts	—	245	—	245

Total Short-term	—	182,489	—	182,489
Separate account assets	6,477,241	—	—	6,477,241

Total assets at fair value	$6,477,358	$183,735	$555	$6,661,648

Liabilities:
Derivative liabilities	$—	$1,841	$—	$1,841

Total liabilities at fair value	$—	$1,841	$—	$1,841

29

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

	2011
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$3,143	$559	$3,702

Total bonds	—	3,143	559	3,702
Cash equivalents and short-term investments
Government	—	3	—	3
Industrial and miscellaneous	—	99,981	—	99,981
Mutual funds	—	70,092	—	70,092
Sweep accounts	—	52	—	52

Total Short-term	—	170,128	—	170,128
Separate account assets	6,518,084	—	—	6,518,084

Total assets at fair value	$6,518,084	$173,271	$559	$6,691,914

Liabilities:
Derivative liabilities	$—	$511	$—	$511

Total liabilities at fair value	$—	$511	$—	$511

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize inputs that are not market observable.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services.

During 2012 and 2011, there were no transfers between Level 1 and 2, respectively.

30

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

The following tables summarize the changes in assets and liabilities classified in Level 3 for 2012 and 2011:

	Balance at January 1, 2012	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds	$559	$—	$—	$51	$(25)

Total	$559	$—	$—	$51	$(25)

	Issuances	Purchases	Sales	Settlements	Balance at December 31, 2012
Bonds	$—	$—	$—	$30	$555

Total	$—	$—	$—	$30	$555

	Balance at January 1, 2011	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds	$562	$—	$—	$36	$(23)

Total	$562	$—	$—	$36	$(23)

	Issuances	Purchases	Sales	Settlements	Balance at December 31, 2011
Bonds	$—	$—	$—	$16	$559

Total	$—	$—	$—	$16	$559

(a)	Recorded as a component of Net Realized Capital Gains/Losses in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains/Losses in the Statements of Changes in Capital and Surplus

The Company’s policy is to recognize transfers in and out of levels as of the beginning of the reporting period.

31

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

3. Investment

The carrying amount and estimated fair value of investments in bonds are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2012
Unaffiliated bonds:
United States Government and agencies	$52,940	$5,702	$—	$—	$58,642
State, municipal and other government	27,378	3,421	50	—	30,749
Hybrid securities	19,055	864	1,238	—	18,681
Industrial and miscellaneous	720,424	68,173	24	1,072	787,501
Mortgage and other asset-backed securities	296,432	19,586	6,083	35	309,900

	$1,116,229	$97,746	$7,395	$1,107	$1,205,473

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2011
Unaffiliated bonds:
United States Government and agencies	$69,648	$7,320	$—	$—	$76,968
State, municipal and other government	11,100	703	334	135	11,334
Hybrid securities	17,325	—	—	2,100	15,225
Industrial and miscellaneous	546,229	41,668	801	2,660	584,436
Mortgage and other asset-backed securities	244,249	9,746	9,990	41	243,964

	$888,551	$59,437	$11,125	$4,936	$931,927

At December 31, 2012 and 2011, respectively, for bonds that have been in a continuous loss position for greater than or equal to twelve months, the Company held 21 and 27 securities with a carrying amount of $51,454 and $91,707 and an unrealized loss of $7,394 and $11,125 with an average price of 85.6 and 87.9 (fair value/amortized cost). Of this portfolio, 72.4% and 79.8% were investment grade with associated unrealized losses of $5,266 and $6,045, respectively.

At December 31, 2012 and 2011, respectively, for bonds that have been in a continuous loss position for less than twelve months, the Company held 17 and 29 securities with a carrying amount of $61,424 and $67,526 and an unrealized loss of $1,107 and $4,936 with an average price of 98.2 and 92.7 (fair value/amortized cost). Of this portfolio, 88.5% and 93.5% were investment grade with associated unrealized losses of $788 and $4,272, respectively.

32

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

The estimated fair value of bonds and common stocks with gross unrealized losses at December 31, 2012 and 2011 are as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2012
Unaffiliated bonds:
United States Government and agencies	$—	$550	$550
State, municipal and other government	2,120	—	2,120
Hybrid securities	8,250	—	8,250
Industrial and miscellaneous	641	57,229	57,870
Mortgage and other asset-backed securities	33,049	2,539	35,588

	44,060	60,318	104,378
Unaffiliated common stocks	—	116	116

	$44,060	$60,434	$104,494

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2011
Unaffiliated bonds:
State, municipal and other government	$738	$962	$1,700
Hybrid securities	—	15,225	15,225
Industrial and miscellaneous	13,086	41,363	54,449
Mortgage and other asset-backed securities	66,757	5,040	71,797

	$80,581	$62,590	$143,171

33

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

The carrying amount and estimated fair value of bonds at December 31, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepay penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$10,997	$11,237
Due after one year through five years	284,425	307,669
Due after five years through ten years	386,654	421,366
Due after ten years	137,721	155,301

	$819,797	$895,573
Mortgage and other asset-backed securities	296,432	309,900

	$1,116,229	$1,205,473

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

The following table represents aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value at December 31, 2012. There were no loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2011 or 2010.

	Amortized Cost Basis Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
Year Ended December 31, 2012
OTTI recognized 4th Quarter:
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	$8,122	$—	$117	$8,005

Total 4th Quarter OTTI on loan-backed securities	8,122	—	117	8,005

Aggregate total	$8,122	$—	$117	$8,005

34

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2012
1st quarter present value of cash flows expected to be less than the amortized cost basis	$1,582	$10	$1,572	$926
2nd quarter present value of cash flows expected to be less than the amortized cost basis	6,924	56	6,868	2,062
3rd quarter present value of cash flows expected to be less than the amortized cost basis	31	1	30	18
4th quarter present value of cash flows expected to be less than the amortized cost basis	14,707	317	14,390	9,570

Aggregate total	$23,244	$384	$22,860	$12,576

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2011
1st quarter present value of cash flows expected to be less than the amortized cost basis	$1,000	$24	$976	$529
2nd quarter present value of cash flows expected to be less than the amortized cost basis	2,733	80	2,653	1,548
3rd quarter present value of cash flows expected to be less than the amortized cost basis	2,604	25	2,579	1,377
4th quarter present value of cash flows expected to be less than the amortized cost basis	3,821	108	3,713	2,307

Aggregate total	$10,158	$237	$9,921	$5,761

35

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2010
1st quarter present value of cash flows expected to be less than the amortized cost basis	$1,150	$46	$1,104	$1,003
2nd quarter present value of cash flows expected to be less than the amortized cost basis	1,512	67	1,445	1,049
3rd quarter present value of cash flows expected to be less than the amortized cost basis	2,057	185	1,872	1,130
4th quarter present value of cash flows expected to be less than the amortized cost basis	1,496	22	1,474	1,189

Aggregate total	$6,215	$320	$5,895	$4,371

The following loan-backed and structured securities were held at December 31, 2012, for which an OTTI had been previously recognized:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
35729PPC8	$8,534	$4,352	$4,182	$4,352	$145	3Q 2009
74925FAA1	316	301	15	301	279	1Q 2010
52522QAM4	1,409	1,348	61	1,348	961	2Q 2010
65536PAA8	103	97	6	97	88	2Q 2010
65536PAA8	57	52	5	52	49	3Q 2010
75970QAH3	2,000	1,820	180	1,820	1,081	3Q 2010
52522QAM4	1,234	1,222	12	1,222	941	4Q 2010
74925FAA1	262	252	10	252	248	4Q 2010
12668WAC1	1,000	976	24	976	530	1Q 2011
12668WAC1	962	942	20	942	471	2Q 2011
65536PAA8	40	39	1	39	22	2Q 2011
75970QAH3	1,731	1,672	59	1,672	1,055	2Q 2011
12668WAC1	927	923	4	923	418	3Q 2011
65536PAA8	38	37	1	37	18	3Q 2011
75970QAH3	1,639	1,619	20	1,619	941	3Q 2011
12668WAC1	909	889	20	889	394	4Q 2011
52522QAM4	1,070	1,001	69	1,001	794	4Q 2011
65536PAA8	36	36	—	36	15	4Q 2011
74925FAA1	218	210	8	210	202	4Q 2011
75970QAH3	1,588	1,577	11	1,577	903	4Q 2011
65536PAA8	36	35	1	35	16	1Q 2012
75970QAH3	1,546	1,537	9	1,537	910	1Q 2012
35729PPC8	4,247	4,217	30	4,217	181	2Q 2012
52522QAM4	940	927	13	927	789	2Q 2012
65536PAA8	35	32	3	32	16	2Q 2012
74925FAA1	194	193	1	193	192	2Q 2012
75970QAH3	1,508	1,499	9	1,499	884	2Q 2012
65536PAA8	31	30	1	30	18	3Q 2012
35729PPC8	4,195	4,012	183	4,012	237	4Q 2012
75970QAH3	1,440	1,427	13	1,427	1,104	4Q 2012
86363VAA9	8,122	8,005	117	8,005	8,005	4Q 2012
759950FJ2	950	947	3	947	224	4Q 2012

36

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2012 and 2011 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year Ended December 31, 2012
The aggregate amount of unrealized losses	$11,568	$35
The aggregate related fair value of securities with unrealized losses	34,850	4,056

	Losses 12 Months or More	Losses Less Than 12 Months
Year Ended December 31, 2011
The aggregate amount of unrealized losses	$15,983	$41
The aggregate related fair value of securities with unrealized losses	69,187	5,040

Detail of net investment income is presented below:

	Year Ended December 31
	2012	2011	2010
Income:
Bonds	$47,292	$41,739	$40,618
Common stocks	13,925	18,667	9,700
Mortgage loans on real estate	2,091	1,502	720
Real estate	4,409	4,571	4,562
Policy loans	21,841	21,751	21,439
Cash, cash equivalents and short-term investments	314	386	359
Derivatives	—	(516)	(3,299)
Other invested assets	(684)	(1,287)	(2,832)
Other	1,130	515	625

Gross investment income	90,318	87,328	71,892
Less investment expenses	8,589	7,297	7,405

Net investment income	$81,729	$80,031	$64,487

37

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2012	2011	2010
Proceeds	$324,065	$258,853	$339,989

Gross realized gains	$6,484	$3,231	$5,140
Gross realized losses	(1,347)	(2,031)	(2,689)

Net realized capital gains (losses)	$5,137	$1,200	$2,451

The Company had gross realized losses for the years ended December 31, 2012, 2011, and 2010 of $417, $311 and $468, respectively, which relate to losses recognized on other-than-temporary declines in fair values of bonds.

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2012	2011	2010
Bonds	$4,720	$889	$1,983
Common stocks	1	—	—
Mortgage loans	252	237	—
Cash, cash equivalents and short-term investments	—	5	—
Derivatives	(4,550)	(13,204)	(9,000)
Other	(170)	—	2

	253	(12,073)	(7,015)
Federal income tax effect	(1,153)	402	(248)
Transfer to interest maintenance reserve	(3,691)	(760)	(1,860)

Net realized capital gains (losses) on investments	$(4,591)	$(12,431)	$(9,123)

At December 31, 2012, the Company had recorded investments in restructured securities of $118. The capital gain taken as a direct result of restructures in 2012 was $34. The Company did not have any recorded investments in restructured securities at December 31, 2011 or 2010. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure-related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

38

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

The changes in net unrealized capital gains and losses on investments were as follows:

	Change in Unrealized
	Year Ended December 31
	2012	2011	2010
Bonds	$765	$(999)	$(105)
Common stocks	(1)	(3,237)	1,051
Affiliated entities	342	—	—
Derivatives	(1,330)	461	(223)
Other invested assets	222	(206)	(85)

Change in unrealized capital gains (losses)	(2)	(3,981)	638
Taxes on unrealized capital gains/losses	120	261	145

Change in unrealized capital gains (losses), net of tax	$118	$(3,720)	$783

During 2012, the Company issued mortgage loans with interest rates of 3.75% for commercial loans. The Company did not issue any new mortgage loans for 2011. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2012 at the time of origination was 70%. During 2012, no loans transferred from affiliated entities. During 2011, five loans totaling $40,870 were transferred from two affiliated entities.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company did not recognize any interest income on impaired loans for the years ended December 31, 2012, 2011 or 2010. The Company did not recognize any interest income on a cash basis for the years ended December 31, 2012, 2011 or 2010.

During 2012, 2011 and 2010, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2012, and 2011, the Company held a mortgage loan loss reserve in the AVR of $482, and $378, respectively.

39

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2012	2011		2012	2011
South Atlantic	39%	44%	Retail	74%	59%
Pacific	24	29	Office	24	41
Middle Atlantic	11	12	Other	2	0
W. South Central	11	0
W. North Central	10	10
Mountain	5	5
At December 31, 2012, the Company had ownership interest in five LIHTC investments. The remaining years of unexpired tax credits ranged from three to nine and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from three to fourteen years. There are no contingent equity commitments expected to be paid in the future. There were no impairment losses, write-downs or reclassifications during 2012 related to these credits.

At December 31, 2011, the Company had ownership interest in five LIHTC investments. The remaining years of unexpired tax credits ranged from four to ten and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from four to fifteen years. The amount of contingent equity commitments expected to be paid during the year 2012 is $384. The Company has no contingent equity commitments related to LIHTC beyond the year 2012. There were no impairment losses, write-downs or reclassifications during 2011 related to these credits.

The following tables provide the carrying value of state transferable tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2012 and 2011:

		December 31, 2012
Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$426	$755

Total		$426	$755

		December 31, 2011
Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$676	$1,005

Total		$676	$1,005

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2012 to 2015.

40

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead. At December 31, 2012, the Company does not have any contracts, aggregated at a counterparty level, with a positive fair value. At December 31, 2012, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amount to $1,841.

At December 31, 2012 and 2011, respectively, the Company has recorded $(1,841) and $(511) for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss.

The Company did not recognize any unrealized gains or losses during 2012 or 2011 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2012 and 2011, respectively, the Company had outstanding receive fixed—pay fixed swaps with a notional amount of $8 and $2.

Under exchange traded futures and options, the Company agrees to purchase a specified number of contracts from other parties and to post a variation margin on a daily basis in an amount equal to the difference in the daily fair values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange. The Company recognized net realized gains losses from futures contracts in the amount of $758, $13,203 and $9,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

41

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

Open futures contracts at December 31, 2012 and 2011, are as follows:

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2012
		DJ EURO STOXX
Long	529	March 2013 Futures	$18,310	$18,290
		HANG SENG IDX
Long	60	January 2013 Futures	8,751	8,779
		S&P 500
Long	44	March 2013 Futures	15,070	15,621

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2011
		DJ EURO STOXX
Long	189	March 2012 Futures	$5,589	$5,653
		HANG SENG IDX
Long	25	January 2012 Futures	2,992	2,970
		S&P 500
Short	(124)	March 2012 Futures	(38,343)	(38,830)

At December 31, 2012 and 2011, bonds with an aggregate carrying value of $3,567 and $3,605, respectively, were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

4. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of the risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

42

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2012	2011	2010
Direct premiums	$684,163	$670,285	$653,122
Reinsurance assumed—affiliated	—	763	3,307
Reinsurance ceded—affiliated	(149,569)	(143,983)	(83,664)
Reinsurance ceded—non-affiliated	(49,886)	(46,466)	(46,756)

Net premiums earned	$484,708	$480,599	$526,009

The Company received reinsurance recoveries in the amount of $138,073, $129,708 and $76,107 during 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $18,533 and $23,144, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2012 and 2011 of $631,262 and $624,949, respectively. As of December 31, 2012 and 2011, the amount of reserve credits for reinsurance ceded that represented unauthorized affiliated companies were $571,479 and $570,222, respectively.

The Company would experience no reduction in surplus at December 31, 2012 if all reinsurance agreements were cancelled.

On April 26, 2011, Aegon N.V announced the disposition of its life reinsurance operations, Transamerica Reinsurance to SCOR SE, a Societas Europaea organized under the laws of France (SCOR), which was effective August 9, 2011.

The life reinsurance business conducted by Transamerica Reinsurance was written through several of Aegon N.V.’s U.S. and international affiliates, all of which remain Aegon N.V. affiliates following the closing, except for Transamerica International Reinsurance Ireland, Limited, an Irish reinsurance company (TIRI). In preparation of the divestiture of the life reinsurance business to SCOR, during the second quarter of 2011, the Company, as well as other affiliated life insurance companies, recaptured certain business that had been reinsured to TIRI, subsequently ceding the majority of the business recaptured to Transamerica International Re (Bermuda) Ltd. (TIRe), an affiliate. As a result of these transactions, the net impact to the Company was a pre-tax loss of $94,262, which was included in the statement of operations, and a net of tax gain of $63,421 which has been credited directly to unassigned surplus. Additional information surrounding these transactions is outlined below.

43

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

Effective April 1, 2011, the Company recaptured the traditional life business that was previously reinsured on a coinsurance funds withheld basis to TIRI, and subsequently reinsured this business to TIRe. The Company paid recapture consideration of $29,300 and released the associated funds withheld liability of $22,729 associated with the recapture, and received an initial ceding commission of $27,400 and established a funds withheld liability of $23,061 on the new cession to TIRe. Life, claim reserves and other assets associated with this block that were exchanged were $86,197, $9,563 and $2,344, respectively. The Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRI in the amount of $175 ($120 net of tax) resulting in a pre-tax loss of $99,812 on the recapture which was included in the statement of operations as of December 31, 2011. The cession to TIRe resulted in a net of tax gain of $63,541, which was credited directly to unassigned surplus at December 3, 2011.

Effective April 1, 2011, TIRI, recaptured the BOLI/COLI catastrophic mortality risk that had previously been retro-ceded to the Company. The Company released life and claim reserves of $5,507 and $43, respectively, with no consideration exchanged, resulting in a pre-tax gain of $5,550 which was included in the statement of operations at December 31, 2011.

Effective December 31, 2010, the Company entered into a reinsurance agreement with an affiliate to cede on a 100% quota share basis a block of variable universal life business on a modified coinsurance basis. Reserves on the block were $1,013,110, with assets backing the block comprised of $853,669 of separate account assets and $159,441 of general account assets. The Company received consideration of $193,000, resulting in a pre-tax gain of $193,000, which was credited directly to unassigned surplus on a net of tax basis in the amount of $125,450. During 2012 and 2011, the Company amortized $33,519 and $21,792, respectively, of this gain into earnings on a net of tax basis.

During 2012 and 2011, the Company did not amortize any deferred gains from reinsurance transactions occurring prior to 2010. During 2010, the Company amortized deferred gains from reinsurance transactions occurring prior to 2010 of $24 into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Letters of credit held for all unauthorized reinsurers as of December 31, 2012, 2011 and 2010 were $179,100, $273,000 and $107,200, respectively.

44

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

5. Income Taxes

The net deferred income tax asset at December 31, 2012 and 2011 and the change from the prior year are comprised of the following components:

	December 31, 2012
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$204,072	$5,477	$209,549
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	204,072	5,477	209,549
Deferred Tax Assets Nonadmitted	96,826	225	97,051

Subtotal (Net Deferred Tax Assets)	107,246	5,252	112,498
Deferred Tax Liabilities	8,074	1,353	9,427

Net Admitted Deferred Tax Assets	$99,172	$3,899	$103,071

	December 31, 2011
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$216,717	$6,826	$223,543
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	216,717	6,826	223,543
Deferred Tax Assets Nonadmitted	87,095	801	87,896

Subtotal (Net Deferred Tax Assets)	129,622	6,025	135,647
Deferred Tax Liabilities	9,744	1,360	11,104

Net Admitted Deferred Tax Assets	$119,878	$4,665	$124,543

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(12,645)	$(1,349)	$(13,994)
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	(12,645)	(1,349)	(13,994)
Deferred Tax Assets Nonadmitted	9,731	(576)	9,155

Subtotal (Net Deferred Tax Assets)	(22,376)	(773)	(23,149)
Deferred Tax Liabilities	(1,670)	(7)	(1,677)

Net Admitted Deferred Tax Assets	$(20,706)	$(766)	$(21,472)

45

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

The main components of deferred income tax amounts are as follows:

Deferred Tax Assets:

	Year Ended December 31
	2012	2011	Change
Ordinary
Policyholder reserves	$105,158	$114,035	$(8,877)
Investments	644	179	465
Deferred acquisition costs	85,238	89,237	(3,999)
Compensation and benefits accrual	470	1,059	(589)
Receivables—nonadmitted	10,866	10,608	258
Corporate provision	350	399	(49)
Other (including items <5% of ordinary tax assets)	1,346	1,200	146

Subtotal	204,072	216,717	(12,645)
Nonadmitted	96,826	87,095	9,731

Admitted ordinary deferred tax assets	107,246	129,622	(22,376)
Capital:
Investments	5,477	6,826	(1,349)
Other (including items <5% of total capital tax assets)	—	—	—

Subtotal	5,477	6,826	(1,349)
Nonadmitted	225	801	(576)

Admitted capital deferred tax assets	5,252	6,025	(773)

Admitted deferred tax assets	$112,498	$135,647	$(23,149)

	Year Ended December 31
	2012	2011	Change
Deferred Tax Liabilities:
Ordinary
Investments	$295	$275	$20
§807(f) adjustment	7,769	9,462	(1,693)
Other (including items <5% of total ordinary tax liabilities)	10	7	3

Subtotal	8,074	9,744	(1,670)
Capital
Investments	1,353	1,360	(7)
Other (including items <5% of total capital tax liabilities)	—	—	—

Subtotal	1,353	1,360	(7)

Deferred tax liabilities	9,427	11,104	(1,677)

Net deferred tax assets/liabilities	$103,071	$124,543	$(21,472)

46

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

As discussed in Note 1, for the year ended December 31, 2012 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

	December 31, 2012
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$69,108	$1,538	$70,646
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	30,064	2,361	32,425
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	31,984	2,511	34,495
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	32,425
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	8,074	1,353	9,427

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$107,246	$5,252	$112,498

	December 31, 2011*
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$102,606	$2,283	$104,889
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	17,272	2,382	19,654
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	17,272	2,382	19,654
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	24,531
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	9,744	1,360	11,104

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$129,622	$6,025	$135,647

47

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

	Change
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$(33,498)	$(745)	$(34,243)
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	12,792	(21)	12,771
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	14,712	129	14,841
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	7,894
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	(1,670)	(7)	(1,677)

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$(22,376)	$(773)	$(23,149)

*	As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R.

	December 31
	2012	2011
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	585%	407%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 above	$216,164	$150,655

48

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

The impact of tax planning strategies at December 31, 2012 and 2011 was as follows:

	December 31, 2012
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	73%	2%

Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	0%	51%	2%

	December 31, 2011
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	46%	1%

Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	4%	51%	6%

	Change
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	27%	1%

Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	-4%	0%	-4%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

49

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2012	2011	Change
Current Income Tax
Federal	$13,977	$9,379	$4,598
Foreign	—	—	—

Subtotal	13,977	9,379	4,598

Federal income tax on net capital gains	1,153	(402)	1,555
Utilization of capital loss carry-forwards	—	—	—
Other	—	—	—

Federal and foreign income taxes incurred	$15,130	$8,977	$6,153

	Year Ended December 31
	2011	2010	Change
Current Income Tax
Federal	$9,379	$104,800	$(95,421)
Foreign	—	—	—

Subtotal	9,379	104,800	(95,421)

Federal income tax on net capital gains	(402)	248	(650)
Utilization of capital loss carry-forwards	—	—	—
Other	—	—	—

Federal and foreign income taxes incurred	$8,977	$105,048	$(96,071)

The Company did not record a valuation allowance for deferred tax assets as of December 31, 2012 and 2011.

50

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2012	2011	2010
Current income taxes incurred	$15,130	$8,977	$105,048
Change in deferred income taxes	12,437	(18,337)	5,233
(without tax on unrealized gains and losses)

Total income tax reported	$27,567	$(9,360)	$110,281

Income before taxes	$148,816	$(2,209)	$230,047
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$52,086	$(773)	$80,516
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(9,949)	(13,603)	(10,290)
Tax credits	(847)	(1,817)	(3,603)
Tax adjustment for IMR	(531)	(464)	(234)
Surplus adjustment for in-force ceded	(11,732)	14,570	43,899
Nondeductible expenses	9	53	22
Deferred tax benefit on other items in surplus	(258)	(5,245)	7,037
Provision to return	(569)	(498)	(2,806)
Life-owned life insurance	(808)	(798)	(829)
Dividends from certain foreign corporations	179	165	175
Prior period adjustment	—	(810)	380
Other	(13)	(140)	(3,986)

Total income tax reported	$27,567	$(9,360)	$110,281

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2012.

51

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

As of December 31, 2012 and 2011, the Company had no operating loss, capital loss or tax credit carryforwards available for tax purposes.

The Company incurred income taxes during 2012, 2011 and 2010 of $17,671, $10,274 and $112,498, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2012 and 2011 is $635 and $434, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $635. The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest expense related to income taxes for the years ending December 31, 2012, 2011 and 2010 is $34, $107 and $87, respectively. The total interest payable balance as of December 31, 2012 and 2011 is $43 and $77, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently undergoing final calculation at appeal. The examination for the years 2007 through 2008 has been completed and resulted in tax return adjustments that are currently being appealed. An examination is already in progress for the years 2009 and 2010. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

52

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

6. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31, 2012
	General Account	Separate Account Non-Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$12,653	$—	$12,653	0%
At book value less surrender charge of 5% or more	23,271	—	23,271	1
At fair value	10,303	3,251,952	3,262,255	79

Total with adjustment or at fair value	46,226	3,251,952	3,298,179	80
At book value without adjustment (minimal or no charge or adjustment)	356,324	—	356,324	9
Not subject to discretionary withdrawal	460,643	17,530	478,173	11

Total annuity reserves and deposit liabilities	863,193	3,269,482	4,132,676	100%

Less reinsurance ceded	359,372	—	359,372

Net annuity reserves and deposit liabilities	$503,822	$3,269,482	$3,773,304

53

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

	December 31, 2011
	General Account	Separate Account Non-Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$18,415	$—	$18,415	0%
At book value less surrender charge of 5% or more	37,408	—	37,408	1
At fair value	8,955	3,422,864	3,431,819	78

Total with adjustment or at fair value	64,778	3,422,864	3,487,642	79
At book value without adjustment (minimal or no charge or adjustment)	383,129	—	383,129	9
Not subject to discretionary withdrawal	516,822	10,810	527,632	12

Total annuity reserves and deposit liabilities	964,729	3,433,674	4,398,403	100%

Less reinsurance ceded	403,846	—	403,846

Net annuity reserves and deposit liabilities	$560,883	$3,433,674	$3,944,557

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2012	$—	$—	$—	$305,221	$305,221

Reserves for accounts with assets at fair value at December 31, 2012	$—	$—	$—	$6,184,833	$6,184,833

Reserves for separate accounts by withdrawal characteristics as of December 31, 2012:
Subject to discretionary withdrawal:	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At book value without fair value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	6,167,304	6,167,304
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	6,167,304	6,167,304
Not subject to discretionary withdrawal	—	—	—	17,530	17,530

Total separate account liabilities at December 31, 2012	$—	$—	$—	$6,184,833	$6,184,834

54

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2011	$—	$—	$—	$349,011	$349,011

Reserves for accounts with assets at fair value at December 31, 2011	$—	$—	$—	$6,130,295	$6,130,295

Reserves for separate accounts by withdrawal characteristics as of December 31, 2011:
Subject to discretionary withdrawal:	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At book value without fair value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	6,119,486	6,119,486
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	6,119,486	6,119,486
Not subject to discretionary withdrawal	—	—	—	10,809	10,809

Total separate account liabilities at December 31, 2011	$—	$—	$—	$6,130,295	$6,130,295

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2010	$—	$—	$—	$378,162	$378,162

Reserves for accounts with assets at fair value at December 31, 2010	$—	$—	$—	$6,897,592	$6,897,592

Reserves for separate accounts by withdrawal characteristics as of December 31, 2010:
Subject to discretionary withdrawal:	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At book value without fair value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	6,895,152	6,895,152
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	6,895,152	6,895,152
Not subject to discretionary withdrawal	—	—	—	2,440	2,440

Total separate account liabilities at December 31, 2010	$—	$—	$—	$6,897,592	$6,897,592

55

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2012	2011	2010
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$305,223	$349,322	$378,310
Transfers from separate accounts	619,557	604,330	619,378

Net transfers from separate accounts	(314,334)	(255,008)	(241,068)
Miscellaneous reconciling adjustments	206,848	192,445	49,884

Net transfers as reported in the statement of operations of the Company	$(107,485)	$(62,563)	$(191,184)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2012 and 2011, the Company’s separate account statement included legally insulated assets of $6,477,236 and $6,517,738, respectively. The assets legally insulated from general account claims at December 31, 2012 and 2011 are attributed to the following products:

Product	2012	2011
Variable annuities	$3,285,826	$3,459,146
Variable universal life	502,202	453,301
WRL asset accumulator	19,390	27,187
Variable life	2,669,818	2,578,104

Total separate account assets	$6,477,237	$6,517,738

The Company does not participate in securities lending transactions within the separate account.

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43) which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA). The Company reported a decrease in reserves and an increase in net income of $11,412 at December 31, 2009, related to the adoption of AG 43 and changes in the underlying assumptions.

56

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2012 and 2011, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2012
Minimum guaranteed death benefit	$1,944,966	$115,540	$72,996
Minimum guaranteed income benefit	888,320	335,636	296,170
Minimum guaranteed withdrawal benefit	493,265	1,294	—

December 31, 2011
Minimum guaranteed death benefit	$2,038,959	$127,506	$81,247
Minimum guaranteed income benefit	926,410	361,297	318,890
Minimum guaranteed withdrawal benefit	818,766	10,641	—

The Company offers variable and separate account annuities with minimum guaranteed benefits. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2012 and 2011, the general account of the Company had a maximum guarantee for separate account liabilities of $560,717 and $777,659, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $10,487, $11,446 and $12,167 to the general account in 2012, 2011 and 2010, respectively. During the years ended December 31, 2012, 2011 and 2010, the general account of the Company had paid $12,243, $12,975 and $20,835, respectively, toward separate account guarantees.

57

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2012 and 2011, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2012
Ordinary direct renewal business	$1,631	$1,103	$2,734
Ordinary new business	1	—	1

	$1,631	$1,103	$2,735

December 31, 2011
Ordinary direct renewal business	$2,010	$1,049	$3,059
Ordinary new business	2	—	2

	$2,012	$1,049	$3,061

At December 31, 2012 and 2011, the Company had insurance in force aggregating $3,228,205 and $3,678,555 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Ohio Department of Insurance. The Company established policy reserves of $22,152 and $23,412 to cover these deficiencies at December 31, 2012 and 2011, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

7. Capital and Surplus

The Company is subject to limitations, imposed by the Ohio Department of Insurance, on the payment of dividends to its parent company, Aegon. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) net income for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2012, without the prior approval of insurance regulatory authorities, is $129,996

On December 21, 2012, the Company paid common stock dividends of $27,000 to its parent company, Aegon. The Company received dividends of $11,550, $2,200 and $175, from its subsidiaries, Transamerica Asset Management, Inc., Transamerica Fund Services, Inc, and Intersecurities Insurance Agency, Inc., respectively, during 2012.

58

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

On May 16, 2011, the Company paid common stock dividends of $250,000 to its parent company, Aegon. The amount consisted of $23,100 ordinary cash dividend and $226,900 extraordinary cash dividend. The Company received dividends of $11,165 and $7,502 from its subsidiaries, Transamerica Asset Management, Inc. and Transamerica Fund Services, Inc., respectively, during 2011. The Company made a capital contribution of $597 to Transamerica Asset Management, Inc. during 2011.

On December 23, 2010, the Company paid a common stock dividend of $100,000 to its parent company. The entire amount was considered an extraordinary dividend. The Company received approval from the Ohio Department of Insurance to make these dividend payments.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2012, the Company meets the minimum RBC requirements.

8. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned government/other domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government/other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2012 and 2011, respectively, securities in the amount of $81,764 and $86,663 were on loan under securities lending agreements. The collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral had a fair value of $84,804 and $89,423 at December 31, 2012 and 2011, respectively.

59

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$84,932
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	84,932
Securities received	—

Total collateral received	$84,932

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$6,227	$6,228
30 days or less	37,001	37,001
31 to 60 days	15,777	15,765
61 to 90 days	14,494	14,494
91 to 120 days	5,927	5,927
121 to 180 days	—	—
181 to 365 days	—	—
1 to 2 years	—	—
2-3 years	5,473	5,389
Greater than 3 years	—	—

Total	84,899	84,804
Securities received	—	—

Total collateral reinvested	$84,899	$84,804

For securities lending, the Company’s sources of cash that it uses to return the cash collateral are dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $84,863 (fair value of $84,804) that are currently tradable securities that could be sold and used to pay for the $84,932 in collateral calls that could come due under a worst-case scenario.

60

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

9. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit plan sponsored by Aegon. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from Aegon. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation during the highest five consecutive years of employment. Pension expenses were $627, $1,255 and $1,442 for the years ended December 31, 2012, 2011 and 2010, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by Aegon which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $280, $532 and $702 for the years ended December 31, 2012, 2011 and 2010, respectively.

Aegon sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, Aegon has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for 2012, 2011 and 2010 was insignificant. Aegon also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of Aegon and the Company.

In addition to pension benefits, the Company participates in plans sponsored by Aegon that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $110, $210 and $192 for the years ended 2012, 2011 and 2010, respectively.

61

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

10. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Cost Sharing agreement between Aegon companies, providing for needed services. The Company is also party to a Management and Administrative and Advisory agreement with Aegon USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations by administering the day-to-day real estate and mortgage loan operations of the Company. Aegon USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The Company provides office space, marketing and administrative services to certain affiliates. The net amount received by the Company as a result of being a party to these agreements was $44,117, $33,717, and $18,600 during 2012, 2011 and 2010, respectively. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the Aegon/Transamerica Series Trust. The Company received $23,814, $24,411, and $23,672 from this agreement during 2012, 2011 and 2010, respectively.

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. At December 31, 2012, and 2011, the Company reported a net amount of $15,332 and $24,665, respectively, due to affiliates. Terms of settlement require that these amounts are settled within 90 days. During 2012, 2011 and 2010, the Company paid net interest of $12, $39, and $38, respectively, to affiliates.

At December 31, 2009 the Company had a short-term intercompany note receivable of $27,000 from Aegon due by September 29, 2010 at .25% interest. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, this note was reported on the balance sheet as a short-term investment. The note was repaid prior to its due date.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2012 and 2011, the cash surrender value of these policies was $75,295 and $73,446, respectively.

11. Commitments and Contingencies

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

62

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $1,624 and $1,664 with no offsetting premium tax benefit at December 31, 2012 and 2011, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $60, $(1,824), and $95 for 2012, 2011 and 2010, respectively.

The Company had no contingent commitments or LIHTC commitments as of December 31, 2012. The Company had contingent commitments of $392 as of December 31, 2011, to provide additional funding for various joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $384.

The Company is required by the Commodity Futures Trading Commission (CFTC) to maintain assets on deposit with brokers for futures trading activity done on behalf of the Company. The broker has a secured interest with priority in the pledged assets, however, the Company has the right to recall and substitute the pledged assets. At December 31, 2012 and 2011, respectively, the Company pledged assets in the amount of $14,125 and $17,084 to satisfy the requirements of futures trading accounts.

12. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

At December 31, 2012 and December 31, 2011, the Company had dollar repurchase agreements outstanding in the amount of $25,986 and $4,977, respectively.

63

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands)

The contractual maturities of the dollar repurchase agreement positions are as follows:

Fair Value
Open	$25,986
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Sub-Total	25,986
Securities received	—

Total collateral received	$25,986

13. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2012 through the date the financial statements are issued.

64

Statutory-Basis Financial

Statement Schedules

Western Reserve Life Assurance Co. of Ohio

Summary of Investments—Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2012

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$82,897	$91,086	$82,897
States, municipalities and political subdivisions	60,102	64,335	60,102
Foreign governments	15,301	16,369	15,301
Hybrid securities	19,055	18,681	19,055
All other corporate bonds	944,359	1,015,002	938,874

Total fixed maturities	1,121,714	1,205,473	1,116,229
Equities:
Industrial, miscellaneous and all other	118	117	117

Total equity securities	118	117	117
Mortgage loans on real estate	50,714		50,714
Real estate	35,209		35,209
Cash, cash equivalents and short-term investments	184,234		184,234
Policy loans	411,101		411,101
Securities lending reinvested collateral assets	84,899		84,899
Other invested assets	3,293		3,293

Total investments	$1,891,282		$1,885,796

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.
(2)	Corporate bonds of $1,801 are held at fair value rather than amortized cost due to having and NAIC 6 rating.

65

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III

	Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2012
Individual life	$1,269,626	$24,833	$458,257	$57,260	$301,009	$358,243
Group life and health	32,078	313	12,904	1,296	9,674	9,421
Annuity	481,279	1,193	13,547	23,173	243,747	(210,941)

	$1,782,983	$26,339	$484,708	$81,729	$554,430	$156,723

Year ended December 31, 2011
Individual life	$1,182,368	$27,384	$447,724	$54,583	$248,384	$428,545
Group life and health	24,599	313	10,631	1,016	8,035	7,554
Annuity	540,352	1,617	22,244	24,432	341,509	(222,539)

	$1,747,319	$29,314	$480,599	$80,031	$597,928	$213,560

Year ended December 31, 2010
Individual life	$1,121,254	$17,912	$480,607	$42,619	$298,390	$410,754
Group life and health	19,215	104	5,123	701	3,173	4,847
Annuity	521,268	561	40,279	21,167	407,345	(357,116)

	$1,661,737	$18,577	$526,009	$64,487	$708,908	$58,485

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

66

Western Reserve Life Assurance Co. of Ohio

Reinsurance

(Dollars in Thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2012
Life insurance in force	$119,611,140	$63,828,956	$—	$55,782,184	0%

Premiums:
Individual life	$633,538	$175,282	$—	$458,256	0%
Group life and health	26,038	13,133	—	12,905	0%
Annuity	24,587	11,040	—	13,547	0%

	$684,163	$199,455	$—	$484,708	0%

Year ended December 31, 2011
Life insurance in force	$115,294,179	$64,174,427	$—	$51,119,752	0%

Premiums:
Individual life	$612,636	$165,675	$763	$447,724	0%
Group life and health	23,890	13,259	—	10,631	0%
Annuity	33,760	11,516	—	22,244	0%

	$670,286	$190,450	$763	$480,599	0%

Year ended December 31, 2010
Life insurance in force	$108,965,895	$63,468,227	$16,201,258	$61,698,926	26%

Premiums:
Individual life	$577,919	$100,619	$3,307	$480,607	1%
Group life	16,834	11,711	—	5,123	0%
Annuity	58,368	18,089	—	40,279	0%

	$653,121	$130,419	$3,307	$526,009	1%

67

FINANCIAL STATEMENTS

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Years Ended December 31, 2012 and 2011

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Financial Statements

Years Ended December 31, 2012 and 2011

The Board of Directors and Contract Owners

Of Separate Account VA U

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statements of assets and liabilities of the subaccounts of Western Reserve Life Assurance Co. of Ohio Separate Account VA U (the Separate Account), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2012, the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Western Reserve Life Assurance Co. of Ohio Separate Account VA U, at December 31, 2012, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa

April 22, 2013

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA JPMorgan Core Bond	TA Asset Allocation - Conservative	TA Asset Allocation - Growth	TA Asset Allocation - Moderate
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	816,449.262	7,736,066.353	6,446,423.853	14,251,593.958

Cost	$11,308,714	$74,735,480	$51,718,825	$140,537,399

Investments in mutual funds, Level 1 quoted prices at net asset value	$11,511,935	$81,924,943	$57,759,958	$154,202,247
Receivable for units sold	29	89	44	20

Total assets	11,511,964	81,925,032	57,760,002	154,202,267

Liabilities
Payable for units redeemed	—	—	—	—

Total net assets	$11,511,964	$81,925,032	$57,760,002	$154,202,267

Net Assets:
Deferred annuity contracts terminable by owners	$11,511,964	$81,925,032	$57,760,002	$154,202,267

Total net assets	$11,511,964	$81,925,032	$57,760,002	$154,202,267

Accumulation units outstanding:
M&E - 1.25%	1,951,440	10,257,282	10,238,734	22,836,776

M&E - 1.30%	1,639,167	22,675,849	9,268,288	35,443,211

M&E - 1.40%	—	34,619	3,316	121,629

M&E - 1.45%	—	—	—	—

M&E - 1.50%	3,847,377	26,313,349	23,918,415	46,563,305

M&E - 1.55%	126,201	953,578	822,685	2,382,147

M&E - 1.65%	366,837	247,523	439,748	1,759,038

M&E - 1.75%	90,914	349,087	91,603	2,313,059

M&E - 1.80%	—	11,719	—	2,493

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	4,903

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

2

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA JPMorgan Core Bond	TA Asset Allocation - Conservative	TA Asset Allocation - Growth	TA Asset Allocation - Moderate
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E - 1.25%	$1.455279	$1.362798	$1.307466	$1.401568

M&E - 1.30%	$1.448851	$1.356745	$1.301656	$1.395429

M&E - 1.40%	$1.391270	$1.291472	$1.193866	$1.308453

M&E - 1.45%	$1.386036	$1.286625	$1.189401	$1.303526

M&E - 1.50%	$1.423424	$1.332971	$1.278853	$1.370925

M&E - 1.55%	$1.417154	$1.327083	$1.273201	$1.364874

M&E - 1.65%	$1.404674	$1.315400	$1.261996	$1.352847

M&E - 1.75%	$1.392364	$1.303864	$1.250875	$1.340971

M&E - 1.80%	$1.386196	$1.298110	$1.245402	$1.335089

M&E - 1.90%	$1.350657	$1.262357	$1.186156	$1.288719

M&E - 1.95%	$1.345592	$1.257595	$1.181707	$1.283875

M&E - 2.00%	$1.362028	$1.275420	$1.223651	$1.311755

M&E - 2.05%	$1.356035	$1.269876	$1.218268	$1.305998

M&E - 2.15%	$1.344136	$1.258742	$1.207599	$1.294563

See accompanying notes.

3

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Moderate Growth	TA International Moderate Growth	TA Clarion Global Real Estate Securities	TA JPMorgan Tactical Allocation
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	26,828,979.561	2,697,742.910	633,733.124	494,273.804

Cost	$281,401,132	$23,787,846	$7,315,531	$6,261,811

Investments in mutual funds, Level 1 quoted prices at net asset value	$290,289,559	$24,225,731	$7,851,953	$6,598,555
Receivable for units sold	30	—	—	17

Total assets	290,289,589	24,225,731	7,851,953	6,598,572

Liabilities
Payable for units redeemed	—	12	6	—

Total net assets	$290,289,589	$24,225,719	$7,851,947	$6,598,572

Net Assets:
Deferred annuity contracts terminable by owners	$290,289,589	$24,225,719	$7,851,947	$6,598,572

Total net assets	$290,289,589	$24,225,719	$7,851,947	$6,598,572

Accumulation units outstanding:
M&E - 1.25%	46,154,269	4,529,489	796,458	1,579,756

M&E - 1.30%	52,153,259	12,078,200	1,468,372	2,116,366

M&E - 1.40%	36,766	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	107,754,562	7,691,863	1,785,134	1,899,976

M&E - 1.55%	2,697,431	227,978	69,104	100,554

M&E - 1.65%	2,248,614	63,669	155,373	236,036

M&E - 1.75%	2,391,676	230,543	23,327	42,205

M&E - 1.80%	—	35,808	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	9,899	743	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

4

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Moderate Growth	TA International Moderate Growth	TA Clarion Global Real Estate Securities	TA JPMorgan Tactical Allocation
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E - 1.25%	$1.378382	$0.981688	$1.850162	$1.116248

M&E - 1.30%	$1.372306	$0.978437	$1.841948	$1.111347

M&E - 1.40%	$1.265098	$0.972012	$1.404535	$1.050397

M&E - 1.45%	$1.260355	$0.968818	$1.399294	$1.046486

M&E - 1.50%	$1.348206	$0.965634	$1.809635	$1.091838

M&E - 1.55%	$1.342286	$0.962486	$1.801656	$1.087013

M&E - 1.65%	$1.330475	$0.956156	$1.785824	$1.077428

M&E - 1.75%	$1.318768	$0.949894	$1.770160	$1.067972

M&E - 1.80%	$1.312969	$0.946795	$1.762342	$1.063268

M&E - 1.90%	$1.252260	$0.940599	$1.395645	$1.016560

M&E - 1.95%	$1.247537	$0.937530	$1.390421	$1.012724

M&E - 2.00%	$1.290018	$0.934481	$1.731568	$1.044709

M&E - 2.05%	$1.284382	$0.931412	$1.723955	$1.040093

M&E - 2.15%	$1.273149	$0.925351	$1.708885	$1.031007

See accompanying notes.

5

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA JPMorgan Enhanced Index	TA BlackRock Large Cap Value	TA AEGON High Yield Bond	TA MFS International Equity
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	307,281.740	784,851.102	1,232,481.071	536,324.505

Cost	$3,952,987	$11,008,313	$9,870,263	$3,632,816

Investments in mutual funds, Level 1 quoted prices at net asset value	$4,139,085	$11,859,100	$10,217,268	$3,952,712
Receivable for units sold	—	—	7	—

Total assets	4,139,085	11,859,100	10,217,275	3,952,712

Liabilities
Payable for units redeemed	1	10	—	6

Total net assets	$4,139,084	$11,859,090	$10,217,275	$3,952,706

Net Assets:
Deferred annuity contracts terminable by owners	$4,139,084	$11,859,090	$10,217,275	$3,952,706

Total net assets	$4,139,084	$11,859,090	$10,217,275	$3,952,706

Accumulation units outstanding:
M&E - 1.25%	422,921	2,181,404	1,273,570	844,244

M&E - 1.30%	1,705,681	3,149,443	1,567,013	1,565,709

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	942,499	2,825,457	2,939,254	1,554,927

M&E - 1.55%	75,626	156,815	128,346	49,449

M&E - 1.65%	23,824	285,066	317,532	73,988

M&E - 1.75%	28,641	76,549	37,318	552

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

6

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA JPMorgan Enhanced Index	TA BlackRock Large Cap Value	TA AEGON High Yield Bond	TA MFS International Equity
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E - 1.25%	$1.306956	$1.381944	$1.654386	$0.973474

M&E - 1.30%	$1.301190	$1.375808	$1.647103	$0.970751

M&E - 1.40%	$1.221720	$1.152641	$1.568339	$1.532426

M&E - 1.45%	$1.217149	$1.148309	$1.562482	$1.529649

M&E - 1.50%	$1.278316	$1.351642	$1.618221	$0.959949

M&E - 1.55%	$1.272724	$1.345710	$1.611066	$0.957301

M&E - 1.65%	$1.261506	$1.333880	$1.596885	$0.951928

M&E - 1.75%	$1.250425	$1.322123	$1.582860	$0.946659

M&E - 1.80%	$1.244932	$1.316328	$1.575912	$0.944035

M&E - 1.90%	$1.206427	$1.146466	$1.530509	$0.938775

M&E - 1.95%	$1.201930	$1.142141	$1.524749	$0.936169

M&E - 2.00%	$1.223200	$1.293346	$1.548405	$0.933543

M&E - 2.05%	$1.217807	$1.287646	$1.541578	$0.930970

M&E - 2.15%	$1.207170	$1.276367	$1.528105	$0.925788

See accompanying notes.

7

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Total Return	TA Morgan Stanley Capital Growth	TA T.Rowe Price Small Cap	TA Third Avenue Value
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,190,787.267	233,262.470	423,749.783	786,728.188

Cost	$26,029,389	$2,734,703	$4,243,271	$8,670,499

Investments in mutual funds, Level 1 quoted prices at net asset value	$26,311,355	$2,388,608	$4,250,210	$9,188,985
Receivable for units sold	2	—	—	8

Total assets	26,311,357	2,388,608	4,250,210	9,188,993

Liabilities
Payable for units redeemed	—	5	11	—

Total net assets	$26,311,357	$2,388,603	$4,250,199	$9,188,993

Net Assets:
Deferred annuity contracts terminable by owners	$26,311,357	$2,388,603	$4,250,199	$9,188,993

Total net assets	$26,311,357	$2,388,603	$4,250,199	$9,188,993

Accumulation units outstanding:
M&E - 1.25%	4,211,713	514,894	562,194	1,687,238

M&E - 1.30%	7,631,787	440,268	764,293	2,319,501

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	5,570,896	710,656	1,155,998	2,244,271

M&E - 1.55%	228,883	104,422	59,264	161,297

M&E - 1.65%	461,777	105,796	70,914	254,827

M&E - 1.75%	194,693	—	15,741	28,666

M&E - 1.80%	2,770	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	4,547	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

8

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Total Return	TA Morgan Stanley Capital Growth	TA T.Rowe Price Small Cap	TA Third Avenue Value
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E - 1.25%	$1.452362	$1.289660	$1.635162	$1.387628

M&E - 1.30%	$1.445964	$1.283968	$1.627922	$1.381502

M&E - 1.40%	$1.392184	$1.286752	$1.565199	$1.141958

M&E - 1.45%	$1.386992	$1.281960	$1.559370	$1.137724

M&E - 1.50%	$1.420548	$1.261426	$1.599346	$1.357246

M&E - 1.55%	$1.414294	$1.255865	$1.592269	$1.351250

M&E - 1.65%	$1.401848	$1.244801	$1.578307	$1.339353

M&E - 1.75%	$1.389528	$1.233881	$1.564329	$1.327577

M&E - 1.80%	$1.383413	$1.228446	$1.557496	$1.321767

M&E - 1.90%	$1.351066	$1.269219	$1.598751	$1.140381

M&E - 1.95%	$1.345983	$1.264416	$1.592773	$1.136087

M&E - 2.00%	$1.359264	$1.206967	$1.530359	$1.298645

M&E - 2.05%	$1.353286	$1.201692	$1.523563	$1.292975

M&E - 2.15%	$1.341426	$1.191192	$1.510310	$1.281658

See accompanying notes.

9

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced	TA AllianceBernstein Dynamic Allocation	TA WMC Diversified Growth	TA AEGON Money Market
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,331,163.333	187,582.463	613,121.251	18,909,595.570

Cost	$16,178,410	$1,544,411	$13,102,054	$18,909,596

Investments in mutual funds, Level 1 quoted prices at net asset value	$15,894,090	$1,607,582	$14,708,779	$18,909,596
Receivable for units sold	—	10	27	48

Total assets	15,894,090	1,607,592	14,708,806	18,909,644

Liabilities
Payable for units redeemed	29	—	—	—

Total net assets	$15,894,061	$1,607,592	$14,708,806	$18,909,644

Net Assets:
Deferred annuity contracts terminable by owners	$15,894,061	$1,607,592	$14,708,806	$18,909,644

Total net assets	$15,894,061	$1,607,592	$14,708,806	$18,909,644

Accumulation units outstanding:
M&E - 1.25%	2,447,210	230,561	2,308,819	4,956,942

M&E - 1.30%	3,526,864	680,356	2,847,035	4,869,664

M&E - 1.40%	—	—	19,992	36,942

M&E - 1.45%	—	—	—	17,623

M&E - 1.50%	3,695,937	337,810	5,341,440	6,351,476

M&E - 1.55%	114,300	9,367	186,586	858,428

M&E - 1.65%	168,672	7,817	498,934	153,386

M&E - 1.75%	113,929	—	42,772	1,277,293

M&E - 1.80%	11,413	—	—	3,979

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

10

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced	TA AllianceBernstein Dynamic Allocation	TA WMC Diversified Growth	TA AEGON Money Market
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E - 1.25%	$1.594619	$1.280942	$1.326303	$1.034383

M&E - 1.30%	$1.587537	$1.275309	$1.320492	$1.029760

M&E - 1.40%	$1.490937	$1.254808	$1.184613	$1.024227

M&E - 1.45%	$1.485358	$1.250116	$1.180188	$1.020403

M&E - 1.50%	$1.559660	$1.252913	$1.297296	$1.011749

M&E - 1.55%	$1.552856	$1.247357	$1.291556	$1.007253

M&E - 1.65%	$1.539184	$1.236380	$1.280233	$0.998420

M&E - 1.75%	$1.525646	$1.225508	$1.268971	$0.989626

M&E - 1.80%	$1.518917	$1.220127	$1.263392	$0.985282

M&E - 1.90%	$1.469687	$1.242558	$1.201224	$0.987072

M&E - 1.95%	$1.464148	$1.237857	$1.196749	$0.983353

M&E - 2.00%	$1.492410	$1.198839	$1.241306	$0.968071

M&E - 2.05%	$1.485846	$1.193567	$1.235868	$0.963809

M&E - 2.15%	$1.472806	$1.183134	$1.225013	$0.955372

See accompanying notes.

11

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA Systematic Small/Mid Cap Value	TA AEGON U.S. Government Securities - PAM Fund	TA AEGON U.S. Government Securities	TA Morgan Stanley Mid-Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	670,062.015	6,450,317.077	761,373.231	259,988.850

Cost	$12,852,317	$87,200,452	$10,130,487	$7,311,500

Investments in mutual funds, Level 1 quoted prices at net asset value	$11,538,468	$86,885,771	$10,255,697	$7,147,093
Receivable for units sold	—	77	—	—

Total assets	11,538,468	86,885,848	10,255,697	7,147,093

Liabilities
Payable for units redeemed	10	—	15	27

Total net assets	$11,538,458	$86,885,848	$10,255,682	$7,147,066

Net Assets:
Deferred annuity contracts terminable by owners	$11,538,458	$86,885,848	$10,255,682	$7,147,066

Total net assets	$11,538,458	$86,885,848	$10,255,682	$7,147,066

Accumulation units outstanding:
M&E - 1.25%	1,238,405	10,607,979	1,216,064	1,088,609

M&E - 1.30%	2,236,742	20,238,857	3,417,822	1,738,860

M&E - 1.40%	—	16,548	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	1,736,987	34,901,995	2,772,629	1,558,975

M&E - 1.55%	125,788	170,610	110,569	94,053

M&E - 1.65%	239,708	—	181,587	154,804

M&E - 1.75%	4,528	242,176	88,475	19,994

M&E - 1.80%	—	—	11,071	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	4,027

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

12

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA Systematic Small/Mid Cap Value	TA AEGON U.S. Government Securities - PAM Fund	TA AEGON U.S. Government Securities	TA Morgan Stanley Mid-Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E - 1.25%	$2.088615	$1.330409	$1.330409	$1.550846

M&E - 1.30%	$2.079708	$1.324493	$1.324493	$1.543985

M&E - 1.40%	$1.819701	$1.292287	$1.292287	$1.524411

M&E - 1.45%	$1.812915	$1.287458	$1.287458	$1.518752

M&E - 1.50%	$2.044441	$1.301244	$1.301244	$1.516863

M&E - 1.55%	$2.035749	$1.295531	$1.295531	$1.510191

M&E - 1.65%	$2.018439	$1.152499	$1.284140	$1.496910

M&E - 1.75%	$2.001254	$1.272820	$1.272820	$1.483743

M&E - 1.80%	$1.992795	$1.267234	$1.267234	$1.477247

M&E - 1.90%	$1.833753	$1.253907	$1.253907	$1.542177

M&E - 1.95%	$1.826897	$1.249184	$1.249184	$1.536329

M&E - 2.00%	$1.959151	$1.245116	$1.245116	$1.451419

M&E - 2.05%	$1.950865	$—	$1.239638	$1.445045

M&E - 2.15%	$1.934372	$1.228820	$1.228820	$1.432400

See accompanying notes.

13

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced	TA Vanguard ETF Index - Growth	TA Efficient Markets	TA Janus Balanced
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	101,702.782	234,567.422	57,174.952	86,252.036

Cost	$983,923	$2,113,762	$776,274	$910,528

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,095,339	$2,247,156	$780,438	$915,997
Receivable for units sold	1	3	—	6

Total assets	1,095,340	2,247,159	780,438	916,003

Liabilities
Payable for units redeemed	—	—	5	—

Total net assets	$1,095,340	$2,247,159	$780,433	$916,003

Net Assets:
Deferred annuity contracts terminable by owners	$1,095,340	$2,247,159	$780,433	$916,003

Total net assets	$1,095,340	$2,247,159	$780,433	$916,003

Accumulation units outstanding:
M&E - 1.25%	289,436	784,805	197,899	313,521

M&E - 1.30%	406,692	776,488	233,585	431,342

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	282,214	519,838	89,306	179,276

M&E - 1.55%	—	—	—	6,711

M&E - 1.65%	—	35,261	—	3,333

M&E - 1.75%	16,777	20,330	1,507	—

M&E - 1.80%	—	—	23,680	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

14

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced	TA Vanguard ETF Index - Growth	TA Efficient Markets	TA Janus Balanced
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E - 1.25%	$1.105780	$1.056043	$1.434500	$0.982791

M&E - 1.30%	$1.103217	$1.053646	$1.431601	$0.981275

M&E - 1.40%	$1.335351	$1.431522	$1.393510	$0.978247

M&E - 1.45%	$1.332948	$1.428950	$1.390975	$0.976752

M&E - 1.50%	$1.093104	$1.043955	$1.419962	$0.975267

M&E - 1.55%	$1.090599	$1.041556	$1.417030	$0.973748

M&E - 1.65%	$1.085619	$1.036789	$1.411298	$0.970775

M&E - 1.75%	$1.080606	$1.032001	$1.405544	$0.967796

M&E - 1.80%	$1.078133	$1.029644	$1.402676	$0.966310

M&E - 1.90%	$1.073216	$1.024959	$1.396995	$0.963352

M&E - 1.95%	$1.070743	$1.022629	$1.394176	$0.961881

M&E - 2.00%	$1.068293	$1.020265	$1.391323	$0.960410

M&E - 2.05%	$1.065864	$1.017919	$1.388511	$0.958953

M&E - 2.15%	$1.060992	$1.013286	$1.382909	$0.956003

See accompanying notes.

15

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical- Growth	TA PIMCO Tactical- Conservative	TA PIMCO Tactical- Balanced	TA Hanlon Income
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	49,930.192	82,983.730	95,078.866	701,839.502

Cost	$560,521	$909,563	$1,031,480	$7,857,557

Investments in mutual funds, Level 1 quoted prices at net asset value	$489,815	$841,455	$984,066	$7,916,750
Receivable for units sold	—	—	6	28

Total assets	489,815	841,455	984,072	7,916,778

Liabilities
Payable for units redeemed	5	3	—	—

Total net assets	$489,810	$841,452	$984,072	$7,916,778

Net Assets:
Deferred annuity contracts terminable by owners	$489,810	$841,452	$984,072	$7,916,778

Total net assets	$489,810	$841,452	$984,072	$7,916,778

Accumulation units outstanding:
M&E - 1.25%	85,138	200,887	42,119	1,411,159

M&E - 1.30%	295,357	416,341	403,142	2,706,518

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	183,293	277,322	622,393	3,079,103

M&E - 1.55%	—	—	—	512,281

M&E - 1.65%	—	37,355	227	—

M&E - 1.75%	1,267	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

16

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical- Growth	TA PIMCO Tactical- Conservative	TA PIMCO Tactical- Balanced	TA Hanlon Income
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E - 1.25%	$0.869734	$0.906072	$0.926172	$1.031280

M&E - 1.30%	$0.868392	$0.904680	$0.924764	$1.029727

M&E - 1.40%	$0.865751	$0.901896	$0.921928	$1.026531

M&E - 1.45%	$0.864397	$0.900521	$0.920507	$1.024964

M&E - 1.50%	$0.863059	$0.899120	$0.919103	$1.023367

M&E - 1.55%	$0.861741	$0.897748	$0.917670	$1.021803

M&E - 1.65%	$0.859112	$0.895001	$0.914867	$1.018659

M&E - 1.75%	$0.856484	$0.892250	$0.912062	$1.015555

M&E - 1.80%	$0.855161	$0.890882	$0.910655	$1.014015

M&E - 1.90%	$0.852535	$0.888152	$0.907874	$1.010902

M&E - 1.95%	$0.851234	$0.886809	$0.906509	$1.009343

M&E - 2.00%	$0.849935	$0.885453	$0.905090	$1.007808

M&E - 2.05%	$0.848611	$0.884088	$0.903720	$1.006240

M&E - 2.15%	$0.846045	$0.881399	$0.900943	$1.003216

See accompanying notes.

17

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Conservative	TA Vanguard ETF Index - Aggressive Growth	TA Jennison Growth	TA AEGON Tactical Vanguard ETF-Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	257,739.024	8,751.156	351,568.789	229,831.784

Cost	$2,947,930	$106,899	$2,978,272	$2,175,012

Investments in mutual funds, Level 1 quoted prices at net asset value	$3,012,969	$111,140	$2,910,990	$2,353,477
Receivable for units sold	—	—	—	—

Total assets	3,012,969	111,140	2,910,990	2,353,477

Liabilities
Payable for units redeemed	1	1	18	9

Total net assets	$3,012,968	$111,139	$2,910,972	$2,353,468

Net Assets:
Deferred annuity contracts terminable by owners	$3,012,968	$111,139	$2,910,972	$2,353,468

Total net assets	$3,012,968	$111,139	$2,910,972	$2,353,468

Accumulation units outstanding:
M&E - 1.25%	135,531	4,321	502,931	563,451

M&E - 1.30%	2,140,161	30,062	797,245	1,094,151

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	328,477	53,957	1,030,318	369,874

M&E - 1.55%	—	—	27,937	108,741

M&E - 1.65%	3,756	—	128,709	38,257

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

18

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Conservative	TA Vanguard ETF Index - Aggressive Growth	TA Jennison Growth	TA AEGON Tactical Vanguard ETF-Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E - 1.25%	$1.157932	$1.264668	$1.174851	$1.083331

M&E - 1.30%	$1.156129	$1.262709	$1.173295	$1.082770

M&E - 1.40%	$1.152583	$1.258834	$1.170208	$1.081630

M&E - 1.45%	$1.150791	$1.256917	$1.168672	$1.081058

M&E - 1.50%	$1.149041	$1.254972	$1.167123	$1.080491

M&E - 1.55%	$1.147291	$1.253052	$1.165603	$1.079930

M&E - 1.65%	$1.143767	$1.249196	$1.162524	$1.078799

M&E - 1.75%	$1.140253	$1.245360	$1.159467	$1.077677

M&E - 1.80%	$1.138517	$1.243479	$1.157942	$1.077111

M&E - 1.90%	$1.135030	$1.239661	$1.154899	$1.075994

M&E - 1.95%	$1.133279	$1.237766	$1.153388	$1.075424

M&E - 2.00%	$1.131562	$1.235883	$1.151887	$1.074864

M&E - 2.05%	$1.129832	$1.233988	$1.150374	$1.074298

M&E - 2.15%	$1.126394	$1.230226	$1.147335	$1.073184

See accompanying notes.

19

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF-Balanced	TA AEGON Tactical Vanguard ETF-Conservative	TA Legg Mason Dynamic Allocation- Balanced	TA Legg Mason Dynamic Allocation- Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	15,459.470	321,225.821	5,253	722

Cost	$159,599	$3,277,817	$53,582	$7,261

Investments in mutual funds, Level 1 quoted prices at net asset value	$162,015	$3,366,447	$53,529	$7,326
Receivable for units sold	—	3	—	—

Total assets	162,015	3,366,450	53,529	7,326

Liabilities
Payable for units redeemed	1	—	—	—

Total net assets	$162,014	$3,366,450	$53,529	$7,326

Net Assets:
Deferred annuity contracts terminable by owners	$162,014	$3,366,450	$53,529	$7,326

Total net assets	$162,014	$3,366,450	$53,529	$7,326

Accumulation units outstanding:
M&E - 1.25%	72,732	156,365	—	7,285

M&E - 1.30%	45,118	2,801,707	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	31,079	209,851	—	—

M&E - 1.55%	9,781	9,346	—	—

M&E - 1.65%	—	—	53,109	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

20

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF-Balanced	TA AEGON Tactical Vanguard ETF-Conservative	TA Legg Mason Dynamic Allocation- Balanced	TA Legg Mason Dynamic Allocation- Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E - 1.25%	$1.021367	$1.060225	$1.010575	$1.005610

M&E - 1.30%	$1.021034	$1.059669	$1.010238	$1.005291

M&E - 1.40%	$1.020360	$1.058557	$1.009577	$1.004616

M&E - 1.45%	$1.020022	$1.057997	$1.009242	$1.004290

M&E - 1.50%	$1.019685	$1.057458	$1.008908	$1.003956

M&E - 1.55%	$1.019352	$1.056897	$1.008581	$1.003629

M&E - 1.65%	$1.018679	$1.055788	$1.007913	$1.002962

M&E - 1.75%	$1.018010	$1.054692	$1.007249	$1.002310

M&E - 1.80%	$1.017676	$1.054133	$1.006923	$1.001982

M&E - 1.90%	$1.017003	$1.053040	$1.006254	$1.001328

M&E - 1.95%	$1.016672	$1.052484	$1.005932	$1.000988

M&E - 2.00%	$1.016339	$1.051939	$1.005607	$1.000675

M&E - 2.05%	$1.016011	$1.051397	$1.005271	$1.000348

M&E - 2.15%	$1.015345	$1.050298	$1.004616	$0.999685

See accompanying notes.

21

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA Market Participation Strategy	Fidelity - VIP Index 500	ProFund VP Bull	ProFund VP Money Market
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	—	30,753.465	26,918.831	3,362,371.830

Cost	$—	$4,148,912	$776,662	$3,362,372

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$4,417,735	$794,644	$3,362,372
Receivable for units sold	—	5	7	10

Total assets	—	4,417,740	794,651	3,362,382

Liabilities
Payable for units redeemed	—	—	—	—

Total net assets	$—	$4,417,740	$794,651	$3,362,382

Net Assets:
Deferred annuity contracts terminable by owners	$—	$4,417,740	$794,651	$3,362,382

Total net assets	$—	$4,417,740	$794,651	$3,362,382

Accumulation units outstanding:
M&E - 1.25%	—	2,088,838	164,701	1,037,556

M&E - 1.30%	—	355,962	141,369	1,334,209

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	—	675,833	590,497	1,048,579

M&E - 1.55%	—	76,330	—	884

M&E - 1.65%	—	155,385	—	101,488

M&E - 1.75%	—	8,035	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

22

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	TA Market Participation Strategy	Fidelity - VIP Index 500	ProFund VP Bull	ProFund VP Money Market
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E - 1.25%	$0.990454	$1.324155	$0.894706	$0.959950

M&E - 1.30%	$0.990317	$1.318301	$0.892248	$0.957338

M&E - 1.40%	$—	$1.237780	$—	$—

M&E - 1.45%	$—	$1.233136	$—	$—

M&E - 1.50%	$0.989747	$1.295178	$0.882573	$0.946936

M&E - 1.55%	$0.989610	$1.289467	$0.880167	$0.944378

M&E - 1.65%	$0.989330	$1.278124	$0.875370	$0.939205

M&E - 1.75%	$0.989050	$1.266871	$0.870635	$0.934140

M&E - 1.80%	$0.988910	$1.261290	$0.868267	$0.931575

M&E - 1.90%	$0.988629	$1.222693	$0.863542	$0.926557

M&E - 1.95%	$0.988494	$1.218106	$0.861215	$0.924000

M&E - 2.00%	$0.988353	$1.239253	$0.858879	$0.921520

M&E - 2.05%	$0.988214	$1.233853	$0.856555	$0.919047

M&E - 2.15%	$0.987937	$1.223024	$0.851928	$0.914054

See accompanying notes.

23

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	ProFund VP NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small- Cap	ProFund VP Japan
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	35,306.451	9,215.248	24,957.281	10,870.857

Cost	$826,333	$66,124	$712,740	$125,885

Investments in mutual funds, Level 1 quoted prices at net asset value	$801,456	$57,503	$742,729	$138,603
Receivable for units sold	2	—	—	—

Total assets	801,458	57,503	742,729	138,603

Liabilities
Payable for units redeemed	—	1	4	1

Total net assets	$801,458	$57,502	$742,725	$138,602

Net Assets:
Deferred annuity contracts terminable by owners	$801,458	$57,502	$742,725	$138,602

Total net assets	$801,458	$57,502	$742,725	$138,602

Accumulation units outstanding:
M&E - 1.25%	135,043	44,091	129,994	264,392

M&E - 1.30%	348,927	15,482	185,374	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	165,109	49,332	483,764	—

M&E - 1.55%	7,197	20,673	82	—

M&E - 1.65%	223	—	—	—

M&E - 1.75%	4,627	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

24

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	ProFund VP NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small- Cap	ProFund VP Japan
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E - 1.25%	$1.218600	$0.447384	$0.937603	$0.524228

M&E - 1.30%	$1.215279	$0.446164	$0.935042	$0.522833

M&E - 1.40%	$—	$—	$—	$0.979173

M&E - 1.45%	$—	$—	$—	$0.977425

M&E - 1.50%	$1.202066	$0.441315	$0.924904	$0.517380

M&E - 1.55%	$1.198805	$0.440113	$0.922370	$0.516011

M&E - 1.65%	$1.192288	$0.437716	$0.917362	$0.513306

M&E - 1.75%	$1.185828	$0.435347	$0.912359	$0.510623

M&E - 1.80%	$1.182612	$0.434170	$0.909895	$0.509282

M&E - 1.90%	$1.176167	$0.431824	$0.904988	$0.506604

M&E - 1.95%	$1.172994	$0.430650	$0.902495	$0.505299

M&E - 2.00%	$1.169814	$0.429480	$0.900037	$0.503989

M&E - 2.05%	$1.166634	$0.428309	$0.897622	$0.502659

M&E - 2.15%	$1.160352	$0.425997	$0.892755	$0.500045

See accompanying notes.

25

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	ProFund VP UltraSmall-Cap	ProFund VP Basic Materials	ProFund VP Pharmaceuticals	ProFund VP Telecommunications
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	23,435.966	12,270.258	14,252.615	116,722.099

Cost	$298,670	$586,772	$392,060	$919,414

Investments in mutual funds, Level 1 quoted prices at net asset value	$312,636	$580,138	$393,657	$974,630
Receivable for units sold	—	—	—	2

Total assets	312,636	580,138	393,657	974,632

Liabilities
Payable for units redeemed	3	1	3	—

Total net assets	$312,633	$580,137	$393,654	$974,632

Net Assets:
Deferred annuity contracts terminable by owners	$312,633	$580,137	$393,654	$974,632

Total net assets	$312,633	$580,137	$393,654	$974,632

Accumulation units outstanding:
M&E - 1.25%	273,655	143,541	25,748	—

M&E - 1.30%	156,914	314,455	101,215	195,892

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	43,282	134,277	184,973	604,761

M&E - 1.55%	—	6,356	136	6,542

M&E - 1.65%	—	225	20,964	332,598

M&E - 1.75%	—	—	11,467	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	35,617	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

26

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	ProFund VP UltraSmall-Cap	ProFund VP Basic Materials	ProFund VP Pharmaceuticals	ProFund VP Telecommunications
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E - 1.25%	$0.616492	$0.973102	$1.154092	$0.866807

M&E - 1.30%	$0.614892	$0.970555	$1.151089	$0.864540

M&E - 1.40%	$2.197709	$1.506290	$1.607778	$1.398434

M&E - 1.45%	$2.193739	$1.503577	$1.604908	$1.395894

M&E - 1.50%	$0.608404	$0.960393	$1.139051	$0.855513

M&E - 1.55%	$0.606831	$0.957884	$1.136054	$0.853268

M&E - 1.65%	$0.603659	$0.952850	$1.130130	$0.848808

M&E - 1.75%	$0.600486	$0.947895	$1.124209	$0.844362

M&E - 1.80%	$0.598897	$0.945417	$1.121274	$0.842139

M&E - 1.90%	$0.595797	$0.940438	$1.115420	$0.837775

M&E - 1.95%	$0.594217	$0.938008	$1.112514	$0.835583

M&E - 2.00%	$0.592666	$0.935566	$1.109598	$0.833374

M&E - 2.05%	$0.591108	$0.933103	$1.106707	$0.831226

M&E - 2.15%	$0.588046	$0.928241	$1.100952	$0.826900

See accompanying notes.

27

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	ProFund VP Asia 30	ProFund VP Oil & Gas	ProFund VP U.S. Government Plus	ProFund VP Consumer Services
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	24,880.434	32,765.805	77,026.687	2,821.683

Cost	$1,214,362	$1,587,633	$1,825,380	$109,186

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,212,175	$1,475,117	$1,770,844	$115,830
Receivable for units sold	12	21	—	5

Total assets	1,212,187	1,475,138	1,770,844	115,835

Liabilities
Payable for units redeemed	—	—	5	—

Total net assets	$1,212,187	$1,475,138	$1,770,839	$115,835

Net Assets:
Deferred annuity contracts terminable by owners	$1,212,187	$1,475,138	$1,770,839	$115,835

Total net assets	$1,212,187	$1,475,138	$1,770,839	$115,835

Accumulation units outstanding:
M&E - 1.25%	417,511	342,487	280,192	20,376

M&E - 1.30%	474,309	589,665	525,273	30,733

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	420,371	287,275	249,907	45,467

M&E - 1.55%	118,168	337,398	29,836	—

M&E - 1.65%	94,931	7,307	—	—

M&E - 1.75%	—	13,897	1,066	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	28,008	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

28

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	ProFund VP Asia 30	ProFund VP Oil & Gas	ProFund VP U.S. Government Plus	ProFund VP Consumer Services
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E - 1.25%	$0.800267	$0.925508	$1.637938	$1.207876

M&E - 1.30%	$0.798166	$0.923088	$1.633640	$1.204684

M&E - 1.40%	$1.166256	$1.340641	$1.376948	$1.814240

M&E - 1.45%	$1.164162	$1.338213	$1.374485	$1.810946

M&E - 1.50%	$0.789810	$0.913422	$1.616561	$1.192070

M&E - 1.55%	$0.787742	$0.911015	$1.612329	$1.188952

M&E - 1.65%	$0.783621	$0.906264	$1.603906	$1.182754

M&E - 1.75%	$0.779502	$0.901520	$1.595553	$1.176560

M&E - 1.80%	$0.777466	$0.899155	$1.591330	$1.173504

M&E - 1.90%	$0.773401	$0.894468	$1.583054	$1.167375

M&E - 1.95%	$0.771375	$0.892115	$1.578927	$1.164302

M&E - 2.00%	$0.769368	$0.889797	$1.574827	$1.161272

M&E - 2.05%	$0.767365	$0.887478	$1.570704	$1.158238

M&E - 2.15%	$0.763351	$0.882846	$1.562575	$1.152209

See accompanying notes.

29

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	ProFund VP Precious Metals	ProFund VP Europe 30	ProFund VP Short NASDAQ-100	ProFund VP Utilities
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	57,033.329	40,968.452	31,553.558	34,284.243

Cost	$2,368,558	$845,563	$219,507	$1,092,092

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,164,415	$884,509	$216,773	$1,086,125
Receivable for units sold	—	—	—	—

Total assets	2,164,415	884,509	216,773	1,086,125

Liabilities
Payable for units redeemed	—	6	4	6

Total net assets	$2,164,415	$884,503	$216,769	$1,086,119

Net Assets:
Deferred annuity contracts terminable by owners	$2,164,415	$884,503	$216,769	$1,086,119

Total net assets	$2,164,415	$884,503	$216,769	$1,086,119

Accumulation units outstanding:
M&E - 1.25%	474,150	411,887	74,934	119,216

M&E - 1.30%	773,587	533,464	237,357	166,884

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	693,744	190,173	128,908	549,771

M&E - 1.55%	272,149	—	31,911	5,698

M&E - 1.65%	49,895	—	—	262,964

M&E - 1.75%	4,267	—	37	33,217

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	22,551	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

30

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	ProFund VP Precious Metals	ProFund VP Europe 30	ProFund VP Short NASDAQ-100	ProFund VP Utilities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E - 1.25%	$0.952241	$0.781615	$0.460888	$0.966521

M&E - 1.30%	$0.949761	$0.779557	$0.459667	$0.963982

M&E - 1.40%	$1.137283	$1.349368	$0.401742	$1.416486

M&E - 1.45%	$1.135233	$1.346948	$0.401020	$1.413905

M&E - 1.50%	$0.939784	$0.771412	$0.454854	$0.953938

M&E - 1.55%	$0.937331	$0.769403	$0.453675	$0.951439

M&E - 1.65%	$0.932406	$0.765351	$0.451299	$0.946436

M&E - 1.75%	$0.927538	$0.761373	$0.448935	$0.941504

M&E - 1.80%	$0.925120	$0.759352	$0.447755	$0.939002

M&E - 1.90%	$0.920280	$0.755404	$0.445414	$0.934135

M&E - 1.95%	$0.917877	$0.753445	$0.444265	$0.931693

M&E - 2.00%	$0.915473	$0.751453	$0.443095	$0.929244

M&E - 2.05%	$0.913080	$0.749488	$0.441942	$0.926852

M&E - 2.15%	$0.908322	$0.745589	$0.439645	$0.921987

See accompanying notes.

31

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	ProFund VP Financials	ProFund VP Small- Cap Value	ProFund VP Mid- Cap	ProFund VP Short Emerging Markets
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	11,823.687	33,872.842	45,058.489	2,860.488

Cost	$246,289	$1,009,946	$1,209,233	$38,844

Investments in mutual funds, Level 1 quoted prices at net asset value	$251,490	$1,030,073	$1,232,800	$37,186
Receivable for units sold	—	—	6	—

Total assets	251,490	1,030,073	1,232,806	37,186

Liabilities
Payable for units redeemed	4	2	—	—

Total net assets	$251,486	$1,030,071	$1,232,806	$37,186

Net Assets:
Deferred annuity contracts terminable by owners	$251,486	$1,030,071	$1,232,806	$37,186

Total net assets	$251,486	$1,030,071	$1,232,806	$37,186

Accumulation units outstanding:
M&E - 1.25%	30,540	310,406	261,847	22,522

M&E - 1.30%	252,116	548,119	430,929	26,255

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	147,985	172,771	475,810	39,213

M&E - 1.55%	182	26,408	16,929	—

M&E - 1.65%	28,848	—	—	—

M&E - 1.75%	—	—	17,824	2,814

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

32

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	ProFund VP Financials	ProFund VP Small- Cap Value	ProFund VP Mid- Cap	ProFund VP Short Emerging Markets
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E - 1.25%	$0.550953	$0.977667	$1.031397	$0.412497

M&E - 1.30%	$0.549486	$0.975109	$1.028709	$0.411410

M&E - 1.40%	$1.381787	$1.560524	$1.618894	$0.521916

M&E - 1.45%	$1.379305	$1.557710	$1.615982	$0.520980

M&E - 1.50%	$0.543738	$0.964901	$1.017936	$0.407106

M&E - 1.55%	$0.542290	$0.962370	$1.015277	$0.406040

M&E - 1.65%	$0.539459	$0.957321	$1.009952	$0.403907

M&E - 1.75%	$0.536622	$0.952318	$1.004663	$0.401804

M&E - 1.80%	$0.535232	$0.949814	$1.002040	$0.400744

M&E - 1.90%	$0.532446	$0.944870	$0.996782	$0.398660

M&E - 1.95%	$0.531025	$0.942391	$0.994188	$0.397606

M&E - 2.00%	$0.529634	$0.939942	$0.991625	$0.396587

M&E - 2.05%	$0.528270	$0.937494	$0.988973	$0.395535

M&E - 2.15%	$0.525504	$0.932593	$0.983858	$0.393474

See accompanying notes.

33

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	ProFund VP Falling U.S. Dollar	ProFund VP International	ProFund VP Emerging Markets	ProFund VP Short International
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	6,631.630	44,478.495	107,522.859	3,382.511

Cost	$188,402	$891,102	$2,650,643	$70,238

Investments in mutual funds, Level 1 quoted prices at net asset value	$188,007	$961,180	$2,765,488	$55,067
Receivable for units sold	—	—	2	—

Total assets	188,007	961,180	2,765,490	55,067

Liabilities
Payable for units redeemed	5	—	—	5

Total net assets	$188,002	$961,180	$2,765,490	$55,062

Net Assets:
Deferred annuity contracts terminable by owners	$188,002	$961,180	$2,765,490	$55,062

Total net assets	$188,002	$961,180	$2,765,490	$55,062

Accumulation units outstanding:
M&E - 1.25%	158,388	261,676	875,923	31,757

M&E - 1.30%	29,114	400,799	1,459,121	16,056

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50%	15,245	711,812	978,190	22,633

M&E - 1.55%	2,628	—	16,151	19,310

M&E - 1.65%	—	—	56,924	—

M&E - 1.75%	—	—	—	37

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

34

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	ProFund VP Falling U.S. Dollar	ProFund VP International	ProFund VP Emerging Markets	ProFund VP Short International
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E - 1.25%	$0.916826	$0.704705	$0.821051	$0.617627

M&E - 1.30%	$0.914423	$0.702844	$0.818883	$0.616015

M&E - 1.40%	$0.953968	$1.297414	$1.174934	$0.487476

M&E - 1.45%	$0.952256	$1.295066	$1.172812	$0.486612

M&E - 1.50%	$0.904878	$0.695515	$0.810321	$0.609550

M&E - 1.55%	$0.902500	$0.693697	$0.808194	$0.607950

M&E - 1.65%	$0.897771	$0.690060	$0.803944	$0.604771

M&E - 1.75%	$0.893097	$0.686448	$0.799760	$0.601622

M&E - 1.80%	$0.890754	$0.684648	$0.797660	$0.600051

M&E - 1.90%	$0.886101	$0.681083	$0.793485	$0.596917

M&E - 1.95%	$0.883797	$0.679281	$0.791427	$0.595365

M&E - 2.00%	$0.881481	$0.677505	$0.789332	$0.593800

M&E - 2.05%	$0.879193	$0.675758	$0.787290	$0.592259

M&E - 2.15%	$0.874615	$0.672212	$0.783158	$0.589164

See accompanying notes.

35

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	Access VP High Yield	AllianceBernstein Balanced Wealth Strategy	Franklin Templeton VIP Founding Funds Allocation
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	29,369.421	63,059.258	244,710.996

Cost	$795,376	$712,137	$1,880,150

Investments in mutual funds, Level 1 quoted prices at net asset value	$844,371	$757,342	$2,077,596
Receivable for units sold	2	—	—

Total assets	844,373	757,342	2,077,596

Liabilities
Payable for units redeemed	—	1	10

Total net assets	$844,373	$757,341	$2,077,586

Net Assets:
Deferred annuity contracts terminable by owners	$844,373	$757,341	$2,077,586

Total net assets	$844,373	$757,341	$2,077,586

Accumulation units outstanding:
M&E - 1.25%	228,057	184,492	336,808

M&E - 1.30%	173,744	189,699	839,583

M&E - 1.40%	—	—	—

M&E - 1.45%	—	—	—

M&E - 1.50%	154,709	83,089	183,297

M&E - 1.55%	19,056	5,104	5,081

M&E - 1.65%	—	21,430	3,005

M&E - 1.75%	—	12,974	1,429

M&E - 1.80%	—	30,544	—

M&E - 1.90%	—	—	—

M&E - 1.95%	—	—	—

M&E - 2.00%	—	—	—

M&E - 2.05%	—	—	—

M&E - 2.15%	—	—	—

36

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2012

	Access VP High Yield	AllianceBernstein Balanced Wealth Strategy	Franklin Templeton VIP Founding Funds Allocation
	Subaccount	Subaccount	Subaccount
Accumulation unit value:
M&E - 1.25%	$1.474115	$1.443222	$1.521487

M&E - 1.30%	$1.470269	$1.440290	$1.518385

M&E - 1.40%	$1.605501	$1.397448	$1.492329

M&E - 1.45%	$1.602590	$1.394924	$1.489665

M&E - 1.50%	$1.454904	$1.428555	$1.506093

M&E - 1.55%	$1.451082	$1.425679	$1.503013

M&E - 1.65%	$1.443485	$1.419893	$1.496889

M&E - 1.75%	$1.435944	$1.414139	$1.490817

M&E - 1.80%	$1.432218	$1.411267	$1.487796

M&E - 1.90%	$1.424719	$1.405556	$1.481755

M&E - 1.95%	$1.421028	$1.402702	$1.478775

M&E - 2.00%	$1.417291	$1.399856	$1.475758

M&E - 2.05%	$1.413591	$1.397035	$1.472757

M&E - 2.15%	$1.406273	$1.391388	$1.466827

See accompanying notes.

37

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA JPMorgan Core Bond	TA Asset Allocation - Conservative	TA Asset Allocation - Growth	TA Asset Allocation - Moderate
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$10,441,298	$93,303,023	$83,797,274	$192,453,415

Investment income:
Dividends	543,296	2,122,401	678,971	3,848,846
Investment expenses:
Mortality and expense risk and other charges	170,362	1,183,749	1,072,390	2,538,972

Net investment income (loss)	372,934	938,652	(393,419)	1,309,874
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	16,944	—	—	—
Realized gain (loss) on investments	236,178	(1,912,113)	(8,633,467)	(7,255,830)

Net realized capital gains (losses) on investments	253,122	(1,912,113)	(8,633,467)	(7,255,830)
Net change in unrealized appreciation (depreciation)	100,159	1,940,630	3,040,447	4,029,966

Net gain (loss) on investment	353,281	28,517	(5,593,020)	(3,225,864)
Increase (decrease) in net assets from operations	726,215	967,169	(5,986,439)	(1,915,990)

Increase (decrease) in net assets from contract transactions	3,505,509	(11,081,304)	(18,102,184)	(24,940,421)

Total increase (decrease) in net assets	4,231,724	(10,114,135)	(24,088,623)	(26,856,411)

Net Assets as of December 31, 2011	$14,673,022	$83,188,888	$59,708,651	$165,597,004

Investment income:
Dividends	292,100	2,462,941	641,222	3,890,157
Investment expenses:
Mortality and expense risk and other charges	183,139	1,142,943	865,179	2,250,912

Net investment income (loss)	108,961	1,319,998	(223,957)	1,639,245
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	4,627	—	—	—
Realized gain (loss) on investments	313,813	1,183,838	972,041	(5,923,091)

Net realized capital gains (losses) on investments	318,440	1,183,838	972,041	(5,923,091)
Net change in unrealized appreciation (depreciation)	13,520	2,197,422	5,159,403	16,129,345

Net gain (loss) on investment	331,960	3,381,260	6,131,444	10,206,254
Increase (decrease) in net assets from operations	440,921	4,701,258	5,907,487	11,845,499

Increase (decrease) in net assets from contract transactions	(3,601,979)	(5,965,114)	(7,856,136)	(23,240,236)

Total increase (decrease) in net assets	(3,161,058)	(1,263,856)	(1,948,649)	(11,394,737)

Net Assets as of December 31, 2012	$11,511,964	$81,925,032	$57,760,002	$154,202,267

See accompanying notes.

(1) See footnote 1

38

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Asset Allocation - Moderate Growth	TA International Moderate Growth	TA Clarion Global Real Estate Securities	TA JPMorgan Tactical Allocation
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$350,790,899	$29,984,086	$9,305,069	$7,333,540

Investment income:
Dividends	5,898,061	519,652	515,777	92,856
Investment expenses:
Mortality and expense risk and other charges	4,572,659	380,275	116,207	89,676

Net investment income (loss)	1,325,402	139,377	399,570	3,180
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(19,658,532)	(1,298,723)	82,574	(494,298)

Net realized capital gains (losses) on investments	(19,658,532)	(1,298,723)	82,574	(494,298)
Net change in unrealized appreciation (depreciation)	5,672,436	(1,289,168)	(1,191,482)	626,474

Net gain (loss) on investment	(13,986,096)	(2,587,891)	(1,108,908)	132,176
Increase (decrease) in net assets from operations	(12,660,694)	(2,448,514)	(709,338)	135,356

Increase (decrease) in net assets from contract transactions	(57,723,623)	(3,635,524)	(1,676,937)	(886,766)

Total increase (decrease) in net assets	(70,384,317)	(6,084,038)	(2,386,275)	(751,410)

Net Assets as of December 31, 2011	$280,406,582	$23,900,048	$6,918,794	$6,582,130

Investment income:
Dividends	6,571,042	661,336	277,081	36,232
Investment expenses:
Mortality and expense risk and other charges	4,148,207	330,088	106,966	92,285

Net investment income (loss)	2,422,835	331,248	170,115	(56,053)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(13,678,966)	(703,240)	232,496	39,282

Net realized capital gains (losses) on investments	(13,678,966)	(703,240)	232,496	39,282
Net change in unrealized appreciation (depreciation)	35,310,540	2,866,356	1,168,918	401,326

Net gain (loss) on investment	21,631,574	2,163,116	1,401,414	440,608
Increase (decrease) in net assets from operations	24,054,409	2,494,364	1,571,529	384,555

Increase (decrease) in net assets from contract transactions	(14,171,402)	(2,168,693)	(638,376)	(368,113)

Total increase (decrease) in net assets	9,883,007	325,671	933,153	16,442

Net Assets as of December 31, 2012	$290,289,589	$24,225,719	$7,851,947	$6,598,572

See accompanying notes.

(1) See footnote 1

39

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA JPMorgan Enhanced Index	TA BlackRock Large Cap Value	TA AEGON High Yield Bond	TA MFS International Equity
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$2,769,104	$13,125,166	$10,970,188	$2,927,323

Investment income:
Dividends	36,821	195,724	472,222	21,319
Investment expenses:
Mortality and expense risk and other charges	38,057	182,408	139,457	31,963

Net investment income (loss)	(1,236)	13,316	332,765	(10,644)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	77,751	502,751	11,587	207,841

Net realized capital gains (losses) on investments	77,751	502,751	11,587	207,841
Net change in unrealized appreciation (depreciation)	(167,603)	(560,991)	(61,179)	(445,000)

Net gain (loss) on investment	(89,852)	(58,240)	(49,592)	(237,159)
Increase (decrease) in net assets from operations	(91,088)	(44,924)	283,173	(247,803)

Increase (decrease) in net assets from contract transactions	375,821	(606,250)	(1,918,803)	(1,065,855)

Total increase (decrease) in net assets	284,733	(651,174)	(1,635,630)	(1,313,658)

Net Assets as of December 31, 2011	$3,053,837	$12,473,992	$9,334,558	$1,613,665

Investment income:
Dividends	32,964	181,201	606,041	33,289
Investment expenses:
Mortality and expense risk and other charges	49,790	165,432	139,956	34,218

Net investment income (loss)	(16,826)	15,769	466,085	(929)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	405,846	504,735	452,771	(69,785)

Net realized capital gains (losses) on investments	405,846	504,735	452,771	(69,785)
Net change in unrealized appreciation (depreciation)	8,444	591,568	501,666	472,134

Net gain (loss) on investment	414,290	1,096,303	954,437	402,349
Increase (decrease) in net assets from operations	397,464	1,112,072	1,420,522	401,420

Increase (decrease) in net assets from contract transactions	687,783	(1,726,974)	(537,805)	1,937,621

Total increase (decrease) in net assets	1,085,247	(614,902)	882,717	2,339,041

Net Assets as of December 31, 2012	$4,139,084	$11,859,090	$10,217,275	$3,952,706

See accompanying notes.

(1) See footnote 1

40

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA PIMCO Total Return	TA Morgan Stanley Capital Growth	TA T.Rowe Price Small Cap	TA Third Avenue Value
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$27,947,578	$3,023,299	$5,084,940	$13,459,474

Investment income:
Dividends	656,879	—	—	524,035
Investment expenses:
Mortality and expense risk and other charges	359,985	42,800	83,679	168,577

Net investment income (loss)	296,894	(42,800)	(83,679)	355,458
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	748,422	—	—	—
Realized gain (loss) on investments	348,101	514,392	918,495	(83,406)

Net realized capital gains (losses) on investments	1,096,523	514,392	918,495	(83,406)
Net change in unrealized appreciation (depreciation)	(335,547)	(772,016)	(1,240,608)	(2,218,556)

Net gain (loss) on investment	760,976	(257,624)	(322,113)	(2,301,962)
Increase (decrease) in net assets from operations	1,057,870	(300,424)	(405,792)	(1,946,504)

Increase (decrease) in net assets from contract transactions	(837,691)	(307,669)	(1,224,457)	(2,557,906)

Total increase (decrease) in net assets	220,179	(608,093)	(1,630,249)	(4,504,410)

Net Assets as of December 31, 2011	$28,167,757	$2,415,206	$3,454,691	$8,955,064

Investment income:
Dividends	1,040,355	—	—	—
Investment expenses:
Mortality and expense risk and other charges	363,921	37,789	73,223	129,747

Net investment income (loss)	676,434	(37,789)	(73,223)	(129,747)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	446,409	395,807	—
Realized gain (loss) on investments	250,200	50,388	(192,159)	97,373

Net realized capital gains (losses) on investments	250,200	496,797	203,648	97,373
Net change in unrealized appreciation (depreciation)	578,661	(134,921)	225,802	1,545,755

Net gain (loss) on investment	828,861	361,876	429,450	1,643,128
Increase (decrease) in net assets from operations	1,505,295	324,087	356,227	1,513,381

Increase (decrease) in net assets from contract transactions	(3,361,695)	(350,690)	439,281	(1,279,452)

Total increase (decrease) in net assets	(1,856,400)	(26,603)	795,508	233,929

Net Assets as of December 31, 2012	$26,311,357	$2,388,603	$4,250,199	$9,188,993

See accompanying notes.

(1) See footnote 1

41

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Multi- Managed Balanced	TA AllianceBernstein Dynamic Allocation	TA WMC Diversified Growth	TA AEGON Money Market
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$12,106,435	$2,829,143	$14,072,475	$29,192,661

Investment income:
Dividends	295,660	20,180	35,710	1,327
Investment expenses:
Mortality and expense risk and other charges	193,315	41,187	173,666	366,549

Net investment income (loss)	102,345	(21,007)	(137,956)	(365,222)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	1,272,405	105,518	(716,912)	—

Net realized capital gains (losses) on investments	1,272,405	105,518	(716,912)	—
Net change in unrealized appreciation (depreciation)	(1,257,655)	(83,901)	98,799	—

Net gain (loss) on investment	14,750	21,617	(618,113)	—
Increase (decrease) in net assets from operations	117,095	610	(756,069)	(365,222)

Increase (decrease) in net assets from contract transactions	731,769	(392,774)	2,147,761	(2,043,164)

Total increase (decrease) in net assets	848,864	(392,164)	1,391,692	(2,408,386)

Net Assets as of December 31, 2011	$12,955,299	$2,436,979	$15,464,167	$26,784,275

Investment income:
Dividends	213,762	12,998	17,169	1,088
Investment expenses:
Mortality and expense risk and other charges	202,266	25,748	225,842	296,835

Net investment income (loss)	11,496	(12,750)	(208,673)	(295,747)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	2,256,539	—	—	—
Realized gain (loss) on investments	364,749	44,446	1,393,483	—

Net realized capital gains (losses) on investments	2,621,288	44,446	1,393,483	—
Net change in unrealized appreciation (depreciation)	(1,208,667)	56,164	409,727	—

Net gain (loss) on investment	1,412,621	100,610	1,803,210	—
Increase (decrease) in net assets from operations	1,424,117	87,860	1,594,537	(295,747)

Increase (decrease) in net assets from contract transactions	1,514,645	(917,247)	(2,349,898)	(7,578,884)

Total increase (decrease) in net assets	2,938,762	(829,387)	(755,361)	(7,874,631)

Net Assets as of December 31, 2012	$15,894,061	$1,607,592	$14,708,806	$18,909,644

See accompanying notes.

(1) See footnote 1

42

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Systematic Small/Mid Cap Value	TA AEGON U.S. Government Securities - PAM Fund	TA AEGON U.S. Government Securities	TA Morgan Stanley Mid-Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$16,004,584	$83,038,548	$25,431,651	$7,038,819

Investment income:
Dividends	5,496	2,572,054	313,503	13,203
Investment expenses:
Mortality and expense risk and other charges	212,199	1,159,515	216,404	91,776

Net investment income (loss)	(206,703)	1,412,539	97,099	(78,573)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	1,748,166	213,081	—
Realized gain (loss) on investments	1,853,216	225,913	537,116	1,160,194

Net realized capital gains (losses) on investments	1,853,216	1,974,079	750,197	1,160,194
Net change in unrealized appreciation (depreciation)	(2,476,767)	432,543	(17,039)	(1,850,030)

Net gain (loss) on investment	(623,551)	2,406,622	733,158	(689,836)
Increase (decrease) in net assets from operations	(830,254)	3,819,161	830,257	(768,409)

Increase (decrease) in net assets from contract transactions	(2,447,788)	40,300,207	(14,407,833)	3,799,403

Total increase (decrease) in net assets	(3,278,042)	44,119,368	(13,577,576)	3,030,994

Net Assets as of December 31, 2011	$12,726,542	$127,157,916	$11,854,075	$10,069,813

Investment income:
Dividends	32,758	1,480,330	155,364	—
Investment expenses:
Mortality and expense risk and other charges	169,430	1,355,373	147,633	117,790

Net investment income (loss)	(136,672)	124,957	7,731	(117,790)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	2,924,490	2,406,975	252,618	403,739
Realized gain (loss) on investments	1,105,215	359,691	172,050	(258,398)

Net realized capital gains (losses) on investments	4,029,705	2,766,666	424,668	145,341
Net change in unrealized appreciation (depreciation)	(2,217,020)	390,551	(92,839)	426,016

Net gain (loss) on investment	1,812,685	3,157,217	331,829	571,357
Increase (decrease) in net assets from operations	1,676,013	3,282,174	339,560	453,567

Increase (decrease) in net assets from contract transactions	(2,864,097)	(43,554,242)	(1,937,953)	(3,376,314)

Total increase (decrease) in net assets	(1,188,084)	(40,272,068)	(1,598,393)	(2,922,747)

Net Assets as of December 31, 2012	$11,538,458	$86,885,848	$10,255,682	$7,147,066

See accompanying notes.

(1) See footnote 1

43

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Vanguard ETF Index - Balanced	TA Vanguard ETF Index - Growth	TA Efficient Markets	TA Janus Balanced
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$784,502	$2,173,109	$648,352	$1,280,637

Investment income:
Dividends	8,172	33,148	6,823	2,634
Investment expenses:
Mortality and expense risk and other charges	10,750	29,166	12,163	21,598

Net investment income (loss)	(2,578)	3,982	(5,340)	(18,964)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	8,664	23,982	12,700	—
Realized gain (loss) on investments	21,463	83,633	66,598	14,898

Net realized capital gains (losses) on investments	30,127	107,615	79,298	14,898
Net change in unrealized appreciation (depreciation)	(28,256)	(171,894)	(123,111)	(248,285)

Net gain (loss) on investment	1,871	(64,279)	(43,813)	(233,387)
Increase (decrease) in net assets from operations	(707)	(60,297)	(49,153)	(252,351)

Increase (decrease) in net assets from contract transactions	(49,468)	24,261	189,951	126,416

Total increase (decrease) in net assets	(50,175)	(36,036)	140,798	(125,935)

Net Assets as of December 31, 2011	$734,327	$2,137,073	$789,150	$1,154,702

Investment income:
Dividends	10,378	31,552	9,482	—
Investment expenses:
Mortality and expense risk and other charges	11,476	28,093	10,205	13,938

Net investment income (loss)	(1,098)	3,459	(723)	(13,938)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	21,136	160,941	26,953	—
Realized gain (loss) on investments	47,434	153,098	431	(62,220)

Net realized capital gains (losses) on investments	68,570	314,039	27,384	(62,220)
Net change in unrealized appreciation (depreciation)	(13,130)	(120,233)	51,056	187,910

Net gain (loss) on investment	55,440	193,806	78,440	125,690
Increase (decrease) in net assets from operations	54,342	197,265	77,717	111,752

Increase (decrease) in net assets from contract transactions	306,671	(87,179)	(86,434)	(350,451)

Total increase (decrease) in net assets	361,013	110,086	(8,717)	(238,699)

Net Assets as of December 31, 2012	$1,095,340	$2,247,159	$780,433	$916,003

See accompanying notes.

(1) See footnote 1

44

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA PIMCO Tactical-Growth	TA PIMCO Tactical- Conservative	TA PIMCO Tactical-Balanced	TA Hanlon Income
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$759,543	$1,518,332	$1,563,934	$12,394,380

Investment income:
Dividends	14,611	19,457	18,254	164,849
Investment expenses:
Mortality and expense risk and other charges	13,256	20,595	21,201	141,951

Net investment income (loss)	1,355	(1,138)	(2,947)	22,898
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	71	—	—	54,188
Realized gain (loss) on investments	(45,516)	(24,333)	(18,755)	25,418

Net realized capital gains (losses) on investments	(45,445)	(24,333)	(18,755)	79,606
Net change in unrealized appreciation (depreciation)	(105,633)	(111,953)	(51,975)	33,978

Net gain (loss) on investment	(151,078)	(136,286)	(70,730)	113,584
Increase (decrease) in net assets from operations	(149,723)	(137,424)	(73,677)	136,482

Increase (decrease) in net assets from contract transactions	117,954	(285,629)	(98,008)	(2,558,964)

Total increase (decrease) in net assets	(31,769)	(423,053)	(171,685)	(2,422,482)

Net Assets as of December 31, 2011	$727,774	$1,095,279	$1,392,249	$9,971,898

Investment income:
Dividends	2,442	12,287	20,627	186,676
Investment expenses:
Mortality and expense risk and other charges	7,827	13,826	17,716	126,200

Net investment income (loss)	(5,385)	(1,539)	2,911	60,476
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(19,978)	(23,616)	(31,654)	36,119

Net realized capital gains (losses) on investments	(19,978)	(23,616)	(31,654)	36,119
Net change in unrealized appreciation (depreciation)	27,129	27,557	23,348	74,236

Net gain (loss) on investment	7,151	3,941	(8,306)	110,355
Increase (decrease) in net assets from operations	1,766	2,402	(5,395)	170,831

Increase (decrease) in net assets from contract transactions	(239,730)	(256,229)	(402,782)	(2,225,951)

Total increase (decrease) in net assets	(237,964)	(253,827)	(408,177)	(2,055,120)

Net Assets as of December 31, 2012	$489,810	$841,452	$984,072	$7,916,778

See accompanying notes.

(1) See footnote 1

45

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Vanguard ETF Index - Conservative	TA Vanguard ETF Index - Aggressive Growth	TA Jennison Growth	TA AEGON Tactical Vanguard ETF-Growth
	Subaccount	Subaccount	Subaccount	Subaccount (1)
Net Assets as of January 1, 2011	$232,442	$32,213	$2,864,177	$—

Investment income:
Dividends	1,944	395	—	—
Investment expenses:
Mortality and expense risk and other charges	4,419	951	46,095	3,584

Net investment income (loss)	(2,475)	(556)	(46,095)	(3,584)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	864	22	—	—
Realized gain (loss) on investments	690	(1,401)	133,352	(397)

Net realized capital gains (losses) on investments	1,554	(1,379)	133,352	(397)
Net change in unrealized appreciation (depreciation)	6,481	(4,992)	(390,761)	(51,231)

Net gain (loss) on investment	8,035	(6,371)	(257,409)	(51,628)
Increase (decrease) in net assets from operations	5,560	(6,927)	(303,504)	(55,212)

Increase (decrease) in net assets from contract transactions	111,136	26,922	1,393,298	4,809,003

Total increase (decrease) in net assets	116,696	19,995	1,089,794	4,753,791

Net Assets as of December 31, 2011	$349,138	$52,208	$3,953,971	$4,753,791

Investment income:
Dividends	27,058	734	—	26,354
Investment expenses:
Mortality and expense risk and other charges	25,903	1,028	53,681	53,217

Net investment income (loss)	1,155	(294)	(53,681)	(26,863)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	24,210	1,071	281,749	—
Realized gain (loss) on investments	21,604	349	294,535	121,822

Net realized capital gains (losses) on investments	45,814	1,420	576,284	121,822
Net change in unrealized appreciation (depreciation)	47,468	8,823	109,659	229,696

Net gain (loss) on investment	93,282	10,243	685,943	351,518
Increase (decrease) in net assets from operations	94,437	9,949	632,262	324,655

Increase (decrease) in net assets from contract transactions	2,569,393	48,982	(1,675,261)	(2,724,978)

Total increase (decrease) in net assets	2,663,830	58,931	(1,042,999)	(2,400,323)

Net Assets as of December 31, 2012	$3,012,968	$111,139	$2,910,972	$2,353,468

See accompanying notes.

(1) See footnote 1

46

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA AEGON Tactical Vanguard ETF-Balanced	TA AEGON Tactical Vanguard ETF-Conservative	TA Legg Mason Dynamic Allocation- Balanced	TA Legg Mason Dynamic Allocation-Growth
	Subaccount (1)	Subaccount (1)	Subaccount (1)	Subaccount (1)
Net Assets as of January 1, 2011	$—	$—	$—	$—

Investment income:
Dividends	—	—	—	—
Investment expenses:
Mortality and expense risk and other charges	—	810	—	—

Net investment income (loss)	—	(810)	—	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	—	—	—

Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation (depreciation)	—	8,333	—	—

Net gain (loss) on investment	—	8,333	—	—
Increase (decrease) in net assets from operations	—	7,523	—	—

Increase (decrease) in net assets from contract transactions	—	1,143,533	—	—

Total increase (decrease) in net assets	—	1,151,056	—	—

Net Assets as of December 31, 2011	$—	$1,151,056	$—	$—

Investment income:
Dividends	41	12,292	—	—
Investment expenses:
Mortality and expense risk and other charges	480	33,423	48	17

Net investment income (loss)	(439)	(21,131)	(48)	(17)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	31	16,763	—	—
Realized gain (loss) on investments	280	46,721	—	—

Net realized capital gains (losses) on investments	311	63,484	—	—
Net change in unrealized appreciation (depreciation)	2,416	80,297	(53)	65

Net gain (loss) on investment	2,727	143,781	(53)	65
Increase (decrease) in net assets from operations	2,288	122,650	(101)	48

Increase (decrease) in net assets from contract transactions	159,726	2,092,744	53,630	7,278

Total increase (decrease) in net assets	162,014	2,215,394	53,529	7,326

Net Assets as of December 31, 2012	$162,014	$3,366,450	$53,529	$7,326

See accompanying notes.

(1) See footnote 1

47

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Market Participation Strategy	Fidelity -VIP Index 500	ProFund VP Bull	ProFund VP Money Market
	Subaccount (1)	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$—	$4,006,365	$3,177,909	$5,120,723

Investment income:
Dividends	—	63,921	—	1,575
Investment expenses:
Mortality and expense risk and other charges	—	51,685	23,653	109,597

Net investment income (loss)	—	12,236	(23,653)	(108,022)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	93,971	40,232	—
Realized gain (loss) on investments	—	293,354	280,596	—

Net realized capital gains (losses) on investments	—	387,325	320,828	—
Net change in unrealized appreciation (depreciation)	—	(434,511)	(367,437)	—

Net gain (loss) on investment	—	(47,186)	(46,609)	—
Increase (decrease) in net assets from operations	—	(34,950)	(70,262)	(108,022)

Increase (decrease) in net assets from contract transactions	—	(435,637)	(2,643,878)	1,863,602

Total increase (decrease) in net assets	—	(470,587)	(2,714,140)	1,755,580

Net Assets as of December 31, 2011	$—	$3,535,778	$463,769	$6,876,303

Investment income:
Dividends	—	82,642	—	1,037
Investment expenses:
Mortality and expense risk and other charges	—	52,791	7,298	70,915

Net investment income (loss)	—	29,851	(7,298)	(69,878)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	49,180	—	—
Realized gain (loss) on investments	—	231,896	48,172	—

Net realized capital gains (losses) on investments	—	281,076	48,172	—
Net change in unrealized appreciation (depreciation)	—	177,955	5,585	—

Net gain (loss) on investment	—	459,031	53,757	—
Increase (decrease) in net assets from operations	—	488,882	46,459	(69,878)

Increase (decrease) in net assets from contract transactions	—	393,080	284,423	(3,444,043)

Total increase (decrease) in net assets	—	881,962	330,882	(3,513,921)

Net Assets as of December 31, 2012	$—	$4,417,740	$794,651	$3,362,382

See accompanying notes.

(1) See footnote 1

48

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	ProFund VP NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Japan
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$1,503,034	$136,759	$609,263	$236,022

Investment income:
Dividends	—	—	—	—
Investment expenses:
Mortality and expense risk and other charges	23,510	1,681	6,391	1,833

Net investment income (loss)	(23,510)	(1,681)	(6,391)	(1,833)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	72,105	(22,406)	(61,601)	(30,008)

Net realized capital gains (losses) on investments	72,105	(22,406)	(61,601)	(30,008)
Net change in unrealized appreciation (depreciation)	(153,861)	8,825	(51,762)	(4,505)

Net gain (loss) on investment	(81,756)	(13,581)	(113,363)	(34,513)
Increase (decrease) in net assets from operations	(105,266)	(15,262)	(119,754)	(36,346)

Increase (decrease) in net assets from contract transactions	940,577	(40,858)	(238,600)	96,015

Total increase (decrease) in net assets	835,311	(56,120)	(358,354)	59,669

Net Assets as of December 31, 2011	$2,338,345	$80,639	$250,909	$295,691

Investment income:
Dividends	—	—	—	—
Investment expenses:
Mortality and expense risk and other charges	23,907	1,351	7,648	1,399

Net investment income (loss)	(23,907)	(1,351)	(7,648)	(1,399)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	5,560	—
Realized gain (loss) on investments	489,871	(6,726)	4,073	(34,510)

Net realized capital gains (losses) on investments	489,871	(6,726)	9,633	(34,510)
Net change in unrealized appreciation (depreciation)	(1,221)	1,176	26,708	20,475

Net gain (loss) on investment	488,650	(5,550)	36,341	(14,035)
Increase (decrease) in net assets from operations	464,743	(6,901)	28,693	(15,434)

Increase (decrease) in net assets from contract transactions	(2,001,630)	(16,236)	463,123	(141,655)

Total increase (decrease) in net assets	(1,536,887)	(23,137)	491,816	(157,089)

Net Assets as of December 31, 2012	$801,458	$57,502	$742,725	$138,602

See accompanying notes.

(1) See footnote 1

49

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	ProFund VP UltraSmall-Cap	ProFund VP Basic Materials	ProFund VP Pharmaceuticals	ProFund VP Telecommunications
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$1,217,061	$2,968,357	$203,463	$652,709

Investment income:
Dividends	—	3,689	2,705	20,663
Investment expenses:
Mortality and expense risk and other charges	10,324	37,937	5,214	7,040

Net investment income (loss)	(10,324)	(34,248)	(2,509)	13,623
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	219,368	—	—	—
Realized gain (loss) on investments	(346,235)	300,817	(15,738)	103,163

Net realized capital gains (losses) on investments	(126,867)	300,817	(15,738)	103,163
Net change in unrealized appreciation (depreciation)	(80,820)	(809,243)	39,126	(105,072)

Net gain (loss) on investment	(207,687)	(508,426)	23,388	(1,909)
Increase (decrease) in net assets from operations	(218,011)	(542,674)	20,879	11,714

Increase (decrease) in net assets from contract transactions	(503,636)	(716,365)	508,696	(614,673)

Total increase (decrease) in net assets	(721,647)	(1,259,039)	529,575	(602,959)

Net Assets as of December 31, 2011	$495,414	$1,709,318	$733,038	$49,750

Investment income:
Dividends	—	4,272	9,102	27,097
Investment expenses:
Mortality and expense risk and other charges	6,268	15,134	7,759	13,029

Net investment income (loss)	(6,268)	(10,862)	1,343	14,068
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	48,842	(231,157)	69,957	54,517

Net realized capital gains (losses) on investments	48,842	(231,157)	69,957	54,517
Net change in unrealized appreciation (depreciation)	(17,829)	302,125	(36,453)	55,090

Net gain (loss) on investment	31,013	70,968	33,504	109,607
Increase (decrease) in net assets from operations	24,745	60,106	34,847	123,675

Increase (decrease) in net assets from contract transactions	(207,526)	(1,189,287)	(374,231)	801,207

Total increase (decrease) in net assets	(182,781)	(1,129,181)	(339,384)	924,882

Net Assets as of December 31, 2012	$312,633	$580,137	$393,654	$974,632

See accompanying notes.

(1) See footnote 1

50

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	ProFund VP Asia 30	ProFund VP Oil & Gas	ProFund VP U.S. Government Plus	ProFund VP Consumer Services
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$2,753,631	$4,189,114	$901,891	$463,740

Investment income:
Dividends	952	6,009	1,484	—
Investment expenses:
Mortality and expense risk and other charges	31,959	57,360	13,761	5,442

Net investment income (loss)	(31,007)	(51,351)	(12,277)	(5,442)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	160,160	—	—	—
Realized gain (loss) on investments	(576,762)	745,794	247,146	32,344

Net realized capital gains (losses) on investments	(416,602)	745,794	247,146	32,344
Net change in unrealized appreciation (depreciation)	(358,861)	(873,862)	271,880	11

Net gain (loss) on investment	(775,463)	(128,068)	519,026	32,355
Increase (decrease) in net assets from operations	(806,470)	(179,419)	506,749	26,913

Increase (decrease) in net assets from contract transactions	(1,026,189)	(1,449,538)	(349,481)	181,390

Total increase (decrease) in net assets	(1,832,659)	(1,628,957)	157,268	208,303

Net Assets as of December 31, 2011	$920,972	$2,560,157	$1,059,159	$672,043

Investment income:
Dividends	—	3,000	—	—
Investment expenses:
Mortality and expense risk and other charges	16,266	28,904	18,328	4,255

Net investment income (loss)	(16,266)	(25,904)	(18,328)	(4,255)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	218,095	195,769	898
Realized gain (loss) on investments	(87,690)	(358,986)	33,462	63,805

Net realized capital gains (losses) on investments	(87,690)	(140,891)	229,231	64,703
Net change in unrealized appreciation (depreciation)	95,621	74,195	(239,571)	(7,351)

Net gain (loss) on investment	7,931	(66,696)	(10,340)	57,352
Increase (decrease) in net assets from operations	(8,335)	(92,600)	(28,668)	53,097

Increase (decrease) in net assets from contract transactions	299,550	(992,419)	740,348	(609,305)

Total increase (decrease) in net assets	291,215	(1,085,019)	711,680	(556,208)

Net Assets as of December 31, 2012	$1,212,187	$1,475,138	$1,770,839	$115,835

See accompanying notes.

(1) See footnote 1

51

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	ProFund VP Precious Metals	ProFund VP Europe 30	ProFund VP Short NASDAQ- 100	ProFund VP Utilities
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$4,538,908	$77,913	$138,616	$1,454,508

Investment income:
Dividends	—	487	—	36,743
Investment expenses:
Mortality and expense risk and other charges	56,154	2,592	2,068	22,770

Net investment income (loss)	(56,154)	(2,105)	(2,068)	13,973
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	65,753	—	—	—
Realized gain (loss) on investments	500,643	(103,781)	(27,316)	117,380

Net realized capital gains (losses) on investments	566,396	(103,781)	(27,316)	117,380
Net change in unrealized appreciation (depreciation)	(1,448,066)	702	4,862	79,434

Net gain (loss) on investment	(881,670)	(103,079)	(22,454)	196,814
Increase (decrease) in net assets from operations	(937,824)	(105,184)	(24,522)	210,787

Increase (decrease) in net assets from contract transactions	(394,013)	64,949	44,617	571,059

Total increase (decrease) in net assets	(1,331,837)	(40,235)	20,095	781,846

Net Assets as of December 31, 2011	$3,207,071	$37,678	$158,711	$2,236,354

Investment income:
Dividends	—	2,338	—	26,363
Investment expenses:
Mortality and expense risk and other charges	38,922	2,004	2,679	19,529

Net investment income (loss)	(38,922)	334	(2,679)	6,834
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(827,691)	(1,800)	(50,777)	97,054

Net realized capital gains (losses) on investments	(827,691)	(1,800)	(50,777)	97,054
Net change in unrealized appreciation (depreciation)	318,799	39,593	6,860	(157,739)

Net gain (loss) on investment	(508,892)	37,793	(43,917)	(60,685)
Increase (decrease) in net assets from operations	(547,814)	38,127	(46,596)	(53,851)

Increase (decrease) in net assets from contract transactions	(494,842)	808,698	104,654	(1,096,384)

Total increase (decrease) in net assets	(1,042,656)	846,825	58,058	(1,150,235)

Net Assets as of December 31, 2012	$2,164,415	$884,503	$216,769	$1,086,119

See accompanying notes.

(1) See footnote 1

52

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	ProFund VP Financials	ProFund VP Small-Cap Value	ProFund VP Mid- Cap	ProFund VP Short Emerging Markets
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$835,292	$150,443	$858,038	$171,086

Investment income:
Dividends	—	—	—	—
Investment expenses:
Mortality and expense risk and other charges	8,531	7,072	8,323	1,728

Net investment income (loss)	(8,531)	(7,072)	(8,323)	(1,728)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	68,222	—
Realized gain (loss) on investments	(61,027)	24,303	(3,352)	17,234

Net realized capital gains (losses) on investments	(61,027)	24,303	64,870	17,234
Net change in unrealized appreciation (depreciation)	(65,707)	(15,892)	(103,191)	2,922

Net gain (loss) on investment	(126,734)	8,411	(38,321)	20,156
Increase (decrease) in net assets from operations	(135,265)	1,339	(46,644)	18,428

Increase (decrease) in net assets from contract transactions	(433,218)	103,402	(20,085)	(103,783)

Total increase (decrease) in net assets	(568,483)	104,741	(66,729)	(85,355)

Net Assets as of December 31, 2011	$266,809	$255,184	$791,309	$85,731

Investment income:
Dividends	1,324	—	—	—
Investment expenses:
Mortality and expense risk and other charges	8,082	13,841	16,893	774

Net investment income (loss)	(6,758)	(13,841)	(16,893)	(774)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(36,523)	(22,783)	186,550	(15,188)

Net realized capital gains (losses) on investments	(36,523)	(22,783)	186,550	(15,188)
Net change in unrealized appreciation (depreciation)	34,319	11,215	8,954	4,751

Net gain (loss) on investment	(2,204)	(11,568)	195,504	(10,437)
Increase (decrease) in net assets from operations	(8,962)	(25,409)	178,611	(11,211)

Increase (decrease) in net assets from contract transactions	(6,361)	800,296	262,886	(37,334)

Total increase (decrease) in net assets	(15,323)	774,887	441,497	(48,545)

Net Assets as of December 31, 2012	$251,486	$1,030,071	$1,232,806	$37,186

See accompanying notes.

(1) See footnote 1

53

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	ProFund VP Falling U.S. Dollar	ProFund VP International	ProFund VP Emerging Markets	ProFund VP Short International
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$225,821	$3,264,427	$7,100,746	$64,638

Investment income:
Dividends	—	—	—	—
Investment expenses:
Mortality and expense risk and other charges	3,435	25,495	47,327	1,449

Net investment income (loss)	(3,435)	(25,495)	(47,327)	(1,449)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	9,785	(174,534)	(147,975)	7,865

Net realized capital gains (losses) on investments	9,785	(174,534)	(147,975)	7,865
Net change in unrealized appreciation (depreciation)	(12,262)	(147,871)	(732,373)	623

Net gain (loss) on investment	(2,477)	(322,405)	(880,348)	8,488
Increase (decrease) in net assets from operations	(5,912)	(347,900)	(927,675)	7,039

Increase (decrease) in net assets from contract transactions	(24,472)	(2,356,063)	(4,789,935)	(22,537)

Total increase (decrease) in net assets	(30,384)	(2,703,963)	(5,717,610)	(15,498)

Net Assets as of December 31, 2011	$195,437	$560,464	$1,383,136	$49,140

Investment income:
Dividends	—	—	25,829	—
Investment expenses:
Mortality and expense risk and other charges	2,331	7,841	28,523	794

Net investment income (loss)	(2,331)	(7,841)	(2,694)	(794)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	1,883
Realized gain (loss) on investments	(17,869)	(6,658)	(286,490)	(2,362)

Net realized capital gains (losses) on investments	(17,869)	(6,658)	(286,490)	(479)
Net change in unrealized appreciation (depreciation)	15,234	109,302	248,893	(14,441)

Net gain (loss) on investment	(2,635)	102,644	(37,597)	(14,920)
Increase (decrease) in net assets from operations	(4,966)	94,803	(40,291)	(15,714)

Increase (decrease) in net assets from contract transactions	(2,469)	305,913	1,422,645	21,636

Total increase (decrease) in net assets	(7,435)	400,716	1,382,354	5,922

Net Assets as of December 31, 2012	$188,002	$961,180	$2,765,490	$55,062

See accompanying notes.

(1) See footnote 1

54

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Access VP High Yield	AllianceBernstein Balanced Wealth Strategy	Franklin Templeton VIP Founding Funds Allocation
	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$1,763,801	$791,646	$2,031,303

Investment income:
Dividends	16,717	22,514	345
Investment expenses:
Mortality and expense risk and other charges	24,421	14,136	30,747

Net investment income (loss)	(7,704)	8,378	(30,402)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	49,894	—	—
Realized gain (loss) on investments	103,308	32,592	83,267

Net realized capital gains (losses) on investments	153,202	32,592	83,267
Net change in unrealized appreciation (depreciation)	(134,629)	(97,639)	(139,724)

Net gain (loss) on investment	18,573	(65,047)	(56,457)
Increase (decrease) in net assets from operations	10,869	(56,669)	(86,859)

Increase (decrease) in net assets from contract transactions	(390,577)	70,042	(34,852)

Total increase (decrease) in net assets	(379,708)	13,373	(121,711)

Net Assets as of December 31, 2011	$1,384,093	$805,019	$1,909,592

Investment income:
Dividends	45,612	15,168	54,941
Investment expenses:
Mortality and expense risk and other charges	15,925	12,367	29,655

Net investment income (loss)	29,687	2,801	25,286
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—
Realized gain (loss) on investments	51,897	23,299	16,277

Net realized capital gains (losses) on investments	51,897	23,299	16,277
Net change in unrealized appreciation (depreciation)	50,578	64,847	204,492

Net gain (loss) on investment	102,475	88,146	220,769
Increase (decrease) in net assets from operations	132,162	90,947	246,055

Increase (decrease) in net assets from contract transactions	(671,882)	(138,625)	(78,061)

Total increase (decrease) in net assets	(539,720)	(47,678)	167,994

Net Assets as of December 31, 2012	$844,373	$757,341	$2,077,586

See accompanying notes.

(1) See footnote 1

55

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA U (the Separate Account) is a segregated investment account of Western Reserve Life Assurance Co. of Ohio (WRL), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Premier® III Variable Annuity.

The TA AEGON U.S. Government Securities-PAM Fund was included in the Subaccount Investments by Mutual Fund listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust - Service Class	Transamerica Series Trust - Service Class
TA JPMorgan Core Bond	Transamerica JPMorgan Core Bond VP
TA Asset Allocation - Conservative	Transamerica Asset Allocation - Conservative VP
TA Asset Allocation - Growth	Transamerica Asset Allocation - Growth VP
TA Asset Allocation - Moderate	Transamerica Asset Allocation - Moderate VP
TA Asset Allocation - Moderate Growth	Transamerica Asset Allocation - Moderate Growth VP
TA International Moderate Growth	Transamerica International Moderate Growth VP
TA Clarion Global Real Estate Securities	Transamerica Clarion Global Real Estate Securities VP
TA JPMorgan Tactical Allocation	Transamerica JPMorgan Tactical Allocation VP
TA JPMorgan Enhanced Index	Transamerica JPMorgan Enhanced Index VP
TA BlackRock Large Cap Value	Transamerica BlackRock Large Cap Value VP
TA AEGON High Yield Bond	Transamerica AEGON High Yield Bond VP
TA MFS International Equity	Transamerica MFS International Equity VP
TA PIMCO Total Return	Transamerica PIMCO Total Return VP
TA Morgan Stanley Capital Growth	Transamerica Morgan Stanley Capital Growth VP
TA T.Rowe Price Small Cap	Transamerica T.Rowe Price Small Cap VP
TA Third Avenue Value	Transamerica Third Avenue Value VP
TA Multi-Managed Balanced	Transamerica Multi-Managed Balanced VP
TA AllianceBernstein Dynamic Allocation	Transamerica AllianceBernstein Dynamic Allocation VP
TA WMC Diversified Growth	Transamerica WMC Diversified Growth VP
TA AEGON Money Market	Transamerica AEGON Money Market VP
TA Systematic Small/Mid Cap Value	Transamerica Systematic Small/Mid Cap Value VP
TA AEGON U.S. Government Securities - PAM Fund	Transamerica AEGON U.S. Government Securities VP
TA AEGON U.S. Government Securities	Transamerica AEGON U.S. Government Securities VP
TA Morgan Stanley Mid-Cap Growth	Transamerica Morgan Stanley Mid-Cap Growth VP
TA Vanguard ETF Index - Balanced	Transamerica Index 50 VP
TA Vanguard ETF Index - Growth	Transamerica Index 75 VP

56

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued)

Subaccount	Mutual Fund
Transamerica Series Trust - Service Class	Transamerica Series Trust - Service Class
TA Efficient Markets	Transamerica Efficient Markets VP
TA Janus Balanced	Transamerica Janus Balanced VP
TA PIMCO Tactical-Growth	Transamerica PIMCO Tactical-Growth VP
TA PIMCO Tactical-Conservative	Transamerica PIMCO Tactical-Conservative VP
TA PIMCO Tactical-Balanced	Transamerica PIMCO Tactical-Balanced VP
TA Hanlon Income	Transamerica Hanlon Income VP
TA Vanguard ETF Index - Conservative	Transamerica Index 35 VP
TA Vanguard ETF Index - Aggressive Growth	Transamerica Index 100 VP
TA Jennison Growth	Transamerica Jennison Growth VP
TA AEGON Tactical Vanguard ETF-Growth	Transamerica AEGON Active Asset Allocation-Moderate Growth VP
TA AEGON Tactical Vanguard ETF-Balanced	Transamerica AEGON Active Asset Allocation-Moderate VP
TA AEGON Tactical Vanguard ETF-Conservative	Transamerica AEGON Active Asset Allocation-Conservative VP
TA Legg Mason Dynamic Allocation-Balanced	Transamerica Legg Mason Dynamic Allocation-Balanced VP
TA Legg Mason Dynamic Allocation-Growth	Transamerica Legg Mason Dynamic Allocation-Growth VP
TA Market Participation Strategy	Transamerica Market Participation Strategy VP
Fidelity® Variable Insurance Products Fund - Service Class 2	Fidelity® Variable Insurance Products Fund - Service Class 2
Fidelity - VIP Index 500	Fidelity VIP Index 500 Portfolio
ProFunds	ProFunds
ProFund VP Bull	ProFund VP Bull
ProFund VP Money Market	ProFund VP Money Market
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Japan	ProFund VP Japan
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Utilities	ProFund VP Utilities
ProFund VP Financials	ProFund VP Financials
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Mid-Cap	ProFund VP Mid-Cap

57

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued)

Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP International	ProFund VP International
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Short International	ProFund VP Short International
Access One Trust	Access One Trust
Access VP High Yield	Access VP High Yield FundSM
AllianceBernstein Variable Products Series Fund, Inc. - Class B	AllianceBernstein Variable Products Series Fund, Inc. - Class B
AllianceBernstein Balanced Wealth Strategy	AllianceBernstein Balanced Wealth Strategy Portfolio
Franklin Templeton Variable Insurance Products Trust - Class 4	Franklin Templeton Variable Insurance Products Trust - Class 4
Franklin Templeton VIP Founding Funds Allocation	Franklin Templeton VIP Founding Funds Allocation Fund

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Market Participation Strategy	September 17, 2012
TA AEGON Tactical Vanguard ETF-Balanced	May 1, 2012
TA Legg Mason Dynamic Allocation-Balanced	May 1, 2012
TA Legg Mason Dynamic Allocation-Growth	May 1, 2012
TA AEGON Tactical Vanguard ETF-Growth	December 8, 2011
TA AEGON Tactical Vanguard ETF-Conservative	December 8, 2011
TA Jennison Growth	April 29, 2010
TA Janus Balanced	November 19, 2009
TA PIMCO Tactical-Growth	November 19, 2009
TA PIMCO Tactical-Conservative	November 19, 2009
TA PIMCO Tactical-Balanced	November 19, 2009
TA Hanlon Income	November 19, 2009
TA Vanguard ETF Index - Conservative	November 19, 2009
TA Vanguard ETF Index - Aggressive Growth	November 19, 2009
TA Efficient Markets	November 10, 2008
AllianceBernstein Balanced Wealth Strategy	November 10, 2008
Franklin Templeton VIP Founding Funds Allocation	November 10, 2008
TA Vanguard ETF Index - Balanced	May 1, 2008
TA Vanguard ETF Index - Growth	May 1, 2008

The following subaccount name changes were made effective during the fiscal year ended December 31, 2012:

Mutual Fund	Formerly
TA PIMCO Tactical-Growth	TA Hanlon Growth
TA PIMCO Tactical-Conservative	TA Hanlon Growth & Income
TA PIMCO Tactical-Balanced	TA Hanlon Balanced

58

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2012.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividends

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

The financial statements included herein have been prepared in accordance with GAAP for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. This guidance is effective for annual periods beginning on or after December 15, 2011, which for the Separate Account was January 1, 2012. The adoption did not have a material impact on the financial statements.

59

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2012 were as follows:

Subaccount	Purchases	Sales
TA JPMorgan Core Bond	$4,698,331	$8,186,747
TA Asset Allocation - Conservative	14,593,684	19,238,928
TA Asset Allocation - Growth	7,618,618	15,698,726
TA Asset Allocation - Moderate	9,908,002	31,508,972
TA Asset Allocation - Moderate Growth	28,407,239	40,155,983
TA International Moderate Growth	1,316,477	3,153,898
TA Clarion Global Real Estate Securities	3,738,970	4,207,219
TA JPMorgan Tactical Allocation	3,121,511	3,545,698
TA JPMorgan Enhanced Index	3,044,930	2,373,980
TA BlackRock Large Cap Value	4,661,692	6,372,888
TA AEGON High Yield Bond	9,415,748	9,487,477
TA MFS International Equity	3,884,529	1,947,829
TA PIMCO Total Return	14,728,822	17,414,082
TA Morgan Stanley Capital Growth	1,858,531	1,800,597
TA T.Rowe Price Small Cap	8,237,287	7,475,411
TA Third Avenue Value	3,289,627	4,698,840
TA Multi-Managed Balanced	5,669,187	1,886,483
TA AllianceBernstein Dynamic Allocation	349,167	1,279,170
TA WMC Diversified Growth	2,209,956	4,774,089
TA AEGON Money Market	15,923,697	23,798,420
TA Systematic Small/Mid Cap Value	6,216,283	6,292,571
TA AEGON U.S. Government Securities - PAM Fund	23,799,555	64,821,984
TA AEGON U.S. Government Securities	3,938,078	5,615,667
TA Morgan Stanley Mid-Cap Growth	3,845,371	6,941,431
TA Vanguard ETF Index - Balanced	497,992	171,282
TA Vanguard ETF Index - Growth	609,400	532,174
TA Efficient Markets	114,166	174,371
TA Janus Balanced	322,203	686,595
TA PIMCO Tactical-Growth	18,481	263,593
TA PIMCO Tactical-Conservative	131,571	389,335
TA PIMCO Tactical-Balanced	284,393	684,266
TA Hanlon Income	1,541,132	3,706,622
TA Vanguard ETF Index - Conservative	2,798,822	204,064
TA Vanguard ETF Index - Aggressive Growth	59,797	10,037
TA Jennison Growth	2,797,905	4,245,085
TA AEGON Tactical Vanguard ETF-Growth	276,075	3,033,474

60

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

2. Investments (continued)

Subaccount	Purchases	Sales
TA AEGON Tactical Vanguard ETF-Balanced	$166,319	$7,000
TA AEGON Tactical Vanguard ETF-Conservative	3,199,037	1,110,712
TA Legg Mason Dynamic Allocation-Balanced	53,768	186
TA Legg Mason Dynamic Allocation-Growth	7,414	153
TA Market Participation Strategy	120	120
Fidelity - VIP Index 500	2,656,204	2,184,097
ProFund VP Bull	1,055,028	777,903
ProFund VP Money Market	10,750,446	14,264,386
ProFund VP NASDAQ-100	3,034,489	5,060,026
ProFund VP Short Small-Cap	272,345	289,931
ProFund VP Small-Cap	1,829,002	1,367,964
ProFund VP Japan	651,714	794,768
ProFund VP UltraSmall-Cap	1,020,231	1,234,026
ProFund VP Basic Materials	509,549	1,709,696
ProFund VP Pharmaceuticals	1,264,808	1,637,694
ProFund VP Telecommunications	1,412,852	597,581
ProFund VP Asia 30	1,488,979	1,205,707
ProFund VP Oil & Gas	1,234,057	2,034,287
ProFund VP U.S. Government Plus	2,327,067	1,409,274
ProFund VP Consumer Services	636,548	1,249,214
ProFund VP Precious Metals	2,315,637	2,849,398
ProFund VP Europe 30	921,113	112,080
ProFund VP Short NASDAQ-100	982,196	880,219
ProFund VP Utilities	733,990	1,823,535
ProFund VP Financials	1,949,927	1,963,040
ProFund VP Small-Cap Value	4,936,612	4,150,153
ProFund VP Mid-Cap	3,469,758	3,223,769
ProFund VP Short Emerging Markets	128,593	166,701
ProFund VP Falling U.S. Dollar	191,195	195,995
ProFund VP International	847,488	549,417
ProFund VP Emerging Markets	3,891,507	2,471,559
ProFund VP Short International	38,328	15,605
Access VP High Yield	483,924	1,126,121
AllianceBernstein Balanced Wealth Strategy	113,793	249,620
Franklin Templeton VIP Founding Funds Allocation	336,250	389,019

61

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

3. Change in Units

The changes in units outstanding were as follows:

	Year ended December 31,
	2012			2011
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA JPMorgan Core Bond	34,888	(2,540,307)	(2,505,419)	28,045	2,565,150	2,593,195
TA Asset Allocation - Conservative	422,105	(4,841,086)	(4,418,981)	905,524	(9,592,832)	(8,687,308)
TA Asset Allocation - Growth	307,048	(6,820,267)	(6,513,219)	1,318,544	(16,982,495)	(15,663,951)
TA Asset Allocation - Moderate	806,266	(18,138,707)	(17,332,441)	1,327,034	(20,585,509)	(19,258,475)
TA Asset Allocation - Moderate Growth	1,775,765	(12,726,248)	(10,950,483)	2,958,240	(49,105,654)	(46,147,414)
TA International Moderate Growth	220,256	(2,582,712)	(2,362,456)	323,156	(4,257,187)	(3,934,031)
TA Clarion Global Real Estate Securities	70,412	(438,919)	(368,507)	71,300	(1,223,715)	(1,152,415)
TA JPMorgan Tactical Allocation	42,471	(388,795)	(346,324)	100,918	(969,890)	(868,972)
TA JPMorgan Enhanced Index	50,365	452,248	502,613	18,151	253,265	271,416
TA BlackRock Large Cap Value	89,953	(1,447,759)	(1,357,806)	151,347	(790,971)	(639,624)
TA AEGON High Yield Bond	31,922	(368,393)	(336,471)	16,918	(1,408,117)	(1,391,199)
TA MFS International Equity	53,568	2,026,900	2,080,468	33,156	(1,254,221)	(1,221,065)
TA PIMCO Total Return	103,694	(2,541,131)	(2,437,437)	142,968	(919,924)	(776,956)
TA Morgan Stanley Capital Growth	11,678	(288,342)	(276,664)	71,154	(415,952)	(344,798)
TA T.Rowe Price Small Cap	40,204	159,448	199,652	34,137	(1,185,311)	(1,151,174)
TA Third Avenue Value	95,669	(1,160,537)	(1,064,868)	169,642	(2,246,927)	(2,077,285)
TA Multi-Managed Balanced	96,539	863,741	960,280	124,857	272,383	397,240
TA AllianceBernstein Dynamic Allocation	25,561	(767,650)	(742,089)	11,008	(342,180)	(331,172)
TA WMC Diversified Growth	127,149	(2,035,902)	(1,908,753)	96,225	1,717,552	1,813,777
TA AEGON Money Market	193,859	(7,587,699)	(7,393,840)	517,561	(2,418,498)	(1,900,937)
TA Systematic Small/Mid Cap Value	67,739	(1,540,123)	(1,472,384)	118,352	(1,563,321)	(1,444,969)
TA AEGON U.S. Government Securities - PAM Fund	—	(33,908,647)	(33,908,647)	—	30,931,487	30,931,487
TA AEGON U.S. Government Securities	92,207	(1,616,966)	(1,524,759)	276,881	(12,063,744)	(11,786,863)
TA Morgan Stanley Mid-Cap Growth	55,697	(2,440,299)	(2,384,602)	50,245	2,470,160	2,520,405
TA Vanguard ETF Index - Balanced	23,215	257,213	280,428	16,138	(65,407)	(49,269)

62

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

3. Change in Units (continued)

	Year ended December 31,
	2012			2011
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Vanguard ETF Index - Growth	29,197	(128,637)	(99,440)	1,133	16,467	17,600
TA Efficient Markets	13,582	(78,742)	(65,160)	12,301	114,079	126,380
TA Janus Balanced	13,604	(386,671)	(373,067)	79,984	(49,470)	30,514
TA PIMCO Tactical-Growth	4,900	(273,217)	(268,317)	5,903	68,801	74,704
TA PIMCO Tactical-Conservative	17,654	(300,735)	(283,081)	12,731	(335,148)	(322,417)
TA PIMCO Tactical-Balanced	28,833	(465,406)	(436,573)	27,256	(131,938)	(104,682)
TA Hanlon Income	35,304	(2,233,543)	(2,198,239)	251,617	(2,846,821)	(2,595,204)
TA Vanguard ETF Index - Conservative	10,707	2,278,569	2,289,276	46	102,648	102,694
TA Vanguard ETF Index - Aggressive Growth	96	40,551	40,647	411	19,383	19,794
TA Jennison Growth	30,663	(1,387,951)	(1,357,288)	25,884	1,092,566	1,118,450
TA AEGON Tactical Vanguard ETF-Growth	18,412	(2,652,550)	(2,634,138)	441	4,808,171	4,808,612
TA AEGON Tactical Vanguard ETF-Balanced	365	158,345	158,710	—	—	—
TA AEGON Tactical Vanguard ETF-Conservative	227	2,032,105	2,032,332	27	1,144,910	1,144,937
TA Legg Mason Dynamic Allocation-Balanced	14	53,095	53,109	—	—	—
TA Legg Mason Dynamic Allocation-Growth	14	7,271	7,285	—	—	—
TA Market Participation Strategy	12	(12)	—	—	—	—
Fidelity - VIP Index 500	137,374	152,192	289,566	122,632	(544,493)	(421,861)
ProFund VP Bull	1,842	308,895	310,737	1,001	(3,377,985)	(3,376,984)
ProFund VP Money Market	29,441	(3,623,095)	(3,593,654)	45,156	1,852,013	1,897,169
ProFund VP NASDAQ-100	12,332	(1,567,623)	(1,555,291)	15,147	773,759	788,906
ProFund VP Short Small-Cap	202	(16,043)	(15,841)	2,641	(78,629)	(75,988)
ProFund VP Small-Cap	6,951	487,810	494,761	3,121	(388,650)	(385,529)
ProFund VP Japan	1,852	(425,912)	(424,060)	2,923	245,190	248,113
ProFund VP UltraSmall-Cap	5,624	(528,397)	(522,773)	6,971	(1,009,895)	(1,002,924)
ProFund VP Basic Materials	14,481	(1,309,200)	(1,294,719)	11,597	(837,797)	(826,200)
ProFund VP Pharmaceuticals	3,548	(365,964)	(362,416)	1,419	480,498	481,917
ProFund VP Telecommunications	2,660	1,070,669	1,073,329	—	(814,047)	(814,047)

63

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

3. Change in Units (continued)

	Year ended December 31,
	2012			2011
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
ProFund VP Asia 30	24,203	180,670	204,873	22,198	(1,545,800)	(1,523,602)
ProFund VP Oil & Gas	22,809	(1,245,598)	(1,222,789)	39,002	(1,878,936)	(1,839,934)
ProFund VP U.S. Government Plus	5,537	433,312	438,849	7,205	(140,665)	(133,460)
ProFund VP Consumer Services	4,385	(584,062)	(579,677)	1,181	190,085	191,266
ProFund VP Precious Metals	45,015	(614,780)	(569,765)	37,560	(400,545)	(362,985)
ProFund VP Europe 30	192	1,079,363	1,079,555	598	(48,325)	(47,727)
ProFund VP Short NASDAQ-100	554	194,930	195,484	3,131	60,171	63,302
ProFund VP Utilities	5,641	(1,177,346)	(1,171,705)	9,804	562,974	572,778
ProFund VP Financials	14,032	(153,396)	(139,364)	7,645	(1,006,384)	(998,739)
ProFund VP Small-Cap Value	7,114	750,833	757,947	4,263	127,256	131,519
ProFund VP Mid-Cap	9,864	313,432	323,296	9,287	(30,825)	(21,538)
ProFund VP Short Emerging Markets	738	(89,099)	(88,361)	2,182	(213,694)	(211,512)
ProFund VP Falling U.S. Dollar	958	(5,241)	(4,283)	4,068	(26,853)	(22,785)
ProFund VP International	1,421	456,891	458,312	3,270	(3,596,458)	(3,593,188)
ProFund VP Emerging Markets	50,435	1,555,645	1,606,080	33,342	(5,501,540)	(5,468,198)
ProFund VP Short International	538	26,160	26,698	502	(20,735)	(20,233)
Access VP High Yield	1,961	(489,938)	(487,977)	3,678	(313,533)	(309,855)
AllianceBernstein Balanced Wealth Strategy	11,257	(109,308)	(98,051)	745	37,530	38,275
Franklin Templeton VIP Founding Funds Allocation	64	(59,037)	(58,973)	939	(45,156)	(44,217)

64

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan Core Bond
	12/31/2012	8,021,936	$1.46	to	$1.34	$11,511,964	2.24%	1.25%	to	2.15%	3.45%	to	2.54%
	12/31/2011	10,527,355	1.41	to	1.31	14,673,022	4.33	1.25	to	2.15	5.92	to	4.99
	12/31/2010	7,934,160	1.33	to	1.25	10,441,298	5.13	1.25	to	2.15	6.66	to	5.72
	12/31/2009	9,830,600	1.25	to	1.18	12,149,813	4.34	1.25	to	2.15	8.03	to	7.08
	12/31/2008	8,825,457	1.15	to	1.10	10,110,874	5.07	1.25	to	2.15	3.95	to	3.03
TA Asset Allocation - Conservative
	12/31/2012	60,843,006	1.36	to	1.26	81,925,032	2.96	1.25	to	2.15	5.87	to	4.93
	12/31/2011	65,261,987	1.29	to	1.20	83,188,888	2.44	1.25	to	2.15	1.10	to	0.21
	12/31/2010	73,949,295	1.27	to	1.20	93,303,023	3.09	1.25	to	2.15	7.36	to	6.42
	12/31/2009	81,765,943	1.19	to	1.12	96,208,900	4.29	1.25	to	2.15	23.36	to	22.28
	12/31/2008	69,595,065	0.96	to	0.92	66,482,160	3.11	1.25	to	2.15	(22.38)	to	(23.06)
TA Asset Allocation - Growth
	12/31/2012	44,782,789	1.31	to	1.21	57,760,002	1.04	1.25	to	2.15	11.00	to	10.01
	12/31/2011	51,296,008	1.18	to	1.10	59,708,651	0.87	1.25	to	2.15	(6.86)	to	(7.68)
	12/31/2010	66,959,959	1.26	to	1.19	83,797,274	0.85	1.25	to	2.15	13.23	to	12.24
	12/31/2009	74,347,165	1.12	to	1.06	82,281,502	2.38	1.25	to	2.15	27.94	to	26.82
	12/31/2008	82,963,378	0.87	to	0.84	71,875,957	2.52	1.25	to	2.15	(40.50)	to	(41.03)
TA Asset Allocation - Moderate
	12/31/2012	111,426,561	1.40	to	1.29	154,202,267	2.40	1.25	to	2.15	7.76	to	6.80
	12/31/2011	128,759,002	1.30	to	1.21	165,597,004	2.08	1.25	to	2.15	(0.94)	to	(1.81)
	12/31/2010	148,017,477	1.31	to	1.23	192,453,415	2.73	1.25	to	2.15	8.78	to	7.82
	12/31/2009	166,533,230	1.21	to	1.14	199,301,330	4.16	1.25	to	2.15	24.64	to	23.54
	12/31/2008	156,192,138	0.97	to	0.93	150,183,107	3.24	1.25	to	2.15	(27.11)	to	(27.75)
TA Asset Allocation - Moderate Growth
	12/31/2012	213,446,476	1.38	to	1.27	290,289,589	2.22	1.25	to	2.15	9.00	to	8.04
	12/31/2011	224,396,959	1.26	to	1.18	280,406,582	1.78	1.25	to	2.15	(3.48)	to	(4.33)
	12/31/2010	270,544,373	1.31	to	1.23	350,790,899	1.98	1.25	to	2.15	11.02	to	10.04
	12/31/2009	287,080,265	1.18	to	1.12	335,728,365	3.28	1.25	to	2.15	26.29	to	25.18
	12/31/2008	275,959,927	0.93	to	0.89	255,940,310	2.87	1.25	to	2.15	(33.75)	to	(34.34)
TA International Moderate Growth
	12/31/2012	24,858,293	0.98	to	0.93	24,225,719	2.73	1.25	to	2.15	11.09	to	10.10
	12/31/2011	27,220,749	0.88	to	0.84	23,900,048	1.84	1.25	to	2.15	(8.67)	to	(9.48)
	12/31/2010	31,154,780	0.97	to	0.93	29,984,086	2.46	1.25	to	2.15	8.88	to	7.92
	12/31/2009	34,129,767	0.89	to	0.86	30,202,216	2.59	1.25	to	2.15	27.73	to	26.60
	12/31/2008	33,357,260	0.70	to	0.68	23,136,168	2.39	1.25	to	2.15	(37.11)	to	(37.66)
TA Clarion Global Real Estate Securities
	12/31/2012	4,297,768	1.85	to	1.71	7,851,947	3.60	1.25	to	2.15	23.43	to	22.33
	12/31/2011	4,666,275	1.50	to	1.40	6,918,794	6.00	1.25	to	2.15	(7.17)	to	(7.98)
	12/31/2010	5,818,690	1.61	to	1.52	9,305,069	5.64	1.25	to	2.15	13.88	to	12.87
	12/31/2009	5,691,430	1.42	to	1.34	8,009,608	—	1.25	to	2.15	31.36	to	30.21
	12/31/2008	6,176,041	1.08	to	1.03	6,627,176	5.76	1.25	to	2.15	(43.21)	to	(43.71)

65

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan Tactical Allocation
	12/31/2012	5,974,893	$1.12	to	$1.03	$6,598,572	0.54%	1.25%	to	2.15%	6.13%	to	5.19%
	12/31/2011	6,321,217	1.05	to	0.98	6,582,130	1.41	1.25	to	2.15	2.17	to	1.27
	12/31/2010	7,190,189	1.03	to	0.97	7,333,540	3.02	1.25	to	2.15	(1.65)	to	(2.51)
	12/31/2009	8,783,444	1.05	to	0.99	9,124,402	2.70	1.25	to	2.15	2.66	to	1.76
	12/31/2008	8,639,739	1.02	to	0.98	8,753,086	4.14	1.25	to	2.15	(5.83)	to	(6.66)
TA JPMorgan Enhanced Index
	12/31/2012	3,199,192	1.31	to	1.21	4,139,084	0.89	1.25	to	2.15	14.65	to	13.64
	12/31/2011	2,696,579	1.14	to	1.06	3,053,837	1.26	1.25	to	2.15	(0.76)	to	(1.64)
	12/31/2010	2,425,163	1.15	to	1.08	2,769,104	1.44	1.25	to	2.15	13.44	to	12.44
	12/31/2009	1,278,020	1.01	to	0.96	1,283,501	1.66	1.25	to	2.15	27.72	to	26.59
	12/31/2008	1,230,267	0.79	to	0.76	968,795	5.43	1.25	to	2.15	(38.30)	to	(38.84)
TA BlackRock Large Cap Value
	12/31/2012	8,674,734	1.38	to	1.28	11,859,090	1.49	1.25	to	2.15	10.09	to	9.11
	12/31/2011	10,032,540	1.26	to	1.17	12,473,992	1.44	1.25	to	2.15	1.19	to	0.30
	12/31/2010	10,672,164	1.24	to	1.17	13,125,166	0.73	1.25	to	2.15	8.79	to	7.83
	12/31/2009	7,848,714	1.14	to	1.08	8,887,664	1.05	1.25	to	2.15	12.31	to	11.32
	12/31/2008	5,632,996	1.02	to	0.97	5,685,388	0.60	1.25	to	2.15	(34.88)	to	(35.46)
TA AEGON High Yield Bond
	12/31/2012	6,263,033	1.65	to	1.53	10,217,275	6.08	1.25	to	2.15	15.65	to	14.62
	12/31/2011	6,599,504	1.43	to	1.33	9,334,558	4.60	1.25	to	2.15	3.25	to	2.34
	12/31/2010	7,990,703	1.39	to	1.30	10,970,188	15.71	1.25	to	2.15	10.78	to	9.81
	12/31/2009	6,181,269	1.25	to	1.19	7,680,613	11.91	1.25	to	2.15	45.04	to	43.77
	12/31/2008	1,115,203	0.86	to	0.83	954,891	8.10	1.25	to	2.15	(26.39)	to	(27.04)
TA MFS International Equity
	12/31/2012	4,088,869	0.97	to	0.93	3,952,706	1.33	1.25	to	2.15	20.36	to	19.30
	12/31/2011	2,008,401	0.81	to	0.78	1,613,665	0.92	1.25	to	2.15	(11.33)	to	(12.11)
	12/31/2010	3,229,466	0.91	to	0.88	2,927,323	1.53	1.25	to	2.15	8.94	to	7.99
	12/31/2009	2,931,282	0.84	to	0.82	2,443,378	2.26	1.25	to	2.15	30.61	to	29.45
	12/31/2008	2,685,482	0.64	to	0.63	1,716,936	5.78	1.25	to	2.15	(36.34)	to	(36.90)
TA PIMCO Total Return
	12/31/2012	18,302,519	1.45	to	1.34	26,311,357	3.92	1.25	to	2.15	5.99	to	5.05
	12/31/2011	20,739,956	1.37	to	1.28	28,167,757	2.46	1.25	to	2.15	4.64	to	3.72
	12/31/2010	21,516,912	1.31	to	1.23	27,947,578	4.04	1.25	to	2.15	5.62	to	4.68
	12/31/2009	19,070,157	1.24	to	1.18	23,496,283	6.87	1.25	to	2.15	14.32	to	13.31
	12/31/2008	12,108,846	1.08	to	1.04	13,053,294	6.24	1.25	to	2.15	(4.27)	to	(5.12)
TA Morgan Stanley Capital Growth
	12/31/2012	1,876,036	1.29	to	1.19	2,388,603	—	1.25	to	2.15	13.77	to	12.77
	12/31/2011	2,152,700	1.13	to	1.06	2,415,206	—	1.25	to	2.15	(7.15)	to	(7.96)
	12/31/2010	2,497,498	1.22	to	1.15	3,023,299	0.64	1.25	to	2.15	25.52	to	24.41
	12/31/2009	2,072,473	0.97	to	0.92	1,999,520	2.09	1.25	to	2.15	25.99	to	24.88
	12/31/2008	2,405,059	0.77	to	0.74	1,844,478	1.66	1.25	to	2.15	(37.33)	to	(37.88)

66

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA T.Rowe Price Small Cap
	12/31/2012	2,632,951	$1.64	to	$1.51	$4,250,199	—%	1.25%	to	2.15%	13.98%	to	12.97%
	12/31/2011	2,433,299	1.43	to	1.34	3,454,691	—	1.25	to	2.15	0.26	to	(0.62)
	12/31/2010	3,584,473	1.43	to	1.35	5,084,940	—	1.25	to	2.15	32.41	to	31.24
	12/31/2009	2,991,922	1.08	to	1.03	3,213,556	—	1.25	to	2.15	36.62	to	35.42
	12/31/2008	2,717,751	0.79	to	0.76	2,137,785	1.43	1.25	to	2.15	(37.19)	to	(37.75)
TA Third Avenue Value
	12/31/2012	6,695,800	1.39	to	1.28	9,188,993	—	1.25	to	2.15	19.04	to	17.99
	12/31/2011	7,760,668	1.17	to	1.09	8,955,064	4.20	1.25	to	2.15	(15.55)	to	(16.29)
	12/31/2010	9,837,953	1.38	to	1.30	13,459,474	2.63	1.25	to	2.15	13.74	to	12.74
	12/31/2009	11,939,473	1.21	to	1.15	14,374,054	—	1.25	to	2.15	32.86	to	31.69
	12/31/2008	12,834,585	0.91	to	0.87	11,647,931	4.45	1.25	to	2.15	(42.01)	to	(42.53)
TA Multi-Managed Balanced
	12/31/2012	10,078,325	1.59	to	1.47	15,894,061	1.46	1.25	to	2.15	11.00	to	10.02
	12/31/2011	9,118,045	1.44	to	1.34	12,955,299	2.10	1.25	to	2.15	2.47	to	1.57
	12/31/2010	8,720,805	1.40	to	1.32	12,106,435	0.42	1.25	to	2.15	22.35	to	21.28
	12/31/2009	6,169,892	1.15	to	1.09	7,007,499	1.72	1.25	to	2.15	24.38	to	23.29
	12/31/2008	4,574,039	0.92	to	0.88	4,185,469	1.77	1.25	to	2.15	(33.41)	to	(34.00)
TA AllianceBernstein Dynamic Allocation
	12/31/2012	1,265,911	1.28	to	1.18	1,607,592	0.68	1.25	to	2.15	4.48	to	3.56
	12/31/2011	2,008,000	1.23	to	1.14	2,436,979	0.68	1.25	to	2.15	0.41	to	(0.47)
	12/31/2010	2,339,172	1.22	to	1.15	2,829,143	5.06	1.25	to	2.15	7.80	to	6.85
	12/31/2009	1,872,579	1.13	to	1.07	2,103,837	3.15	1.25	to	2.15	29.55	to	28.40
	12/31/2008	1,619,091	0.87	to	0.84	1,407,384	4.94	1.25	to	2.15	(37.78)	to	(38.33)
TA WMC Diversified Growth
	12/31/2012	11,245,578	1.33	to	1.23	14,708,806	0.11	1.25	to	2.15	11.46	to	10.47
	12/31/2011	13,154,331	1.19	to	1.11	15,464,167	0.27	1.25	to	2.15	(5.11)	to	(5.95)
	12/31/2010	11,340,554	1.25	to	1.18	14,072,475	0.30	1.25	to	2.15	16.03	to	15.01
	12/31/2009	13,005,282	1.08	to	1.03	13,931,793	0.49	1.25	to	2.15	27.31	to	26.19
	12/31/2008	12,633,660	0.85	to	0.81	10,648,791	—	1.25	to	2.15	(46.84)	to	(47.31)
TA AEGON Money Market
	12/31/2012	18,525,733	1.03	to	0.96	18,909,644	—	1.25	to	2.15	(1.23)	to	(2.11)
	12/31/2011	25,919,573	1.05	to	0.98	26,784,275	0.01	1.25	to	2.15	(1.23)	to	(2.09)
	12/31/2010	27,820,510	1.06	to	1.00	29,192,661	0.01	1.25	to	2.15	(1.23)	to	(2.10)
	12/31/2009	38,763,945	1.07	to	1.02	41,246,588	0.04	1.25	to	2.15	(1.22)	to	(2.09)
	12/31/2008	69,914,935	1.09	to	1.04	75,404,902	1.96	1.25	to	2.15	0.90	to	0.01
TA Systematic Small/Mid Cap Value
	12/31/2012	5,582,158	2.09	to	1.93	11,538,458	0.26	1.25	to	2.15	14.60	to	13.59
	12/31/2011	7,054,542	1.82	to	1.70	12,726,542	0.04	1.25	to	2.15	(4.06)	to	(4.90)
	12/31/2010	8,499,511	1.90	to	1.79	16,004,584	0.57	1.25	to	2.15	28.45	to	27.32
	12/31/2009	9,476,856	1.48	to	1.41	13,901,798	2.90	1.25	to	2.15	41.14	to	39.89
	12/31/2008	9,736,221	1.05	to	1.01	10,129,724	1.73	1.25	to	2.15	(41.78)	to	(42.30)

67

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA AEGON U.S. Government Securities - PAM Fund
	12/31/2012		66,178,165	$1.33	to	$1.23	$86,885,848	1.51%	1.25%	to	2.15%	3.56%	to	2.65%
	12/31/2011		100,086,812	1.28	to	1.20	127,157,916	3.06	1.25	to	2.15	5.96	to	5.03
	12/31/2010		69,155,325	1.21	to	1.14	83,038,548	3.10	1.25	to	2.15	2.94	to	2.03
	12/31/2009		120,763,143	1.18	to	1.12	141,080,909	2.15	1.25	to	2.15	2.91	to	2.00
	12/31/2008		191,477,319	1.14	to	1.10	217,670,592	1.54	1.25	to	2.15	6.09	to	5.15
TA AEGON U.S. Government Securities
	12/31/2012		7,798,217	1.33	to	1.23	10,255,682	1.45	1.25	to	2.15	3.56	to	2.65
	12/31/2011		9,322,976	1.28	to	1.20	11,854,075	1.94	1.25	to	2.15	5.96	to	5.03
	12/31/2010		21,109,839	1.21	to	1.14	25,431,651	2.61	1.25	to	2.15	2.94	to	2.03
	12/31/2009		19,281,067	1.18	to	1.12	22,570,696	2.26	1.25	to	2.15	2.91	to	2.00
	12/31/2008		16,854,551	1.14	to	1.10	25,893,172	2.57	1.25	to	2.15	6.09	to	5.15
TA Morgan Stanley Mid-Cap Growth
	12/31/2012		4,659,322	1.55	to	1.43	7,147,066	—	1.25	to	2.15	7.43	to	6.47
	12/31/2011		7,043,924	1.44	to	1.35	10,069,813	0.18	1.25	to	2.15	(8.06)	to	(8.87)
	12/31/2010		4,523,519	1.57	to	1.48	7,038,819	0.02	1.25	to	2.15	31.93	to	30.77
	12/31/2009		2,871,590	1.19	to	1.13	3,394,567	—	1.25	to	2.15	58.14	to	56.75
	12/31/2008		2,448,156	0.75	to	0.72	1,832,575	2.05	1.25	to	2.15	(47.10)	to	(47.57)
TA Vanguard ETF Index - Balanced
	12/31/2012		995,119	1.11	to	1.06	1,095,340	1.25	1.25	to	2.15	7.05	to	6.10
	12/31/2011		714,691	1.03	to	1.00	734,327	1.05	1.25	to	2.15	0.22	to	(0.66)
	12/31/2010		763,960	1.03	to	1.01	784,502	1.03	1.25	to	2.15	9.33	to	8.36
	12/31/2009		867,222	0.94	to	0.93	815,734	0.33	1.25	to	2.15	15.09	to	14.08
	12/31/2008	(1)	407,475	0.82	to	0.81	333,575	—	1.25	to	2.15	(18.08)	to	(18.57)
TA Vanguard ETF Index - Growth
	12/31/2012		2,136,722	1.06	to	1.01	2,247,159	1.50	1.25	to	2.15	10.17	to	9.19
	12/31/2011		2,236,162	0.96	to	0.93	2,137,073	1.49	1.25	to	2.15	(2.35)	to	(3.21)
	12/31/2010		2,218,562	0.98	to	0.96	2,173,109	1.13	1.25	to	2.15	11.61	to	10.63
	12/31/2009		1,789,368	0.88	to	0.87	1,571,591	0.40	1.25	to	2.15	21.66	to	20.59
	12/31/2008	(1)	1,609,851	0.72	to	0.72	1,163,009	—	1.25	to	2.15	(27.70)	to	(28.13)
TA Efficient Markets
	12/31/2012		545,977	1.43	to	1.38	780,433	1.23	1.25	to	2.15	10.81	to	9.83
	12/31/2011		611,137	1.29	to	1.26	789,150	0.74	1.25	to	2.15	(3.40)	to	(4.25)
	12/31/2010		484,757	1.34	to	1.31	648,352	0.65	1.25	to	2.15	10.99	to	10.01
	12/31/2009		253,723	1.21	to	1.20	306,182	0.04	1.25	to	2.15	16.41	to	15.38
	12/31/2008	(1)	201,107	1.04	to	1.04	208,586	—	1.25	to	2.15	3.72	to	3.59
TA Janus Balanced
	12/31/2012		934,183	0.98	to	0.96	916,003	—	1.25	to	2.15	11.10	to	10.12
	12/31/2011		1,307,250	0.88	to	0.87	1,154,702	0.16	1.25	to	2.15	(11.91)	to	(12.69)
	12/31/2010		1,276,736	1.00	to	0.99	1,280,637	0.14	1.25	to	2.15	1.83	to	0.93
	12/31/2009	(1)	438,881	0.99	to	0.99	432,758	—	1.25	to	2.15	(0.05)	to	(0.15)

68

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA PIMCO Tactical-Growth
	12/31/2012		565,055	$0.87	to	$0.85	$489,810	0.42%	1.25%	to	2.15%	(0.56)%	to	(1.44)%
	12/31/2011		833,372	0.87	to	0.86	727,774	1.50	1.25	to	2.15	(12.70)	to	(13.47)
	12/31/2010		758,668	1.00	to	0.99	759,543	0.98	1.25	to	2.15	(1.93)	to	(2.79)
	12/31/2009	(1)	425,658	1.02	to	1.02	434,817	—	1.25	to	2.15	2.53	to	2.43
TA PIMCO Tactical-Conservative
	12/31/2012		931,905	0.91	to	0.88	841,452	1.22	1.25	to	2.15	0.26	to	(0.62)
	12/31/2011		1,214,986	0.90	to	0.89	1,095,279	1.27	1.25	to	2.15	(8.60)	to	(9.40)
	12/31/2010		1,537,403	0.99	to	0.98	1,518,332	0.63	1.25	to	2.15	(3.32)	to	(4.18)
	12/31/2009	(1)	694,028	1.02	to	1.02	709,748	—	1.25	to	2.15	2.55	to	2.45
TA PIMCO Tactical-Balanced
	12/31/2012		1,067,881	0.93	to	0.90	984,072	1.64	1.25	to	2.15	(0.27)	to	(1.15)
	12/31/2011		1,504,454	0.93	to	0.91	1,392,249	1.20	1.25	to	2.15	(4.60)	to	(5.44)
	12/31/2010		1,609,136	0.97	to	0.96	1,563,934	0.39	1.25	to	2.15	(4.66)	to	(5.49)
	12/31/2009	(1)	390,605	1.02	to	1.02	398,768	—	1.25	to	2.15	2.28	to	2.18
TA Hanlon Income
	12/31/2012		7,709,061	1.03	to	1.00	7,916,778	2.04	1.25	to	2.15	2.18	to	1.28
	12/31/2011		9,907,300	1.01	to	0.99	9,971,898	1.56	1.25	to	2.15	1.66	to	0.77
	12/31/2010		12,502,504	0.99	to	0.98	12,394,380	0.20	1.25	to	2.15	(1.12)	to	(1.99)
	12/31/2009	(1)	3,847,061	1.00	to	1.00	3,862,004	—	1.25	to	2.15	0.40	to	0.30
TA Vanguard ETF Index - Conservative
	12/31/2012		2,607,925	1.16	to	1.13	3,012,968	1.40	1.25	to	2.15	5.29	to	4.36
	12/31/2011		318,649	1.10	to	1.08	349,138	0.62	1.25	to	2.15	1.90	to	1.01
	12/31/2010		215,955	1.08	to	1.07	232,442	0.03	1.25	to	2.15	8.07	to	7.12
	12/31/2009	(1)	—	1.00	to	1.00	—	—	1.25	to	2.15	(0.14)	to	(0.24)
TA Vanguard ETF Index - Aggressive Growth
	12/31/2012		88,340	1.26	to	1.23	111,139	0.99	1.25	to	2.15	15.12	to	14.10
	12/31/2011		47,693	1.10	to	1.08	52,208	0.60	1.25	to	2.15	(5.10)	to	(5.94)
	12/31/2010		27,899	1.16	to	1.15	32,213	—	1.25	to	2.15	12.99	to	12.00
	12/31/2009	(1)	—	1.02	to	1.02	—	—	1.25	to	2.15	2.45	to	2.35
TA Jennison Growth
	12/31/2012		2,487,140	1.17	to	1.15	2,910,972	—	1.25	to	2.15	13.98	to	12.97
	12/31/2011		3,844,428	1.03	to	1.02	3,953,971	—	1.25	to	2.15	(1.99)	to	(2.86)
	12/31/2010	(1)	2,725,978	1.05	to	1.05	2,864,177	0.03	1.25	to	2.15	5.17	to	4.55
TA AEGON Tactical Vanguard ETF-Growth
	12/31/2012		2,174,474	1.08	to	1.07	2,353,468	0.66	1.25	to	2.15	9.58	to	8.61
	12/31/2011	(1)	4,808,612	0.99	to	0.99	4,753,791	—	1.25	to	2.15	(1.14)	to	(1.19)
TA AEGON Tactical Vanguard ETF-Balanced
	12/31/2012	(1)	158,710	1.02	to	1.02	162,014	0.06	1.25	to	2.15	—	to	—
TA AEGON Tactical Vanguard ETF-Conservative
	12/31/2012		3,177,269	1.06	to	1.05	3,366,450	0.49	1.25	to	2.15	5.46	to	4.52
	12/31/2011	(1)	1,144,937	1.01	to	1.00	1,151,056	—	1.25	to	2.15	0.54	to	0.49

69

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Legg Mason Dynamic Allocation-Balanced
	12/31/2012	(1)	53,109	$1.01	to	$1.00	$53,529	—%	1.25%	to	2.15%	—%	to	—%
TA Legg Mason Dynamic Allocation-Growth
	12/31/2012	(1)	7,285	1.01	to	1.00	7,326	—	1.25	to	2.15	—	to	—
TA Market Participation Strategy
	12/31/2012	(1)	—	#N/A	to	#N/A	—	—	#N/A	to	#N/A	#N/A	to	#N/A
Fidelity - VIP Index 500
	12/31/2012		3,360,383	1.32	to	1.22	4,417,740	2.10	1.25	to	2.15	14.20	to	13.19
	12/31/2011		3,070,817	1.16	to	1.08	3,535,778	1.62	1.25	to	2.15	0.53	to	(0.35)
	12/31/2010		3,492,678	1.15	to	1.08	4,006,365	1.71	1.25	to	2.15	13.31	to	12.32
	12/31/2009		3,661,133	1.02	to	0.97	3,709,532	2.57	1.25	to	2.15	24.74	to	23.64
	12/31/2008		2,917,051	0.82	to	0.78	2,369,742	1.78	1.25	to	2.15	(37.94)	to	(38.49)
ProFund VP Bull
	12/31/2012		896,567	0.89	to	0.85	794,651	—	1.25	to	2.15	12.48	to	11.48
	12/31/2011		585,830	0.80	to	0.76	463,769	—	1.25	to	2.15	(1.23)	to	(2.10)
	12/31/2010		3,962,814	0.81	to	0.78	3,177,909	0.16	1.25	to	2.15	11.19	to	10.21
	12/31/2009		7,352,692	0.72	to	0.71	5,310,349	1.48	1.25	to	2.15	22.81	to	21.73
	12/31/2008		225,928	0.59	to	0.58	133,231	—	1.25	to	2.15	(38.44)	to	(38.99)
ProFund VP Money Market
	12/31/2012		3,522,716	0.96	to	0.91	3,362,382	0.02	1.25	to	2.15	(1.22)	to	(2.10)
	12/31/2011		7,116,370	0.97	to	0.93	6,876,303	0.02	1.25	to	2.15	(1.22)	to	(2.08)
	12/31/2010		5,219,201	0.98	to	0.95	5,120,723	0.02	1.25	to	2.15	(1.21)	to	(2.08)
	12/31/2009		11,083,896	1.00	to	0.97	11,008,933	0.04	1.25	to	2.15	(1.20)	to	(2.07)
	12/31/2008		19,653,228	1.01	to	1.00	19,782,946	0.79	1.25	to	2.15	(0.41)	to	(1.29)
ProFund VP NASDAQ-100
	12/31/2012		661,126	1.22	to	1.16	801,458	—	1.25	to	2.15	14.79	to	13.77
	12/31/2011		2,216,417	1.06	to	1.02	2,338,345	—	1.25	to	2.15	0.21	to	(0.68)
	12/31/2010		1,427,511	1.06	to	1.03	1,503,034	—	1.25	to	2.15	16.79	to	15.76
	12/31/2009		1,262,736	0.91	to	0.89	1,139,258	—	1.25	to	2.15	50.13	to	48.81
	12/31/2008		570,941	0.60	to	0.60	344,594	—	1.25	to	2.15	(43.20)	to	(43.70)
ProFund VP Short Small-Cap
	12/31/2012		129,578	0.45	to	0.43	57,502	—	1.25	to	2.15	(19.97)	to	(20.68)
	12/31/2011		145,419	0.56	to	0.54	80,639	—	1.25	to	2.15	(10.21)	to	(11.00)
	12/31/2010		221,407	0.62	to	0.60	136,759	—	1.25	to	2.15	(29.82)	to	(30.44)
	12/31/2009		198,179	0.89	to	0.87	174,785	1.22	1.25	to	2.15	(33.21)	to	(33.80)
	12/31/2008		278,983	1.33	to	1.31	369,453	3.45	1.25	to	2.15	22.55	to	21.46
ProFund VP Small-Cap
	12/31/2012		799,214	0.94	to	0.89	742,725	—	1.25	to	2.15	13.33	to	12.32
	12/31/2011		304,453	0.83	to	0.79	250,909	—	1.25	to	2.15	(6.82)	to	(7.64)
	12/31/2010		689,982	0.89	to	0.86	609,263	—	1.25	to	2.15	23.25	to	22.16
	12/31/2009		242,728	0.72	to	0.70	174,153	—	1.25	to	2.15	24.51	to	23.42
	12/31/2008		110,458	0.58	to	0.57	63,691	0.08	1.25	to	2.15	(36.20)	to	(36.77)

70

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Japan
	12/31/2012	264,392	$0.52	to	$0.50	$138,602	—%	1.25%	to	2.15%	21.42%	to	20.35%
	12/31/2011	688,452	0.43	to	0.42	295,691	—	1.25	to	2.15	(19.54)	to	(20.25)
	12/31/2010	440,339	0.54	to	0.52	236,022	—	1.25	to	2.15	(7.69)	to	(8.50)
	12/31/2009	715,694	0.58	to	0.57	415,929	0.36	1.25	to	2.15	8.97	to	8.01
	12/31/2008	38,482	0.53	to	0.53	20,489	8.69	1.25	to	2.15	(41.58)	to	(42.09)
ProFund VP UltraSmall-Cap
	12/31/2012	509,468	0.62	to	0.59	312,633	—	1.25	to	2.15	27.91	to	26.78
	12/31/2011	1,032,241	0.48	to	0.46	495,414	—	1.25	to	2.15	(19.83)	to	(20.54)
	12/31/2010	2,035,165	0.60	to	0.58	1,217,061	—	1.25	to	2.15	46.61	to	45.32
	12/31/2009	1,293,530	0.41	to	0.40	527,755	0.07	1.25	to	2.15	38.45	to	37.22
	12/31/2008	5,181,447	0.30	to	0.29	1,526,886	0.19	1.25	to	2.15	(66.61)	to	(66.90)
ProFund VP Basic Materials
	12/31/2012	598,854	0.97	to	0.93	580,137	0.39	1.25	to	2.15	7.14	to	6.19
	12/31/2011	1,893,573	0.91	to	0.87	1,709,318	0.13	1.25	to	2.15	(17.19)	to	(17.91)
	12/31/2010	2,719,773	1.10	to	1.06	2,968,357	0.60	1.25	to	2.15	28.10	to	26.97
	12/31/2009	3,484,097	0.86	to	0.84	2,974,600	0.79	1.25	to	2.15	60.37	to	58.95
	12/31/2008	1,723,881	0.53	to	0.53	918,402	0.28	1.25	to	2.15	(52.03)	to	(52.45)
ProFund VP Pharmaceuticals
	12/31/2012	344,503	1.15	to	1.10	393,654	1.57	1.25	to	2.15	10.47	to	9.49
	12/31/2011	706,919	1.04	to	1.01	733,038	0.74	1.25	to	2.15	14.70	to	13.69
	12/31/2010	225,002	0.91	to	0.88	203,463	9.62	1.25	to	2.15	(0.76)	to	(1.64)
	12/31/2009	310,078	0.92	to	0.90	283,307	1.89	1.25	to	2.15	15.45	to	14.44
	12/31/2008	515,558	0.80	to	0.79	408,900	4.25	1.25	to	2.15	(20.51)	to	(21.21)
ProFund VP Telecommunications
	12/31/2012	1,139,793	0.87	to	0.83	974,632	3.24	1.25	to	2.15	15.07	to	14.05
	12/31/2011	66,464	0.75	to	0.73	49,750	4.28	1.25	to	2.15	0.61	to	(0.27)
	12/31/2010	880,511	0.75	to	0.73	652,709	5.20	1.25	to	2.15	14.26	to	13.25
	12/31/2009	81,977	0.66	to	0.64	53,510	9.10	1.25	to	2.15	5.99	to	5.06
	12/31/2008	19,355	0.62	to	0.61	11,958	0.65	1.25	to	2.15	(35.23)	to	(35.81)
ProFund VP Asia 30
	12/31/2012	1,525,290	0.80	to	0.76	1,212,187	—	1.25	to	2.15	14.05	to	13.03
	12/31/2011	1,320,417	0.70	to	0.68	920,972	0.04	1.25	to	2.15	(27.90)	to	(28.53)
	12/31/2010	2,844,019	0.97	to	0.94	2,753,631	0.09	1.25	to	2.15	12.50	to	11.51
	12/31/2009	4,114,320	0.87	to	0.85	3,546,588	1.05	1.25	to	2.15	52.30	to	50.95
	12/31/2008	1,451,848	0.57	to	0.56	822,315	0.94	1.25	to	2.15	(51.43)	to	(51.86)
ProFund VP Oil & Gas
	12/31/2012	1,606,037	0.93	to	0.88	1,475,138	0.15	1.25	to	2.15	1.62	to	0.72
	12/31/2011	2,828,826	0.91	to	0.88	2,560,157	0.15	1.25	to	2.15	0.99	to	0.10
	12/31/2010	4,668,760	0.90	to	0.88	4,189,114	0.41	1.25	to	2.15	16.31	to	15.28
	12/31/2009	4,135,568	0.78	to	0.76	3,198,315	—	1.25	to	2.15	14.07	to	13.07
	12/31/2008	2,870,365	0.68	to	0.67	1,947,814	—	1.25	to	2.15	(37.73)	to	(38.28)

71

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP U.S. Government Plus
	12/31/2012	1,086,274	$1.64	to	$1.56	$1,770,839	—%	1.25%	to	2.15%	(0.28)%	to	(1.16)%
	12/31/2011	647,425	1.64	to	1.58	1,059,159	0.15	1.25	to	2.15	41.75	to	40.51
	12/31/2010	780,885	1.16	to	1.13	901,891	0.46	1.25	to	2.15	8.76	to	7.80
	12/31/2009	979,015	1.07	to	1.04	1,039,949	0.05	1.25	to	2.15	(33.45)	to	(34.04)
	12/31/2008	1,923,740	1.60	to	1.59	3,072,075	1.36	1.25	to	2.15	47.91	to	46.60
ProFund VP Consumer Services
	12/31/2012	96,576	1.21	to	1.15	115,835	—	1.25	to	2.15	20.59	to	19.52
	12/31/2011	676,253	1.00	to	0.96	672,043	—	1.25	to	2.15	4.20	to	3.28
	12/31/2010	484,987	0.96	to	0.93	463,740	—	1.25	to	2.15	19.89	to	18.84
	12/31/2009	82,931	0.80	to	0.79	66,232	—	1.25	to	2.15	29.19	to	28.05
	12/31/2008	55,429	0.62	to	0.61	34,347	—	1.25	to	2.15	(32.23)	to	(32.83)
ProFund VP Precious Metals
	12/31/2012	2,290,343	0.95	to	0.91	2,164,415	—	1.25	to	2.15	(15.61)	to	(16.35)
	12/31/2011	2,860,108	1.13	to	1.09	3,207,071	—	1.25	to	2.15	(20.21)	to	(20.91)
	12/31/2010	3,223,093	1.41	to	1.37	4,538,908	—	1.25	to	2.15	31.29	to	30.13
	12/31/2009	2,616,460	1.08	to	1.06	2,810,008	0.89	1.25	to	2.15	33.66	to	32.48
	12/31/2008	2,402,895	0.81	to	0.80	1,932,702	3.31	1.25	to	2.15	(31.62)	to	(32.22)
ProFund VP Europe 30
	12/31/2012	1,135,524	0.78	to	0.75	884,503	1.55	1.25	to	2.15	15.15	to	14.13
	12/31/2011	55,969	0.68	to	0.65	37,678	0.29	1.25	to	2.15	(10.01)	to	(10.80)
	12/31/2010	103,696	0.75	to	0.73	77,913	1.36	1.25	to	2.15	1.37	to	0.47
	12/31/2009	234,891	0.74	to	0.73	174,412	2.54	1.25	to	2.15	30.66	to	29.51
	12/31/2008	180,100	0.57	to	0.56	102,283	1.95	1.25	to	2.15	(44.70)	to	(45.19)
ProFund VP Short NASDAQ-100
	12/31/2012	473,147	0.46	to	0.44	216,769	—	1.25	to	2.15	(19.80)	to	(20.52)
	12/31/2011	277,663	0.57	to	0.55	158,711	—	1.25	to	2.15	(11.58)	to	(12.36)
	12/31/2010	214,361	0.65	to	0.63	138,616	—	1.25	to	2.15	(22.16)	to	(22.85)
	12/31/2009	353,391	0.83	to	0.82	293,809	0.95	1.25	to	2.15	(41.39)	to	(41.91)
	12/31/2008	439,716	1.42	to	1.41	625,526	3.08	1.25	to	2.15	46.33	to	45.04
ProFund VP Utilities
	12/31/2012	1,137,750	0.97	to	0.92	1,086,119	1.95	1.25	to	2.15	(1.10)	to	(1.98)
	12/31/2011	2,309,455	0.98	to	0.94	2,236,354	2.20	1.25	to	2.15	16.06	to	15.04
	12/31/2010	1,736,677	0.84	to	0.82	1,454,508	2.53	1.25	to	2.15	4.64	to	3.72
	12/31/2009	1,763,332	0.80	to	0.79	1,416,457	4.03	1.25	to	2.15	9.37	to	8.40
	12/31/2008	1,097,498	0.74	to	0.73	806,541	2.15	1.25	to	2.15	(31.56)	to	(32.16)
ProFund VP Financials
	12/31/2012	459,671	0.55	to	0.53	251,486	0.24	1.25	to	2.15	23.18	to	22.09
	12/31/2011	599,035	0.45	to	0.43	266,809	—	1.25	to	2.15	(14.89)	to	(15.64)
	12/31/2010	1,597,774	0.53	to	0.51	835,292	0.28	1.25	to	2.15	9.56	to	8.60
	12/31/2009	1,968,915	0.48	to	0.47	941,266	2.29	1.25	to	2.15	13.59	to	12.59
	12/31/2008	1,916,522	0.42	to	0.42	807,052	1.74	1.25	to	2.15	(51.16)	to	(51.59)

72

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Small-Cap Value
	12/31/2012	1,057,704	$0.98	to	$0.93	$1,030,071	—%	1.25%	to	2.15%	14.72%	to	13.70%
	12/31/2011	299,757	0.85	to	0.82	255,184	—	1.25	to	2.15	(5.28)	to	(6.12)
	12/31/2010	168,238	0.90	to	0.87	150,443	0.14	1.25	to	2.15	20.59	to	19.54
	12/31/2009	723,977	0.75	to	0.73	538,314	0.14	1.25	to	2.15	18.92	to	17.87
	12/31/2008	747,547	0.63	to	0.62	468,268	—	1.25	to	2.15	(31.54)	to	(32.15)
ProFund VP Mid-Cap
	12/31/2012	1,203,339	1.03	to	0.98	1,232,806	—	1.25	to	2.15	14.11	to	13.10
	12/31/2011	880,043	0.90	to	0.87	791,309	—	1.25	to	2.15	(5.36)	to	(6.20)
	12/31/2010	901,581	0.96	to	0.93	858,038	—	1.25	to	2.15	22.52	to	21.44
	12/31/2009	2,282,387	0.78	to	0.76	1,774,092	—	1.25	to	2.15	31.23	to	30.08
	12/31/2008	607,691	0.59	to	0.59	360,519	0.55	1.25	to	2.15	(39.13)	to	(39.67)
ProFund VP Short Emerging Markets
	12/31/2012	90,804	0.41	to	0.39	37,186	—	1.25	to	2.15	(14.12)	to	(14.89)
	12/31/2011	179,165	0.48	to	0.46	85,731	—	1.25	to	2.15	9.30	to	8.34
	12/31/2010	390,677	0.44	to	0.43	171,086	—	1.25	to	2.15	(19.43)	to	(20.14)
	12/31/2009	334,939	0.55	to	0.53	182,034	—	1.25	to	2.15	(49.35)	to	(49.80)
	12/31/2008	595,263	1.08	to	1.07	639,979	0.06	1.25	to	2.15	30.59	to	29.44
ProFund VP Falling U.S. Dollar
	12/31/2012	205,375	0.92	to	0.87	188,002	—	1.25	to	2.15	(2.00)	to	(2.87)
	12/31/2011	209,658	0.94	to	0.90	195,437	—	1.25	to	2.15	(3.92)	to	(4.77)
	12/31/2010	232,443	0.97	to	0.95	225,821	—	1.25	to	2.15	(3.79)	to	(4.64)
	12/31/2009	481,005	1.01	to	0.99	485,391	2.57	1.25	to	2.15	2.04	to	1.14
	12/31/2008	448,060	0.99	to	0.98	443,520	0.05	1.25	to	2.15	(6.29)	to	(7.12)
ProFund VP International
	12/31/2012	1,374,287	0.70	to	0.67	961,180	—	1.25	to	2.15	14.50	to	13.48
	12/31/2011	915,975	0.62	to	0.59	560,464	—	1.25	to	2.15	(15.40)	to	(16.14)
	12/31/2010	4,509,163	0.73	to	0.71	3,264,427	—	1.25	to	2.15	6.47	to	5.54
	12/31/2009	4,542,531	0.68	to	0.67	3,095,622	0.03	1.25	to	2.15	23.11	to	22.02
	12/31/2008	216,885	0.56	to	0.55	120,183	1.54	1.25	to	2.15	(45.09)	to	(45.58)
ProFund VP Emerging Markets
	12/31/2012	3,386,309	0.82	to	0.78	2,765,490	1.25	1.25	to	2.15	5.25	to	4.32
	12/31/2011	1,780,229	0.78	to	0.75	1,383,136	—	1.25	to	2.15	(20.69)	to	(21.39)
	12/31/2010	7,248,427	0.98	to	0.96	7,100,746	—	1.25	to	2.15	8.41	to	7.46
	12/31/2009	6,396,132	0.91	to	0.89	5,785,519	0.12	1.25	to	2.15	60.35	to	58.94
	12/31/2008	951,012	0.57	to	0.56	537,032	0.83	1.25	to	2.15	(50.71)	to	(51.15)
ProFund VP Short International
	12/31/2012	89,793	0.62	to	0.59	55,062	—	1.25	to	2.15	(21.15)	to	(21.85)
	12/31/2011	63,095	0.78	to	0.75	49,140	—	1.25	to	2.15	0.55	to	(0.33)
	12/31/2010	83,328	0.78	to	0.76	64,638	—	1.25	to	2.15	(15.75)	to	(16.49)
	12/31/2009	278,537	0.92	to	0.91	256,402	—	1.25	to	2.15	(31.14)	to	(31.75)
	12/31/2008	515,699	1.34	to	1.33	691,340	0.07	1.25	to	2.15	36.52	to	35.31

73

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Access VP High Yield
	12/31/2012		575,566	$1.47	to	$1.41	$844,373	3.85%	1.25%	to	2.15%	12.71%	to	11.71%
	12/31/2011		1,063,543	1.31	to	1.26	1,384,093	0.94	1.25	to	2.15	1.48	to	0.59
	12/31/2010		1,373,398	1.29	to	1.25	1,763,801	9.35	1.25	to	2.15	14.94	to	13.93
	12/31/2009		3,904,323	1.12	to	1.10	4,369,187	8.55	1.25	to	2.15	15.47	to	14.45
	12/31/2008		4,272,459	0.97	to	0.96	4,144,835	7.04	1.25	to	2.15	(5.83)	to	(6.66)
AllianceBernstein Balanced Wealth Strategy
	12/31/2012		527,332	1.44	to	1.39	757,341	1.91	1.45	to	2.35	11.75	to	10.76
	12/31/2011		625,383	1.29	to	1.26	805,019	2.46	1.45	to	2.35	(4.44)	to	(5.28)
	12/31/2010		587,108	1.35	to	1.33	791,646	2.41	1.45	to	2.35	8.72	to	7.77
	12/31/2009		589,728	1.24	to	1.23	732,497	0.97	1.45	to	2.35	22.67	to	21.60
	12/31/2008	(1)	81,584	1.01	to	1.01	82,665	—	1.45	to	2.35	1.33	to	1.21
Franklin Templeton VIP Founding Funds Allocation
	12/31/2012		1,369,203	1.52	to	1.47	2,077,586	2.72	1.40	to	2.30	13.57	to	12.57
	12/31/2011		1,428,176	1.34	to	1.30	1,909,592	0.02	1.40	to	2.30	(3.03)	to	(3.88)
	12/31/2010		1,472,393	1.38	to	1.36	2,031,303	2.21	1.40	to	2.30	8.72	to	7.76
	12/31/2009		1,235,849	1.27	to	1.26	1,569,254	4.21	1.40	to	2.30	28.27	to	27.14
	12/31/2008	(1)	220,695	0.99	to	0.99	218,629	0.17	1.40	to	2.30	(0.94)	to	(1.06)

(1)	See footnote 1
*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

74

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

There are subaccounts that have total returns outside of the range indicated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2009 Total Return range
TA MFS International Equity	29.45%	to	32.38%
TA AEGON U.S. Government Securities - PAM Fund	2.00	to	3.24
TA Vanguard ETF Index - Growth	19.72	to	21.66
TA Efficient Markets	15.38	to	17.81
ProFund VP Japan	8.01	to	9.06
ProFund VP UltraSmall-Cap	37.22	to	46.84
ProFund VP Basic Materials	33.08	to	60.37
ProFund VP Pharmaceuticals	14.44	to	28.44
ProFund VP Telecommunications	5.06	to	6.18
ProFund VP Asia 30	26.59	to	52.30
ProFund VP Oil & Gas	12.78	to	14.07
ProFund VP U.S. Government Plus	(34.04)	to	(10.03)
ProFund VP Consumer Services	20.93	to	29.19
ProFund VP Precious Metals	29.17	to	33.66
ProFund VP Europe 30	28.99	to	30.66
ProFund VP Short NASDAQ-100	(41.91)	to	(26.89)
ProFund VP Utilities	8.40	to	18.46
ProFund VP Financials	12.59	to	20.84
ProFund VP Small-Cap Value	17.87	to	19.63
ProFund VP Mid-Cap	22.87	to	31.23
ProFund VP Short Emerging Markets	(49.80)	to	(30.68)
ProFund VP Falling U.S. Dollar	1.14	to	5.78
ProFund VP International	22.02	to	26.35
ProFund VP Emerging Markets	30.38	to	60.35
ProFund VP Short International	(31.75)	to	(26.70)
Access VP High Yield	14.45	to	22.67
AllianceBernstein Balanced Wealth Strategy	20.86	to	22.67
Franklin Templeton VIP Founding Funds Allocation	25.15	to	28.27

75

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

5. Administrative and Mortality and Expense Risk Charges

WRL deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. WRL also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.00% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for WRL’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
AllianceBernstein Balanced Wealth Strategy	0.20%
Franklin Templeton VIP Founding Funds Allocation	0.15%

6. Income Taxes

Operations of the Separate Account form a part of WRL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of WRL for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from WRL. Under existing federal income tax laws, the income of the Separate Account is not taxable to WRL, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

76

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U

Notes to Financial Statements

December 31, 2012

8. Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

77

PART	C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)	(a	)	Resolution of the Board of Directors of Western Reserve Life Assurance Co. of Ohio authorizing establishment of the separate Account. Note 3

(2)			Not Applicable.

(3)	(a	)	Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the separate investment accounts, and AFSG Securities Corporation. Note 3

	(a	)(1)	First Amendment to Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the separate Account, and AFSG Securities Corporation. Note 3

	(a	)(2)	Second Amendment to Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 8

	(a	)(3)	Amended and Reinstated Principal Underwriting Agreement between WRL and AFSG. Note 15

	(a	)(4)	First Amendment to Amended and Reinstated Principal Underwriting Agreement. Note 15

	(a	)(5)	Amendment No. 2 to Amended and Reinstated Principal Underwriting Agreement. Note 16

	(a	)(6)	Principal Underwriting Agreement. Note 21

	(a	)(7)	Amendment No. 1 to Principal Underwriting Agreement. Note 21

	(a	)(8)	Amended and Restated Principal Underwriting Agreement. Note 26.

	(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 1

	(b	)(1)	Form of Life Insurance Company Product Sales Agreement. Note 18

(4)	(a	)	Form of Policy. Note 3

	(b	)	Form of Enhanced Death Benefit Rider (Return of Premium). Note 3

	(c	)	Form of Enhanced Death Benefit Rider (Annual Step-Up). Note 3

	(d	)	Form of Enhanced Death Benefit Rider (Double Enhanced). Note 3

	(e	)	Form of Enhanced Death Benefit Rider (Roll-Up). Note 3

	(f	)	Form of Surrender Charge Modification Rider (Liquidity Rider). Note 3

	(g	)	Form of Additional Death Benefit Rider (Bee-Extra II). Note 3

	(h	)	Form of Premium Enhancement Rider. Note 12

	(i	)	Form of C-Share Rider. Note 12

	(j	)	Form of 5 For Life Rider. Note 12

	(k	)	Form of Living Benefits Rider (GPS). Note 11

	(l	)	Form of Rider (5 for Life-Growth-without Death Benefit) Note 13

	(m	)	Form of Rider (5 for Life-Growth-with Death Benefit) Note 13

	(n	)	Form of Income select for life. Note 14

	(o	)	Form of Retirement Income Choice Rider. Note 18

	(p	)	Form of Rider (Retirement Income Choice Double Withdrawal Base Benefit) Note 21

	(q	)	Form of Policy Endorsement (Fund Facilitation Fee) Note 21

(5)	(a	)	Form of Application. Note 8

(6)	(a	)	Articles of Incorporation of Western Reserve Life Assurance Co. of Ohio. Note 3

	(b	)	ByLaws of Western Reserve Life Assurance Co. of Ohio. Note 3

(7)	(a	)	Reinsurance Agreement (TIRe). Note 23

	(a	)(2)	Amendment 2 to Reinsurance Agreement (TIRe). Note 26.

	(b	)	Reinsurance Agreement (GPHRe). Note 3

(8)	(a	)	Participation Agreement between WRL Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 3

	(a	)(1)	Amendment No. 21 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 8

	(a	)(2)	Amendment No. 22 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. dated December 1, 2003 Note 9

	(a	)(3)	Amendment No. 24 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 12

	(a	)(4)	Amendment No. 25 to Participation Agreement (ATST) Note 12.

(8)	(a	)(5)	Amendment No. 26 to Participation Agreement (ATST) Note 14.

	(a	)(6)	Amendment No. 29 to Participation Agreement (TST). Note 20.

	(a	)(7)	Amendment No. 30 to Participation Agreement (TST). Note 21.

	(a	)(8)	Amendment No. 34 to Participation Agreement (TST). Note 24.

	(a	)(9)	Amendment No. 35 to Participation Agreement (TST). Note 25.

	(a	)(10)	Amendment No. 36 to Participation Agreement (TST). Note 26.

	(a	)(11)	Amendment No. 37 to Participation Agreement (TST). Note 28.

	(a	)(12)	Amendment No. 38 to Participation Agreement (TST). Note 28.

(8)	(b	)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. Note 4

	(b	)(1)	Amendment No. 1 dated March 15, 2000 to Participation Agreement—Variable Insurance Products Fund II. Note 5

	(b	)(2)	Amendment No. 2 dated April 12, 2001 to Participation Agreement Variable Insurance Products Fund II. Note 6

	(b	)(3)	Amendment No. 3 dated September 1, 2003 to Participation Agreement Variable Insurance Products Fund II. Note 8

(8)	(b	)(4)	Amendment No. 4 dated December 1, 2003 to Participation Agreement Variable Insurance Products Fund II. Note 9

	(b	)(5)	Amendment No. 8 to Participation Agreement Variable Insurance Products Fund II. Note 27.

(8)	(c	)	Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2003. Notes 7

(8)	(c	)(1)	Amendment No. 1 to Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated September 1, 2003. Note 8

(8)	(c	)(2)	Amendment No. 2 to Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated December 1, 2003. Note 9

(8)	(c	)(3)	Amended and Restated Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2004. Note 9

(8)	(d	)	Participation Agreement (ProFunds). Note 15

	(d	)(2)	Amendment No. 2 to Participation Agreement (ProFund). Note 19.

	(d	)(3)	Amendment to Participation Agreement (ProFund). Note 28

	(d	)(4)	Amendment of Agreements (Confidential Information on ProFunds). Note 29.

(8)	(e	)	Participation Agreement (AllianceBernstein). Note 22

	(e	)(1)	Amendment to Participation Agreement (AllianceBernstein) Note 27.

(8)	(f	)	Participation Agreement (Franklin Templeton). Note 22

	(f	)(2)	Amendment No. 2 to Participation Agreement (Franklin Templeton). Note 26.

	(f	)(3)	Amendment No. 3 to Participation Agreement (Franklin Templeton). Note 27.

(9)			Opinion and Consent of Counsel. Note 29.

(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 29.

	(b	)	Opinion and Consent of Actuary. Note 14

(11)			Not applicable.

(12)			Not applicable.

(13)			Performance Data Calculations. Note 14

(14)			Powers of Attorney. (Karen R. Wright, Charles T. Boswell, Brenda K. Clancy, John R. Hunter, Arthur C. Schneider, Eric J. Martin) Note 26. C. Michiel Van Katwijk Note 29.

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-87792) on May 8, 2002.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 (File No. 333-93969) on April 14, 2003.

Note 3.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-108525) on September 5, 2003.

Note 4.	Incorporated herein by reference to Initial Registration Statement to Form S-6 (File No. 333-57681) dated September 23, 1999.

Note 5.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-93169) Filed on April 10, 2000.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 16 to Form S-6 (File No. 33-69138) dated April 16, 2001.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-100993) dated April 22, 2003.

Note 8.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-108525) dated December 19, 2003.

Note 9.	Filed with Post-Effective Amendment No.1 Form N-4 (File No. 333-108525) dated April 29, 2004.

Note 10.	Filed with Post-Effective Amendment No.2 to Form N-4 Registration Statement (File No. 333-108525) dated January 7, 2005.

Note 11.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-112089) on January 22, 2004.

Note 12.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-108525) dated April 27, 2005.

Note 13.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-108525) dated December 13, 2005.

Note 14.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-108525) dated April 26, 2006.

Note 15.	Filed with Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-108525) dated February 13, 2007.

Note 16.	Filed with Post-Effective Amendment No. 10 to Form N-4 Registration (File No. 333-108525) dated April 30, 2007.

Note 17.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-145461) on August 15, 2007.

Note 18.	Filed with Post-Effective Amendment No. 11 to Form N-4 Registration (File No. 333-108525) dated December 21, 2007.

Note 19.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration (File No. 333-145461) dated October 23, 2007.

Note 20.	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration (File No. 333-108525) dated April 29, 2008.

Note 21.	Filed with Post-Effective Amendment No. 13 to Form N-4 Registration (File No. 333-108525) dated November 6, 2008.

Note 22.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration (File No. 333-108525) dated February 3, 2009.

Note 23.	Filed with Post-Effective Amendment No. 17 to Form N-4 Registration (File No. 333-108525) dated April 30, 2009.

Note 24.	Filed with Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 333-108525) dated November 19, 2009.

Note 25.	Filed with Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 333-108525) dated April 21, 2010.

Note 26.	Filed with Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 333-108525) dated April 29, 2011.

Note 27.	Filed with Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-108525) dated April 16, 2012.

Note 28.	Filed with Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 333-108525) Filed on September 10, 2012.

Note 29.	Filed herewith

Item 25.	Directors and Officers of the Depositor (Western Reserve Life Assurance Co. of Ohio)

Name and Business Address	Principal Positions and Offices with Depositor
Charles T. Boswell 570 Carillon Parkway St. Petersburg, FL 33716	Director and Chief Executive Officer

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Chairman of the Board and President

Arthur Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President and Chief Tax Officer

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Corporate Controller and Senior Vice President

John R. Hunter 4333 Edgewood Rd NE Cedar Rapids, IA 52499-0001	Director, and Division Chief Operating Officer – Life & Protection

Karen R. Wright 100 Light St. Baltimore, MD 21202	Treasurer and Vice President

C. Michiel Katwijk 100 Light St. Baltimore, MD 21202	Director and Senior Vice President

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 174,588,712 shares of Common Stock; 1,500 shares of Series II Preferred stock; 2 shares of Series III Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B -Series I Preferred stock.	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	Partners: AEGON USA Realty Advisors, LLC (99%); AEGON-CMF GP, LLC (1%)	Investment in mortgages

AEGON Direct & Affinity Marketing Services Australia Pty Limited	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct & Affinity Marketing Services Co., Ltd.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct & Affinity Marketing Services Limited	Hong Kong	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct & Affinity Marketing Services (Thailand) Limited	Thailand	97% Transamerica International Direct Marketing Consultants, LLC; remaining 3% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government.

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (86.0457%) ; Monumental Life Insurance Company (13.9543%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	affordable housing

AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	affordable housing

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	Partners: Transamerica Affordable Housing - 0.05% General Partner; non-AEGON affiliate, Jamboree Housing Corporation - 0.05% Managing General Partner; Transamerica Life Insurance Company - 67% Limited Partner; Monumental Life Insurance Company - 32% Limited Partner	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Monumental Life Insurance Company; 0.01% Transamerica Affordable Housing, Inc.	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Life Insurance Company	Canada	100% Transamerica Life Canada	Insurance company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark Consulting, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member - Diversified Retirement Corporation	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company

Consumer Membership Services Canada Inc.	Canada	100% AEGON Canada ULC	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Company	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Investment Advisors, Inc.	Delaware	100% Diversified Retirement Corporation	Investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership

FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production

FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Fong LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments

Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.3%) and Principal Life Insurance Company (31.49%)	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable Housing I LLC (1%)	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Brank and Trust Company (18.1714%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Real estate investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments

Garnet LIHTC Fund XXXII, LLC	Delaware	Members: Garnet Community Investment XXXII, LLC (0.01%); non-affiliates of AEGON: New York Life Insurance Company (50.38%); New York Life Insurance Annuity Corporation (49.61%)	Investments

Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments

Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments

Garnet LIHTC Fund XXXVI, LLC	Delaware	Sole Member - Garnet Community Investments XXXVI, LLC	Investments

Garnet LIHTC Fund XXXVII, LLC	Delaware	Sole Member - Garnet Community Investments XXXIII, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Hadley Apartments, LLC	Massachusetts	Members: Garnet LIHTC Fund XV, LLC (99.99% investor member); Transamerica Affordable Housing, Inc. (non-owner manager); Main South Community Development Corporation , a non-affiliate of AEGON (.01% special member)	affordable housing

Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Imani Fe, LP	California	Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable Housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable Housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)	affordable housing

Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Company	Leases business equipment

IWA Commercial Venture, LLC	Georgia	Members: Investors Warranty of America, Inc. (99.9%); non-AEGON affiliate, Rooker/Commerce 962, LLC	Maintain property tax abatement

LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Legacy General Insurance Company	Canada	100% AEGON Canada ULC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Company	Trust company

McDonald Corporate Tax Credit Fund IV Limited Partnership	Delaware	Partners: Monumental Life Insurance Company - 99.9% General Partner; TAH-McD IV, LLC - 0.10% General Partner	Tax credit fund

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Company	Provides financial counseling for employees and agents of affiliated companies

Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Viriginia for United Financial Services, Inc.

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator

Monumental Life Insurance Company	Iowa	87.72% Commonwealth General Corporation; 12.28% AEGON USA, LLC	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda

Partners are: Transamerica Life

Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.

Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.96%); Monumental Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% AEGON Canada ULC	Application service provider providing loan origination platforms to Canadian credit unions.

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Dormant

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TAHP Fund I, LLC	Delaware	Sole Member - Monumental Life Insurance Company	Real estate investments

TAHP Fund II, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

THH Acquisitions, LLC	Iowa	Sole Member - Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member-PSL Acquisitions Operating, LLC	Irrigation company

Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Company	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants Private Limited	India	99.95% AEGON DMS Holding B.V.; non-AEGON affiliate, Keshav Sunderraj owns .05%	Marketing consultant

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - will primarily write fixed universal life and term insurance

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	To provide education and information regarding retirement and economic issues.

Transamerica Retirement Solutions Corporation	Delaware	100% AUSA Holding Company	Retirement Plan Services

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits, LLC	Iowa	100% AUSA Holding Company	Third party administrator

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Yarra Rapids, LLC	Delaware	Yarra Rapids Management, LLC is the non-owner Manager	Real estate investments

Yarra Rapids Management, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Company organized for the intention of real estate investments but no business at this time

Zahorik Company, Inc.	California	100% AUSA Holding Company	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (82.35%); Monumental Life Insurance Company (16.16%); Transamerica Financial Life Insurance Company (1.49%) Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners

As of February 28, 2013 there were 15,733 Contract owners.

Item 28. Indemnification

Provisions exist under the Ohio General Corporation Law (see, e.g., Section 1701.13), the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA QQ, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

David W. Hopewell	(1)	Director

David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Vice President

Elizabeth Belanger	(4)	Assistant Vice President

Margaret A. Cullem-Fiore	(5)	Assistant Vice President

Dennis P. Gallagher	(5)	Assistant Vice President

Christy Post-Rissin	(5)	Assistant Vice President

Brenda L. Smith	(5)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Lisa Wachendorf	(1)	Assistant Vice President

Arthur D. Woods	(5)	Assistant Vice President

Carrie N. Powicki	(2)	Secretary

Karen R. Wright	(3)	Treasurer

Karen D. Heburn	(5)	Vice President

Wesley J. Hodgson	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	100 Light Street, Floor B1, Baltimore, MD 21202
(4)	440 Mamaroneck Avenue, Harrison, NY 10528
(5)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$2,240,892	0	0	0

(1)	Fiscal Year 2012

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Western Reserve Life Assurance Co. of Ohio at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.    Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.    Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Western Reserve Life Assurance Co. of Ohio at the address or phone number listed in the Prospectus.

(d)	Western Reserve Life Assurance Co. of Ohio hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve Life Assurance Co. of Ohio.

SECTION 403(B) REPRESENTATIONS

Western Reserve Life Assurance Co. of Ohio represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 22nd day of April 2013

SEPARATE ACCOUNT VA U

WESTERN RESERVE LIFE
ASSURANCE CO. OF OHIO
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* C. Michiel van Katwijk	Director and Senior Vice President	, 2013

* Charles T. Boswell	Director and Chief Executive Officer	, 2013

* Brenda K. Clancy	Director, Chairman of the Board and President	, 2013

* John R. Hunter	Director and Division Chief Operating Officer – Life & Protection	, 2013

* Arthur C. Schneider	Director, Senior Vice President, and Chief Tax Officer	, 2013

* Karen R. Wright	Treasurer and Vice President	, 2013

* Eric J. Martin	Corporate Controller and Senior Vice President	, 2013

/s/ Darin D. Smith *By Darin D. Smith	Assistant Secretary, and Managing Assistant General Counsel	April 22, 2013

*	By: Darin D. Smith - Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No. 333-108525

811-21427

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA U

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(d)(4)	Amendment of Agreements (Confidential Information ProFunds)

9	Opinion and Consent of Counsel

10 (a)	Consent of Independent Registered Public Accounting Firm

14	Power of Attorney

*	Page numbers included only in manually executed original.